UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
March 31, 2023
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen All-American Municipal Bond Fund FLAAX FACCX FAAWX FAARX
Nuveen Intermediate Duration Municipal Bond Fund NMBAX NNCCX — NUVBX
Nuveen Limited Term Municipal Bond Fund FLTDX FAFJX — FLTRX
Nuveen Short Term Municipal Bond Fund FSHAX NAAEX — FSHYX

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
About the Funds’ Benchmarks 10
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries 11
Yields 24
Expense Examples 25
Report of Independent Registered Public Accounting Firm 27
Portfolios of Investments 28
Statement of Assets and Liabilities 233
Statement of Operations 235
Statement of Changes in Net Assets 236
Financial Highlights 238
Notes to Financial Statements 246
Important Tax Information 260
Additional Fund Information 261
Glossary of Terms Used in this Report 262
Liquidity Risk Management Program 263
Annual Investment Management Agreement Approval Process 264
Trustees and Officers 271

Chair’s Letter
to Shareholders

Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.1% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors on a meeting-by-meeting basis. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
May 22, 2023

Important Notices
For Shareholders of
Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
Portfolio Manager Updates for Nuveen All-American Municipal Bond Fund
Effective April 10, 2023, John V. Miller announced that he will retire from Nuveen on June 1, 2023 and will continue to serve as a portfolio manager of the Fund until that time. In conjunction with this announcement, Paul L. Brennan has been named a portfolio manager of the Fund. Timothy T. Ryan will continue to serve as a portfolio manager of the Fund.

Portfolio Managers’
Comments

Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers John V. Miller, CFA, Timothy T. Ryan, CFA, and Paul L. Brennan, CFA, manage the
Nuveen All-American Municipal Bond Fund. Paul L. Brennan, CFA, and Stephen J. Candido, CFA, manage the Nuveen Intermediate
Duration Municipal Bond Fund. The Nuveen Limited Term Municipal Bond Fund and the Nuveen Short Term Municipal Bond Fund
are managed by Paul L. Brennan, CFA, and Christopher L. Drahn, CFA.
Portfolio Manager Update
Effective April 10, 2023 (subsequent to the close of this reporting period), Paul L. Brennan, CFA, was added as a portfolio manager of the Nuveen All-American Municipal Bond Fund. John V. Miller, CFA, will retire from Nuveen on June 1, 2023, and will continue to serve as a portfolio manager until that time. There were no other changes to the Fund’s portfolio management team.
Here, the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended March 31, 2023. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and municipal markets during the twelve-month reporting period ended March 31,
2023?
U.S. economic growth continued to moderate amid high inflation and tightening financial conditions during the twelve-month period ended March 31, 2023. In the first quarter of 2023, the economy expanded at an annualized rate of 1.1%, according to the preliminary estimate from the U.S. Bureau of Economic Analysis, slowing from 2.1% in 2022 overall. Inflation remained persistently high through the majority of the reporting period as China’s Zero-COVID restrictions (lifted in December 2022) and the Russia-
Ukraine war worsened existing pandemic-related supply chain disruptions and drove food and energy prices higher. While the U.S.
Federal Reserve (Fed) and other global central banks took aggressive measures to ease inflation, and supply chains and energy prices began to normalize toward the end of the reporting period, inflation levels remained much higher than central banks’ target levels.
Beginning in March 2022, the Fed raised its target fed funds rate nine times during the reporting period, bringing it from near zero at the start of 2022 to a range of 4.75% to 5.00% as of March 2023. One of the Fed’s rate increases occurred in March 2023, a decision that was closely watched because of the failure of Silicon Valley Bank and Signature Bank during the same month and uncertainty around the economic impact of these failures. Additionally, in March 2023, Swiss bank UBS agreed to buy Credit
Suisse, which had been troubled for some time and was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and
U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of March 2023, the unemployment rate remained near its pre-pandemic low of 3.5%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the
U.S. economy in 2022 and early 2023, even as the Fed sought to soften job growth to help curb inflation pressures.
The broad municipal bond market was impacted by interest rate volatility and economic uncertainty during the reporting period.
Municipal yields rose across the maturity spectrum, but the move was uneven. The greatest increase in yields was at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Yields at the long end of the municipal curve also rose significantly, but intermediate and intermediate-long maturities saw relatively smaller yield

Portfolio Managers’ Comments
(continued)

increases. Overall, shorter maturities generally outperformed longer maturities during the reporting period. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.
Nuveen All-American Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2023?
The Fund focuses primarily on investment grade long-term municipal bonds with a weighted average maturity of more than 10 years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital. Some income may be subject to state and local taxes and to the federal alternative minimum tax. The Fund may opportunistically employ leverage through the use of inverse floating rate securities. Inverse floating rate securities, sometimes referred to as “inverse floaters,” are the residual interest in a tender option bond (TOB) trust. These securities can be used for a variety of reasons, including duration management, income and total return enhancement.
Throughout the reporting period, the portfolio management team focused on managing shareholder redemptions. Redemption activity as an overall proportion of the portfolio was meaningful, particularly during the beginning of the reporting period, amid a challenging fixed income market. While selling securities from the Fund, the portfolio management team positioned the Fund more defensively, including reducing the Fund’s leverage, building its exposure to cash, adjusting its allocation to credit and shortening its duration. The portfolio management team also executed tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended March 31, 2023?
The Class A Shares of the Nuveen All-American Municipal Bond Fund significantly underperformed the S&P Municipal Bond Index for the twelve-month reporting period ended March 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Index.
The Fund’s underperformance was primarily driven by duration and yield curve positioning during the reporting period. Because the
Fund’s duration was longer than the benchmark, it was more sensitive to the detrimental effects of sharply rising interest rates during the reporting period. The Fund’s use of leverage through inverse floating rate securities also detracted from relative performance over this reporting period. However, the Fund's use of leverage was accretive to overall common share income.
The Fund’s underperformance was partially offset by its use of short U.S. Treasury futures to manage the portfolio’s duration and hedge against rising interest rates. These securities performed well as rates rose and tempered the negative performance impact of the Fund’s duration positioning. In addition, the Fund’s underperformance was also partially offset by an equity holding in
Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy
Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE:
VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy
Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen Funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the
Portfolio of Investments section of this report.
Nuveen Intermediate Duration Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2023?
The Fund invests primarily in investment grade intermediate-term municipal bonds with a targeted weighted average effective duration between 4.5 and seven years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.

During the reporting period, the portfolio management team engaged in bond trades that would support the Fund’s future income stream, primarily by executing tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended March 31, 2023?
The Class A Shares of the Nuveen Intermediate Duration Municipal Bond Fund underperformed the S&P Municipal Bond
Intermediate Index for the twelve-month reporting period ended March 31, 2023. For the purposes of this Performance
Commentary, references to relative performance are in comparison to the S&P Municipal Bond Intermediate Index.
During this reporting period, the Fund’s yield curve positioning detracted from relative performance. Because the Fund’s duration was longer than the benchmark, it was more sensitive to the detrimental effects of sharply rising interest rates during the reporting period. An overweight to credit risk, specifically non-rated, below investment grade and BBB-rated bonds, also detracted as these bonds underperformed higher credit quality bonds during the reporting period. The Fund’s allocation to longer-duration housing bonds also detracted given their increased interest rate sensitivity.
Partially offsetting the Fund’s underperformance was an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-
carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen Funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Nuveen Limited Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2023?
The Fund invests primarily in investment grade short- to intermediate-term municipal bonds with a targeted average weighted maturity between three to seven years. A large team of credit analysts seek value, targeting municipal bond market inefficiencies in pursuit of the Fund's goal to provide investors with as high a level of tax-exempt income as possible while also preserving capital.
During the reporting period, the portfolio management team engaged in bond trades that would support the Fund’s future income stream, primarily by executing tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended March 31, 2023?
The Class A Shares of the Nuveen Limited Term Municipal Bond Fund underperformed the S&P Municipal Bond Short Intermediate
Index for the twelve-month reporting period ended March 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Intermediate Index.
During this reporting period, the Fund’s yield curve positioning detracted from relative performance as the Fund’s overweight to longer-duration bonds relative to the benchmark detracted. An overweight to credit risk, specifically non-rated, below investment grade and BBB-rated bonds, also detracted because these bonds underperformed relative to higher credit quality bonds during the reporting period. The Fund’s allocation to longer-duration housing bonds also detracted given their increased interest rate sensitivity.
Partially offsetting the Fund’s underperformance was an equity holding in Energy Harbor. The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-
carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen Funds and accounts expect to receive a combination of cash and shares in a

Portfolio Managers’ Comments
(continued)

newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
Nuveen Short Term Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended March 31, 2023?
The Fund maintains a portfolio of primarily investment grade, short-term municipal bonds with a targeted average weighted maturity of three years or less. The Fund seeks to provide current income exempt from regular federal income taxes to the extent consistent with preservation of capital.
During the reporting period, the portfolio management team engaged in bond trades that would support the Fund’s future income stream. The portfolio management team also executed tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended March 31, 2023?
The Class A Shares of the Nuveen Short Term Municipal Bond Fund underperformed the S&P Municipal Bond Short Index for the twelve-month reporting period ended March 31, 2023. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Short Index.
During this reporting period, the Fund’s duration positioning detracted from the Fund’s relative performance. The Fund’s duration was slightly longer than the benchmark, leaving the Fund more sensitive to the negative effects of higher rates. An additional relative detractor was the Fund’s overweight in the hospital sector. During the reporting period, this sector experienced widening credit spreads and underperformed the index.
Partly offsetting these negative factors was the Fund’s overweight positioning and selection in airport bonds, which helped relative performance as the sector outperformed. The Fund also benefited from its holdings of Florida Brightline Passenger Rail bonds, which outperformed. In addition, the Fund’s underperformance was also partially offset by an equity holding in Energy Harbor.
The Fund received Energy Harbor common stock in 2020 as part of the bankruptcy restructuring of FirstEnergy Solutions, the predecessor of Energy Harbor and a former holding in the Fund. The stock price rose during the reporting period alongside rising energy prices and greater interest in low-carbon energy sources. On March 6, 2023, Vistra Corp. (NYSE: VST), an integrated retail electricity and power generation company, announced it had executed a definitive agreement with Energy Harbor to merge Energy
Harbor into a newly formed subsidiary of Vistra. In connection with the transaction, Nuveen Funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity. For additional information, please refer to footnotes in the Portfolio of Investments section of this report.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen All American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the
Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

About the Funds’ Benchmarks
Lipper General & Insured Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short-Intermediate Municipal Debt Funds Classification Average:
Represents the average annualized total
return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Short Municipal Debt Funds Classification Average
: Represents the average annualized total return for
all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index:
An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index:
An index containing bonds in the S&P Municipal Bond Index that mature between 1 and 8 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holding Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever the Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for the Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
The Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of the Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen All-American Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class
C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class
C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class R6 Shares have no sales charge and are available only to certain limited categories as described in the prospectus. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2023
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/03/88 (5.48)% 0.80% 2.18% 0.70%
Class A at maximum Offering Price 10/03/88 (9.48)% (0.06)% 1.74% –
S&P Municipal Bond Index — (0.22)% 2.01% 2.39% —
Lipper General & Insured Municipal Debt Funds Classification
Average — (2.06)% 1.42% 1.96% —
Class I 2/06/97 (5.23)% 1.01% 2.39% 0.50%
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (6.26)% (0.01)% 1.93% 1.50%
Class C at maximum Offering Price 2/10/14 (6.26)% (0.01)% 1.93% –
Class R6 6/30/16 (5.30)% 1.03% 1.01% 0.47%
Effective Leverage Ratio 3.14%

Growth of an Assumed $10,000 Investment as of March 31, 2023
 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries
March 31, 2023 (continued)
Holdings Summaries as of March 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96.7%
Common Stocks 1.1%
Variable Rate Senior Loan
Interests 0.0%
Corporate Bonds 0.0%
Short-Term Municipal Bonds 3.8%
Other Assets & Liabilities, Net 1.6%
Floating Rate Obligations (3.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.5%
AAA 5.4%
AA 32.3%
A 27.5%
BBB 13.1%
BB or Lower 5.0%
N/R (not rated) 14.1%
N/A (not applicable) 1.1%
Total 100%
Portfolio Composition
(% of total investments)
Transportation 22.2%
Tax Obligation/Limited 18.2%
Health Care 14.9%
Tax Obligation/General 10.9%
Utilities 10.6%
Education and Civic
Organizations 7.7%
Mutual Fund 3.7%
Other 10.6%
Variable Rate Senior Loan
Interests 0.0%
Common Stocks 1.2%
Corporate Bonds 0.0%
Total 100%
States and Territories
(% of total municipal bonds)
New York 12.0%
California 11.4%
Illinois 8.2%
Texas 8.0%
Florida 7.7%
Colorado 5.0%
Pennsylvania 4.3%
National 3.8%
Tennessee 3.4%
New Jersey 2.9%
Wisconsin 2.7%
Massachusetts 2.6%
Washington 2.6%
Missouri 2.4%
Arizona 1.8%
Indiana 1.8%
Puerto Rico 1.8%
Kentucky 1.3%
Louisiana 1.2%
Minnesota 1.2%
Other 13.9%
Total 100%

Nuveen Intermediate Duration Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Intermediate Index.
** Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2023
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 6/13/95 (0.90)% 1.70% 2.03% 0.63%
Class A at maximum Offering Price 6/13/95 (3.87)% 1.08% 1.72% –
S&P Municipal Bond Intermediate Index — 1.37% 2.22% 2.33% —
Lipper Intermediate Municipal Debt Funds Classification Average — (0.10)% 1.63% 1.69% —
Class I 11/29/76 (0.67)% 1.89% 2.24% 0.43%
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (1.80)% 0.86% 1.55% 1.43%
Class C at maximum Offering Price 2/10/14 (1.80)% 0.86% 1.55% –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries March 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of March 31, 2023
 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of March 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 96.2%
Common Stocks 2.6%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Other Assets & Liabilities, Net 1.3%
Borrowings (0.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.3%
AAA 6.0%
AA 28.1%
A 34.0%
BBB 10.7%
BB or Lower 4.9%
N/R (not rated) 9.4%
N/A (not applicable) 2.6%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 17.7%
Transportation 14.4%
Health Care 13.7%
Tax Obligation/Limited 12.7%
Tax Obligation/General 10.4%
Housing/Single Family 9.0%
U.S. Guaranteed 4.5%
Other 14.9%
Common Stocks 2.6%
Asset-Backed and Mortgage-
Backed Securities 0.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 10.7%
New York 5.4%
Pennsylvania 5.4%
Florida 4.5%
California 4.3%
Ohio 4.3%
Texas 4.0%
Washington 4.0%
New Jersey 3.8%
Puerto Rico 3.6%
Louisiana 2.9%
Michigan 2.8%
Colorado 2.7%
Indiana 2.7%
Oklahoma 2.7%
Alabama 2.3%
Virginia 2.1%
Georgia 2.1%
Wisconsin 2.0%
Maryland 1.9%
Tennessee 1.7%
Kentucky 1.6%
Connecticut 1.6%
Arizona 1.6%
District of Columbia 1.4%
Other 17.9%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Limited Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2023
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short-Intermediate Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C
Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C
Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods.
Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2023
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/19/87 0.77% 1.66% 1.39% 0.59%
Class A at maximum Offering Price 10/19/87 (1.75)% 1.14% 1.13% –
S&P Municipal Bond Short-Intermediate Index — 1.54% 1.66% 1.54% —
Lipper Short-Intermediate Municipal Debt Funds Classification
Average — 0.84% 1.19% 1.07% —
Class I 2/06/97 0.90% 1.85% 1.58% 0.39%
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 (0.11)% 0.85% 0.81% 1.39%
Class C at maximum Offering Price 2/10/14 (0.11)% 0.85% 0.81% –
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of March 31, 2023
 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries
March 31, 2023 (continued)
Holdings Summaries as of March 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 95 .7%
Common Stocks 3 .2%
Other Assets & Liabilities, Net 1.1%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.2%
AAA 11.2%
AA 31.6%
A 32.4%
BBB 8.2%
BB or Lower 1.7%
N/R (not rated) 9.5%
N/A (not applicable) 3.2%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 20.7%
Tax Obligation/General 18.5%
Tax Obligation/Limited 12.2%
Health Care 11.7%
Transportation 9.8%
Housing/Single Family 7.6%
Other 16.3%
Common Stocks 3.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
New York 8.2%
Illinois 6.3%
Oklahoma 4.8%
Ohio 4.6%
California 4.2%
Louisiana 4.2%
Pennsylvania 3.8%
Florida 3.6%
New Jersey 3.5%
Puerto Rico 3.5%
Texas 3.3%
Indiana 3.1%
Colorado 2.8%
Wisconsin 2.7%
Washington 2.5%
Kentucky 2.5%
Connecticut 2.3%
Alabama 2.3%
Virginia 2.2%
Georgia 2.0%
Arizona 1.7%
Michigan 1.7%
Maryland 1.7%
District of Columbia 1.3%
Massachusetts 1.3%
Other 19.9%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Short Term Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holding Summaries
March 31, 2023

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Short Index.
** Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions less than twelve months after purchase, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable.  Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of March 31, 2023
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 10/25/02 0.77% 0.83% 0.71% 0.67%
Class A at maximum Offering Price 10/25/02 (1.73)% 0.31% 0.45% –
S&P Municipal Bond Short Index — 1.54% 1.29% 1.07% —
Lipper Short Municipal Debt Funds Classification Average — 1.12% 0.89% 0.68% —
Class I 10/25/02 0.98% 1.05% 0.92% 0.47%
Total Returns as of
March 31, 2023**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C at NAV 2/10/14 0.00% 0.03% 0.07% 1.47%
Class C at maximum Offering Price 2/10/14 0.00% 0.03% 0.07% –
Effective Leverage Ratio 0.00%

Fund Performance, Expense Ratios, Effective Leverage and Holding
Summaries March 31, 2023
(continued)
Growth of an Assumed $10,000 Investment as of March 31, 2023
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of March 31, 2023
Fund Allocation
(% of net assets)
Municipal Bonds 99.0%
Common Stocks 0.2%
Other Assets & Liabilities, Net 1.2%
Borrowings (0.4)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.0%
AAA 3.1%
AA 44.0%
A 35.5%
BBB 5.9%
BB or Lower 0.5%
N/R (not rated) 6.8%
N/A (not applicable) 0.2%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 22.8%
Transportation 19.7%
Utilities 15.1%
Tax Obligation/General 14.1%
Tax Obligation/Limited 11.8%
Education and Civic
Organizations 4.4%
U.S. Guaranteed 4.0%
Other 7.9%
Common Stocks 0.2%
Total 100%
States and Territories
(% of total municipal bonds)
Texas 9.3%
Illinois 8.4%
Colorado 6.3%
Minnesota 5.8%
Wisconsin 5.0%
Missouri 4.5%
Alabama 4.5%
New Jersey 4.4%
Florida 3.8%
Massachusetts 3.4%
Arizona 2.9%
California 2.8%
Louisiana 2.7%
New York 2.5%
North Carolina 2.4%
Indiana 2.2%
Virginia 2.2%
Washington 2.2%
Pennsylvania 2.1%
Ohio 2.1%
Iowa 2.0%
Georgia 1.9%
District of Columbia 1.8%
Utah 1.6%
Puerto Rico 1.5%
Other 11.7%
Total 100%

Yields
as of March 31, 2023
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
nmbf
Nuveen All-American Municipal Bond Fund
Share Class
Class A
1
Class C Class R6 Class I
Dividend Yield 3.41% 2.78% 3.77% 3.77%
SEC 30-Day Yield 3.57% 2.94% 3.97% 3.93%
Taxable-Equivalent Yield (40.8%)
2
6.00% 4.94% 6.67% 6.61%
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2.39% 1.71% 2.66%
SEC 30-Day Yield 2.80% 2.09% 3.06%
Taxable-Equivalent Yield (40.8%)
2
4.71% 3.51% 5.14%
Nuveen Limited Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.67% 0.94% 1.94%
SEC 30-Day Yield 2.21% 1.48% 2.46%
Taxable-Equivalent Yield (40.8%)
2
3.71% 2.49% 4.14%
Nuveen Short Term Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1.49% 0.74% 1.71%
SEC 30-Day Yield 2.51% 1.78% 2.74%
Taxable-Equivalent Yield (40.8%)
2
4.24% 3.00% 4.62%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2023.
The beginning of the period is October 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,060.36 $ 1,056.18 $ 1,061.31 $ 1,062.41
Expenses Incurred During the Period $ 3.49 $ 7.59 $ 2.31 $ 2.47
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.54 $ 1,017.55 $ 1,022.69 $ 1,022.54
Expenses Incurred During the Period $ 3.43 $ 7.44 $ 2.27 $ 2.42
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.68%, 1.48%, 0.45% and 0.48% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Intermediate Duration Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,054.45 $ 1,049.13 $ 1,055.36
Expenses Incurred During the Period $ 3.33 $ 7.41 $ 2.31
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.69 $ 1,017.70 $ 1,022.69
Expenses Incurred During the Period $ 3.28 $ 7.29 $ 2.27
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.65%, 1.45% and 0.45% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen Limited Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,038.95 $ 1,034.08 $ 1,039.30
Expenses Incurred During the Period $ 3.15 $ 7.20 $ 2.14
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.84 $ 1,017.85 $ 1,022.84
Expenses Incurred During the Period $ 3.13 $ 7.14 $ 2.12
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.62%, 1.42% and 0.42% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,025.19 $ 1,022.38 $ 1,027.31
Expenses Incurred During the Period $ 3.48 $ 7.51 $ 2.53
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.49 $ 1,017.50 $ 1,022.44
Expenses Incurred During the Period $ 3.48 $ 7.49 $ 2.52
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.69%, 1.49% and 0.50% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Municipal Trust and Board of Directors of Nuveen
Investment Funds, Inc. and Shareholders of Nuveen All-American Municipal Bond Fund,
Nuveen Intermediate Duration Municipal Bond Fund, Nuveen Limited Term Municipal Bond
Fund and Nuveen Short Term Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen All-American Municipal Bond Fund, Nuveen Intermediate Duration Municipal Bond Fund and Nuveen
Limited Term Municipal Bond Fund (three of the funds constituting Nuveen Municipal Trust) and Nuveen Short Term
Municipal Bond Fund (one of the funds constituting Nuveen Investment Funds, Inc.) (hereafter collectively referred to as the "Funds") as of March 31, 2023, the related statements of operations for the year ended March 31, 2023, the statements of changes in net assets for each of the two years in the period ended March 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2023 and each of the financial highlights for each of the five years in the period ended March 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
May 26, 2023
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen All-American Municipal Bond Fund
Portfolio of Investments March 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.8%
X
4,639,509,913 MUNICIPAL BONDS - 96.7%
X 4,639,509,913
Alabama - 0.3%
Birmingham-Jefferson Civic Center Authority, Alabama,
Special Tax Bonds, Series 2018A:
$ 3,500 4.000%, 7/01/38 7/28 at 100.00 Aa3   $ 3,513,545
3,500 4.000%, 7/01/43 7/28 at 100.00 Aa3   3,475,150
2,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 BB   2,042,280
4,220 Infirmary Health System Special Care Facilities Financing Authority
of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc.,
Series 2016A, 5.000%, 2/01/41
2/26 at 100.00 A-   4,293,892
500 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   499,680
Total Alabama 13,824,547
Alaska - 0.1%
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
3,970 4.000%, 4/01/31 4/29 at 100.00 A+   4,043,167
615 4.000%, 4/01/34 4/29 at 100.00 A+   625,025
Total Alaska 4,668,192
Arizona - 1.9%
1,500 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R   1,500,375
1,250 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/49, 144A
7/29 at 100.00 BB+   1,150,612
585 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+   489,037
19,000 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group Falcon Properties LLC, Project, Senior Series
2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   14,902,270
9,530 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   9,990,585
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2019A:
1,250 5.000%, 9/01/37 9/28 at 100.00 A+   1,335,100
935 5.000%, 9/01/42 9/28 at 100.00 A+   964,911
2,500 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and
2017, Series 2018, 5.000%, 7/01/36
7/27 at 100.00 AAA   2,701,075
80 Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health
Corporation, Series 2005, 5.000%, 4/01/25, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 81,149

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Phoenix Civic Improvement Corporation, Arizona, Rental
Car Facility Charge Revenue Bonds, Series 2019A:
$ 1,500 5.000%, 7/01/33 7/29 at 100.00 A   $ 1,663,410
6,380 5.000%, 7/01/35 7/29 at 100.00 A   6,990,566
1,000 5.000%, 7/01/38 7/29 at 100.00 A   1,077,780
1,000 5.000%, 7/01/39 7/29 at 100.00 A   1,073,760
7,200 5.000%, 7/01/45 7/29 at 100.00 A   7,615,368
Phoenix Civic Improvement Corporation, Arizona,
Revenue Bonds, Civic Plaza Expansion Project, Series
2005B:
1,650 5.500%, 7/01/31 - FGIC Insured No Opt. Call AA   2,006,878
6,000 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA   7,471,620
6,245 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Refunding Series 2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 N/R   5,113,344
400 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   402,116
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
1,000 5.250%, 12/01/28 No Opt. Call A3   1,063,860
13,155 5.000%, 12/01/32 No Opt. Call A3   14,035,464
7,000 5.000%, 12/01/37 No Opt. Call A3   7,309,820
Total Arizona 88,939,100
Arkansas - 0.6%
5,045 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   5,044,697
16,370 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   14,711,883
Arkansas Development Finance Authority, Revenue
Bonds, Baptist Memorial Health Care, Refunding Series
2020B-1:
2,500 5.000%, 9/01/39 9/30 at 100.00 BBB+   2,575,350
5,545 5.000%, 9/01/40 9/30 at 100.00 BBB+   5,680,353
Total Arkansas 28,012,283
California - 11.5%
6,135 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 0.000%, 10/01/52
- AGM Insured (5)
10/37 at 100.00 AA   3,135,721
2,765 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, Refunding Series 2002A, 5.900%, 8/01/30 - NPFG
Insured
No Opt. Call AA   3,033,288
2,000 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R   2,035,400
7,630 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   5,916,531
25,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   21,004,195

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 695 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   $ 698,406
12,675 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   2,139,033
5,450 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 A2   5,386,780
10,000 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 A1   10,357,300
1,670 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+   1,714,673
3,015 California Health Facilities Financing Authority, Revenue Bonds, El
Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA   3,084,104
California Health Facilities Financing Authority, Revenue
Bonds, El Camino Hospital, Series 2017:
1,395 5.000%, 2/01/30 2/27 at 100.00 AA   1,511,678
1,105 5.000%, 2/01/31 2/27 at 100.00 AA   1,196,173
13,305 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 3.000%, 6/01/47 - BAM Insured
6/30 at 100.00 AA   10,548,736
485 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A1   492,062
2,185 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A1  (4) 2,197,454
2,120 California Infrastructure and Economic Development Bank, Lease
Revenue Bonds, California State Teachers' Retirement System
Headquarters Expansion, Green Bond-Climate Bond Certified Series
2019, 5.000%, 8/01/44
8/29 at 100.00 AA   2,289,642
2,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series
2021B, 4.000%, 5/01/46
11/31 at 100.00 A-   1,894,360
California Municipal Finance Authority, Charter School
Lease Revenue Bonds, Nova Academy Project, Series
2016A:
1,850 5.000%, 6/15/36, 144A 6/26 at 100.00 BB   1,850,925
2,425 5.000%, 6/15/46, 144A 6/26 at 100.00 BB   2,318,906
610 California Municipal Finance Authority, Charter School Revenue Bonds,
John Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B,
5.000%, 10/01/39, 144A
10/27 at 100.00 N/R   590,035
California Municipal Finance Authority, Revenue Bonds,
Biola University, Refunding Series 2017:
470 5.000%, 10/01/29 10/27 at 100.00 Baa1   499,953
1,000 5.000%, 10/01/31 10/27 at 100.00 Baa1   1,063,710
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
7,845 5.000%, 7/01/42 7/27 at 100.00 Baa2   8,055,481
7,285 5.000%, 7/01/47 7/27 at 100.00 Baa2   7,424,799
5,000 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 Baa2   5,134,150
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
14,000 5.000%, 12/31/37, (AMT) 6/28 at 100.00 BBB-   14,402,920
27,110 5.000%, 12/31/38, (AMT) 6/28 at 100.00 BBB-   27,866,098

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,750 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB-   $ 5,787,375
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,000 5.000%, 11/01/30 11/26 at 100.00 BBB-   1,045,120
1,040 5.250%, 11/01/31 11/26 at 100.00 BBB-   1,094,974
10,625 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/42
2/27 at 100.00 A3   10,994,219
3,965 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, Poseidon Resources Channelside LP Desalination
Project, Series 2012, 5.000%, 7/01/37, (AMT), 144A
7/23 at 100.00 BBB   3,966,110
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water
Authoriity Desalination Project Pipeline, Refunding
Series 2019:
1,625 5.000%, 7/01/39, 144A 1/29 at 100.00 BBB   1,665,593
640 5.000%, 11/21/45, 144A 1/29 at 100.00 BBB   645,670
1,450 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/37
10/26 at 100.00 BBB-   1,491,412
California Public Finance Authority, Senior Living
Revenue Bonds, Enso Village, Refunding Green Series
2021A:
1,225 5.000%, 11/15/51, 144A 11/29 at 102.00 N/R   1,050,940
440 5.000%, 11/15/56, 144A 11/29 at 102.00 N/R   371,153
1,475 California School Finance Authority, Educational Facility Revenue
Bonds, River Springs Charter School Project, Series 2017A, 5.000%,
7/01/47, 144A
7/27 at 100.00 Ba2   1,287,675
17,385 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/50
11/28 at 100.00 Aa2   18,724,688
16,245 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/44
11/29 at 100.00 Aa2   17,800,296
12,000 California State, General Obligation Bonds, Various Purpose Series
2017, 5.000%, 8/01/46
8/26 at 100.00 Aa2   12,594,960
3,960 California State, General Obligation Bonds, Various Purpose Series
2019, 5.000%, 4/01/49 (6)
4/29 at 100.00 Aa2   4,291,927
1,585 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 BB+   1,588,265
1,100 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/41, 144A
6/26 at 100.00 BB+   1,091,717
600 California Statewide Communities Development Authority, Revenue
Bonds, Front Porch Communities & Services Project, Series 2017A,
5.000%, 4/01/47
4/27 at 100.00 A   613,128
2,900 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57
12/27 at 100.00 A+   2,983,201
California Statewide Communities Development
Authority, Student Housing Revenue Bonds, University
of California, Irvine East Campus Apartments, Phase IV-A
CHF-Irvine, LLC, Series 2017:
5,000 5.000%, 5/15/47 5/27 at 100.00 Baa1   5,037,200
1,750 5.000%, 5/15/50 5/27 at 100.00 Baa1   1,759,590

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
$ 13 5.750%, 7/01/30 (7),(8) 1/22 at 100.00 N/R   $ 13,290
86 5.750%, 7/01/35 (7),(8) 1/22 at 100.00 N/R   85,377
32 5.000%, 7/01/39 (7),(8) 1/22 at 100.00 N/R   32,217
6,475 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   4,845,502
3,800 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A,
5.000%, 1/01/54, 144A
1/31 at 100.00 N/R   3,028,562
10,350 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Oceanaire-Long Beach, Social Series
2021A-2, 4.000%, 9/01/56, 144A
9/31 at 100.00 N/R   7,871,899
6,170 Elk Grove Finance Authority, California, Special Tax Revenue Bonds,
Series 2016, 5.000%, 9/01/46
9/26 at 100.00 N/R   6,227,690
1,980 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/23 - AGM Insured
No Opt. Call AA   1,948,063
2,750 Lammersville Joint Unified School District, San Joaquin County,
California, Special Tax Bonds, Community Facilities District 2014-1
Improvement Area 1 Mountain House School Facilities, Series 2017,
5.000%, 9/01/42
9/27 at 100.00 N/R   2,829,832
Long Beach, California, Harbor Revenue Bonds, Series
2017:
1,600 5.000%, 5/15/36, (AMT) 5/27 at 100.00 AA+   1,699,312
2,700 5.000%, 5/15/37, (AMT) 5/27 at 100.00 AA+   2,833,704
6,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2020A,
5.000%, 5/15/38
11/29 at 100.00 AA   6,735,240
15,265 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2016B,
5.000%, 5/15/46, (AMT)
5/26 at 100.00 AA-   15,550,913
10,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2018C,
5.000%, 5/15/44, (AMT)
11/27 at 100.00 AA-   10,300,500
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 Aa2   1,100,380
8,750 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022C, 5.000%, 7/01/43
7/32 at 100.00 Aa2   9,917,600
Los Angeles, California, Wastewater System Revenue
Bonds, Green Subordinate Series 2018A:
9,320 5.000%, 6/01/43 6/28 at 100.00 AA   10,073,988
16,990 5.000%, 6/01/48 6/28 at 100.00 AA   18,222,285
2,500 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Subordinate Lien Series 2017B, 5.000%, 6/01/35
6/27 at 100.00 AA   2,743,350
1,000 Manteca Financing Authority, California, Sewer Revenue Bonds, Series
2009, 5.750%, 12/01/36
6/23 at 100.00 AA-   1,005,720
2,565 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   2,555,792
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A:
2,800 7.000%, 11/01/34 No Opt. Call A   3,453,212

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,500 6.500%, 11/01/39 No Opt. Call A   $ 2,973,650
3,075 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.800%, 8/01/23 - NPFG Insured, (ETM)
5/23 at 100.00 N/R  (4) 3,106,027
3,555 Orange County, California, Special Tax Bonds, Community Facilities
District 2016-1 Esencia Village, Series 2016A, 5.000%, 8/15/46
8/26 at 100.00 N/R   3,620,981
Palm Desert Redevelopment Agency, California,
Successor Agency Redevelopment Project Area, Series
2017A:
500 5.000%, 10/01/28 - BAM Insured 4/27 at 100.00 AA   547,625
500 5.000%, 10/01/30 - BAM Insured 4/27 at 100.00 AA   548,380
3,775 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Election 2008 Series 2009A, 0.000%, 8/01/23
No Opt. Call Aa2   3,743,101
5,500 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/41
No Opt. Call Aa2   2,632,135
15,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A, 0.000%,
8/01/41 - AGM Insured (5)
8/36 at 100.00 AA   17,054,850
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Refunding Series 2022A-1:
2,665 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA   2,984,640
1,320 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA   1,480,156
1,680 Rocklin, Placer County, California, Special Tax Bonds, Community
Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R   1,715,969
605 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 N/R   625,080
Sacramento County, California, Airport System Revenue
Bonds, Refunding Senior Series 2018C:
3,545 5.000%, 7/01/37, (AMT) 7/28 at 100.00 A+   3,745,257
6,760 5.000%, 7/01/38, (AMT) 7/28 at 100.00 A+   7,110,100
5,000 5.000%, 7/01/39, (AMT) 7/28 at 100.00 A+   5,242,200
740 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
9/23 at 100.00 N/R   746,268
11,020 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A+   11,282,717
8,500 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 A+   8,823,680
6,895 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47
8/28 at 100.00 Aa3   7,537,062
San Diego Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Refunding Series
2017A:
1,815 5.000%, 9/01/36 9/26 at 100.00 AA   1,942,214
6,160 5.000%, 9/01/40 9/26 at 100.00 AA   6,532,187
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2013B, 5.000%, 5/01/43
5/23 at 100.00 A+   10,018,300
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%,
5/01/39, (AMT)
5/24 at 100.00 A+   4,529,475

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%,
5/01/41, (AMT)
5/26 at 100.00 A+   $ 5,129,700
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second
Series 2017A:
5,050 5.000%, 5/01/42, (AMT) 5/27 at 100.00 A+   5,207,459
17,715 5.000%, 5/01/47, (AMT) 5/27 at 100.00 A+   18,122,622
3,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%,
5/01/48, (AMT)
5/28 at 100.00 A+   3,087,570
21,635 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 A+   22,354,580
13,300 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A-   13,466,915
275 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   291,709
3,500 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB   3,526,705
5,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 AA   5,562,100
Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1:
2,485 0.000%, 8/01/26 - AGC Insured No Opt. Call AA   2,256,703
1,405 0.000%, 8/01/28 - AGC Insured No Opt. Call AA   1,205,799
2,920 0.000%, 8/01/29 - AGC Insured No Opt. Call AA   2,425,440
William S. Hart Union High School District, Los Angeles
County, California, Special Tax Bonds, Community
Facilities District 2015-1, Series 2017:
1,425 5.000%, 9/01/42 9/26 at 100.00 N/R   1,455,367
1,205 5.000%, 9/01/47 9/26 at 100.00 N/R   1,224,316
Total California 550,661,193
Colorado - 5.1%
2,500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R   2,329,500
880 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   821,568
Aviation Station North Metropolitan District 2, Denver
County, Colorado, Limited Tax General Obligation
Bonds, Refunding & Improvement Series 2019A:
499 4.000%, 12/01/29 9/24 at 103.00 N/R   468,576
1,310 5.000%, 12/01/39 9/24 at 103.00 N/R   1,239,849
1,350 5.000%, 12/01/48 9/24 at 103.00 N/R   1,199,232
575 Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-3, 0.000%, 12/01/49, 144A (5)
6/25 at 99.64 N/R   482,270
6,480 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/47
6/32 at 100.00 AA   7,178,803

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   $ 370,060
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement
Series 2017:
7,000 5.000%, 12/01/29, 144A 5/23 at 103.00 N/R   6,932,030
9,000 5.000%, 12/01/47, 144A 5/23 at 103.00 N/R   8,159,400
1,450 Colorado Educational and Cultural Facilities Authority, Charter School
Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility
Project, Series 2013, 5.000%, 6/01/26
6/23 at 100.00 A+   1,454,350
2,065 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.500%, 7/01/38
5/23 at 100.00 BB+   2,067,829
3,040 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second
Campus Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+   3,066,174
1,400 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016,
5.000%, 1/01/37
1/24 at 102.00 N/R   1,248,366
21,985 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   20,135,402
725 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 728,407
6,155 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (4) 6,480,107
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34
9/25 at 100.00 Baa1   3,016,020
1,750 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   1,710,485
706 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
4.000%, 12/01/29
12/24 at 103.00 N/R   651,850
500 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.000%, 12/01/39
3/25 at 103.00 N/R   481,515
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
7,000 5.000%, 11/15/31, (AMT) No Opt. Call AA-   7,981,890
18,390 5.000%, 11/15/34, (AMT) 11/32 at 100.00 AA-   20,930,579
3,350 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA-   3,788,582
5,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013A, 5.250%, 11/15/43, (AMT)
11/23 at 100.00 A+   5,009,800
19,500 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA-   20,241,195
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
3,130 5.000%, 12/01/30 12/26 at 100.00 Baa2   3,249,159
3,310 5.000%, 12/01/31 12/26 at 100.00 Baa2   3,429,392
5,005 5.000%, 12/01/33 12/26 at 100.00 Baa2   5,153,949

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 565 5.000%, 12/01/34 12/26 at 100.00 Baa2   $ 578,893
E-470 Public Highway Authority, Colorado, Senior
Revenue Bonds, Series 2000B:
20 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   16,480
395 0.000%, 9/01/30 - NPFG Insured No Opt. Call A   314,266
20 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   14,764
25 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   17,785
9,890 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/27 - NPFG Insured
No Opt. Call A   8,698,354
1,160 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2015, 5.000%, 12/15/28
12/25 at 100.00 Aa3   1,229,438
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,094 5.250%, 12/01/24 No Opt. Call N/R   1,087,699
1,365 6.000%, 12/01/38 12/24 at 100.00 N/R   1,280,588
750 Fossil Ridge Metropolitan District 3, Lakewood, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020, 2.375%, 12/01/39 - BAM Insured
12/30 at 100.00 AA   561,053
845 Green Valley Ranch East Metropolitan District 6, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A-3,
5.875%, 12/01/50
9/25 at 103.00 N/R   811,817
2,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,764,120
3,343 Independence Water & Sanitation District, Elbert County, Colorado,
Special Revenue Bonds, Series 2019, 7.250%, 12/01/38
6/24 at 103.00 N/R   3,391,708
1,735 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   1,675,576
Lakes at Centerra Metropolitan District 2, Loveland,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2018A:
1,695 5.125%, 12/01/37 12/23 at 103.00 N/R   1,634,776
1,945 5.250%, 12/01/47 12/23 at 103.00 N/R   1,786,366
1,470 Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   1,314,753
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
4,950 5.000%, 12/01/39 12/24 at 103.00 N/R   4,745,713
15,845 5.000%, 12/01/49 12/24 at 103.00 N/R   14,312,789
620 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   635,618
830 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R   775,419
4,250 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   4,182,213
2,205 Prairie Center Metropolitan District No. 3, Brighton, Colorado, Special
Revenue Bonds, Park and Recreation Improvements Series 2018,
5.125%, 12/15/42
12/23 at 103.00 N/R   2,097,198
2,500 Prairie Farm Metropolitan District, In the City of Commerce City, Adams
County, Colorado, Limited Tax Convertible to Unlimited Tax, General
Obligation Bonds, Series 2018A, 5.250%, 12/01/48
4/23 at 103.00 N/R   2,514,875

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Public Authority for Colorado Energy, Natural Gas
Purchase Revenue Bonds,  Colorado Springs Utilities,
Series 2008:
$ 2,170 6.250%, 11/15/28 No Opt. Call AA-   $ 2,359,441
8,580 6.500%, 11/15/38 No Opt. Call AA-   10,278,068
2,410 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   1,373,700
1,175 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%,
12/01/40
12/25 at 103.00 N/R   1,092,750
Regional Transportation District, Colorado, Private
Activity Bonds, Denver Transit Partners Eagle P3 Project,
Series 2020A:
1,350 3.000%, 7/15/37 1/31 at 100.00 A-   1,161,108
2,000 4.000%, 7/15/39 No Opt. Call A-   1,937,900
500 Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A
9/25 at 103.00 N/R   459,645
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series
2019A:
555 4.000%, 12/01/29 12/24 at 103.00 N/R   516,727
500 5.000%, 12/01/38 12/24 at 103.00 N/R   466,680
575 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3   608,051
1,310 Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%,
12/01/49
9/24 at 103.00 N/R   1,166,306
Trails at Crowfoot Metropolitan District 3, Parker,
Colorado, Limited Tax General Obligation Bonds, Series
2019A:
1,860 4.375%, 12/01/30 9/24 at 103.00 N/R   1,738,970
2,070 5.000%, 12/01/39 9/24 at 103.00 N/R   1,979,624
3,640 5.000%, 12/01/49 9/24 at 103.00 N/R   3,297,221
4,589 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 3.250%, 12/15/50 - AGM Insured
12/24 at 103.00 AA   3,897,162
Velocity Metropolitan District 3, In the City of Aurora,
Colorado, Limited Tax General Obligation Bonds, Series
2019:
500 5.125%, 12/01/34 12/23 at 103.00 N/R   497,145
2,000 5.375%, 12/01/39 12/23 at 103.00 N/R   1,988,440
5,000 5.500%, 12/01/48 12/23 at 103.00 N/R   4,845,950
3,500 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50
3/26 at 103.00 N/R   3,040,380
2,700 Willow Springs Ranch Metropolitan District, Monument, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   2,443,581
3,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   2,068,680
Total Colorado 242,666,129

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.4%
$ 860 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford Inc.
Project, Series 2016A, 5.000%, 9/01/53, 144A
9/26 at 100.00 BB   $ 713,396
11,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA-   11,258,060
1,675 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/35
8/25 at 100.00 AA   1,745,702
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A:
2,500 4.000%, 5/01/36 - BAM Insured 5/30 at 100.00 AA   2,626,250
2,550 4.000%, 5/01/39 - BAM Insured 5/30 at 100.00 AA   2,613,444
Total Connecticut 18,956,852
Delaware - 0.3%
2,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   1,833,500
Delaware Health Facilities Authroity, Revenue Bonds,
Beebe Medical Center Project, Series 2018:
8,500 5.000%, 6/01/43 12/28 at 100.00 BBB   8,700,600
1,905 4.375%, 6/01/48 12/28 at 100.00 BBB   1,860,309
Total Delaware 12,394,409
District of Columbia - 0.7%
8,290 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A, 5.500%, 7/01/47
7/32 at 100.00 AAA   9,570,473
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Refunding &
Subordinate Lien Series 2019B:
480 4.000%, 10/01/35 10/29 at 100.00 A-   488,928
4,170 4.000%, 10/01/49 10/29 at 100.00 A-   3,855,332
1,040 4.000%, 10/01/49, (UB) (6) 10/29 at 100.00 A-   961,521
2,890 4.000%, 10/01/53, (UB) (6) 10/29 at 100.00 A-   2,628,311
3,745 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/31 - AGC Insured
No Opt. Call AA   2,830,022
1,500 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/37
10/29 at 100.00 A-   1,506,045
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
2,095 5.000%, 10/01/33, (AMT) 10/28 at 100.00 AA-   2,259,080
6,375 5.000%, 10/01/34, (AMT) 10/28 at 100.00 AA-   6,844,073
3,000 5.000%, 10/01/35, (AMT) 10/28 at 100.00 AA-   3,200,610
Total District of Columbia 34,144,395
Florida - 7.7%
Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A:
300 5.000%, 11/15/23 No Opt. Call BBB   300,648
2,300 5.000%, 11/15/28 11/23 at 100.00 BBB   2,301,518
385 Boynton Village Community Development District, Florida, Special
Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37
5/23 at 100.00 N/R   385,131

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 12,950 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A,
5.000%, 9/01/44
9/29 at 100.00 A1   $ 13,702,006
3,520 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
4.000%, 9/01/38, (AMT)
9/29 at 100.00 A1   3,526,829
Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R   1,049,260
245 5.000%, 12/15/40, 144A 7/26 at 100.00 N/R   224,996
7,910 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R   6,799,911
3,470 5.000%, 12/15/55, 144A 7/26 at 100.00 N/R   2,927,361
Capital Trust Agency, Florida, Multifamily Housing
Revenue Bonds, The Gardens Apartments Project, Series
2015A:
1,500 4.750%, 7/01/40 7/25 at 100.00 CCC   1,149,990
1,380 5.000%, 7/01/50 7/25 at 100.00 CCC   1,004,171
11,353 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(7)
6/28 at 100.00 N/R   1,475,918
Capital Trust Agency, Florida, Revenue Bonds,
Renaissance Charter School Project, Series 2019A:
450 4.000%, 6/15/29, 144A 6/26 at 100.00 N/R   419,859
565 5.000%, 6/15/39, 144A 6/26 at 100.00 N/R   527,450
610 5.000%, 6/15/49, 144A 6/26 at 100.00 N/R   533,512
7,000 Central Florida Expressway Authority, Revenue Bonds, Senior Lien
Series 2019B, 5.000%, 7/01/49
7/29 at 100.00 A+   7,466,480
6,130 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   5,971,969
1,125 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   1,161,180
16,405 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 4.000%, 8/15/50
2/30 at 100.00 BBB+   14,109,612
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C, 5.750%, 7/01/47, 144A
7/27 at 101.00 N/R   1,984,280
1,570 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A, 6.125%, 6/15/46, 144A
6/25 at 100.00 N/R   1,574,773
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (4) 2,021,300
1,500 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   1,519,065
315 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   252,479
83,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   76,694,490

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
$ 18,200 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   $ 18,020,002
37,800 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   35,731,584
2,000 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   1,864,560
5,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   5,431,690
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   25,198,000
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Jacksonville University Project, Series
2018A-1:
450 4.500%, 6/01/33, 144A 6/28 at 100.00 N/R   430,146
1,450 4.750%, 6/01/38, 144A 6/28 at 100.00 N/R   1,333,434
9,855 Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation
Projects, Series 2022A, 5.000%, 7/01/48
7/32 at 100.00 AAA   11,069,530
840 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 5.000%, 5/01/46
5/26 at 100.00 N/R   794,354
Hillsborough County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Florida Health
Sciences Center Inc D/B/A Tampa General Hospital,
Series 2020A:
18,765 4.000%, 8/01/50 2/31 at 100.00 A   17,221,391
5,000 4.000%, 8/01/55 2/31 at 100.00 A   4,511,400
7,860 Hollywood, Florida, General Obligation Bonds, Series 2022, 5.000%,
7/01/47
7/32 at 100.00 Aa3   8,559,226
Jacksonville, Florida, Health Care Facilities Revenue
Bonds, Brooks Rehabilitation, Series 2020:
1,040 4.000%, 11/01/37 11/29 at 100.00 A-   1,046,240
1,085 4.000%, 11/01/38 11/29 at 100.00 A-   1,084,143
1,650 4.000%, 11/01/39 11/29 at 100.00 A-   1,632,988
2,170 4.000%, 11/01/40 11/29 at 100.00 A-   2,125,211
Jacksonville, Florida, Special Revenue Bonds, Refunding
Series 2017A:
6,285 5.250%, 10/01/42 10/27 at 100.00 AA   6,795,593
3,930 5.250%, 10/01/47 10/27 at 100.00 AA   4,219,248
430 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
5/23 at 100.00 BB   423,705
Lee County Industrial Development Authority, Florida,
Charter School Revenue Bonds, Lee County Community
Charter Schools, Series 2012A:
875 5.500%, 6/15/32, 144A 5/23 at 100.00 BB   851,830
1,375 5.750%, 6/15/42, 144A 5/23 at 100.00 BB   1,324,977
860 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/36
8/27 at 100.00 A+   905,073
12,195 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38, (AMT)
10/25 at 100.00 A+   12,395,608
5,025 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (6)
10/32 at 100.00 A   5,358,358

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 6,000 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call AA   $ 2,578,860
325 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB+   327,324
Pinellas County Industrial Development Authority,
Florida, Industrial Development Revenue Bonds,
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc., Project, Series 2019:
495 5.000%, 7/01/29 No Opt. Call N/R   506,766
180 5.000%, 7/01/39 7/29 at 100.00 N/R   177,428
5,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project,
Refunding Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A-   5,377,161
1,001 Riverbend West Community Development District, Hilsborough County,
Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46
5/27 at 100.00 N/R   951,020
Seminole County Industrial Development Authority,
Florida, Retirement Facility Revenue Bonds, Legacy
Pointe At UCF Project, Series 2019A:
5,000 5.250%, 11/15/39 11/26 at 103.00 N/R   4,248,400
1,015 5.500%, 11/15/49 11/26 at 103.00 N/R   835,406
2,610 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 AA   2,568,162
2,965 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017, 5.000%, 8/15/42
8/27 at 100.00 AA-   3,046,686
Sumter County Industrial Development Authority,
Florida, Hospital Revenue Bonds, Central Florida Health
Alliance Projects, Series 2014A:
500 5.000%, 7/01/29 1/24 at 100.00 A-   506,260
6,860 5.250%, 7/01/44 1/24 at 100.00 A-   6,890,870
1,442 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/45
9/30 at 54.56 A1   479,220
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt
Cancer Center Project, Series 2020B:
440 4.000%, 7/01/38 7/30 at 100.00 A2   441,720
445 4.000%, 7/01/45 7/30 at 100.00 A2   424,935
270 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)
5/23 at 100.00 N/R   243,178
290 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
5/23 at 100.00 N/R   3
2,645 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A, 4.000%, 5/01/40 - AGM
Insured, 144A
5/32 at 100.00 AA   2,658,199
Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Embry-Riddle Aeronautical University,
Refunding Series 2017:
3,880 5.000%, 10/15/42 10/27 at 100.00 AA-   4,055,725
1,500 5.000%, 10/15/47 10/27 at 100.00 AA-   1,556,775
13,000 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   13,263,770

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment
Revenue Bonds, Series 2016:
$ 470 5.125%, 5/01/36 5/28 at 100.00 N/R   $ 471,937
930 5.500%, 5/01/46 5/28 at 100.00 N/R   932,083
Total Florida 369,954,367
Georgia - 0.4%
Atlanta Development Authority, Georgia, Senior
Health Care Facilities Revenue Bonds, Georgia Proton
Treatment Center Project, Current Interest Series
2017A-1:
2,500 6.750%, 1/01/35 (7) 1/28 at 100.00 N/R   1,125,000
1,000 7.000%, 1/01/40 (7) 1/28 at 100.00 N/R   450,000
11,665 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   12,927,736
Georgia Municipal Electric Authority, Plant Vogtle Units 3
& 4 Project M Bonds, Series 2019A:
1,250 5.000%, 1/01/35 7/28 at 100.00 A   1,346,763
700 5.000%, 1/01/36 7/28 at 100.00 A   749,497
405 Georgia Municipal Electric Authority, Senior Lien General Power
Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 - NPFG Insured
No Opt. Call A1   416,162
1,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/28
No Opt. Call A+   1,079,370
Total Georgia 18,094,528
Guam - 0.1%
Guam A.B. Won Pat  International Airport Authority,
Revenue Bonds, Series 2013C:
835 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (4) 848,602
775 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   787,625
1,475 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A-   1,501,122
Total Guam 3,137,349
Hawaii - 0.1%
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA-   1,505,655
1,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   1,002,260
4,545 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 AA-   4,597,722
Total Hawaii 7,105,637
Idaho - 0.2%
Idaho Health Facilities Authority, Revenue Bonds,
Madison Memorial Hospital Project, Refunding Series
2016:
2,300 3.500%, 9/01/33 9/26 at 100.00 BB+   2,106,823
205 5.000%, 9/01/37 9/26 at 100.00 BB+   206,697
4,250 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2018A, 5.000%, 3/01/37
9/28 at 100.00 A   4,427,268

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho (continued)
$ 1,290 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A,
4.000%, 7/15/38
7/31 at 100.00 A+   $ 1,301,300
2,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series
2016A, 5.000%, 12/01/38, 144A
12/26 at 100.00 BBB-   2,039,580
Total Idaho 10,081,668
Illinois - 8.3%
67,800 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   71,351,364
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023:
2,125 5.250%, 4/01/35 4/33 at 100.00 A   2,340,156
1,250 5.250%, 4/01/37 4/33 at 100.00 A   1,354,925
1,500 5.000%, 4/01/38 4/33 at 100.00 A   1,577,070
1,000 5.250%, 4/01/39 4/33 at 100.00 A   1,070,620
1,960 5.500%, 4/01/42 4/33 at 100.00 A   2,113,037
625 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
5/23 at 100.00 BB+   610,431
1,215 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB+   1,228,158
4,540 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/34
5/23 at 100.00 BB+   4,515,893
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   2,059,680
35,090 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   37,125,220
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,250 5.000%, 12/01/45 12/29 at 100.00 A+   1,298,875
2,220 4.000%, 12/01/50 12/29 at 100.00 A+   2,096,657
1,815 5.000%, 12/01/55 12/29 at 100.00 A+   1,884,351
17,500 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   17,695,125
6,245 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/53
1/29 at 100.00 A+   6,381,328
3,715 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2020A, 4.000%, 1/01/36
1/30 at 100.00 A+   3,830,016
3,180 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 A+   3,207,793
8,805 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB) (6)
1/27 at 100.00 BBB+   9,413,866
13,760 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40, (UB) (6)
1/25 at 100.00 BBB+   13,989,792
7,545 Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E,
5.500%, 1/01/42, (UB) (6)
1/25 at 100.00 BBB+   7,654,252
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
2,260 5.000%, 1/01/24 No Opt. Call BBB+   2,283,640
935 5.000%, 1/01/25 No Opt. Call BBB+   956,851
705 5.000%, 1/01/35 1/26 at 100.00 BBB+   721,842
2,175 5.000%, 1/01/38, (UB) (6) 1/26 at 100.00 BBB+   2,206,081

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2020A:
$ 50 5.000%, 1/01/27 No Opt. Call BBB+   $ 52,338
6,000 5.000%, 1/01/30, (UB) (6) No Opt. Call BBB+   6,402,240
2,200 Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%,
1/01/39, (UB) (6)
1/25 at 100.00 BBB+   2,239,644
7,945 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A   8,009,911
5,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Series 2018A, 4.125%, 5/15/47 - BAM Insured
11/28 at 100.00 AA   4,857,400
4,590 Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois
Health Services Facility Project, Series 2020, 4.000%, 10/01/50
10/30 at 100.00 BBB+   3,888,281
700 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/42
9/32 at 100.00 BBB-   693,266
10,810 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/40
6/26 at 100.00 A   11,044,469
12,295 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   13,043,274
10,715 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   10,835,437
895 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A   896,933
20 Illinois Finance Authority, Revenue Bonds, Rush University Medical
Center Obligated Group, Series 2015A, 4.000%, 11/15/39
5/25 at 100.00 AA-   18,936
1,105 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35
8/25 at 100.00 A3   1,134,459
12,764 Illinois Housing Development Authority, Housing Revenue Bonds, MBS
Pass Through Program, Series 2017A, 3.125%, 2/01/47 2022 01
3/26 at 100.00 Aaa   11,887,148
1,240 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, GNMA Collateralized - Lifelink Developments, Series 2006,
4.850%, 4/20/41, (AMT), (UB) (6)
1/23 at 100.00 AA+   1,240,930
7,335 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 AA   7,447,739
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call A-   5,159,650
3,725 Illinois State, General Obligation Bonds, June Series 2016, 4.000%,
6/01/36
6/26 at 100.00 A-   3,741,204
Illinois State, General Obligation Bonds, March Series
2021A:
2,250 4.000%, 3/01/38 3/31 at 100.00 A-   2,237,512
1,300 4.000%, 3/01/40 3/31 at 100.00 A-   1,263,275
3,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 A-   3,548,825
11,065 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 A-   12,203,810
Illinois State, General Obligation Bonds, November
Series 2017D:
11,625 5.000%, 11/01/27 No Opt. Call A-   12,625,447
3,000 5.000%, 11/01/28 11/27 at 100.00 A-   3,255,150
2,000 Illinois State, General Obligation Bonds, Refunding September Series
2018A, 5.000%, 10/01/28
No Opt. Call A-   2,201,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 1,440 Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28 7/23 at 100.00 A-   $ 1,446,120
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 A   5,420,520
7,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 A   7,074,830
1,225 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53
12/25 at 100.00 A   1,229,238
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
10,000 0.000%, 12/15/35 - AGM Insured No Opt. Call AA   6,044,800
23,065 0.000%, 6/15/37 - NPFG Insured No Opt. Call A   12,370,221
1,838 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,861,710
4,450 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2001A,
6.000%, 7/01/27 - FGIC Insured
No Opt. Call AA+   4,924,593
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
15,530 4.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA   15,560,128
3,485 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA   3,598,437
7,405 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A-   7,510,003
Total Illinois 395,936,861
Indiana - 1.8%
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,728,200
6,495 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health,
Series 2018A, 5.000%, 11/01/43
11/28 at 100.00 AA-   6,763,308
825 Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle
City Preparatory Inc. Project, Series 2021A, 5.000%, 12/01/40, 144A
12/27 at 103.00 N/R   699,146
Indiana Finance Authority, Educational Facilities Revenue
Bonds, Lighthouse Academies of Northwest Indiana Inc.
Project, Series 2016:
3,710 7.000%, 12/01/34, 144A 12/24 at 100.00 N/R   3,808,501
6,075 7.250%, 12/01/44, 144A 12/24 at 100.00 N/R   6,205,916
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44
12/28 at 100.00 A2   4,850,750
5,000 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2020A, 4.000%,
6/01/50
6/30 at 100.00 A2   4,739,750
1,640 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/39
10/24 at 100.00 Baa2   1,655,547
2,830 Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory
College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A
12/27 at 103.00 N/R   2,075,777
15,205 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA   16,013,146
8,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/40
10/24 at 100.00 AA   8,208,320

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 5,215 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 A1   $ 5,325,193
6,490 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
5.000%, 2/01/44
2/29 at 100.00 AAA   6,860,384
Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds,
Pratt Paper LLC Project, Series 2013:
70 5.875%, 1/01/24, (AMT) No Opt. Call N/R   70,811
9,185 7.000%, 1/01/44, (AMT) 1/24 at 100.00 N/R   9,382,845
8,435 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   8,597,711
Total Indiana 86,985,305
Iowa - 0.0%
2,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/23 at 100.00 BBB-   1,907,360
Total Iowa 1,907,360
Kansas - 0.1%
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,500 5.000%, 12/01/36 12/26 at 100.00 Ba1   1,505,910
1,320 5.000%, 12/01/41 12/26 at 100.00 Ba1   1,271,490
1,500 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   1,439,025
Total Kansas 4,216,425
Kentucky - 1.3%
230 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital
Corporation d/b/a King's Daughters Medical Center Project,
Refunding Series 2019, 4.000%, 2/01/35
2/30 at 100.00 A-   230,872
6,675 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   5,362,294
Kentucky Bond Development Corporation, Transient
Room Tax Revenue Bonds, Lexington Center
Corporation Project, Series 2018A:
2,545 5.000%, 9/01/43 9/28 at 100.00 A2   2,699,151
2,600 5.000%, 9/01/48 9/28 at 100.00 A2   2,728,856
6,565 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/45 - AGM Insured
12/27 at 100.00 AA   6,771,535
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 A-   6,178,380
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,450 5.000%, 7/01/26 7/25 at 100.00 BBB+   2,500,960
2,100 5.000%, 7/01/33 7/25 at 100.00 BBB+   2,135,847
5,655 5.000%, 7/01/37 7/25 at 100.00 BBB+   5,701,710

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Municipal Power Agency, Power System
Revenue Bonds, Prairie State Project, Refunding Series
2020A. Forward Delivery:
$ 1,000 5.000%, 9/01/34 9/29 at 100.00 Baa1   $ 1,091,720
725 5.000%, 9/01/35 9/29 at 100.00 Baa1   786,328
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 119, Series 2018:
2,000 5.000%, 5/01/35 5/28 at 100.00 A1   2,170,540
2,500 5.000%, 5/01/36 5/28 at 100.00 A1   2,691,550
4,000 5.000%, 5/01/37 5/28 at 100.00 A1   4,275,240
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 122, Series 2019A:
1,565 4.000%, 11/01/35 11/28 at 100.00 A1   1,603,796
750 4.000%, 11/01/37 11/28 at 100.00 A1   759,420
760 Kentucky State University, Certificates of Participation, Series 2021,
4.000%, 11/01/46 - BAM Insured
11/31 at 100.00 AA   725,116
Louisville/Jefferson County Metro Government,
Kentucky, Health System Revenue Bonds, Norton
Healthcare Inc, Series 2016A:
5,735 5.000%, 10/01/31 10/26 at 100.00 A+   6,058,626
2,785 4.000%, 10/01/35 10/26 at 100.00 A+   2,800,735
5,415 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare, Inc., Series 2020A,
3.000%, 10/01/43 - BAM Insured
10/29 at 100.00 AA   4,446,094
Total Kentucky 61,718,770
Louisiana - 1.2%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
2,910 5.000%, 12/01/26 No Opt. Call BB   2,938,256
3,210 5.000%, 12/01/28 No Opt. Call BB   3,202,360
3,930 5.000%, 12/01/29 No Opt. Call BB   3,912,237
3,950 5.000%, 12/01/34 12/29 at 100.00 BB   3,842,560
22,955 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   23,025,701
285 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A, 4.000%, 4/01/50, (Pre-refunded
4/01/30)
4/30 at 100.00 N/R  (4) 313,087
2,030 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A   2,060,105
1,050 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 1,078,140
6,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020E, 5.000%, 4/01/44, (AMT)
4/30 at 100.00 A   6,940,620
500 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   539,220
6,425 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   6,913,364
2,930 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,007,235

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,650 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   $ 1,550,422
Total Louisiana 59,323,307
Maine - 0.2%
4,970 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A+   4,829,051
1,420 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+   960,715
Portland, Maine, General Airport Revenue Bonds,
Refunding Series 2013:
460 5.000%, 7/01/26 7/23 at 100.00 A-   462,507
1,000 5.000%, 7/01/27 7/23 at 100.00 A-   1,005,300
Total Maine 7,257,573
Maryland - 0.8%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
10,000 5.000%, 9/01/39 9/27 at 100.00 CCC+   9,948,600
1,000 5.000%, 9/01/46 9/27 at 100.00 CCC+   946,080
1,015 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   990,315
725 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding
Series 2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R   704,903
Maryland Economic Development Corporation
Economic Development Revenue Bonds, Terminal
Project,  Series 2019A:
450 5.000%, 6/01/44, (AMT) 6/29 at 100.00 Baa2   464,296
900 5.000%, 6/01/49, (AMT) 6/29 at 100.00 Baa2   922,455
14,350 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, (UB) (6)
2/25 at 100.00 A   14,540,281
Maryland Stadium Authority, Lease Revenue Bonds, Built
To Learn, Series 2022A:
6,595 4.000%, 6/01/47, (UB) (6) 6/32 at 100.00 AA   6,409,153
3,405 4.000%, 6/01/52, (UB) 6/32 at 100.00 AA   3,275,542
Total Maryland 38,201,625
Massachusetts - 2.6%
8,620 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32
7/26 at 85.54 AAA   6,228,812
1,000 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%,
10/01/57, 144A
4/23 at 105.00 BB+   931,810
3,920 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37,
144A 2022 2022 (7)
5/23 at 100.00 N/R   392,032
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
1,200 5.000%, 7/01/35 7/26 at 100.00 BBB   1,241,592
5,590 5.000%, 7/01/37 7/26 at 100.00 BBB   5,706,831
4,425 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center, Green Series 2017F, 4.000%, 7/01/47
7/27 at 100.00 BBB   3,970,995

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
$ 10,000 5.000%, 7/01/43 7/28 at 100.00 A   $ 10,462,500
5,000 5.000%, 7/01/48 7/28 at 100.00 A   5,152,450
1,750 5.000%, 7/01/53 7/28 at 100.00 A   1,799,192
10,410 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2016A, 5.000%, 1/01/47
1/27 at 100.00 BBB+   10,474,022
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2   1,512,270
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2022:
1,235 5.000%, 10/01/39 10/32 at 100.00 A1   1,422,720
9,350 5.000%, 10/01/41 10/32 at 100.00 A1   10,650,772
2,950 5.000%, 10/01/44 10/32 at 100.00 A1   3,323,971
355 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series 2021G,
5.000%, 7/01/50
7/31 at 100.00 A-   363,953
4,785 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/39
1/29 at 100.00 BBB+   4,828,352
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
3,490 5.000%, 6/01/43 6/28 at 100.00 AA-   3,719,433
6,210 5.000%, 6/01/48 6/28 at 100.00 AA-   6,567,137
Massachusetts Port Authority, Revenue Bonds, Series
2021E:
1,680 5.000%, 7/01/46, (AMT) 7/31 at 100.00 AA   1,775,290
17,820 5.000%, 7/01/51, (AMT) 7/31 at 100.00 AA   18,696,922
3,010 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1   3,044,826
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/43
11/27 at 100.00 Aa1   5,342,450
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.250%, 10/01/47
10/32 at 100.00 Aa1   5,681,450
11,700 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/47
11/32 at 100.00 Aa1   13,070,421
Total Massachusetts 126,360,203
Michigan - 1.1%
Gerald R. Ford International Airport Authority, Kent
County, Michigan, Revenue Bonds, Limited Tax General
Obligation Series 2021:
3,900 5.000%, 1/01/46, (AMT) 1/32 at 100.00 AAA   4,132,362
1,065 5.000%, 1/01/51, (AMT) 1/32 at 100.00 AAA   1,120,039
12,480 Great Lakes Water Authority, Michigan, Water Supply System Revenue
Bonds, Series 2022B, 5.500%, 7/01/52
7/32 at 100.00 A+   13,723,383
2,485 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3   2,635,864
9,730 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020,
4.000%, 11/01/50
11/30 at 100.00 AA   9,403,267
9,970 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 AA-   10,198,014

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 76,205 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   $ 7,548,867
1,250 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
5/23 at 100.00 BBB-   1,251,025
5,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/39, (Pre-refunded 3/01/24)
3/24 at 100.00 AA  (4) 5,109,200
Total Michigan 55,122,021
Minnesota - 1.2%
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/41
8/26 at 100.00 BB+   250,942
City of Ham Lake, Minnesota, Charter School Lease
Revenue Bonds, DaVinci Academy Project,Series 2016A:
150 5.000%, 7/01/36 7/24 at 102.00 N/R   146,721
270 5.000%, 7/01/47 7/24 at 102.00 N/R   243,670
4,050 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016, 5.000%, 10/01/51
10/24 at 102.00 N/R   3,399,003
2,805 Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC Project,
Refunding Series 2016A, 5.000%, 8/01/46, 144A
5/23 at 100.00 N/R   2,559,899
Forest Lake, Minnesota Charter School Lease Revenue
Bonds, North Lakes Academy, Refunding Series 2021A:
3,295 5.000%, 7/01/41 7/31 at 100.00 N/R   3,024,678
11,160 5.000%, 7/01/56 7/31 at 100.00 N/R   9,545,371
2,575 Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus
Preparatory School Project, Series 2016A, 5.000%, 11/01/47
11/26 at 100.00 BB+   2,376,442
2,250 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 Baa1   2,315,542
4,739 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   4,486,885
12,548 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017G, 2.650%,
10/01/47 2047 2047
1/27 at 100.00 Aaa   11,578,613
500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Series 2016A,
4.125%, 9/01/47
9/24 at 102.00 BB+   400,785
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/47
11/27 at 100.00 BBB+   1,023,660
16,825 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
5/23 at 100.00 BBB   15,620,162
St. Paul Housing and Redevelopment Authority,
Minnesota, Hospital Revenue Bonds, HealthEast Inc.,
Series 2015A:
2,500 5.000%, 11/15/27, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 2,656,925
235 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (4) 249,751
Total Minnesota 59,879,049

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.3%
$ 3,420 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call AA  (4) $ 3,486,416
1,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%,
10/15/35
10/25 at 100.00 A+   1,037,710
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
3,255 5.000%, 10/15/31 10/28 at 100.00 A+   3,571,028
2,415 5.000%, 10/15/32 10/28 at 100.00 A+   2,645,681
1,030 5.000%, 10/15/33 10/28 at 100.00 A+   1,122,968
2,450 5.000%, 10/15/36 10/28 at 100.00 A+   2,625,273
1,000 University of Mississippi Educational Building Corporation, Revenue
Bonds, Facilities Refinancing Project, Refunding Series 2019A,
3.000%, 10/01/34
10/29 at 100.00 Aa2   977,860
Total Mississippi 15,466,936
Missouri - 2.4%
3,185 Bi-State Development Agency, Missouri, Bi-State MetroLink District, St
Clair County Metrolink Extension Project Bonds, Refunding Series
2006, 5.250%, 7/01/27 - AGM Insured
No Opt. Call AA   3,546,593
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2021:
645 4.000%, 3/01/41 3/31 at 100.00 Ba1   559,447
530 4.000%, 3/01/46 3/31 at 100.00 Ba1   444,903
2,500 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 6.000%,
3/01/38
3/29 at 100.00 AA+   2,978,525
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 A2   5,187,500
Kansas City Industrial Development Authority,
Missouri, Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
18,000 5.000%, 3/01/46, (AMT) 3/29 at 100.00 A2   18,576,180
2,475 5.000%, 3/01/55 - AGM Insured, (AMT) 3/29 at 100.00 AA   2,547,245
15,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   14,425,650
3,630 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   3,469,808
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/39
5/26 at 100.00 AA-   2,005,960
5,228 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2016D, 3.400%, 11/01/46
11/25 at 100.00 AA+   5,198,641
2,046 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017C, 3.300%, 12/01/47
2/27 at 100.00 AA+   2,024,934
2,250 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/28
1/25 at 100.00 A   2,319,008

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 15,100 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 A   $ 15,447,602
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center,
Expansion & Improvement Projects Series 2020:
2,500 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA   2,704,725
8,025 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA   8,520,223
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2010A:
5,000 0.000%, 7/15/31 - AGC Insured No Opt. Call AA   3,806,350
7,000 0.000%, 7/15/32 - AGC Insured No Opt. Call AA   5,120,220
6,250 0.000%, 7/15/33 - AGC Insured No Opt. Call AA   4,379,063
7,000 0.000%, 7/15/34 - AGC Insured No Opt. Call AA   4,696,440
6,000 0.000%, 7/15/35 - AGC Insured No Opt. Call AA   3,822,060
2,000 0.000%, 7/15/36 - AGC Insured No Opt. Call AA   1,200,340
1,288 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/23 at 100.00 N/R   399,280
1,267 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A, 6.500%,
1/23/28
5/23 at 100.00 N/R   646,170
Total Missouri 114,026,867
Montana - 0.3%
1,910 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 BBB   1,940,522
2,505 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 A   2,547,860
9,130 Montana Facility Finance Authority, Revenue Bonds, Billings Clinic
Obligated Group, Series 2018A, 5.000%, 8/15/48
8/28 at 100.00 AA-   9,423,073
Total Montana 13,911,455
Nebraska - 0.7%
3,075 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/30
No Opt. Call A   3,309,100
1,740 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A   1,763,942
Omaha Public Power District, Nebraska, Separate Electric
System Revenue Bonds, Nebraska City 2, Refunding
Series 2016A:
18,465 5.000%, 2/01/46, (UB) (6) 2/26 at 100.00 A+   19,090,964
10,000 5.000%, 2/01/49, (UB) (6) 2/26 at 100.00 A+   10,322,700
Total Nebraska 34,486,706
Nevada - 1.1%
Carson City, Nevada, Hospital Revenue Bonds, Carson
Tahoe Regional Healthcare Project, Series 2017A:
265 5.000%, 9/01/29 9/27 at 100.00 A-   283,627
750 5.000%, 9/01/30 9/27 at 100.00 A-   800,610
730 5.000%, 9/01/32 9/27 at 100.00 A-   777,961
1,965 5.000%, 9/01/42 9/27 at 100.00 A-   2,014,911
1,150 5.000%, 9/01/47 9/27 at 100.00 A-   1,177,037

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Clark County, Nevada, General Obligation Bonds,
Stadium Improvement, Limited Tax Additionally Secured
by Pledged Revenues, Series 2018A:
$ 7,160 5.000%, 6/01/43 6/28 at 100.00 AA+   $ 7,641,152
6,440 5.000%, 5/01/48 6/28 at 100.00 AA+   6,819,638
4,765 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   3,771,926
2,515 Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro
College and Unversity System, Series 2014A, 5.500%, 1/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) 2,599,554
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
1,120 4.000%, 9/01/25 No Opt. Call N/R   1,113,224
1,790 4.000%, 9/01/35 9/26 at 100.00 N/R   1,636,257
20,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Water Improvement Series 2016A, 5.000%, 6/01/46, (UB)
(6)
6/26 at 100.00 Aa1   20,932,200
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 607 Providence, Refunding Series
2013:
205 5.000%, 6/01/23 No Opt. Call N/R   205,371
200 4.250%, 6/01/24 6/23 at 103.00 N/R   200,848
1,595 Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31
12/25 at 100.00 N/R   1,610,870
145 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.500%, 6/15/24, 144A
No Opt. Call Ba1   141,601
Total Nevada 51,726,787
New Hampshire - 0.0%
New Hampshire Health and Education Facilities
Authority, Revenue Bonds, Dartmouth-Hitchcock
Obligated Group, Series 2018A:
1,000 5.000%, 8/01/34 2/28 at 100.00 A   1,070,840
725 5.000%, 8/01/36 2/28 at 100.00 A   767,674
Total New Hampshire 1,838,514
New Jersey - 2.9%
4,510 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
5/23 at 100.00 A-   4,516,404
9,090 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.500%, 6/15/29
12/26 at 100.00 A3   9,952,914
5,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 A3   5,213,300
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2019MMM:
1,155 5.000%, 6/15/34 12/29 at 100.00 A3   1,276,483
2,580 4.000%, 6/15/35 12/29 at 100.00 A3   2,647,828
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
275 5.125%, 9/15/23, (AMT) 5/23 at 101.00 BB-   275,049
1,650 5.250%, 9/15/29, (AMT) 5/23 at 101.00 BB-   1,653,102

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
2,255 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
5.625%, 11/15/30, (AMT)
3/24 at 101.00 BB-   2,273,063
New Jersey Health Care Facilities Authority, Revenue
Bonds, Atlanticare Health System Obligated Group
Issue, Series 2021:
1,250 3.000%, 7/01/38 - BAM Insured 7/31 at 100.00 AA   1,099,250
4,110 3.000%, 7/01/41 - BAM Insured 7/31 at 100.00 AA   3,466,127
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 AA   1,069,910
10,930 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 4.000%, 7/01/48
7/26 at 100.00 BBB-   8,957,900
1,460 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 AA   1,479,068
19,775 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 A3   20,939,352
19,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/38
6/24 at 100.00 A3   19,775,802
4,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 A3   4,618,575
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
5,500 5.000%, 6/15/44 12/28 at 100.00 A3   5,736,335
4,000 5.000%, 6/15/50 12/28 at 100.00 A3   4,144,520
3,175 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/26 - AGM Insured
No Opt. Call AA   3,413,919
6,000 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017A, 5.000%, 1/01/49
1/28 at 100.00 Baa1   6,139,260
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A:
1,160 5.000%, 11/01/41 - BAM Insured 11/30 at 100.00 AA   1,250,666
600 5.000%, 11/01/45 11/30 at 100.00 BBB+   621,510
1,250 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Subordinate Series 2020A, 5.000%, 11/01/45
- BAM Insured
11/30 at 100.00 AA   1,336,263
26,165 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   26,274,631
Total New Jersey 138,131,231
New Mexico - 0.1%
3,915 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding Series
2020, 4.000%, 9/01/40
9/30 at 100.00 A-   3,847,545
990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51
7/30 at 100.00 Aaa   701,187
Total New Mexico 4,548,732
New York - 12.0%
2,710 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 B-   2,356,264

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School
for Applied Technologies, Series 2017A:
$ 500 4.500%, 6/01/27 6/24 at 103.00 BBB   $ 507,030
250 5.000%, 6/01/35 6/24 at 103.00 BBB   258,035
2,500 Build New York City Resource Corporation, New York, Revenue Bonds,
Manhattan College, Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A-   2,572,600
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020A-1:
1,790 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R   1,516,148
4,800 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R   3,797,520
Build NYC Resource Corporation, New York, Revenue
Bonds, Family Life Academy Charter School, Series
2020C-1:
1,300 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   1,068,431
3,035 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   2,211,483
8,145 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   8,274,261
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
100 5.000%, 12/01/34, 144A 6/27 at 100.00 BBB-   99,948
300 5.000%, 12/01/36, 144A 6/27 at 100.00 BBB-   297,663
4,450 Dormitory Authority of the State of New York, Revenue Bonds, State
University of New York Dormitory Facilities, Series 2018A, 5.000%,
7/01/43
7/28 at 100.00 Aa3   4,753,401
Dormitory Authority of the State of New York, Revenue
Bonds, Teachers College, Series 2017:
500 5.000%, 7/01/29 7/27 at 100.00 A+   549,355
175 5.000%, 7/01/32 7/27 at 100.00 A+   191,856
7,395 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+   7,847,500
6,605 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/38
3/28 at 100.00 AA+   7,158,499
4,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 5.000%, 3/15/36
3/28 at 100.00 AA+   4,386,600
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Refunding Series 2020B:
775 4.760%, 2/01/27 No Opt. Call N/R   751,510
1,255 5.570%, 2/01/41 2/30 at 100.00 N/R   1,217,651
1,365 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A, 6.240%, 2/01/47
2/27 at 100.00 N/R   1,395,508
1,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 5.530%, 2/01/40
2/30 at 100.00 N/R   970,100
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
475 4.050%, 2/01/31 2/30 at 100.00 A2   414,276
885 4.450%, 2/01/41 2/30 at 100.00 A2   700,601
1,560 4.600%, 2/01/51 2/30 at 100.00 A2   1,161,576

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,500 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A   $ 6,955,390
19,995 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2022C, 4.420%, 9/01/28, (Mandatory Put
9/01/25) (SIFMA reference rate + 0.450% spread) (9)
3/25 at 100.00 A   20,066,582
4,375 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2019A-2,
5.000%, 11/15/45
11/28 at 100.00 A3   4,511,325
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
10,000 4.750%, 11/15/45 5/30 at 100.00 A3   10,153,900
9,015 5.000%, 11/15/50, (UB) (6) 5/30 at 100.00 A3   9,297,440
11,000 5.250%, 11/15/55, (UB) (6) 5/30 at 100.00 A3   11,537,900
4,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/32
5/24 at 100.00 A3   4,061,160
17,750 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45, (Mandatory Put
5/15/30), (UB) (6)
No Opt. Call A3   19,384,420
15,290 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35, (UB) (6)
11/25 at 100.00 A3   15,739,220
Monroe County Industrial Development Corporation,
New York, Revenue Bonds,  University of Rochester
Project, Series 2017A:
1,400 5.000%, 7/01/34 7/27 at 100.00 AA-   1,530,844
1,000 5.000%, 7/01/36 7/27 at 100.00 AA-   1,082,520
1,000 5.000%, 7/01/37 7/27 at 100.00 AA-   1,077,810
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Saint Ann's Community
Project, Series 2019:
915 4.000%, 1/01/30 1/26 at 103.00 N/R   818,897
1,215 5.000%, 1/01/40 1/26 at 103.00 N/R   1,018,559
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
235 5.000%, 7/01/23 No Opt. Call A-   235,977
300 5.000%, 7/01/24 No Opt. Call A-   306,456
210 5.000%, 7/01/26 7/24 at 100.00 A-   215,137
New York City Industrial Development Agency, New
York, Civic Facility Revenue Bonds, Bronx Parking
Development Company, LLC Project, Series 2007:
3,000 2.300%, 10/01/37 (7) 5/23 at 100.00 N/R   2,400,000
1,000 2.350%, 10/01/46 (7) 5/23 at 100.00 N/R   800,000
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2017 Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+   1,056,730
21,375 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2023 Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 AA+   23,982,750
10,085 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43
1/26 at 100.00 AA   10,482,046
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019
Series A-1:
12,000 5.000%, 8/01/40 8/28 at 100.00 AAA   12,899,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 7,220 5.000%, 8/01/42 8/28 at 100.00 AAA   $ 7,752,764
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2023
Series A-1:
7,755 5.250%, 8/01/42 8/32 at 100.00 AAA   8,800,374
5,000 5.000%, 8/01/43 8/32 at 100.00 AAA   5,549,500
2,350 5.000%, 8/01/44 8/32 at 100.00 AAA   2,597,878
13,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.000%, 2/01/45
2/33 at 100.00 AAA   14,384,110
1,000 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Lincoln Center for the Performing Arts, Series 2020A, 4.000%,
12/01/34
12/30 at 100.00 A   1,048,680
2,235 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/43
4/28 at 100.00 AA   2,380,834
7,540 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 5.000%, 8/01/43
8/30 at 100.00 AA   8,213,322
3,350 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 3.000%, 3/01/35 - BAM Insured
3/31 at 100.00 AA   3,242,197
6,700 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
D-1, 5.250%, 5/01/42
5/32 at 100.00 AA   7,571,670
3,100 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 4 World Trade Center Project, Refunding Green Series 2021A,
3.000%, 11/15/51
11/31 at 100.00 A+   2,207,107
1,010 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2   798,567
28,355 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 2.750%, 2/15/44 - BAM Insured
2/30 at 100.00 AA   21,239,596
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
24,465 5.000%, 6/15/42 6/27 at 100.00 AAA   26,280,792
15,000 5.000%, 6/15/46 6/27 at 100.00 AAA   15,979,950
7,820 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA   8,341,203
New York State Thruway Authority, State Personal Income
Tax Revenue Bonds, Bidding Group 1 Series 2022A:
12,385 5.000%, 3/15/41 9/32 at 100.00 AA+   13,918,883
29,205 5.000%, 3/15/42 9/32 at 100.00 AA+   32,629,286
27,780 5.000%, 3/15/48 9/32 at 100.00 AA+   30,516,052
9,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 5 Transportation Series 2021A-1, 3.000%,
3/15/50
3/31 at 100.00 AA+   7,354,425
15,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+   16,364,700
3,485 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%,
3/15/47
9/30 at 100.00 Aa1   3,752,509

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 8,895 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/45
9/32 at 100.00 Aa1   $ 9,752,389
6,855 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 AA+   5,367,945
1,375 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   1,246,685
New York Transportation Development Corporation,
New York, Special Facilities Bonds, LaGuardia Airport
Terminal B Redevelopment Project, Series 2016A:
8,120 4.000%, 7/01/36 - AGM Insured, (AMT) 7/24 at 100.00 AA   8,097,751
9,710 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   9,730,197
8,045 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   8,068,491
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, American
Airlines, Inc. John F Kennedy International Airport
Project, Series 2020:
3,515 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B   3,628,991
6,425 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B   6,581,899
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, Terminal 4
John F Kennedy International Airport Project, Series
2020A:
380 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1   359,328
360 4.000%, 12/01/40, (AMT) 12/30 at 100.00 Baa1   336,269
1,100 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2020C, 4.000%, 12/01/41
12/30 at 100.00 Baa1   1,063,084
10,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/32, (AMT)
1/28 at 100.00 Baa3   10,375,100
12,190 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35, (AMT)
10/30 at 100.00 Baa3   12,587,516
1,360 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 AA-   1,454,180
6,680 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49
11/30 at 100.00 AA-   7,173,452
4,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/51
5/31 at 100.00 AA-   4,302,200
Triborough Bridge and Tunnel Authority, New York,
Payroll Mobility Tax Bonds, MTA Bridges and Tunnels,
Refunding Senior Lien Green Climate Bond Certified
Series 2023A:
3,375 4.000%, 11/15/35 5/33 at 100.00 AA+   3,639,128
2,810 4.000%, 11/15/37 5/33 at 100.00 AA+   2,912,115
13,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52
5/32 at 100.00 AA+   14,506,050
6,405 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   5,889,269

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,135 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB-   $ 3,017,908
Total New York 575,086,385
North Carolina - 0.3%
7,000 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45
1/30 at 100.00 AA-   5,611,410
North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster
Project, Refunding Series 2016:
335 5.000%, 10/01/31 10/24 at 102.00 N/R   327,302
890 5.000%, 10/01/37 10/24 at 102.00 N/R   831,598
1,000 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/46
9/28 at 103.00 BBB-   803,810
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A:
1,930 5.000%, 7/01/47 7/26 at 100.00 BBB   1,951,346
1,005 5.000%, 7/01/51 7/26 at 100.00 BBB   1,014,668
4,310 5.000%, 7/01/54 7/26 at 100.00 BBB   4,347,842
Total North Carolina 14,887,976
North Dakota - 0.5%
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
5,000 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA   3,887,050
8,645 4.000%, 12/01/46 12/31 at 100.00 Baa2   7,212,351
6,700 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA   4,997,061
12,350 4.000%, 12/01/51 12/31 at 100.00 Baa2   9,959,287
Total North Dakota 26,055,749
Ohio - 1.0%
15,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   1,796,550
5,500 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   4,987,345
3,770 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Series 2016, 5.000%, 11/15/45
11/26 at 100.00 BBB+   3,821,121
250 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 4.000%, 8/01/41
2/31 at 100.00 A+   244,825
3,700 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   4,625
7,500 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   6,779,475
6,205 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   5,647,419

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,500 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   $ 3,125
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   887,660
1,075 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, (AMT), 144A
1/28 at 100.00 N/R   1,013,940
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
1,945 3.000%, 1/15/45 1/30 at 100.00 A   1,500,995
7,235 5.000%, 1/15/50 1/30 at 100.00 A   7,483,450
3,495 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A, 5.000%, 1/15/46
1/26 at 100.00 A   3,569,409
3,750 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/39
- AGM Insured, (AMT)
6/25 at 100.00 AA   3,804,675
1,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   1,875
700 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   875
7,625 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (7)
No Opt. Call N/R   9,531
8,585 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   8,323,072
Total Ohio 49,879,967
Oklahoma - 0.6%
Norman Regional Hospital Authority, Oklahoma,
Hospital Revenue Bonds, Series 2019:
1,500 4.000%, 9/01/45 9/29 at 100.00 BBB+   1,274,475
1,000 5.000%, 9/01/45 9/29 at 100.00 A-   1,000,650
1,470 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Junior Lien
Thirty-Third Series 2018, 5.000%, 7/01/47, (AMT)
7/28 at 100.00 A+   1,515,908
8,550 Oklahoma County, Oklahoma, Finance Authority, Educational Facilities
Lease Revenue Bonds, Choctaw-Nicoma Park Public Schools Project,
Series 2023, 5.000%, 9/01/41
9/32 at 100.00 A   9,233,915
14,195 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.500%, 8/15/57
8/28 at 100.00 BB-   13,598,952
811 Oklahoma Development Finance Authority, Revenue Bonds, Provident
Oklahoma Education Resources Inc.- Cross Village Student Housing
Project, Series 2017, 0.000%, 8/01/52 2017 A (7)
8/27 at 100.00 N/R   811
Total Oklahoma 26,624,711
Oregon - 0.6%
8,500 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%,
1/01/48
1/26 at 100.00 A   8,642,545

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
$ 1,855 5.400%, 10/01/44 10/24 at 100.00 N/R   $ 1,651,859
1,600 5.500%, 10/01/49 10/24 at 100.00 N/R   1,415,536
1,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/40
10/30 at 100.00 BBB+   1,033,640
175 Oregon Housing and Community Services Department, Multifamily
Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42,
(AMT)
4/23 at 100.00 Aaa   177,228
2,680 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/48, (AMT)
7/33 at 100.00 AA-   2,964,589
12,450 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 AA-   13,075,861
Total Oregon 28,961,258
Pennsylvania - 4.3%
315 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
5/23 at 100.00 BB   315,243
2,155 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   2,149,548
1,070 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 4.875%, 11/01/24
No Opt. Call BB   1,071,798
Allentown Neighborhood Improvement Zone
Development Authority, Pennsylvania, Tax Revenue
Bonds, City Center Project, Series 2018:
125 5.000%, 5/01/23, 144A No Opt. Call Ba3   125,062
300 5.000%, 5/01/42, 144A 5/28 at 100.00 Ba3   293,193
1,580 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.375%, 5/01/42, 144A
5/28 at 100.00 N/R   1,581,659
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds,
FirstEnergy Generation Project, Refunding Series 2006A:
10,665 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   10,658,707
455 3.500%, 4/01/41 (7) No Opt. Call N/R   569
3,750 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)
No Opt. Call N/R   4,687
2,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   2,500
2,270 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,686,360
8,775 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53 - AGM Insured
8/30 at 100.00 AA   6,419,527
Central Bradford Progress Authority, Pennsylvania,
Revenue Bonds, Guthrie Health, Series 2021B:
4,860 3.000%, 12/01/44 - BAM Insured 12/31 at 100.00 AA   3,944,862
6,300 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 AA   6,005,979

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries
Project, Series 2015:
$ 625 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) $ 650,650
150 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 156,156
770 5.000%, 1/01/38 1/25 at 100.00 BBB+   773,249
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas
Jefferson University, Series 2018A:
4,000 4.000%, 9/01/36 9/28 at 100.00 A   4,004,200
7,630 5.000%, 9/01/43 9/28 at 100.00 A   7,843,716
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2019, 4.000%, 9/01/37
9/29 at 100.00 A   995,350
6,665 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28) (WI/DD, Settling 4/3/23)
No Opt. Call BBB   6,770,374
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
1,860 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 1,942,733
1,310 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 1,368,269
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   2,163,433
2,410 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   2,163,433
1,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   1,656,815
2,500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (7)
9/25 at 100.00 N/R   1,100,000
3,750 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB   3,757,538
3,865 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 5.000%, 5/01/37
5/23 at 100.00 BB+   3,351,457
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of Pennsylvania Health
System, Series 2019:
1,000 4.000%, 8/15/34 8/29 at 100.00 AA   1,042,210
1,000 4.000%, 8/15/35 8/29 at 100.00 AA   1,031,860
1,500 4.000%, 8/15/36 8/29 at 100.00 AA   1,531,905
3,345 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/39
12/24 at 100.00 AA-   3,413,807
7,405 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 AA-   7,559,765
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
140 5.250%, 12/01/41 12/32 at 100.00 AA-   157,454
1,490 5.250%, 12/01/42 12/32 at 100.00 AA-   1,663,302
2,320 5.250%, 12/01/44 12/32 at 100.00 AA-   2,582,902

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 6,260 5.250%, 12/01/47 12/32 at 100.00 AA-   $ 6,957,677
16,650 5.250%, 12/01/52 12/32 at 100.00 AA-   18,376,106
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA   16,618,800
25,430 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1, 5.000%, 6/01/42
6/27 at 100.00 A   26,582,996
1,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 3.000%, 12/01/42
12/30 at 100.00 A+   1,197,720
Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds,
Series 2018:
2,500 5.000%, 5/01/36 5/28 at 100.00 A   2,700,025
2,250 5.000%, 5/01/37 5/28 at 100.00 A   2,413,485
1,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017, 4.000%, 5/01/42
11/27 at 100.00 BB+   698,200
2,230 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   1,940,858
Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds,
Temple University Health System Obligated Group,
Series of 2017:
5,450 5.000%, 7/01/30 7/27 at 100.00 BBB   5,712,581
3,415 5.000%, 7/01/31 7/27 at 100.00 BBB   3,572,500
1,930 5.000%, 7/01/32 7/27 at 100.00 BBB   2,015,460
5,400 5.000%, 7/01/34 7/27 at 100.00 BBB   5,603,202
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Series 2021A:
6,665 4.000%, 9/01/39 - BAM Insured 9/31 at 100.00 AA   6,815,962
4,665 4.000%, 9/01/40 - BAM Insured 9/31 at 100.00 AA   4,727,231
6,665 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 AA   6,703,324
3,315 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/33, (AMT)
7/27 at 100.00 A2   3,490,794
Total Pennsylvania 208,067,193
Puerto Rico - 1.8%
18,075 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35, 144A
7/30 at 100.00 N/R   17,910,337
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R   1,699,380
2,570 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   2,604,798
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
7,164 4.550%, 7/01/40 7/28 at 100.00 N/R   6,717,468
133,500 0.000%, 7/01/51 7/28 at 30.01 N/R   25,981,770
15,339 5.000%, 7/01/58 7/28 at 100.00 N/R   14,482,623
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   937,670
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
9,500 4.329%, 7/01/40 7/28 at 100.00 N/R   8,669,130
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R   1,825,080

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 5,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/37
7/31 at 103.00 N/R   $ 4,243,600
Total Puerto Rico 85,071,856
South Carolina - 0.7%
3,330 Columbia, South Carolina, Stormwater System Revenue Bonds, City
Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48
2/28 at 100.00 AA+   3,522,241
2,500 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, McLeod Health Projects, Refunding & Improvement
Series 2018, 5.000%, 11/01/43
5/28 at 100.00 AA   2,604,225
3,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A,
5.000%, 5/01/48
5/28 at 100.00 A   3,090,330
5,700 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   5,727,645
South Carolina State Ports Authority, Revenue Bonds,
Series 2018:
4,860 5.000%, 7/01/31, (AMT) 7/28 at 100.00 A+   5,273,829
3,760 5.000%, 7/01/32, (AMT) 7/28 at 100.00 A+   4,075,238
10,110 Spartanburg County School District 4, South Carolina, General
Obligation Bonds, Series 2022A, 5.000%, 3/01/47
3/32 at 100.00 Aa1   11,030,212
Total South Carolina 35,323,720
South Dakota - 0.0%
910 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 AA-   923,186
Total South Dakota 923,186
Tennessee - 3.5%
1,000 Blount County Health and Educational Facilites Board, Tennessee,
Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%,
1/01/37 (7)
1/25 at 102.00 N/R   600,000
2,920 Blount County, Tennessee, General Obligation Bonds, Refunding Series
2016B, 5.000%, 6/01/33
6/26 at 100.00 AA+   3,123,466
2,500 Bristol Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35
6/26 at 100.00 N/R   2,261,125
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-2:
100 5.000%, 8/01/31 8/29 at 100.00 A-   109,854
100 5.000%, 8/01/32 8/29 at 100.00 A-   109,512
105 5.000%, 8/01/33 8/29 at 100.00 A-   114,527
100 5.000%, 8/01/35 8/29 at 100.00 A-   107,488
100 5.000%, 8/01/37 8/29 at 100.00 A-   105,670
835 5.000%, 8/01/44 8/29 at 100.00 A-   859,824
Chattanooga, Tennessee, Electric System Enterprise
Revenue Bonds, Refunding, Series 2015A:
500 5.000%, 9/01/31 9/25 at 100.00 AA+   527,535
1,750 5.000%, 9/01/32 9/25 at 100.00 AA+   1,845,182
Chattanooga-Hamilton County Hospital Authority,
Tennessee, Hospital Revenue Bonds, Erlanger Health
System, Refunding Series 2014A:
500 5.000%, 10/01/34 10/24 at 100.00 BBB+   509,895
1,575 5.000%, 10/01/44 10/24 at 100.00 BBB+   1,580,717

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 665 Clarksville, Tennessee, Electric System Revenue Bonds, Refunding
Series 2015, 5.000%, 9/01/27
9/24 at 100.00 Aa2   $ 687,344
510 DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue
Bonds, Refunding Series 2017, 3.500%, 4/01/42
4/26 at 100.00 A   463,065
10,040 Dickson, Tennessee, Electric System Revenue Bonds, Series 2022,
5.250%, 7/01/47
7/32 at 100.00 Aa3   11,368,894
9,840 Franklin Special School District, Williamson County, Tennessee, General
Obligation Bonds, Limited Tax School Improvement Series 2022,
5.000%, 6/01/47
6/32 at 100.00 Aa1   10,966,090
Franklin Special School District, Williamson County,
Tennessee, General Obligation Bonds, School
Improvement Series 2019:
1,000 5.000%, 6/01/37 6/29 at 100.00 Aa1   1,112,030
1,000 5.000%, 6/01/38 6/29 at 100.00 Aa1   1,108,300
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health,
Series 2018A:
9,500 5.000%, 7/01/31 7/23 at 100.00 A   9,529,830
8,620 5.000%, 7/01/33 7/23 at 100.00 A   8,645,343
4,200 5.000%, 7/01/36 7/28 at 100.00 A   4,468,758
Hallsdale-Powell Utility District, Knox County, Tennessee,
Water and Sewer Revenue Bonds, Refunding Series
2018:
1,000 4.000%, 4/01/35 4/26 at 100.00 AA   1,020,480
1,415 4.000%, 4/01/38 4/26 at 100.00 AA   1,423,462
4,785 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Refunding Series 2016, 5.000%,
9/01/42
9/25 at 100.00 AA+   4,951,518
6,000 Harpeth Valley Utilities District, Davidson and Williamson Counties,
Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44
9/24 at 100.00 AA+   6,105,480
5,030 Hendersonville Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%,
12/01/25
No Opt. Call AA+   5,294,477
670 Jackson Energy Authority, Tennessee, Gas System Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 6/01/28
6/25 at 100.00 Aa2   704,351
Jackson Energy Authority, Tennessee, Water System
Revenue Bonds, Series 2012:
270 5.000%, 12/01/24 No Opt. Call Aa3   280,706
140 5.000%, 12/01/25 No Opt. Call Aa3   149,093
175 5.000%, 12/01/26 No Opt. Call Aa3   190,993
110 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Refunding 2015, 5.000%, 4/01/36, (Pre-
refunded 4/01/25)
4/25 at 100.00 A-  (4) 114,990
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,740 5.000%, 4/01/41 10/28 at 100.00 A2   2,838,037
145 5.000%, 4/01/41, (Pre-refunded 10/01/28) 10/28 at 100.00 A-  (4) 164,057
1,000 Johnson City Energy Authority, Tennessee, Electric System Revenue
Bonds, Series 2017, 5.000%, 5/01/29
5/27 at 100.00 Aa2   1,100,900
Johnson City Health and Educational Facilities
Board, Tennessee, Hospital Revenue Refunding and
Improvement Bonds, Johnson City Medical Center,
Series 1998C:
2,735 5.125%, 7/01/25 - NPFG Insured, (ETM) 5/23 at 100.00 Baa2  (4) 2,955,933
9,570 5.250%, 7/01/28 - NPFG Insured, (ETM) 5/23 at 100.00 AAA  (4) 9,990,602

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 1,060 Kingsport Industrial Development Board, Tennessee, Multifamily
Housing Revenue Bonds, Model City Apartments Project, Series 2009,
5.000%, 7/20/29
4/23 at 100.00 N/R   $ 1,060,382
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,000 4.000%, 4/01/36 4/27 at 100.00 BBB   1,971,120
310 5.000%, 4/01/36 4/27 at 100.00 BBB   322,434
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2016A:
2,955 5.000%, 1/01/36 1/27 at 100.00 A+   3,097,372
5,000 5.000%, 1/01/42 1/27 at 100.00 A+   5,124,750
1,315 Knox-Chapman Utility District of Knox County, Tennessee, Water and
Sewer Revenue Bonds, Refunding and Improvement Series 2015,
5.000%, 1/01/31
1/25 at 100.00 AA-   1,368,047
Knox-Chapman Utility District of Knox County,
Tennessee, Water and Sewer Revenue Bonds, Refunding
and Improvement Series 2017:
1,475 4.000%, 1/01/32 1/26 at 100.00 AA-   1,517,716
1,000 4.000%, 1/01/35 1/26 at 100.00 AA-   1,019,600
1,275 McMinnville-Warren County Industrial Development Board, Tennessee,
Multifamily Housing Revenue Bonds, Beersheba Heights Towers,
Series 2009, 5.500%, 11/20/39
4/23 at 100.00 N/R   1,289,611
6,000 Memphis & Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tourism Development
Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30
11/26 at 100.00 AA   6,486,000
195 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27 (7)
No Opt. Call N/R   162,384
1,035 Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series
2010A-1, 5.000%, 7/01/26
5/23 at 100.00 A+   1,037,018
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at
Green Hills, Series 2020A, 4.000%, 11/01/55
11/25 at 102.00 BBB-   1,480,260
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Lipscomb University, Refunding &
Improvement Series 2016A:
610 5.000%, 10/01/30 10/26 at 100.00 BBB   629,874
640 5.000%, 10/01/31 10/26 at 100.00 BBB   659,686
670 5.000%, 10/01/32 10/26 at 100.00 BBB   689,309
705 5.000%, 10/01/33 10/26 at 100.00 BBB   723,746
745 5.000%, 10/01/34 10/26 at 100.00 BBB   762,590
780 5.000%, 10/01/35 10/26 at 100.00 BBB   795,109
515 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship
Education Project, Series 2017E, 5.375%, 6/01/52, 144A
6/26 at 100.00 N/R   474,856
Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Vanderbilt University Medical Center,
Series 2016A:
3,965 5.000%, 7/01/40 7/26 at 100.00 A   4,078,518
5,240 5.000%, 7/01/46, (UB) (6) 7/26 at 100.00 A   5,314,932

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 385 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2017A, 5.000%, 7/01/48
7/27 at 100.00 A   $ 390,224
5,750 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA-   5,903,180
2,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/44, (AMT)
7/30 at 100.00 A2   2,095,800
950 Metropolitan Nashville Airport Authority, Tennessee, Special Facility
Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010,
5.200%, 7/01/26
5/23 at 100.00 Baa3   950,256
Nashville Metropolitan Development and Housing
Agency, Tennessee, Tax increment Bonds, Fifth &
Broadway Development Project, Series 2018:
655 4.500%, 6/01/28, 144A No Opt. Call N/R   658,151
570 5.125%, 6/01/36, 144A 6/28 at 100.00 N/R   578,333
Shelby County Health, Educational and Housing Facility
Board, Tennessee, Educational Facilities Revenue Bonds,
Rhodes College, Series 2015:
700 5.000%, 8/01/40 8/25 at 100.00 A+   725,704
1,000 5.000%, 8/01/45 8/25 at 100.00 A+   1,033,540
1,100 Shelby County Health, Educational and Housing Facility Board,
Tennessee, Residential Care Facility Mortgage Revenue Bonds, The
Village  at Germantown, Series 2014, 5.250%, 12/01/44
12/24 at 100.00 BBB-   1,054,603
2,100 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   2,201,010
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
100 5.000%, 2/01/24 No Opt. Call A   100,539
5,090 5.000%, 2/01/27 No Opt. Call A   5,180,246
1,700 Watauga River Regional Water Authority, Tennessee, Waterworks
Revenue Bonds, Series 2017, 4.000%, 7/01/37
7/27 at 100.00 A   1,728,458
500 West Knox Utility District of Knox County, Tennessee, Water and Sewer
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/41
6/24 at 100.00 AA+   508,060
4,995 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45
6/25 at 100.00 AA   5,139,006
310 Williamson County H.B. & T.S. Utility District, Tennessee, Waterworks
Revenue Bonds, Series 2020, 4.000%, 9/01/41
9/29 at 100.00 AA   312,043
Total Tennessee 166,113,995
Texas - 8.0%
5,000 Argyle Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 Aaa   5,566,250
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series
2016A:
125 5.000%, 12/01/46 12/26 at 100.00 BBB-   126,161
740 5.000%, 12/01/51 12/26 at 100.00 BBB-   744,514
4,510 Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%,
11/15/44, (AMT)
11/29 at 100.00 A+   4,715,115
12,375 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2022, 4.250%, 2/15/52
2/32 at 100.00 Aa1   12,385,519
4,740 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 3.000%, 1/01/46 - BAM Insured
7/31 at 100.00 AA   3,793,043

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 5,410 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2018, 5.000%, 1/01/48
1/28 at 100.00 A-   $ 5,628,889
2,745 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32
5/23 at 100.00 A-   2,748,925
1,250 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33
8/23 at 100.00 A-   1,263,638
2,500 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2014A,
4.250%, 12/01/34
12/24 at 100.00 BBB-   2,505,225
9,700 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/50
6/25 at 100.00 BBB-   9,741,128
2,970 Elgin, Bastrop and Travis Counties, Texas, Certificates of Participation,
Combination Tax Tax Increment Reinvestment Zone 1, Subordinate
Lien Series 2021A, 4.000%, 7/15/40 - BAM Insured
7/31 at 100.00 AA   2,982,771
8,585 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A, 5.000%, 6/01/33
6/23 at 100.00 Ba1   8,163,820
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
2,750 0.000%, 11/15/36 - NPFG Insured 11/24 at 49.42 Baa2   1,263,075
6,300 0.000%, 11/15/37 - NPFG Insured 11/24 at 46.55 Baa2   2,719,710
7,115 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Airport Improvements Project, Refunding Series
2020C, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   7,158,686
9,900 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Technical Operations Center Project, Series 2018,
5.000%, 7/15/28, (AMT)
No Opt. Call BB-   9,971,280
430 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   432,601
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding Series
2020B-2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   1,006,140
8,755 Houston, Texas, Combined Utility System Revenue Bonds, Refunding
First Lien Series 2017B, 5.000%, 11/15/37
11/27 at 100.00 Aa2   9,422,394
Houston, Texas, Hotel Occupancy Tax and Special
Revenue Bonds, Convention and Entertainment Facilities
Department, Refunding Series 2014:
2,560 5.000%, 9/01/32 9/24 at 100.00 A   2,612,352
335 5.000%, 9/01/34 9/24 at 100.00 A   340,879
Kerrville Health Facilities Development Corporation,
Texas, Revenue Bonds, Sid Peterson Memorial Hospital
Project, Series 2015:
1,360 5.000%, 8/15/30 8/25 at 100.00 A   1,410,850
1,280 5.000%, 8/15/35 8/25 at 100.00 A   1,319,680
Lamar Consolidated Independent School District,
Fort Bend County, Texas, General Obligation Bonds,
Schoolhouse Series 2023:
10,000 4.000%, 2/15/53, (UB) (6) 2/33 at 100.00 AA   9,690,600
10,000 4.250%, 2/15/53, (UB) (6) 2/33 at 100.00 AA   10,053,900
12,500 5.500%, 2/15/58 - AGM Insured 2/33 at 100.00 AA   14,242,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,720 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love Field
Modernization Program Project, Series 2012, 5.000%, 11/01/28,
(AMT)
5/23 at 100.00 Baa1   $ 4,720,330
1,800 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2018, 5.000%, 5/15/48
5/28 at 100.00 A+   1,895,022
4,510 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (7)
1/26 at 102.00 N/R   90,203
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
665 5.000%, 11/01/46 11/23 at 103.00 BB   527,943
805 5.000%, 11/01/51 11/23 at 103.00 BB   621,742
570 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy Midtown Park Project,
Series 2018A, 5.500%, 7/01/54
7/24 at 103.00 N/R   448,949
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Methodist Retirement Communites Crestview Project,
Series 2016:
1,100 5.000%, 11/15/36, (Pre-refunded 11/15/24) 11/24 at 102.00 N/R  (4) 1,160,192
1,550 5.000%, 11/15/46, (Pre-refunded 11/15/24) 11/24 at 102.00 N/R  (4) 1,634,816
755 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   642,362
9,680 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Westminster Project, Series 2016,
4.000%, 11/01/36
11/24 at 102.00 BBB   8,362,165
New Hope Cultural Education Facilities Finance
Corporation, Texas, Senior Living Revenue Bonds,
Sanctuary LTC LLC Project, Series 2021A-1:
20,000 5.250%, 1/01/42 1/28 at 103.00 N/R   15,341,400
19,015 5.500%, 1/01/57 1/28 at 103.00 N/R   13,795,002
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas
A&M University-Corpus Christi Project, Series 2016A:
30 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 32,116
360 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 385,398
65 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 69,586
6,625 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 AA   6,674,025
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - San Antonio 1,
L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A:
1,275 5.000%, 4/01/31, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 1,364,951
1,290 5.000%, 4/01/36, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 1,381,009
2,445 5.000%, 4/01/48, (Pre-refunded 4/01/26) 4/26 at 100.00 N/R  (4) 2,617,495

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,250 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - Stephenville II, L.L.C. - Tarleton State University Project,
Series 2014A, 5.000%, 4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) $ 1,276,838
3,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/34, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (4) 3,065,880
10,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(7)
7/25 at 100.00 Caa2   8,500,000
10,880 North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45,
(Pre-refunded 9/01/31)
9/31 at 100.00 N/R  (4) 14,391,520
10,670 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2021B, 3.000%, 1/01/51 - BAM Insured
1/31 at 100.00 AA   8,088,287
4,410 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/34
1/25 at 100.00 A+   4,563,027
Pflugerville Independent School District, Travis and
Williamson Counties, Texas, General Obligation Bonds,
School Building Series 2023A:
5,555 4.000%, 2/15/42 2/33 at 100.00 AA+   5,582,053
7,780 4.000%, 2/15/44 2/33 at 100.00 AA+   7,742,345
4,395 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 10/01/32, (AMT)
10/28 at 100.00 Aaa   4,882,757
Reagan Hospital District of Reagan County, Texas,
Limited Tax Revenue Bonds, Series 2014A:
655 5.000%, 2/01/29 2/24 at 100.00 Ba1   665,644
1,805 5.000%, 2/01/34 2/24 at 100.00 Ba1   1,833,032
385 5.125%, 2/01/39 2/24 at 100.00 Ba1   389,500
645 SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply
Revenue Bonds, Series 2007, 5.500%, 8/01/27
No Opt. Call A2   688,441
Spring Independent School District, Hardin County,
Texas, Unlimited Tax School Building Bonds, Series 2023:
12,000 5.000%, 8/15/47 8/33 at 100.00 Aa2   13,358,160
4,000 4.000%, 8/15/52 8/33 at 100.00 Aa2   3,917,560
5,950 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 A1   6,364,477
3,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series 2016A,
5.000%, 2/15/41
8/26 at 100.00 AA   3,101,760
3,435 Tarrant County Cultural Education Facilities, Texas, Finance Corporation
Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%,
7/01/35
1/29 at 100.00 A+   3,722,956
Tarrant County Hospital District, Texas, General
Obligation Bonds, Limited Tax Series 2023:
5,050 4.000%, 8/15/43 8/32 at 100.00 Aa1   4,991,420
4,500 4.250%, 8/15/48 8/32 at 100.00 Aa1   4,494,510
10,250 5.250%, 8/15/48 8/32 at 100.00 Aa1   11,512,800
3,000 5.250%, 8/15/53 8/32 at 100.00 Aa1   3,336,870
10,115 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288
Toll Lanes Project, Series 2016, 5.000%, 12/31/40, (AMT)
12/25 at 100.00 Baa2   10,223,433

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 7,300 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43, (AMT)
9/23 at 100.00 Baa2   $ 7,370,956
5,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3C Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 Baa2   4,958,150
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
1,000 4.000%, 12/31/34 12/30 at 100.00 Baa2   1,000,920
1,680 4.000%, 12/31/37 12/30 at 100.00 Baa2   1,618,562
1,750 4.000%, 6/30/38 12/30 at 100.00 Baa2   1,682,817
2,845 4.000%, 12/31/38 12/30 at 100.00 Baa2   2,733,277
1,300 4.000%, 6/30/39 12/30 at 100.00 Baa2   1,240,616
4,050 4.000%, 12/31/39 12/30 at 100.00 Baa2   3,856,491
1,250 4.000%, 6/30/40 12/30 at 100.00 Baa2   1,181,763
10,000 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/37
8/24 at 100.00 A-   10,091,300
6,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   5,865,900
20,270 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 AAA   21,597,482
1,030 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Road Improvement Series
2015, 6.000%, 12/01/32 - BAM Insured
12/24 at 100.00 AA   1,083,488
1,135 Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax
Increment Revenue Bonds, Refunding Utility Improvement Series
2015, 6.000%, 12/01/31 - BAM Insured
12/24 at 100.00 AA   1,194,531
Total Texas 385,943,874
Utah - 1.0%
Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds, Series 2021A-2:
3,500 4.000%, 6/01/41 9/26 at 103.00 N/R   2,754,045
2,280 4.000%, 6/01/52 9/26 at 103.00 N/R   1,611,413
2,600 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   1,952,236
Salt Lake City, Utah, Airport Revenue Bonds,
International Airport Series 2017A:
6,490 5.000%, 7/01/42, (AMT) 7/27 at 100.00 A   6,676,847
17,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A   17,372,300
4,690 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 A   4,846,411
3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 A   3,144,570
1,705 Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson
Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46,
144A
2/26 at 100.00 BB   1,598,915
7,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018A, 5.000%, 5/15/41
5/26 at 100.00 AA+   7,256,200
Total Utah 47,212,937

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 0.9%
$ 4,010 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
4/23 at 100.00 B-   $ 3,774,052
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.000%,
7/01/45, 144A
7/25 at 100.00 BB+   948,480
2,000 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019A, 5.500%, 7/01/49, 144A
7/34 at 100.00 N/R   1,835,640
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
2,180 5.000%, 12/31/47, (AMT) 6/27 at 100.00 BBB   2,173,678
6,425 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB   6,359,015
13,250 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB   13,047,143
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
4,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1   4,075,000
2,240 5.000%, 12/31/52, (AMT) 12/32 at 100.00 Baa1   2,271,270
Virginia Small Business Financing Authority, Revenue
Bonds, National Senior Campuses Inc Obligated Group,
Series 2020A:
4,060 4.000%, 1/01/40 7/27 at 103.00 A   3,779,048
5,695 4.000%, 1/01/45 7/27 at 103.00 A   5,121,570
Total Virginia 43,384,896
Washington - 2.6%
2,525 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Bonneville Power Administration, Refunding
Series 2022A, 5.000%, 7/01/36
7/32 at 100.00 Aa2   2,957,330
80 Ocean Shores, Washington, Local Improvement District 2007-01 Bonds,
2011, 7.250%, 2/01/31
No Opt. Call BBB+   89,850
5,385 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/30, (AMT)
5/27 at 100.00 AA-   5,765,289
Port of Seattle, Washington, Revenue Bonds,
Intermediate Lien Series 2019:
10,000 5.000%, 4/01/37, (AMT) 4/29 at 100.00 AA-   10,675,700
6,995 5.000%, 4/01/38, (AMT) 4/29 at 100.00 AA-   7,419,177
Skagit County Public Hospital District 1, Washington,
Revenue Bonds, Skagit Valley Hospital, Refunding &
Improvement Series 2016:
3,825 5.000%, 12/01/30 12/26 at 100.00 Baa3   3,991,847
1,950 5.000%, 12/01/31 12/26 at 100.00 Baa3   2,033,850
4,000 5.000%, 12/01/32 12/26 at 100.00 Baa3   4,167,680
1,120 5.000%, 12/01/37 12/26 at 100.00 Baa3   1,147,294
3,630 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A-   3,324,608
1,600 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28, (Pre-
refunded 5/15/24)
5/24 at 100.00 A+  (4) 1,639,328
5,710 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   5,728,443
6,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B, 4.000%,
10/01/42, (Mandatory Put 10/01/30)
No Opt. Call A1   6,280,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
$ 3,090 5.000%, 8/15/33 8/27 at 100.00 BBB+   $ 3,236,960
5,955 5.000%, 8/15/34 8/27 at 100.00 BBB+   6,179,027
2,695 5.000%, 8/15/35 8/27 at 100.00 BBB+   2,778,087
12,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Series 2018, 5.000%, 7/01/48
7/28 at 100.00 Baa1   12,009,000
Washington State Housing Finance Commission,
Nonprofit Refunding Revenue Bonds, Wesley Homes at
Lea Hill Project, Series 2016:
1,155 5.000%, 7/01/41, 144A 7/26 at 100.00 N/R   1,008,153
2,000 5.000%, 7/01/46, 144A 7/26 at 100.00 N/R   1,680,440
3,805 5.000%, 7/01/51, 144A 7/26 at 100.00 N/R   3,121,242
1,100 Washington State Housing Finance Commission, Non-Profit Revenue
Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28
7/23 at 100.00 A-   1,104,279
2,340 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
5/23 at 100.00 BBB-   2,061,985
8,520 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/36
2/25 at 100.00 Aaa   8,825,527
6,635 Washington State, General Obligation Bonds, Various Purpose Series
2022C, 5.000%, 2/01/46
2/32 at 100.00 Aaa   7,369,561
Washington State, General Obligation Bonds, Various
Purpose Series 2023A:
13,945 5.000%, 8/01/43 8/32 at 100.00 Aaa   15,701,094
4,420 5.000%, 8/01/46 8/32 at 100.00 Aaa   4,932,808
Total Washington 125,228,999
West Virginia - 0.4%
15,500 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/43
1/29 at 100.00 BBB+   15,559,055
2,375 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/30
9/29 at 100.00 Baa1   2,579,226
Total West Virginia 18,138,281
Wisconsin - 2.7%
1,250 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%,
2/01/36, 144A
2/26 at 100.00 N/R   1,196,250
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Eno River Academy Project, Series
2020A:
815 5.000%, 6/15/40, 144A 6/30 at 100.00 Ba1   782,237
1,380 5.000%, 6/15/54, 144A 6/30 at 100.00 Ba1   1,232,409
200 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55,
144A
7/28 at 100.00 BB-   172,108
2,150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R   1,651,909

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, First Tier Series 2018A-1:
$ 11 0.000%, 1/01/47, 144A (7) No Opt. Call N/R   $ 237
10 0.000%, 1/01/48, 144A (7) No Opt. Call N/R   197
9 0.000%, 1/01/49, 144A (7) No Opt. Call N/R   184
9 0.000%, 1/01/50, 144A (7) No Opt. Call N/R   166
9 0.000%, 1/01/51, 144A (7) No Opt. Call N/R   156
12 0.000%, 1/01/52, 144A (7) No Opt. Call N/R   189
11 0.000%, 1/01/53, 144A (7) No Opt. Call N/R   177
11 0.000%, 1/01/54, 144A (7) No Opt. Call N/R   162
11 0.000%, 1/01/55, 144A (7) No Opt. Call N/R   151
11 0.000%, 1/01/56, 144A (7) No Opt. Call N/R   141
579 0.000%, 7/01/56, 144A (7) 3/28 at 100.00 N/R   325,295
12 0.000%, 1/01/57, 144A (7) No Opt. Call N/R   147
11 0.000%, 1/01/58, 144A (7) No Opt. Call N/R   136
11 0.000%, 1/01/59, 144A (7) No Opt. Call N/R   127
11 0.000%, 1/01/60, 144A (7) No Opt. Call N/R   117
11 0.000%, 1/01/61, 144A (7) No Opt. Call N/R   109
11 0.000%, 1/01/62, 144A (7) No Opt. Call N/R   100
10 0.000%, 1/01/63, 144A (7) No Opt. Call N/R   93
10 0.000%, 1/01/64, 144A (7) No Opt. Call N/R   87
10 0.000%, 1/01/65, 144A (7) No Opt. Call N/R   81
11 0.000%, 1/01/66, 144A (7) No Opt. Call N/R   81
128 0.000%, 1/01/67, 144A (7) No Opt. Call N/R   885
Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public
Facilities Corporation, Second Tier Series 2018B:
27 0.000%, 1/01/46, 144A (7) No Opt. Call N/R   626
27 0.000%, 1/01/47, 144A (7) No Opt. Call N/R   575
26 0.000%, 1/01/48, 144A (7) No Opt. Call N/R   544
26 0.000%, 1/01/49, 144A (7) No Opt. Call N/R   512
26 0.000%, 1/01/50, 144A (7) No Opt. Call N/R   470
28 0.000%, 1/01/51, 144A (7) No Opt. Call N/R   491
727 1.000%, 7/01/51, 144A (7) 3/28 at 100.00 N/R   422,769
28 0.000%, 1/01/52, 144A (7) No Opt. Call N/R   455
28 0.000%, 1/01/53, 144A (7) No Opt. Call N/R   427
28 0.000%, 1/01/54, 144A (7) No Opt. Call N/R   401
27 0.000%, 1/01/55, 144A (7) No Opt. Call N/R   375
27 0.000%, 1/01/56, 144A (7) No Opt. Call N/R   354
27 0.000%, 1/01/57, 144A (7) No Opt. Call N/R   332
26 0.000%, 1/01/58, 144A (7) No Opt. Call N/R   310
26 0.000%, 1/01/59, 144A (7) No Opt. Call N/R   294
26 0.000%, 1/01/60, 144A (7) No Opt. Call N/R   275
25 0.000%, 1/01/61, 144A (7) No Opt. Call N/R   256
25 0.000%, 1/01/62, 144A (7) No Opt. Call N/R   241
25 0.000%, 1/01/63, 144A (7) No Opt. Call N/R   226
25 0.000%, 1/01/64, 144A (7) No Opt. Call N/R   215
24 0.000%, 1/01/65, 144A (7) No Opt. Call N/R   200
24 0.000%, 1/01/66, 144A (7) No Opt. Call N/R   183
314 0.000%, 1/01/67, 144A (7) No Opt. Call N/R   2,164
1,650 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A
8/23 at 100.00 BB+   1,659,207
3,845 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   3,358,492

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Appalachian Regional
Healthcare System Obligated Group, Series 2021A:
$ 585 4.000%, 7/01/46 1/31 at 100.00 BBB   $ 477,354
1,675 4.000%, 7/01/51 1/31 at 100.00 BBB   1,324,004
1,925 Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%,
1/01/45
1/30 at 100.00 A   1,772,771
14,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.750%, 12/01/42, 144A
12/27 at 100.00 N/R   12,217,380
5,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
4.000%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call Aa3   5,166,500
2,735 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   1,786,611
Public Finance Authority of Wisconsin, Revenue Bonds,
Sky Harbour LLC Obligated Group Aviation Facilities
Project, Series 2021:
2,655 4.000%, 7/01/36, (AMT) 7/28 at 100.00 N/R   2,271,061
3,225 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R   2,374,277
Public Finance Authority of Wisconsin, Senior Revenue
Bonds, Maryland Proton Treatment Center, Series
2018A-1:
1,360 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   836,400
4,065 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   2,499,975
1,000 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018B-2, 0.000%, 1/01/49 (5)
1/28 at 100.00 N/R   615,000
4,300 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   4,083,882
13,410 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A
6/26 at 100.00 BBB-   13,272,682
7,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   6,823,040
33,500 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D, 0.000%, 12/15/60 - AGM
Insured
12/30 at 29.95 AA   5,279,265
18,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32
5/23 at 100.00 A3   18,011,160
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project.
Series 2014:
1,880 5.250%, 10/01/39 5/23 at 102.00 N/R   1,679,291
1,000 5.375%, 10/01/44 5/23 at 102.00 N/R   881,190
3,500 5.500%, 10/01/49 5/23 at 102.00 N/R   3,088,400
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 4.000%, 4/01/39
4/27 at 100.00 AA   1,963,800
5,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 BBB+   5,009,100
435 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   440,085

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital,
Inc., Series 2014A:
$ 2,980 5.000%, 7/01/34 7/24 at 100.00 A   $ 3,045,918
2,100 4.350%, 7/01/36 4/23 at 100.00 A   2,100,336
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
3,175 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 3,202,368
275 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 277,371
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior
Housing Project, Series 2014:
5,000 5.000%, 12/01/34 5/23 at 102.00 N/R   4,737,050
4,435 5.000%, 12/01/44 5/23 at 102.00 N/R   3,753,651
4,225 5.250%, 12/01/49 5/23 at 102.00 N/R   3,635,781
5,757 Wisconsin Housing and Economic Development Authority,
Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-
Backed Securities Program, Pass Through Series 2017A, 2.690%,
7/01/47
10/26 at 100.00 Aaa   5,478,526
Total Wisconsin 128,918,554
Total Municipal Bonds (cost $4,691,072,249) 4,639,509,913
Shares Description (1) Value
X 55,405,601 COMMON STOCKS - 1.1%
X 55,405,601
Independent Power and Renewable Electricity Producers - 1.1%
719,217 Energy Harbor Corp (10),(11) $ 55,405,601
Total Independent Power and Renewable Electricity Producers 55,405,601
Total Common Stocks (cost $14,257,608) 55,405,601
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
26,193 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (12)
X 26,193
Hotels, Restaurants & Leisure - 0.0%
$ 26 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(8),(14)
7.500% N/A N/A 12/31/23 N/R $ 26,193
Total Hotels, Restaurants & Leisure 26,193
Total Variable Rate Senior Loan Interests (cost $26,193) 26,193

Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 1,120,018 CORPORATE BONDS - 0.0%
X 1,120,018
Independent Power And Renewable Electricity Producers - 0.0%
$ 3,620 Talen Energy Corp 0.000% 8/31/23 N/R $ 1,120,018
Total Independent Power And Renewable Electricity Producers 1,120,018
Total Corporate Bonds (cost $–) 1,120,018
Total Long-Term Investments (cost $4,705,356,050) 4,696,061,725
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  3.8%
X 182,000,000 MUNICIPAL BONDS - 3.8%
X 182,000,000
National - 3.8%
$ 110,000 JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate
Demand Obligations Series 2015/6 IIM, 4.300%, 3/20/24, (AMT),
(Mandatory Put 3/31/2023), 144A (15)
No Opt. Call AA $ 110,000,000
72,000 JPMorgan Chase Putters / Drivers Trust Various States, Variable Rate
Demand Obligations, Series 2015/6VMO, 4.300%, 12/01/24, (AMT),
(Mandatory Put 3/31/2023), 144A (15)
No Opt. Call AA 72,000,000
Total National 182,000,000
Total Short-Term Investments (cost $182,000,000) 182,000,000
Total Investments (cost $4,887,356,050 ) - 101.6% 4,878,061,725
Floating Rate Obligations - (3.2)% (155,465,000)
Other Assets & Liabilities, Net -   1.6% 76,474,397
Net Assets - 100% $ 4,799,071,122
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8) For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen All-American Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B,3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%,11/01/32. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by
Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Intermediate Duration Municipal Bond
Fund
Portfolio of Investments March 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
X
7,694,233,203 MUNICIPAL BONDS - 96.2%
X 7,694,233,203
Alabama - 2.2%
$ 7,630 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31 - AGM Insured, (AMT)
10/27 at 100.00 AA   $ 8,106,341
5,080 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/37
7/28 at 100.00 Aa3   5,103,622
2,880 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018B, 5.000%, 7/01/37
7/28 at 100.00 A1   3,068,035
6,665 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   6,674,064
3,615 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/01/25)
9/25 at 100.38 A1   3,595,913
6,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 5 Series 2020A-1, 4.000%, 10/01/49, (Mandatory Put
10/01/26)
7/26 at 100.65 A1   5,957,520
6,815 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 A-   6,609,868
7,865 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   7,740,418
3,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022F, 5.500%, 11/01/53, (Mandatory Put 12/01/28)
9/28 at 100.00 A2   3,167,820
5,345 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa1   5,270,117
4,920 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2022 Sub D-1, 4.000%, 7/01/52, (Mandatory Put 6/01/27)
3/27 at 100.17 Aa1   4,922,066
Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020:
1,045 5.000%, 8/01/26 - AGM Insured No Opt. Call AA   1,112,632
1,000 5.000%, 8/01/28 - AGM Insured No Opt. Call AA   1,100,790
1,000 5.000%, 8/01/30 - AGM Insured No Opt. Call AA   1,126,420
5,500 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   5,453,580
7,410 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   7,068,473
28,940 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   28,866,782
620 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%,
4/15/27
4/25 at 100.00 N/R   617,309
Montgomery Medical Clinic Board, Alabama, Health
Care Facility Revenue Bonds, Jackson Hospital & Clinic,
Series 2015:
3,555 5.000%, 3/01/24 No Opt. Call BB   3,604,379
2,235 5.000%, 3/01/25 No Opt. Call BB   2,249,617

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 1,725 5.000%, 3/01/26 No Opt. Call BB   $ 1,744,475
8,285 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   7,723,526
20,905 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   20,915,662
10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   9,725,300
1,820 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53,
(Mandatory Put 12/01/29)
9/29 at 100.10 A1   1,946,490
11,500 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   11,855,465
545 The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25
No Opt. Call N/R   539,316
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
6,498 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R   5,694,806
4,250 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   3,493,033
Total Alabama 175,053,839
Alaska - 0.0%
1,900 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.350%, 12/01/39
12/30 at 100.00 AA+   1,530,260
1,500 Alaska State, General Obligation Bonds, Series 2023A, 5.000%, 8/01/23 No Opt. Call AA-   1,511,145
Total Alaska 3,041,405
Arizona - 1.5%
980 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue
Bonds, Stimulus Plan for Economic and Educational Development,
Series 2020C. Forward Delivery, 5.000%, 8/01/26
No Opt. Call Aa3   1,063,182
Arizona State, Certificates of Participation, Refunding
Series 2019A:
5,630 5.000%, 10/01/26, (ETM) No Opt. Call Aa2  (4) 6,142,443
16,880 5.000%, 10/01/27, (ETM) No Opt. Call Aa2  (4) 18,858,336
21,410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A   21,308,945
2,485 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   2,475,209
5,130 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   5,192,073
6,500 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   6,813,170
19,740 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   20,694,034

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 775 Glendale Industrial Development Authority, Arizona, Revenue Bonds,
Midwestern University, Refunding Series 2020, 4.000%, 5/15/26
No Opt. Call AA   $ 806,380
890 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+   729,382
1,950 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+   1,856,049
Maricopa County Industrial Development Authority,
Arizona, Hospital Revenue Bonds, HonorHealth, Series
2021A:
450 5.000%, 9/01/27 No Opt. Call A+   490,311
720 5.000%, 9/01/28 No Opt. Call A+   797,450
5,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48, (Mandatory
Put 10/18/24)
No Opt. Call AA-   5,164,250
3,030 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.540%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA-   3,019,577
2,520 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 BBB+   2,249,680
Northern Arizona University, Revenue Bonds, SPEED -
Stimulus Plan Economic Educational Development Fund,
Refunding Series 2020B:
3,615 5.000%, 8/01/26 - AGM Insured No Opt. Call AA   3,896,573
4,220 5.000%, 8/01/27 - AGM Insured No Opt. Call AA   4,645,207
3,975 5.000%, 8/01/28 - AGM Insured No Opt. Call AA   4,454,703
430 Northern Arizona University, System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/23
No Opt. Call A+   431,479
Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D:
625 5.000%, 7/01/36 7/32 at 100.00 AAA   723,762
675 5.000%, 7/01/37 7/32 at 100.00 AAA   773,260
640 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26
No Opt. Call AAA   694,394
830 Regional Public Transportation Authority, Arizona, Transportation Excise
Tax Revenue Bonds, Maricopa County Public Transportation Fund
Series 2014, 5.250%, 7/01/23
No Opt. Call AA+   835,270
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
2,395 5.000%, 12/01/32 No Opt. Call A3   2,555,297
1,120 5.000%, 12/01/37 No Opt. Call A3   1,169,571
1,960 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-1.
TEMPS -85, 1.500%, 12/01/27
5/23 at 100.00 N/R   1,665,510
Total Arizona 119,505,497
Arkansas - 0.8%
3,140 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB   3,139,812

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas (continued)
$ 14,355 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 Ba2   $ 12,900,982
1,785 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 Ba2   1,643,824
11,415 Arkansas Development Finance Authority, Revenue Bonds, Baptist
Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44,
(Mandatory Put 9/01/27)
3/27 at 100.00 BBB+   12,135,172
1,000 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 5.000%, 12/01/33
12/23 at 100.00 A1   1,014,540
Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021:
2,305 2.000%, 6/01/29 12/26 at 100.00 Aa2   2,186,684
2,500 2.000%, 6/01/30 12/26 at 100.00 Aa2   2,338,975
2,905 2.000%, 6/01/31 12/26 at 100.00 Aa2   2,680,066
5,000 Little Rock, Arkansas, General Obligation Bonds, Capital Improvement
Series 2022A, 3.875%, 2/01/43
2/28 at 100.00 Aa1   5,006,400
Little Rock, Arkansas, Hotel and Restaurant Gross
Receipts Tax Bonds, Series 2014:
820 5.000%, 7/01/23 No Opt. Call A+   824,412
1,610 5.000%, 7/01/26 7/24 at 100.00 A+   1,656,368
1,490 5.000%, 7/01/28 7/24 at 100.00 A+   1,531,988
1,935 5.000%, 7/01/29 7/24 at 100.00 A+   1,989,528
1,005 5.000%, 7/01/30 7/24 at 100.00 A+   1,033,321
4,595 5.000%, 7/01/34 7/24 at 100.00 A+   4,725,039
Pulaski County Public Facilities Board, Arkansas,
Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,175 5.000%, 12/01/25 12/24 at 100.00 A   2,247,993
1,820 5.000%, 12/01/27 12/24 at 100.00 A   1,880,497
University of Arkansas, Fayetteville, Various Facilities
Revenue Bonds, Refunding & Improvement Series
2019A:
1,245 5.000%, 11/01/34 5/29 at 100.00 Aa2   1,396,641
1,260 5.000%, 11/01/35 5/29 at 100.00 Aa2   1,403,640
Total Arkansas 61,735,882
California - 4.1%
5,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   5,120,500
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds, Los Angeles
County Securitization Corporation, Series 2020A:
1,225 5.000%, 6/01/31 6/30 at 100.00 A   1,348,541
1,310 5.000%, 6/01/32 6/30 at 100.00 A   1,438,629
635 5.000%, 6/01/33 6/30 at 100.00 A-   696,506
10 4.000%, 6/01/34 6/30 at 100.00 A-   10,168
1,105 4.000%, 6/01/35 6/30 at 100.00 A-   1,115,033
1,575 4.000%, 6/01/36 6/30 at 100.00 A-   1,578,749
415 4.000%, 6/01/37 6/30 at 100.00 A-   412,937
2,460 4.000%, 6/01/38 6/30 at 100.00 A-   2,438,180
700 4.000%, 6/01/39 6/30 at 100.00 A-   689,871
965 4.000%, 6/01/40 6/30 at 100.00 A-   944,156

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,815 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A   $ 6,818,067
California Health Facilities Financing Authority, Revenue
Bonds, Children's Hospital Los Angeles, Series 2017A:
1,205 5.000%, 8/15/35 8/27 at 100.00 BBB+   1,272,130
1,345 5.000%, 8/15/36 8/27 at 100.00 BBB+   1,412,479
910 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA-   1,053,234
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
520 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (4) 551,257
725 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A1   757,139
14,726 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-2, 3.750%, 3/25/35
No Opt. Call AA+   14,616,868
2,910 California Housing Finance Agency, Municipal Certificate Revenue
Bonds, Class A Series 2021-3, 3.250%, 8/20/36 2021
No Opt. Call BBB   2,670,588
5,980 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   5,981,495
6,025 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020B-2, 3.000%,
10/01/47, (Mandatory Put 10/01/26)
4/26 at 101.17 AAA   6,102,180
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
5,950 3.250%, 12/31/32 - AGM Insured, (AMT) 6/28 at 100.00 AA   5,773,285
4,000 5.000%, 12/31/33, (AMT) 6/28 at 100.00 BBB-   4,202,800
5,000 5.000%, 12/31/34, (AMT) 6/28 at 100.00 BBB-   5,227,850
California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources
(Channelside) LP Desalination Project), Series 2023
(AMT):
2,590 5.000%, 7/01/34, (AMT), 144A 7/33 at 100.00 BBB   2,808,000
2,500 5.000%, 7/01/35, (AMT), 144A 7/33 at 100.00 BBB   2,682,150
2,500 5.000%, 7/01/36, (AMT), 144A 7/33 at 100.00 BBB   2,652,075
6,050 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 A-   5,999,241
24,490 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   24,376,611
12,330 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   12,152,325
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2014A:
5,425 5.250%, 12/01/29 12/24 at 100.00 BB+   5,577,280
7,285 5.250%, 12/01/34 12/24 at 100.00 BB+   7,452,191
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2016A:
1,500 5.000%, 12/01/27, 144A 6/26 at 100.00 BB+   1,553,040

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,695 5.000%, 12/01/31, 144A 6/26 at 100.00 BB+   $ 2,787,816
4,200 5.000%, 12/01/36, 144A 6/26 at 100.00 BB+   4,259,808
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2018A:
885 5.000%, 12/01/28, 144A 6/28 at 100.00 BB   926,365
2,530 5.000%, 12/01/33, 144A 6/28 at 100.00 BB+   2,616,501
3,790 5.250%, 12/01/38, 144A 6/28 at 100.00 BB+   3,891,837
915 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/25, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (4) 943,054
905 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   1,047,447
110 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   127,314
9 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/24 (6),(7)
1/22 at 100.00 N/R   9,263
2,520 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Variable Rate Demand Obligation
Series 2004M, 5.000%, 4/01/38, (Mandatory Put 11/01/29)
No Opt. Call AA-   2,916,648
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-1, 3.000%, 6/01/48, 144A
6/31 at 100.00 N/R   3,369,550
6,605 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.000%, 7/01/43, 144A
7/32 at 100.00 N/R   5,011,940
4,280 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-1, 2.650%, 12/01/46, 144A
12/31 at 100.00 N/R   3,291,149
5,145 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   3,454,507
El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020:
1,430 5.000%, 8/01/33 - AGM Insured 8/27 at 100.00 AA   1,576,060
2,200 5.000%, 8/01/34 - AGM Insured 8/27 at 100.00 AA   2,421,716
2,280 5.000%, 8/01/35 - AGM Insured 8/27 at 100.00 AA   2,497,307
8,715 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   885,183
4,125 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   4,319,370
1,300 Grant Joint Union High School District, Sacramento County, California,
General Obligation Bonds, Capital Appreciation Election 2006 Series
2008, 0.000%, 8/01/26 - AGM Insured
No Opt. Call A1   1,179,022
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
A & C, Series 2014C:
1,000 5.000%, 9/01/30 9/24 at 100.00 N/R   1,025,810
1,015 5.000%, 9/01/32 9/24 at 100.00 N/R   1,040,740
465 5.000%, 9/01/34 9/24 at 100.00 N/R   476,067

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,825 Lake Elsinore Redevelopment Agency, California, Special Tax Bonds,
Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 -
AGM Insured
5/23 at 100.00 AA   $ 1,827,044
2,015 Las Virgenes Unified School District, Los Angeles County, California,
General Obligation Bonds, 2006 Election, Series 2009B, 0.000%,
8/01/27
No Opt. Call Aa1   1,782,872
500 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Green Series
2023A, 4.125%, 5/15/43, (AMT) (WI/DD, Settling 5/11/23)
5/33 at 100.00 AA-   488,200
6,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2018D,
5.000%, 5/15/25, (AMT)
No Opt. Call AA-   6,244,200
7,415 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2022A,
5.000%, 5/15/26, (AMT)
No Opt. Call AA-   7,854,635
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2   5,060,000
Los Angeles, California, Special Tax Bonds, Community
Facilities District 4, Playa Vista Phase I, Series 2014:
1,060 5.000%, 9/01/24 No Opt. Call A+   1,093,040
1,240 5.000%, 9/01/25 9/24 at 100.00 A+   1,282,606
1,010 5.000%, 9/01/26 9/24 at 100.00 A+   1,047,451
400 Menifee Union School District Public Financing Authority, California,
Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 - BAM
Insured
9/25 at 100.00 AA   423,860
5,440 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/28 (8)
2/28 at 100.00 Aa1   6,073,706
11,480 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009A, 6.125%, 11/01/29
No Opt. Call A   12,553,724
9,140 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C, 6.125%, 11/01/29
No Opt. Call A   9,994,864
8,040 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 A1   9,449,894
4,085 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 0.000%, 8/01/23 - AGC Insured
No Opt. Call AA   4,043,905
5,355 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1,
Series 2011A, 0.000%, 8/01/34
No Opt. Call Aa2   3,715,085
2,410 Riverside County Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 -
AGM Insured
10/24 at 100.00 AA   2,423,424
Riverside County Redevelopment Agency, California,
Tax Allocation Bonds, Jurupa Valley Project Area, Series
2011B:
2,115 0.000%, 10/01/34 No Opt. Call A+   1,411,255
2,000 0.000%, 10/01/36 No Opt. Call A+   1,200,220
14,515 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   13,973,155
5,825 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A,
5.000%, 5/01/28, (AMT)
No Opt. Call A1   6,334,338

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Joaquin Hills Transportation Corridor Agency,
Orange County, California, Toll Road Revenue Bonds,
Refunding Senior Lien Series 2014A:
$ 5,075 5.000%, 1/15/29, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) $ 5,316,824
21,260 5.000%, 1/15/34, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 22,273,039
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
980 6.250%, 7/01/24, (ETM) No Opt. Call Baa2  (4) 1,006,186
1,635 6.250%, 7/01/24 No Opt. Call Baa2   1,678,769
2,030 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 - FGIC
Insured
No Opt. Call Aa3   2,010,471
3,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31
- AGC Insured
8/26 at 100.00 AA   3,337,260
Washington Township Health Care District, California,
Revenue Bonds, Refunding Series 2015A:
1,540 5.000%, 7/01/24 No Opt. Call Baa2   1,571,632
1,415 5.000%, 7/01/25 No Opt. Call Baa2   1,458,865
1,450 3.250%, 7/01/27 7/25 at 100.00 Baa2   1,424,176
1,435 3.500%, 7/01/28 7/25 at 100.00 Baa2   1,429,403
1,355 3.750%, 7/01/29 7/25 at 100.00 Baa2   1,358,699
2,500 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25
No Opt. Call AA-   2,694,375
Total California 331,397,206
Colorado - 2.6%
2,955 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R   2,389,561
Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A:
1,650 5.500%, 12/01/32 12/28 at 100.00 Aa1   1,918,009
1,250 5.500%, 12/01/33 12/28 at 100.00 Aa1   1,449,275
9,355 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29,
144A
5/23 at 103.00 N/R   9,264,163
1,115 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29
12/25 at 103.00 N/R   1,038,656
10,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017, 4.000%, 6/30/51, (AMT)
12/27 at 100.00 A   9,123,200
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Regis University Project, Refunding
Series 2016:
1,910 5.000%, 10/01/25 No Opt. Call Baa3   1,947,302
1,235 5.000%, 10/01/30 10/25 at 100.00 Baa3   1,258,403
1,715 3.125%, 10/01/31 10/25 at 100.00 Baa3   1,561,868
5,005 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39
11/29 at 100.00 AA   5,473,668
1,885 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/31
8/29 at 100.00 A-   2,070,748
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
4,010 5.000%, 8/01/25 No Opt. Call A-   4,174,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,045 5.000%, 8/01/30 8/29 at 100.00 A-   $ 2,254,204
5,000 5.000%, 8/01/31 8/29 at 100.00 A-   5,492,700
6,375 5.000%, 8/01/33 8/29 at 100.00 A-   6,953,404
12,305 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   12,717,464
35,215 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   36,948,987
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/40
12/27 at 103.00 A-   1,765,700
370 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.500%, 6/01/33, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 371,669
14,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, 3.125%, 9/01/42
9/26 at 100.00 Baa1   11,239,359
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
5,000 4.000%, 1/01/37 1/30 at 100.00 AA+   5,118,700
8,815 4.000%, 1/01/38 1/30 at 100.00 AA+   8,957,098
5,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.500%, 1/01/35, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+  (4) 5,409,922
2,755 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 2.125%, 11/01/42
5/30 at 100.00 AAA   2,018,506
6,510 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 2.000%, 5/01/42
5/30 at 100.00 AAA   4,706,339
1,500 Delta County Memorial Hospital District, Colorado, Enterprise Revenue
Bonds, Refunding Series 2010, 5.500%, 9/01/25
5/23 at 100.00 N/R   1,441,890
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022D:
1,705 5.750%, 11/15/34, (AMT) 11/32 at 100.00 AA-   2,056,025
830 5.750%, 11/15/35, (AMT) 11/32 at 100.00 AA-   990,838
15,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   15,493,200
10,270 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB-   10,117,593
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,500 5.000%, 12/01/31 12/26 at 100.00 Baa2   1,554,105
500 5.000%, 12/01/32 12/26 at 100.00 Baa2   516,640
645 5.000%, 12/01/33 12/26 at 100.00 Baa2   664,195
360 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series
2018A, 5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   363,092
1,850 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R   1,868,223
5,900 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   5,969,561

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,040 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
4.000%, 12/01/35, 144A
3/26 at 103.00 N/R   $ 884,551
3,945 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 7.750%, 12/01/42
12/27 at 81.99 N/R   2,207,030
380 Prairie Center Metropolitan District 7, Brighton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
4.125%, 12/15/36
12/25 at 103.00 N/R   334,909
750 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/36
10/26 at 102.00 N/R   630,855
Regional Transportation District, Colorado, Private
Activity Bonds, Denver Transit Partners Eagle P3 Project,
Series 2020A:
600 5.000%, 1/15/28 No Opt. Call A-   641,526
550 5.000%, 7/15/28 No Opt. Call A-   591,877
750 5.000%, 1/15/29 No Opt. Call A-   811,387
500 5.000%, 7/15/29 No Opt. Call A-   543,960
555 5.000%, 1/15/30 No Opt. Call A-   606,149
445 5.000%, 7/15/30 No Opt. Call A-   488,468
1,035 5.000%, 1/15/31 No Opt. Call A-   1,141,884
3,400 4.000%, 7/15/40 No Opt. Call A-   3,257,642
Riverwalk Metropolitan District 2, Glendale, Arapahoe
County, Colorado, Special Revenue Bonds, Series
2022A:
2,100 4.500%, 12/01/32 3/27 at 103.00 N/R   1,893,675
9,095 5.000%, 12/01/42 3/27 at 103.00 N/R   8,218,333
1,000 Spring Mesa Metropolitan District, Jefferson County, Colorado, General
Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 - AGC
Insured
12/25 at 100.00 AA   946,900
730 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/41
3/26 at 103.00 N/R   653,175
1,025 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.250%, 12/01/32
12/29 at 103.00 N/R   994,588
Total Colorado 211,505,746
Connecticut - 1.5%
3,140 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36
1/30 at 100.00 A+   3,144,176
1,965 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   2,034,070
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
2,665 4.000%, 7/01/34 7/29 at 100.00 BBB+   2,564,476
10,490 4.000%, 7/01/35 7/29 at 100.00 BBB+   10,041,028
5,000 4.000%, 7/01/36 7/29 at 100.00 BBB+   4,753,950
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1:
700 4.000%, 7/01/26 No Opt. Call BBB+   710,500
925 4.000%, 7/01/27 No Opt. Call BBB+   943,167
775 4.000%, 7/01/28 No Opt. Call BBB+   793,701
600 4.000%, 7/01/29 No Opt. Call BBB+   616,320

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 14,065 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2014A, 2.800%, 7/01/48, (Mandatory
Put 2/10/26)
No Opt. Call AAA   $ 13,995,238
5,640 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42, (Mandatory
Put 7/01/26)
No Opt. Call AAA   5,415,415
8,610 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory
Put 7/03/23)
No Opt. Call AAA   8,553,260
7,735 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   7,545,802
1,170 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 4.000%, 11/15/38
11/27 at 100.00 AAA   1,176,985
895 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA   850,903
1,540 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019E-1, 2.850%, 11/15/39
11/28 at 100.00 AAA   1,287,194
5,570 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.750%, 11/15/37
11/28 at 100.00 AAA   4,706,204
Connecticut Housing Finance Authority, Housing
Mortgage Finance Program Bonds, Series 2020A-1:
5,195 2.450%, 5/15/38 5/29 at 100.00 AAA   4,337,254
5,125 3.500%, 11/15/45 5/29 at 100.00 AAA   5,099,375
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020D-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   3,769,750
2,850 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-1, 2.350%, 11/15/40
5/30 at 100.00 AAA   2,184,268
10,700 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA   7,656,171
11,105 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.100%, 11/15/40
11/30 at 100.00 AAA   8,089,881
22,870 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41
11/30 at 100.00 AAA   17,340,263
1,790 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA   1,811,534
585 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/41
4/30 at 100.00 N/R   478,577
Total Connecticut 119,899,462
Delaware - 0.3%
18,440 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   16,904,870
1,000 Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical
Center Project, Series 2017A, 4.000%, 7/01/35
7/27 at 100.00 AA   1,023,450
3,995 Delaware Health Facilities Authority, Revenue Bonds, Nanticoke
Memorial Hospital, Series 2013, 5.000%, 7/01/28, (Pre-refunded
7/01/23)
7/23 at 100.00 AA-  (4) 4,017,772
Total Delaware 21,946,092

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 1.4%
$ 3,880 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30
4/23 at 100.00 BB-   $ 3,880,039
1,150 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A2   1,176,094
159,565 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/23 at 24.10 N/R   36,591,446
Metropolitan Washington Airports Authority, District
of Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital Improvement Projects, Refunding
First Senior Lien Series 2019A:
1,250 5.000%, 10/01/33 10/28 at 100.00 A   1,382,150
1,750 5.000%, 10/01/34 10/28 at 100.00 A   1,932,052
2,025 5.000%, 10/01/35 10/28 at 100.00 A   2,217,335
5,225 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A, 5.000%,
10/01/23, (AMT)
No Opt. Call AA-   5,269,935
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2014A:
5,000 5.000%, 10/01/29, (AMT) 10/24 at 100.00 AA-   5,097,400
2,595 5.000%, 10/01/31, (AMT) 10/24 at 100.00 AA-   2,642,514
1,910 5.000%, 10/01/32, (AMT) 10/24 at 100.00 AA-   1,944,170
15,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/34, (AMT)
10/24 at 100.00 AA-   15,226,950
4,915 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2015B, 5.000%, 10/01/35, (AMT)
10/25 at 100.00 AA-   5,061,565
5,560 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   5,929,128
8,300 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   8,955,617
Washington Metropolitan Area Transit Authority, District
of Columbia, Dedicated Revenue Bonds, Green Series
2021A:
2,820 5.000%, 7/15/27 No Opt. Call AA   3,126,647
6,910 4.000%, 7/15/34 7/31 at 100.00 AA   7,471,437
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25
No Opt. Call AA-   1,327,738
Total District of Columbia 109,232,217
Florida - 4.4%
11,195 Broward County School Board, Florida, Certificates of Participation,
Series 2022A, 5.000%, 7/01/26
No Opt. Call Aa3   12,062,724
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
10,000 5.000%, 10/01/34, (AMT) 10/25 at 100.00 A+   10,307,900
15,135 5.000%, 10/01/35, (AMT) 10/25 at 100.00 A+   15,553,634
3,215 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
2.250%, 9/01/29, (AMT)
No Opt. Call A1   3,072,800
Cape Coral, Florida, Utility Improvement Assessment
Bonds, Refunding Various Areas Series 2017:
885 2.250%, 9/01/23 - AGM Insured No Opt. Call AA   883,504
1,410 2.500%, 9/01/24 - AGM Insured No Opt. Call AA   1,404,628
1,230 2.750%, 9/01/25 - AGM Insured No Opt. Call AA   1,232,841
855 2.750%, 9/01/26 - AGM Insured No Opt. Call AA   860,891
545 3.000%, 9/01/27 - AGM Insured No Opt. Call AA   550,859

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Cape Coral, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2015:
$ 9,685 5.000%, 10/01/32 10/25 at 100.00 A+   $ 10,176,127
7,325 5.000%, 10/01/33 10/25 at 100.00 A+   7,691,030
4,195 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35,
144A
7/26 at 100.00 N/R   4,056,817
7,620 Central Florida Expressway Authority, Revenue Bonds, Refunding
Senior Lien Series 2021, 5.000%, 7/01/26 - AGM Insured
No Opt. Call AA   8,245,221
14,645 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   15,145,859
Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Hodges University, Refunding Series
2013:
485 4.750%, 11/01/23, (ETM) No Opt. Call N/R  (4) 490,510
1,860 6.000%, 11/01/33, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 1,894,614
370 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A, 5.000%, 6/15/27, 144A
6/26 at 100.00 N/R   369,970
1,155 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%,
6/15/35
6/27 at 100.00 BBB   1,170,847
30,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   27,720,900
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
24,240 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   24,000,266
44,460 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   42,027,149
30,650 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   28,574,382
14,850 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   14,665,563
25,965 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   26,170,643
Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016:
1,305 5.000%, 4/01/32 4/26 at 100.00 A   1,368,162
1,885 5.000%, 4/01/33 4/26 at 100.00 A   1,974,330
6,015 5.000%, 4/01/34 4/26 at 100.00 A   6,294,517
4,290 5.000%, 4/01/35 4/26 at 100.00 A   4,474,256
805 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2017-1, 3.600%, 7/01/37
1/27 at 100.00 Aaa   791,460
1,915 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 4.050%, 7/01/38
1/28 at 100.00 Aaa   1,883,345
4,470 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 3.000%, 7/01/39
7/28 at 100.00 Aaa   4,282,573
7,890 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 2.050%, 7/01/41
7/30 at 100.00 Aaa   5,692,004
1,465 Florida Municipal Power Agency, Power Supply Revenue Bonds, All
Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30
10/26 at 100.00 AA-   1,566,275

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,105 JEA, Florida, Electric System Revenue Bonds, Subordinated Series
Three 2020A, 5.000%, 10/01/27
No Opt. Call AA   $ 5,675,637
6,020 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35
4/25 at 100.00 A2   6,202,105
5,060 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 A2   5,272,419
Miami-Dade County Expressway Authority, Florida, Toll
System Revenue Bonds, Refunding Series 2014B:
2,830 5.000%, 7/01/24 No Opt. Call A   2,909,749
2,175 5.000%, 7/01/27 7/24 at 100.00 A   2,225,286
11,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 A2   11,098,120
7,645 Orange County Health Facilities Authority Revenue Bonds, Florida,
Presbyterian Retirement Communities Obligated Group Project,
Series 2023A, 4.000%, 8/01/36 (WI/DD, Settling 5/03/23)
8/30 at 103.00 A-   7,045,250
Orlando, Florida, Tourist Development Tax Revenue
Bonds, 6th Cent Contract Payments, Refunding Senior
Series 2017A:
4,000 5.000%, 11/01/32 - AGM Insured 11/27 at 100.00 AA   4,379,240
2,015 5.000%, 11/01/34 - AGM Insured 11/27 at 100.00 AA   2,206,344
1,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%,
10/01/49
10/29 at 100.00 BBB+   1,007,150
2,525 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, BRCH Corporation Obligated Group, Refunding
Series 2014, 5.000%, 12/01/31, (Pre-refunded 12/01/24)
12/24 at 100.00 N/R  (4) 2,621,329
4,200 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Series 2021B-1, 2.000%, 1/01/29
No Opt. Call BBB   3,532,578
Seminole County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, Galileo
Schools for Gifted Learning, Series 2021A:
315 4.000%, 6/15/36, 144A 6/31 at 100.00 Ba1   272,122
425 4.000%, 6/15/41, 144A 6/31 at 100.00 Ba1   349,257
4,840 South Florida Water Management District, Certificates of Participation,
Series 2015, 5.000%, 10/01/33
4/26 at 100.00 AA   5,135,482
1,700 Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34
9/30 at 86.77 A1   1,114,588
Total Florida 347,703,257
Georgia - 2.0%
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
11,070 5.000%, 1/01/27 1/24 at 100.00 AA-   11,257,526
4,350 5.000%, 1/01/29 1/24 at 100.00 AA-   4,423,210
7,075 5.000%, 1/01/30 1/24 at 100.00 AA-   7,188,059
1,625 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2013A, 1.500%, 1/01/40, (Mandatory Put 2/03/25)
No Opt. Call BBB+   1,548,901
3,670 Fulton County Residential Care Facilities Elderly Authority, Georgia,
Revenue Bonds, Canterbury Court Project Entrance Fee , Series
2021B. TEMPS-80, 2.250%, 10/01/28, 144A
10/23 at 100.00 N/R   3,090,911

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
$ 1,315 3.600%, 12/01/33 6/27 at 100.00 AAA   $ 1,292,750
1,235 3.850%, 12/01/38 6/27 at 100.00 AAA   1,222,761
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A:
2,940 3.050%, 12/01/34 6/28 at 100.00 AAA   2,796,469
4,000 3.350%, 12/01/39 6/28 at 100.00 AAA   3,655,720
8,285 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AAA   7,110,187
4,250 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A, 2.400%, 12/01/41
12/30 at 100.00 AAA   3,261,450
960 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A, 4.150%, 12/01/38
6/32 at 100.00 AAA   982,262
5,765 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Sub Series 2015A-1, 3.700%, 12/01/35
12/24 at 100.00 AAA   5,623,008
Georgia Ports Authority, Revenue Bonds, Series 2022:
3,000 5.000%, 7/01/34 7/32 at 100.00 AA   3,608,610
3,375 5.000%, 7/01/35 7/32 at 100.00 AA   4,021,076
1,475 5.000%, 7/01/36 7/32 at 100.00 AA   1,739,350
17,500 Gwinnett County School District, Georgia, General Obligation Bonds,
Sales Tax Series 2022B, 5.000%, 8/01/25
No Opt. Call AAA   18,537,400
26,605 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   26,752,392
6,990 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   6,990,349
10,650 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   10,419,215
3,250 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   3,379,253
18,400 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   17,555,256
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023A, 5.000%, 6/01/53, (Mandatory Put 6/01/30)
3/30 at 100.20 A3   10,438,000
4,800 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 Aa1   5,083,440
Total Georgia 161,977,555
Guam - 0.1%
4,070 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 A-  (4) 4,097,066
Total Guam 4,097,066
Hawaii - 0.8%
10,780 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2019, 3.200%, 7/01/39
7/29 at 100.00 A-   9,181,434
10,185 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Series 2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   9,981,911

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
Hawaii Department of Budget and Finance, Special
Purpose Revenue Bonds, Queens Health Systems, Series
2015A:
$ 5,515 5.000%, 7/01/26 7/25 at 100.00 AA   $ 5,795,658
4,510 5.000%, 7/01/27 7/25 at 100.00 AA   4,741,363
7,825 5.000%, 7/01/28 7/25 at 100.00 AA   8,225,562
9,180 5.000%, 7/01/29 7/25 at 100.00 AA   9,646,069
15,425 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   15,297,435
Total Hawaii 62,869,432
Idaho - 0.4%
560 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32, (AMT)
9/25 at 100.00 A2   562,514
2,205 Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities
Project, Series 2021B, 4.000%, 9/01/46, (AMT)
9/31 at 100.00 A1   2,080,395
2,540 Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities
Project, Refunding Series 2021A, 5.000%, 9/01/46
9/31 at 100.00 A1   2,752,115
1,100 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A   1,100,880
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A,
5.000%, 7/01/39, 144A
7/26 at 100.00 BBB-   1,020,110
950 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2019C, 2.900%, 7/01/39
1/29 at 100.00 Aa1   865,270
12,005 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   11,839,211
14,190 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   10,380,269
Total Idaho 30,600,764
Illinois - 10.3%
900 Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev
Project, Senior Lien Series 2016, 4.000%, 1/01/24
5/23 at 100.00 N/R   894,492
4,700 Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A,
5.000%, 12/01/34
12/24 at 100.00 BBB   4,738,352
Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2013A:
2,800 0.000%, 1/01/30, (Pre-refunded 7/01/23) 7/23 at 72.73 A2  (4) 2,022,636
2,550 0.000%, 1/01/31, (Pre-refunded 7/01/23) 7/23 at 68.95 A2  (4) 1,746,291
2,760 0.000%, 1/01/32, (Pre-refunded 7/01/23) 7/23 at 65.29 A2  (4) 1,789,750
4,000 0.000%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 61.69 A2  (4) 2,450,960
Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016:
440 2.350%, 3/01/24 - BAM Insured No Opt. Call AA   436,845
944 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA   943,217
1,030 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA   1,034,645
951 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA   952,835
Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016:
603 2.350%, 3/01/24 - BAM Insured No Opt. Call AA   598,677
932 2.700%, 3/01/26 - BAM Insured 3/25 at 100.00 AA   931,226
1,395 2.900%, 3/01/28 - BAM Insured 3/25 at 100.00 AA   1,401,292
1,423 3.050%, 3/01/30 - BAM Insured 3/25 at 100.00 AA   1,425,746

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 29,585 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   $ 31,134,662
Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017:
1,860 5.000%, 4/01/33 4/27 at 100.00 A   1,919,297
1,000 5.000%, 4/01/42 4/27 at 100.00 A   1,006,740
1,150 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37
4/28 at 100.00 A   1,183,787
10,900 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   11,898,985
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125 5.000%, 12/01/27 No Opt. Call BB+   3,263,375
12,385 5.000%, 12/01/30 12/27 at 100.00 BB+   12,861,203
2,600 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31
12/27 at 100.00 BB+   2,697,916
2,700 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   2,780,568
8,925 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36
12/27 at 100.00 BB+   9,094,932
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/35
12/28 at 100.00 BB+   1,533,240
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018C:
2,885 5.000%, 12/01/23 No Opt. Call BB+   2,903,031
2,300 5.000%, 12/01/24 No Opt. Call BB+   2,338,640
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860 0.000%, 12/01/25 No Opt. Call BB+   1,685,532
2,545 0.000%, 12/01/26 No Opt. Call BB+   2,222,676
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   21,260,693
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2021A:
1,000 5.000%, 12/01/33 12/30 at 100.00 BB+   1,049,860
5,300 5.000%, 12/01/36 12/30 at 100.00 BB+   5,428,101
5,950 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   6,182,645
Chicago, Illinois, General Airport Revenue Bonds,
O'Hare International Airport, Refunding Senior Lien
Series 2015A:
5,720 5.000%, 1/01/33 1/25 at 100.00 A+   5,847,442
4,225 5.000%, 1/01/34 1/25 at 100.00 A+   4,315,246
Chicago, Illinois, General Airport Revenue Bonds,
O'Hare International Airport, Senior Lien Series 2018B:
2,500 5.000%, 1/01/36 1/29 at 100.00 A+   2,746,575
3,000 5.000%, 1/01/37 1/29 at 100.00 A+   3,266,340
4,000 5.000%, 1/01/38 1/29 at 100.00 A+   4,320,960
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A, 4.500%, 1/01/48
1/31 at 100.00 A+   1,001,110
3,320 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.250%, 1/01/38
1/32 at 100.00 BBB+   3,567,606

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 17,865 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB+   $ 19,100,365
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
7,600 5.000%, 1/01/24 No Opt. Call BBB+   7,679,496
4,440 5.000%, 1/01/25 No Opt. Call BBB+   4,543,763
2,045 5.000%, 1/01/26 No Opt. Call BBB+   2,117,904
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
3,330 5.000%, 1/01/27 1/24 at 100.00 A   3,361,868
9,985 5.000%, 1/01/28 1/24 at 100.00 A   10,074,965
1,525 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%,
12/01/24
12/23 at 100.00 A+   1,537,139
6,075 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/26
No Opt. Call AA-   6,551,159
3,440 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%,
11/15/41
11/30 at 100.00 AA-   3,409,659
4,010 DuPage County School District 58 Downers Grove, Illinois, General
Obligation Bonds,  School Series 2022, 5.250%, 12/15/39
12/32 at 100.00 Aa1   4,608,934
Effingham and Clay Counties Community Unit School
District Number 40, Effingham,  Illinois, General
Obligation Bonds, School Series 2019A:
1,000 4.000%, 12/01/30 - BAM Insured 12/27 at 100.00 AA   1,062,290
1,000 4.000%, 12/01/34 - BAM Insured 12/27 at 100.00 AA   1,044,290
1,395 4.000%, 12/01/35 - BAM Insured 12/27 at 100.00 AA   1,448,889
1,455 4.000%, 12/01/36 - BAM Insured 12/27 at 100.00 AA   1,499,319
500 Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding
Series 2017, 2.800%, 3/01/25 - BAM Insured
No Opt. Call AA   499,755
Huntley, Illinois, Special Tax Bonds, Special Service Area
9, Refunding Series 2017:
922 2.600%, 3/01/24 - BAM Insured No Opt. Call AA   917,998
1,020 3.000%, 3/01/26 - BAM Insured No Opt. Call AA   1,028,956
1,050 3.150%, 3/01/27 - BAM Insured 3/26 at 100.00 AA   1,067,325
6,815 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-2, 4.000%, 11/01/30
No Opt. Call AA   6,949,801
7,480 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2008A-3, 5.000%, 11/01/30
No Opt. Call AA   7,941,142
1,240 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Refunding Series 2014, 5.000%, 8/01/23
No Opt. Call AA   1,248,891
8,500 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   8,668,555
6,400 Illinois Finance Authority, Revenue Bonds, Ann & Robert H. Lurie
Children's Hospital of Chicago, Refunding Series 2017, 4.000%,
8/15/39
8/27 at 100.00 AA   6,296,960
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago,
Series 2016, 5.000%, 3/01/30
3/26 at 100.00 AA   2,126,680
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
2,290 3.625%, 2/15/32 2/27 at 100.00 AA+   2,332,136
10,000 3.750%, 2/15/34 2/27 at 100.00 AA+   10,181,100
30,010 4.000%, 2/15/41 2/27 at 100.00 AA+   29,288,559
70 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 73,820
1,505 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (4) 1,587,128

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
$ 475 5.000%, 9/01/26, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) $ 490,608
1,205 5.000%, 9/01/27, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 1,244,596
775 5.000%, 9/01/29, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 800,467
2,450 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 2,530,507
3,015 4.625%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 3,098,546
7,055 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 7,286,827
Illinois Finance Authority, Revenue Bonds, Memorial
Health System, Series 2019:
2,505 5.000%, 4/01/31 4/29 at 100.00 A+   2,736,988
1,300 5.000%, 4/01/32 4/29 at 100.00 A+   1,414,985
4,500 5.000%, 4/01/34 4/29 at 100.00 A+   4,858,425
7,610 5.000%, 4/01/36 4/29 at 100.00 A+   8,080,602
5,395 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/24
No Opt. Call A   5,556,472
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
2,370 5.000%, 7/01/33, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3  (4) 2,562,159
3,170 5.000%, 7/01/34, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3  (4) 3,427,024
5,000 5.000%, 7/01/35, (Pre-refunded 7/01/26) 7/26 at 100.00 Aa3  (4) 5,405,400
Illinois Finance Authority, Revenue Bonds, OSF
Healthcare System, Series 2015A:
1,000 5.000%, 11/15/27 11/25 at 100.00 A   1,051,680
1,890 5.000%, 11/15/28 11/25 at 100.00 A   1,983,423
2,000 5.000%, 11/15/29 11/25 at 100.00 A   2,093,160
1,000 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 5.500%, 7/01/28
7/23 at 100.00 A   1,002,160
2,950 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2007, 5.400%, 4/01/27
5/23 at 100.00 B   2,904,334
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
2,215 5.000%, 8/15/35 8/25 at 100.00 A3   2,274,052
5,000 5.000%, 8/15/44 8/25 at 100.00 A3   5,013,550
Illinois FInance Authority, Revenue Bonds, Southern
Illinois Healthcare Enterprises, Inc., Refunding Series
2017C:
1,160 5.000%, 3/01/32 3/27 at 100.00 AA-   1,229,704
2,750 5.000%, 3/01/33 3/27 at 100.00 AA-   2,911,755
1,650 5.000%, 3/01/34 3/27 at 100.00 AA-   1,743,390
1,815 4.000%, 3/01/35 3/27 at 100.00 AA-   1,841,499
3,125 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 AA-   3,398,063
3,275 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   3,417,200
21,355 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 2.150%, 10/01/41
4/30 at 100.00 Aaa   15,357,021
560 Illinois Housing Development Authority, Revenue Bonds, Series 2019D,
2.950%, 10/01/39
4/29 at 100.00 Aaa   555,974
Illinois State, General Obligation Bonds, February Series
2014:
5,815 5.000%, 2/01/24 No Opt. Call A-   5,907,517
4,985 5.000%, 2/01/25 2/24 at 100.00 A-   5,057,033
4,675 5.000%, 2/01/26 2/24 at 100.00 A-   4,738,767
6,275 5.000%, 2/01/27 2/24 at 100.00 A-   6,356,387

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, June Series
2016:
$ 1,000 5.000%, 6/01/28 6/26 at 100.00 A-   $ 1,059,000
3,020 3.500%, 6/01/29 6/26 at 100.00 A-   3,040,113
Illinois State, General Obligation Bonds, May Series
2014:
1,500 5.000%, 5/01/27 5/24 at 100.00 A-   1,525,290
1,000 5.000%, 5/01/28 5/24 at 100.00 A-   1,015,960
1,800 5.000%, 5/01/32 5/24 at 100.00 A-   1,825,110
12,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/26
No Opt. Call A-   13,047,290
5,125 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 A-   5,549,555
Illinois State, General Obligation Bonds, November
Series 2017D:
26,200 5.000%, 11/01/23 No Opt. Call A-   26,491,868
3,865 5.000%, 11/01/25 No Opt. Call A-   4,058,211
3,590 3.250%, 11/01/26 No Opt. Call A-   3,615,489
10,270 5.000%, 11/01/26 No Opt. Call A-   10,983,252
22,550 5.000%, 11/01/27 No Opt. Call A-   24,490,653
2,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 A-   2,225,340
4,000 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/26
No Opt. Call A-   4,232,560
3,250 Illinois State, General Obligation Bonds, Refunding March Series
2021C, 4.000%, 3/01/24
No Opt. Call A-   3,278,048
1,600 Illinois State, General Obligation Bonds, Refunding September Series
2018B, 5.000%, 10/01/32
10/28 at 100.00 A-   1,746,224
Illinois State, General Obligation Bonds, Series 2013:
5,910 5.500%, 7/01/25 7/23 at 100.00 A-   5,939,255
2,905 5.500%, 7/01/26 7/23 at 100.00 A-   2,919,670
2,130 5.500%, 7/01/27 7/23 at 100.00 A-   2,140,501
7,770 5.250%, 7/01/29 7/23 at 100.00 A-   7,802,090
4,110 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 1/01/33
5/23 at 100.00 AA-   4,115,672
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Refunding Senior Lien Series 2016A:
6,880 5.000%, 12/01/31 1/26 at 100.00 AA-   7,270,853
6,990 5.000%, 12/01/32 1/26 at 100.00 AA-   7,369,836
14,785 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2018A, 5.000%, 1/01/26
No Opt. Call AA-   15,800,138
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2014B:
11,000 5.000%, 1/01/36 1/24 at 100.00 AA-   11,123,970
7,260 5.000%, 1/01/37 1/24 at 100.00 AA-   7,339,715
9,715 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014C, 5.000%, 1/01/36
1/25 at 100.00 AA-   10,006,741
11,670 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   11,872,124
10,265 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call A-   10,912,208

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Kane County Community Unit School District 304
Geneva, Illinois, General Obligation Bonds, Series
2007A:
$ 3,940 9.000%, 1/01/25 - AGM Insured No Opt. Call AA+   $ 4,364,062
1,220 9.000%, 1/01/25, (ETM) No Opt. Call AA  (4) 1,350,857
Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016:
5,020 5.000%, 2/01/34 2/26 at 100.00 AA-   5,303,379
3,465 5.000%, 2/01/35 2/26 at 100.00 AA-   3,648,091
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,140 5.000%, 12/01/24 - BAM Insured No Opt. Call AA   1,179,353
1,485 5.000%, 12/01/30 - BAM Insured 12/26 at 100.00 AA   1,613,096
1,165 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA   1,265,073
1,645 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 AA   1,785,105
1,725 5.000%, 12/01/33 - BAM Insured 12/26 at 100.00 AA   1,864,380
1,815 5.000%, 12/01/34 - BAM Insured 12/26 at 100.00 AA   1,956,407
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,845 4.000%, 12/01/27 No Opt. Call Aa2   1,962,471
1,925 4.000%, 12/01/28 12/27 at 100.00 Aa2   2,052,531
1,560 4.000%, 12/01/29 12/27 at 100.00 Aa2   1,665,987
Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series
2017A:
2,430 5.000%, 12/01/28 12/25 at 100.00 AA   2,581,389
2,500 5.000%, 12/01/29 12/25 at 100.00 AA   2,655,750
1,500 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/31 - AGM Insured
11/26 at 100.00 AA   1,617,330
4,360 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42
12/31 at 100.00 A   4,028,553
1,905 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/51
No Opt. Call A   418,205
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2017B:
1,810 0.000%, 12/15/37 (8) No Opt. Call A   1,189,876
9,045 0.000%, 12/15/42 (8) 6/38 at 100.00 A   5,703,144
6,000 0.000%, 12/15/47 (8) 6/38 at 100.00 A   3,680,700
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42
12/30 at 100.00 A   1,026,260
28,550 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29
- NPFG Insured
No Opt. Call A   22,333,523
Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018:
400 3.100%, 3/01/26 - BAM Insured No Opt. Call AA   403,844
455 3.200%, 3/01/27 - BAM Insured No Opt. Call AA   462,917
321 3.300%, 3/01/28 - BAM Insured 3/27 at 100.00 AA   327,330
554 3.450%, 3/01/30 - BAM Insured 3/27 at 100.00 AA   564,465
440 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29
1/26 at 100.00 N/R   419,549

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
$ 325 5.000%, 10/01/27 - BAM Insured No Opt. Call AA   $ 350,672
650 5.000%, 10/01/28 - BAM Insured No Opt. Call AA   710,586
2,270 Peroia Public Building Commission, Illinois, School District Facility
Revenue Bonds, Peoria County School District 150 Project, Series
2011, 0.000%, 12/01/24
No Opt. Call A   2,137,795
1,491 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/29 - AGM
Insured
3/24 at 100.00 AA   1,513,857
Railsplitter Tobacco Settlement Authority, Illinois,
Tobacco Settlement Revenue Bonds, Series 2017:
3,940 5.000%, 6/01/25 No Opt. Call A   4,111,744
5,135 5.000%, 6/01/26 No Opt. Call A   5,480,637
3,030 5.000%, 6/01/27 6/26 at 100.00 A   3,236,828
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4,
Refunding Series 2017:
1,283 3.700%, 3/01/29 - BAM Insured 3/27 at 100.00 AA   1,324,864
1,073 3.800%, 3/01/30 - BAM Insured 3/27 at 100.00 AA   1,103,838
1,897 4.000%, 3/01/33 - BAM Insured 3/27 at 100.00 AA   1,976,902
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
2,425 5.000%, 1/01/36 1/30 at 100.00 AA-   2,632,507
2,435 5.000%, 1/01/37 - BAM Insured 1/30 at 100.00 AA   2,651,058
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Memorial Group, Inc., Series
2013:
2,565 7.125%, 11/01/43, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 2,625,662
2,415 7.625%, 11/01/48, (Pre-refunded 11/01/23) 11/23 at 100.00 N/R  (4) 2,478,949
2,880 Southwestern Illinois Development Authority, Local Government
Program Revenue Bonds, Southwestern Illinois Flood District Council
Project, Series 2016B, 4.000%, 10/15/40
10/25 at 100.00 A1   2,874,758
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
950 4.000%, 4/15/34 4/30 at 100.00 AA-   1,009,536
1,225 4.000%, 10/15/35 4/30 at 100.00 AA-   1,271,011
Springfield, Illinois, Electric Revenue Bonds, Refunding
Senior Lien Series 2015:
7,805 5.000%, 3/01/33 3/25 at 100.00 A   8,022,603
13,960 5.000%, 3/01/34 - AGM Insured 3/25 at 100.00 AA   14,443,295
11,330 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 AA   11,698,792
Will and Kendall Counties Community Consolidated
School District 202 Plainfield, Illinois, General Obligation
Bonds, Series 2016C:
3,295 5.000%, 1/01/24 No Opt. Call Aa2   3,349,631
4,215 5.000%, 1/01/25 No Opt. Call Aa2   4,372,641
5,675 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Capital Appreciation Refunding School
Series 2013B, 0.000%, 1/01/30
No Opt. Call A2   4,458,280
5,000 Will County, Illinois, General Obligation Bonds, Alternate Revenue
Source, Series 2016, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 AA+  (4) 5,294,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Winnebago-Boone Counties School District 205
Rockford, Illinois, General Obligation Bonds, Series
2013:
$ 4,070 0.000%, 2/01/25 No Opt. Call AA-   $ 3,828,893
3,855 0.000%, 2/01/26 No Opt. Call AA-   3,517,187
Total Illinois 822,154,436
Indiana - 2.6%
6,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   6,010,860
3,500 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Indianapolis Project, Series 2017, 5.000%, 10/01/43
4/27 at 100.00 BBB   3,549,035
3,070 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2020A, 0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   2,763,737
6,750 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2021B, 1.400%, 8/01/29, (Mandatory Put 8/01/26)
8/26 at 100.00 A2   6,009,323
2,375 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A, 4.125%, 12/01/26
No Opt. Call BB-   2,324,769
6,130 Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health,
Series 2019B, 2.100%, 11/01/49, (Mandatory Put 11/01/26)
5/26 at 100.00 A-   5,986,987
Indiana Finance Authority, Hospital Revenue Bonds,
Major Hospital Project, Series 2014A:
1,130 3.500%, 10/01/26, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 1,134,543
500 5.000%, 10/01/29, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 505,720
4,260 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.250%, 2/01/37
8/25 at 100.00 AA+   4,434,234
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2014A:
650 5.000%, 10/01/23 No Opt. Call AA   657,566
735 5.000%, 10/01/24 No Opt. Call AA   761,210
1,580 5.000%, 10/01/25 10/24 at 100.00 AA   1,633,278
1,710 5.000%, 10/01/26 10/24 at 100.00 AA   1,767,661
10,000 5.000%, 10/01/40 10/24 at 100.00 AA   10,260,400
1,470 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   1,120,228
11,335 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41
7/30 at 100.00 Aaa   8,284,298
Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Series 2013A:
2,900 5.250%, 1/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A+  (4) 2,918,270
2,505 5.250%, 1/01/34, (Pre-refunded 7/01/23) 7/23 at 100.00 A+  (4) 2,520,781
4,355 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/30, (AMT)
1/24 at 100.00 A1   4,395,719
Indianapolis Local Public Improvement Bond Bank,
Indiana, Airport Authority Project Revenue Bonds,
Refunding Series 2019D:
7,620 5.000%, 1/01/27, (AMT) No Opt. Call A1   8,079,715
9,210 5.000%, 1/01/29, (AMT) No Opt. Call A1   10,059,346
5,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/23 - NPFG Insured
No Opt. Call AA   5,031,100

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2013A:
$ 7,910 5.250%, 8/15/28 8/23 at 100.00 AA   $ 7,986,727
10,000 5.250%, 8/15/29 8/23 at 100.00 AA   10,097,000
Indianapolis, Indiana, Gas Utility Distribution System
Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,530 5.000%, 8/15/26 No Opt. Call AA   13,581,016
6,830 5.000%, 8/15/27 No Opt. Call AA   7,574,948
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
520 5.000%, 10/01/27 10/24 at 100.00 A+   537,768
730 5.000%, 10/01/28 10/24 at 100.00 A+   755,054
1,035 5.000%, 10/01/29 10/24 at 100.00 A+   1,070,521
1,360 5.000%, 10/01/31 10/24 at 100.00 A+   1,406,471
1,215 5.000%, 10/01/33 10/24 at 100.00 A+   1,256,699
Lake County Building Corporation, Indiana, First
Mortgage Bonds, Series 2012:
500 5.000%, 8/01/23 5/23 at 100.00 N/R   500,150
500 5.000%, 2/01/24 5/23 at 100.00 N/R   500,180
33,040 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital
Project, Refunding Series 2018B, 5.000%, 1/01/36
1/27 at 100.00 A-   34,361,930
Southwest Allen Multi School Building Corporation,
Allen County, Indiana, First Mortgage Bonds, Series
2020:
675 4.000%, 7/15/24 No Opt. Call AA+   686,461
575 4.000%, 1/15/25 No Opt. Call AA+   589,220
Vanderburgh County,Indiana, Redevelopment District
Tax Increment Revenue bonds, Refunding Series 2014:
1,040 5.000%, 2/01/25 8/24 at 100.00 A   1,072,063
1,000 5.000%, 2/01/26 8/24 at 100.00 A   1,030,160
1,805 5.000%, 2/01/27 8/24 at 100.00 A   1,858,248
1,800 5.000%, 2/01/29 8/24 at 100.00 A   1,853,100
2,700 5.000%, 2/01/31 8/24 at 100.00 A   2,779,650
29,585 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds,
BP Products North America Inc. Project, Refunidng Series 2019A,
5.000%, 12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   30,269,893
Total Indiana 209,976,039
Iowa - 1.1%
1,865 Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan
Notes Series 2021A, 5.000%, 6/01/27
No Opt. Call AA+   2,062,131
4,835 Des Moines, Iowa, General Obligation Bonds, Series 2021F, 5.000%,
6/01/26
No Opt. Call AA+   5,224,411
Iowa Finance Authority, Healthcare Revenue Bonds,
Genesis Health System, Series 2013A:
8,670 5.000%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 A1  (4) 8,716,211
6,840 5.000%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 A1  (4) 6,876,457
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
2,955 4.000%, 12/01/50, (Mandatory Put 12/01/32) 12/29 at 103.00 BBB-   2,880,830
1,940 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   1,923,083
2,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.600%, 7/01/37
1/29 at 100.00 AAA   1,743,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa (continued)
$ 11,460 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 3.750%, 1/01/50
7/29 at 100.00 AAA   $ 11,474,783
7,400 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.200%, 7/01/41
7/30 at 100.00 AAA   5,424,126
2,250 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.100%, 7/01/38
1/31 at 100.00 AAA   1,731,353
12,000 Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series
2013, 5.000%, 8/01/32
8/23 at 100.00 AAA   12,091,440
8,395 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   8,299,213
Iowa Tobacco Settlement Authority, Tobacco Settlement
Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
800 5.000%, 6/01/27 No Opt. Call A   842,064
2,325 5.000%, 6/01/29 No Opt. Call A   2,496,538
1,600 5.000%, 6/01/30 No Opt. Call A   1,729,280
1,605 5.000%, 6/01/31 No Opt. Call A   1,744,298
1,610 5.000%, 6/01/32 6/31 at 100.00 A   1,743,904
1,000 5.000%, 6/01/33 6/31 at 100.00 A-   1,079,050
8,000 PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas Project
Revenue Bonds, Series 2019, 5.000%, 9/01/49, (Mandatory Put
9/01/26)
6/26 at 100.62 A   8,162,720
2,785 University of Iowa Facilities Corporation, Revenue Bonds, Refunding
Series 2021, 5.000%, 6/01/25
No Opt. Call Aa1   2,933,301
Total Iowa 89,179,093
Kansas - 0.7%
14,655 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993A, 2.950%, 12/01/23
5/23 at 101.00 A+   14,631,845
16,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
5/23 at 101.00 A+   15,974,720
7,950 Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B, 5.000%, 9/01/30
9/25 at 100.00 AA   8,405,853
9,805 Kansas Development Finance Authority, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54,
(Mandatory Put 11/15/31)
No Opt. Call AA   11,316,343
1,555 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/23
No Opt. Call A   1,567,953
2,400 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,308,728
Total Kansas 54,205,442
Kentucky - 1.6%
Ashland, Kentucky, Medical Center Revenue Bonds,
Ashland Hospital Corporation d/b/a King's Daughters
Medical Center Project, Refunding Series 2019:
110 4.000%, 2/01/33 2/30 at 100.00 A-   111,130
500 4.000%, 2/01/34 2/30 at 100.00 A-   503,730
180 4.000%, 2/01/35 2/30 at 100.00 A-   180,682
1,110 4.000%, 2/01/36 2/30 at 100.00 A-   1,092,251

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 3,000 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A1   $ 2,410,020
21,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32,
(AMT)
6/31 at 100.00 A1   18,035,584
1,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.375%, 2/01/36
2/26 at 100.00 BBB-   1,036,280
3,200 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 Baa2   3,250,944
1,190 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Medical Health System, Series 2015A, 4.500%,
6/01/46
6/25 at 100.00 Baa2   1,115,292
2,465 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call A-   2,700,703
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,320 5.000%, 7/01/26, (AMT) 7/24 at 100.00 A+   1,343,060
3,280 5.000%, 7/01/28, (AMT) 7/24 at 100.00 A+   3,329,430
3,000 Louisville/Jefferson County Metro Government, Kentucky, Health
System Revenue Bonds, Norton Healthcare Inc, Series 2013A,
5.750%, 10/01/42
10/23 at 100.00 A+   3,028,920
6,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 A1   4,931,340
Murray, Kentucky, Hospital Facilities Revenue Bonds,
Murray-Calloway County Public Hospital Corporation
Project, Refunding Series 2016:
1,005 5.000%, 8/01/25 No Opt. Call BBB   1,031,472
1,060 5.000%, 8/01/26 No Opt. Call BBB   1,100,969
1,110 5.000%, 8/01/27 8/26 at 100.00 BBB   1,155,221
1,165 5.000%, 8/01/28 8/26 at 100.00 BBB   1,212,637
1,230 5.000%, 8/01/29 8/26 at 100.00 BBB   1,278,277
2,935 5.000%, 8/01/37 8/26 at 100.00 BBB   2,989,063
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
5,070 4.000%, 2/01/26 No Opt. Call Aa2   5,281,216
3,820 4.000%, 2/01/27 No Opt. Call Aa2   4,036,174
15,000 Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2019A, 2.450%,
6/01/39, (Mandatory Put 10/01/29)
No Opt. Call A   13,897,050
3,140 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   3,144,145
26,835 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   26,824,534
5,075 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019A-1, 4.000%, 12/01/49, (Mandatory Put 6/01/25)
3/25 at 100.29 A1   5,052,975
2,725 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   2,691,046
4,750 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   4,009,998

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
University of Kentucky, General Receipts Bonds, Series
2018A:
$ 1,350 3.000%, 10/01/34 4/26 at 100.00 AA+   $ 1,326,483
5,000 3.125%, 10/01/37 4/26 at 100.00 AA+   4,649,400
1,525 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2021A, 5.000%, 4/01/29
No Opt. Call AA-   1,724,653
Total Kentucky 124,474,679
Louisiana - 2.8%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
14,510 5.000%, 12/01/34 12/29 at 100.00 BB   14,115,328
10,900 5.000%, 12/01/39 12/29 at 100.00 BB   9,893,385
East Baton Rouge Sewerage Commission, Louisiana,
Revenue Bonds, Refunding Series 2014B:
580 5.000%, 2/01/24 No Opt. Call AA-   591,652
805 5.000%, 2/01/25 No Opt. Call AA-   840,597
14,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT),
(Mandatory Put 12/01/24)
No Opt. Call A3   13,721,495
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
17,490 5.000%, 6/01/25 No Opt. Call A1   18,357,329
16,740 5.000%, 6/01/26 No Opt. Call A1   18,014,082
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.350%, 12/01/41
6/30 at 100.00 Aaa   1,860,947
11,230 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy
Louisiana, LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   9,338,531
Louisiana Local Government Environmental Facilities
and Community Development Authority, Revenue
Bonds, East Baton Rouge Sewerage Commission
Projects, Subordinate Lien Series 2014A:
2,280 5.000%, 2/01/28, (Pre-refunded 2/01/24) 2/24 at 100.00 A+  (4) 2,323,343
2,850 5.000%, 2/01/29, (Pre-refunded 2/01/24) 2/24 at 100.00 A+  (4) 2,904,178
2,000 5.000%, 2/01/30, (Pre-refunded 2/01/24) 2/24 at 100.00 A+  (4) 2,038,020
20,705 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   19,077,587
5,730 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   5,672,872
5,250 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013C, 1.650%, 9/01/34, (Mandatory Put
12/01/23)
No Opt. Call A3   5,197,658
Louisiana Publc Facilities Authority, Lousiana, Revenue
Bonds, Ochsner Clinic Foundation Project, Refunding
Series 2017:
1,375 5.000%, 5/15/28 5/27 at 100.00 A   1,479,954
1,000 5.000%, 5/15/29 5/27 at 100.00 A   1,076,540
1,755 5.000%, 5/15/31 5/27 at 100.00 A   1,887,187
1,120 5.000%, 5/15/32 5/27 at 100.00 A   1,203,249
3,235 5.000%, 5/15/42 5/27 at 100.00 A   3,320,695

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,175 Louisiana Public Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/30
5/27 at 100.00 A   $ 1,263,947
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of
New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)
7/27 at 100.00 D   850,000
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series
2016:
25 5.000%, 5/15/30, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 26,828
1,095 5.000%, 5/15/30 5/26 at 100.00 A   1,157,656
3,420 5.000%, 5/15/32 5/26 at 100.00 A   3,612,136
35 5.000%, 5/15/32, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 37,558
3,675 5.000%, 5/15/33 5/26 at 100.00 A   3,877,235
40 5.000%, 5/15/33, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R  (4) 42,924
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/31
5/25 at 100.00 A   1,040,060
2,980 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
5/23 at 100.00 BBB+   2,984,023
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
3,165 5.000%, 7/01/29 7/23 at 100.00 A2   3,172,786
1,080 5.000%, 7/01/30 7/23 at 100.00 A2   1,082,624
4,010 5.000%, 7/01/31 7/23 at 100.00 A2   4,019,664
3,935 5.000%, 7/01/32 7/23 at 100.00 A2   3,944,405
5,000 Louisiana State, General Obligation Bonds, Series 2016A, 5.000%,
9/01/34
9/26 at 100.00 Aa2   5,384,250
Louisiana State, Unclaimed Property Special Revenue
Bonds, Interstate 49 North Project, Series 2013:
1,165 5.000%, 9/01/29, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3  (4) 1,176,044
5,075 5.000%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3  (4) 5,123,111
4,000 5.000%, 9/01/32, (Pre-refunded 9/01/23) 9/23 at 100.00 Aa3  (4) 4,037,920
New Orleans, Louisiana, General Obligation Bonds,
Public Improvement Series 2021A:
5,195 5.000%, 12/01/26 No Opt. Call A+   5,624,211
6,015 5.000%, 12/01/29 No Opt. Call A+   6,892,288
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
970 5.000%, 12/01/23 No Opt. Call A+   984,162
1,020 5.000%, 12/01/24 No Opt. Call A+   1,057,230
480 5.000%, 12/01/25 No Opt. Call A+   509,649
795 5.000%, 12/01/27 12/25 at 100.00 A+   843,686
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Refunding Series 2014:
250 5.000%, 6/01/24 No Opt. Call A   256,440
605 5.000%, 6/01/25 6/24 at 100.00 A   621,002
500 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 513,400
640 5.000%, 6/01/27, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 657,152
380 5.000%, 6/01/28, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 390,184
600 5.000%, 6/01/29, (Pre-refunded 6/01/24) 6/24 at 100.00 A  (4) 616,080
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
410 5.000%, 6/01/30, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 432,099
775 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 816,772
1,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 1,053,900
1,075 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 A  (4) 1,132,943

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 3,265 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   $ 3,513,173
3,405 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,494,756
1,030 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   973,247
Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Junior Lien Series 2019B:
760 5.000%, 12/01/26 - AGM Insured No Opt. Call AA   816,742
1,465 5.000%, 12/01/29 - AGM Insured 12/28 at 100.00 AA   1,643,950
1,000 5.000%, 12/01/30 - AGM Insured 12/28 at 100.00 AA   1,119,780
1,000 5.000%, 12/01/31 - AGM Insured 12/28 at 100.00 AA   1,121,570
1,150 5.000%, 12/01/32 - AGM Insured 12/28 at 100.00 AA   1,287,816
1,630 4.000%, 12/01/33 - AGM Insured 12/28 at 100.00 AA   1,670,994
5,980 3.000%, 12/01/35 - AGM Insured 12/28 at 100.00 AA   5,649,844
665 4.000%, 12/01/36 - AGM Insured 12/28 at 100.00 AA   668,372
Total Louisiana 220,109,242
Maine - 0.6%
1,100 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (4) 1,106,006
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center
Obligated Group Issue, Series 2016A:
4,535 4.000%, 7/01/41 7/26 at 100.00 BBB   4,109,345
5,685 4.000%, 7/01/46 7/26 at 100.00 BBB   4,874,489
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175 4.000%, 7/01/37 7/30 at 100.00 A+   1,184,518
2,550 4.000%, 7/01/39 7/30 at 100.00 A+   2,548,062
1,590 4.000%, 7/01/40 7/30 at 100.00 A+   1,578,822
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A:
200 5.000%, 7/01/26 - AGM Insured No Opt. Call AA   213,570
150 5.000%, 7/01/27 - AGM Insured No Opt. Call AA   163,063
235 5.000%, 7/01/28 - AGM Insured No Opt. Call AA   260,136
630 2.500%, 7/01/29 - AGM Insured No Opt. Call AA   623,505
200 5.000%, 7/01/30 - AGM Insured No Opt. Call AA   228,524
10,000 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2020B, 2.350%, 11/15/40
11/28 at 100.00 AA+   7,591,100
3,125 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.050%, 11/15/41
5/30 at 100.00 AA+   2,203,969
7,425 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.400%, 11/15/41
11/30 at 100.00 AA+   5,525,759
6,280 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.550%, 11/15/40
5/29 at 100.00 AA+   4,822,726
3,250 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B, 2.200%, 11/15/41
5/30 at 100.00 AA+   2,271,067
10,675 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.150%, 11/15/41
11/30 at 100.00 AA+   7,630,597

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 3,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D, 2.400%, 11/15/41
11/30 at 100.00 AA+   $ 2,185,950
Total Maine 49,121,208
Maryland - 1.8%
Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016:
1,270 3.250%, 1/01/31 1/26 at 100.00 A   1,224,902
3,365 5.000%, 1/01/37 1/26 at 100.00 A   3,457,538
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,760 5.000%, 9/01/27 No Opt. Call CCC+   1,789,568
2,780 5.000%, 9/01/29 9/27 at 100.00 CCC+   2,845,636
1,000 5.000%, 9/01/30 9/27 at 100.00 CCC+   1,022,540
1,365 5.000%, 9/01/31 9/27 at 100.00 CCC+   1,395,003
145 5.000%, 9/01/34 9/27 at 100.00 CCC+   147,430
1,500 5.000%, 9/01/39 9/27 at 100.00 CCC+   1,492,290
Baltimore, Maryland, Revenue Bonds, Water Projects,
Series 2013A:
1,000 5.000%, 7/01/26, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2  (4) 1,018,140
1,715 5.000%, 7/01/27, (Pre-refunded 1/01/24) 1/24 at 100.00 Aa2  (4) 1,746,110
22,335 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 9/01/39
3/29 at 100.00 Aa1   19,700,810
10,375 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.500%, 9/01/40
3/29 at 100.00 Aa1   8,193,760
14,065 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.950%, 9/01/41
3/30 at 100.00 Aa1   9,425,941
13,245 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1   9,479,712
20,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1   15,151,400
5,835 Maryland Department of Transportation, Consolidated Transportation
Revenue Bonds, Second Series 2017, 5.000%, 9/01/28
9/27 at 100.00 AAA   6,494,413
1,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Refunding Series 2016, 5.000%, 6/01/28 - AGM Insured
6/26 at 100.00 AA   1,061,590
13,315 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-2,
5.000%, 7/01/45, (Mandatory Put 7/01/27)
1/27 at 100.00 A   14,268,620
Maryland Health and Higher Educational Facilities
Authority, Revenue Bonds,  Mercy Medical Center, Series
2016A:
805 5.000%, 7/01/32 7/26 at 100.00 BBB+   839,728
2,250 5.000%, 7/01/33 7/26 at 100.00 BBB+   2,344,185
1,650 5.000%, 7/01/34 7/26 at 100.00 BBB+   1,717,699
2,000 5.000%, 7/01/35 7/26 at 100.00 BBB+   2,074,260
1,570 5.000%, 7/01/36 7/26 at 100.00 BBB+   1,621,700
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/39
1/32 at 100.00 BBB   909,990

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 7,825 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R  (4) $ 8,074,070
9,870 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/27
6/24 at 100.00 AAA   10,060,688
15,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, Second Series 2020A-2, 5.000%, 8/01/25
No Opt. Call AAA   15,889,200
Total Maryland 143,446,923
Massachusetts - 1.2%
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
835 5.000%, 7/01/26 7/24 at 100.00 B-   817,381
680 5.000%, 7/01/27 7/24 at 100.00 B-   660,756
925 5.000%, 7/01/28 7/24 at 100.00 B-   893,532
960 5.000%, 7/01/29 7/24 at 100.00 B-   917,318
4,800 Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 4.000%,
10/01/32, 144A
4/23 at 105.00 BB+   4,696,032
2,136 Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28,
144A (6)
5/23 at 100.00 N/R   213,590
14,455 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 N/R  (4) 16,775,317
1,630 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 3.375%, 7/01/36
7/26 at 100.00 BBB   1,443,593
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,275 5.000%, 7/01/33 7/28 at 100.00 A   2,510,553
1,085 5.000%, 7/01/38 7/28 at 100.00 A   1,162,979
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
350 5.000%, 7/15/31, 144A 7/30 at 100.00 B+   361,806
415 5.000%, 7/15/32, 144A 7/30 at 100.00 B+   425,711
320 5.000%, 7/15/33, 144A 7/30 at 100.00 B+   325,434
300 5.000%, 7/15/34, 144A 7/30 at 100.00 B+   303,639
270 5.000%, 7/15/35, 144A 7/30 at 100.00 B+   270,370
135 5.000%, 7/15/36, 144A 7/30 at 100.00 B+   133,551
145 5.000%, 7/15/37, 144A 7/30 at 100.00 B+   142,191
Massachusetts Development Finance Agency, Revenue
Bonds, Simmons University Issue, Series 2018L:
1,080 5.000%, 10/01/30 10/28 at 100.00 BBB   1,161,918
1,240 5.000%, 10/01/31 10/28 at 100.00 BBB   1,329,863
1,775 5.000%, 10/01/32 10/28 at 100.00 BBB   1,900,989
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group
Issue, Series 2021G:
980 5.000%, 7/01/35 7/31 at 100.00 A-   1,078,470
545 5.000%, 7/01/36 7/31 at 100.00 A-   592,224
615 5.000%, 7/01/37 7/31 at 100.00 A-   662,257
4,250 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 A-   3,870,390

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,245 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 4.000%, 7/01/37
1/29 at 100.00 BBB+   $ 3,985,036
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   1,118,136
1,780 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 3.000%, 12/01/39
12/28 at 100.00 AA+   1,518,910
2,875 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.125%, 12/01/41
6/30 at 100.00 AA+   2,068,505
2,100 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 AA+   2,107,224
3,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2019C-1, 2.900%, 12/01/39
12/28 at 100.00 AA+   2,563,200
7,570 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214, 2.800%, 12/01/39
6/29 at 100.00 AA+   6,346,310
2,330 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218, 2.300%, 12/01/40
12/29 at 100.00 AA+   1,746,265
4,930 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40
6/30 at 100.00 AA+   3,706,226
4,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41
6/30 at 100.00 AA+   3,681,707
2,935 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.350%, 6/01/39
12/30 at 100.00 AA+   2,262,768
5,750 Massachusetts State, General Obligation Bonds, Refunding Series
2020A, 5.000%, 6/01/44, (Mandatory Put 6/01/23)
No Opt. Call Aa1   5,772,425
4,000 Massachusetts State, General Obligation Bonds, Refunding Series
2021B, 5.000%, 11/01/25
No Opt. Call Aa1   4,266,080
6,915 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 AA+   7,015,337
7,500 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 4.000%, 7/07/23
No Opt. Call N/R   7,525,725
Total Massachusetts 98,333,718
Michigan - 2.7%
Detroit Downtown Development Authority, Michigan,
Tax Increment Bonds, Development  Area 1 Projects,
Refunding Series 1996B:
2,650 0.000%, 7/01/23 No Opt. Call BB+   2,616,848
2,880 0.000%, 7/01/24 No Opt. Call BB+   2,693,981
660 Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/30
7/26 at 100.00 AA-   706,048
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019C, 3.750%, 11/15/49, (Mandatory
Put 5/15/26)
No Opt. Call A2   11,156,200
10,970 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-1, 1.200%, 10/15/30, (Mandatory Put
4/13/28)
No Opt. Call AA-   9,852,706
16,855 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Refunding Series 2015D-2, 1.200%, 10/15/38, (Mandatory Put
4/13/28)
No Opt. Call AA-   15,321,195
5,010 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Sewage Disposal
System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 A+   5,197,073

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 11,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2022B-MI, 5.000%, 12/01/43,
(Mandatory Put 12/01/28)
6/28 at 100.00 AA-   $ 12,682,430
8,995 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   9,103,030
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
1,800 5.000%, 6/01/31 12/30 at 100.00 A   1,966,734
1,500 5.000%, 6/01/32 12/30 at 100.00 A   1,633,110
2,435 4.000%, 6/01/34 12/30 at 100.00 A-   2,463,319
1,000 4.000%, 6/01/35 12/30 at 100.00 A-   1,003,220
2,450 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.800%, 10/01/38
10/27 at 100.00 AA+   2,408,644
8,730 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 2.250%, 10/01/41
10/30 at 100.00 AA+   6,315,631
2,555 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39
6/28 at 100.00 AA+   2,397,663
13,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.950%, 12/01/39
12/28 at 100.00 AA+   10,974,340
25,205 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.600%, 12/01/40
6/30 at 100.00 AA+   19,762,736
9,620 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41
12/30 at 100.00 AA+   6,921,879
1,795 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 4.000%, 10/15/24
No Opt. Call Aa2   1,833,431
22,850 Michigan Strategic Fund, Limited Obligation Pollution Control Revenue
Refunding Bonds, Detroit Edison Company, Variable Rate Demand
Obligations, Series 1995CC, 1.450%, 9/01/30
No Opt. Call Aa3   19,867,390
21,550 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit
Edison Company Exempt Facilities Project, Refunding Variable Rate
Series 2008ET-2, 1.350%, 8/01/29
No Opt. Call Aa3   19,081,017
2,255 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   2,226,068
2,295 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,190,968
Royal Oak Hospital Finance Authority, Michigan, Hospital
Revenue Bonds, William Beaumont Hospital Obligated
Group, Refunding Series 2014D:
1,040 5.000%, 9/01/26, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 1,062,713
2,000 5.000%, 9/01/27, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 2,043,680
2,560 5.000%, 9/01/28, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 2,615,910
3,820 5.000%, 9/01/29, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 3,903,429
5,145 5.000%, 9/01/30, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 5,257,367
2,320 5.000%, 9/01/31, (Pre-refunded 3/01/24) 3/24 at 100.00 AA  (4) 2,370,669
Wayne County Airport Authority, Michigan, Revenue
Bonds, Detroit Metropolitan Wayne County Airport,
Refunding Series 2015F:
3,765 5.000%, 12/01/32, (AMT) 12/25 at 100.00 A1   3,881,752
5,295 5.000%, 12/01/33, (AMT) 12/25 at 100.00 A1   5,465,658
5,000 5.000%, 12/01/34, (AMT) 12/25 at 100.00 A1   5,148,150

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 13,065 Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding
Series 2017E, 4.000%, 12/01/26, (AMT), 144A
No Opt. Call A1   $ 13,401,816
Total Michigan 215,526,805
Minnesota - 1.0%
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
910 5.000%, 2/15/33 2/28 at 100.00 A-   971,853
1,150 5.000%, 2/15/37 2/28 at 100.00 A-   1,205,200
8,085 4.250%, 2/15/43 2/28 at 100.00 A-   8,072,387
1,370 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health System,
Refunding Series 2017A, 5.000%, 11/15/28
5/27 at 100.00 AA-   1,498,136
5,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota, General
Obligation Wastewater Revenue Bonds, Series 2015C, 3.500%,
3/01/28
3/25 at 100.00 AAA   5,071,450
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
2,610 5.000%, 1/01/25 1/24 at 100.00 A+   2,655,753
7,305 5.000%, 1/01/32 1/24 at 100.00 A+   7,406,540
4,155 Minnesota Housing Finance Agency, Homeownership Finance Bonds,
Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47
7/26 at 100.00 Aaa   3,933,855
Minnesota Housing Finance Agency, Residential
Housing Finance Bonds, Series 2020B:
6,065 2.625%, 1/01/40 7/29 at 100.00 AA+   5,240,948
7,985 3.500%, 7/01/50 7/29 at 100.00 AA+   7,944,756
5,430 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.500%, 7/01/40
7/29 at 100.00 AA+   4,502,665
4,605 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 2.000%, 7/01/40
1/30 at 100.00 AA+   3,515,733
4,110 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.200%, 7/01/41
7/30 at 100.00 AA+   3,086,199
9,245 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.350%, 7/01/41
1/31 at 100.00 AA+   7,619,082
425 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2013A, 4.000%, 1/01/28
5/23 at 100.00 A-   425,349
1,150 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted
Medical Center Project, Series 2013, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 N/R  (4) 1,156,279
2,385 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA-   2,388,601
6,445 Saint Paul Independent School District 625, Ramsey County, Minnesota,
Certificates of Participation, Series 2018B, 3.500%, 2/01/39
2/27 at 100.00 AAA   6,286,840
White Bear Lake Independent School District 624,
Ramsey County, Minnesota, General Obligation Bonds,
Facilities Maintenance Series 2021A:
2,650 2.000%, 2/01/28 2/27 at 100.00 AAA   2,526,854
3,095 2.000%, 2/01/29 2/27 at 100.00 AAA   2,916,759
4,135 2.000%, 2/01/30 2/27 at 100.00 AAA   3,856,715
Total Minnesota 82,281,954

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.3%
$ 6,570 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   $ 6,574,139
Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A:
2,490 2.450%, 12/01/39 6/29 at 100.00 Aaa   2,014,335
3,410 3.750%, 6/01/49 6/29 at 100.00 Aaa   3,412,865
1,470 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 2.000%, 12/01/40
6/30 at 100.00 Aaa   1,037,526
1,790 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%,
10/15/38
10/28 at 100.00 A+   1,791,145
8,880 Mississippi State, General Obligation Bonds, Series 2013B, 5.000%,
12/01/28, (Pre-refunded 12/01/23)
12/23 at 100.00 AA  (4) 9,021,370
Total Mississippi 23,851,380
Missouri - 0.7%
1,095 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
5/23 at 103.00 Ba1   1,129,295
1,100 Great Rivers Greenway Metropolitan Park & Recreation District,
Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series
2014, 3.000%, 12/30/24, (Pre-refunded 12/30/23)
12/23 at 100.00 A+  (4) 1,103,003
10,425 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   10,025,827
12,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   11,540,520
15,085 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   14,496,987
1,465 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.250%, 5/01/33
5/23 at 100.00 BBB-   1,467,740
220 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B, 4.000%, 5/01/32
11/23 at 100.00 BBB-   221,628
1,390 Missouri Health and Educational Facilities Authority, Revenue Bonds,
A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32,
(Pre-refunded 10/01/23)
10/23 at 100.00 A  (4) 1,400,842
3,660 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.750%, 11/01/39
5/29 at 100.00 AA+   3,253,923
1,500 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2020A, 2.550%, 11/01/40
5/29 at 100.00 AA+   1,225,395
1,015 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 2.150%, 11/01/41
5/30 at 100.00 AA+   731,033
4,215 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 2.000%, 11/01/41
5/30 at 100.00 AA+   3,082,514

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Iatan 2 Project, Refunding
Series 2014A:
$ 1,365 5.000%, 1/01/25 1/24 at 100.00 A2   $ 1,384,984
2,590 5.000%, 1/01/26 1/24 at 100.00 A2   2,625,845
1,010 5.000%, 1/01/32 1/24 at 100.00 A2   1,022,938
1,025 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
5/23 at 103.00 Ba1   1,057,554
Total Missouri 55,770,028
Montana - 0.8%
1,505 Cascade County High School District A Great Falls, Montana, General
Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38
7/28 at 100.00 A+   1,637,982
25,675 Forsyth, Montana Pollution Control Revenue Bonds, Portland General
Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33
3/30 at 102.00 A1   22,704,402
35,095 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23
No Opt. Call A-   34,960,235
1,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33
6/29 at 100.00 A+   1,066,750
1,045 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 2.000%, 12/01/41
6/30 at 100.00 AA+   768,368
1,725 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 2.000%, 12/01/41
12/30 at 100.00 AA+   1,190,905
560 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 3.250%, 6/01/32
6/28 at 100.00 A   552,121
Total Montana 62,880,763
National - 0.1%
24 BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series
2018, 3.210%, 7/31/23, 144A (SIFMA reference rate + 1.000% spread)
2018 1 (5)
No Opt. Call A+   23,676
5,256 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36 2019 1
No Opt. Call AA+   4,953,052
4,810 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021,
1.877%, 7/25/37 2021
No Opt. Call AA+   3,760,807
Total National 8,737,535
Nebraska - 1.1%
5,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   5,035,200
5,455 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   5,649,853
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital
Project, Series 2014:
2,025 5.000%, 5/15/28 5/24 at 100.00 A-   2,048,672
9,355 5.000%, 5/15/44 5/24 at 100.00 A-   9,289,047
Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Series 2018:
540 5.000%, 7/01/23 No Opt. Call BBB   541,852
1,250 5.000%, 7/01/24 No Opt. Call BBB   1,272,612

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 530 5.000%, 7/01/25 No Opt. Call BBB   $ 546,658
750 5.000%, 7/01/26 7/25 at 100.00 BBB   774,420
200 5.000%, 7/01/27 7/25 at 100.00 BBB   206,592
835 5.000%, 7/01/28 7/25 at 100.00 BBB   862,797
485 5.000%, 7/01/29 7/25 at 100.00 BBB   501,160
1,000 5.000%, 7/01/30 7/25 at 100.00 BBB   1,032,910
180 5.000%, 7/01/33 7/25 at 100.00 BBB   185,575
Nebraska Investment Finance Authority, Single Family
Housing Revenue Bonds, Series 2019D:
160 2.600%, 9/01/34 3/29 at 100.00 AA+   144,405
7,205 2.850%, 9/01/39 3/29 at 100.00 AA+   6,654,177
10,000 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.550%, 9/01/40
3/29 at 100.00 AA+   8,120,800
595 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.950%, 9/01/37
3/30 at 100.00 AA+   505,887
17,770 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.300%, 9/01/41
9/30 at 100.00 AA+   12,943,846
2,290 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A, 4.125%, 9/01/38
3/32 at 100.00 AA+   2,311,778
1,380 Papillion-LaVista School District 27, Sarpy County, Nebraska, General
Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26
No Opt. Call Aa2   1,454,065
8,160 Public Power Generation Agency, Nebraska, Whelan Energy Center Unit
2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32
7/26 at 100.00 A2   8,710,963
Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series
2019:
1,195 5.000%, 6/15/26 No Opt. Call AA-   1,289,393
1,455 5.000%, 6/15/28 No Opt. Call AA-   1,633,325
1,760 4.000%, 6/15/33 6/29 at 100.00 AA-   1,874,312
2,240 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge
Bonds, Series 2021, 2.000%, 6/01/27
6/26 at 100.00 Aaa   2,168,477
6,320 Saunders County School District 1, Ashland-Greenwood, Nebraska,
General Obligation Bonds, Series 2021, 2.000%, 12/15/50
12/30 at 100.00 A+   3,774,304
Scotts Bluff County Hospital Authority 1, Nebraska,
Hospital Revenue Bonds, Regional West Medical Center
Project, Refunding & Improvement Series 2016A:
3,660 5.250%, 2/01/28 2/27 at 100.00 BB+   3,826,310
1,355 5.250%, 2/01/29 2/27 at 100.00 BB+   1,417,086
5,865 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018, 3.375%, 12/15/37
6/28 at 100.00 Aa1   5,764,826
Total Nebraska 90,541,302
Nevada - 0.5%
5,285 Clark County, Nevada, General Obligation Bonds, Flood Control Series
2014, 4.000%, 11/01/33, (Pre-refunded 11/01/24)
11/24 at 100.00 AA+  (4) 5,395,087
10,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/23
No Opt. Call Aa3   10,055,500
8,705 Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A,
3.700%, 1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   8,713,705

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series
2016:
$ 1,740 4.000%, 9/01/32 9/26 at 100.00 N/R   $ 1,636,261
2,265 4.000%, 9/01/35 9/26 at 100.00 N/R   2,070,459
3,585 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/34
7/27 at 100.00 Aa3   3,667,061
2,860 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021A, 2.200%, 10/01/41
10/30 at 100.00 AA+   2,229,370
3,165 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.750%, 6/15/28, 144A
No Opt. Call Ba1   2,865,464
Total Nevada 36,632,907
New Hampshire - 0.6%
16,582 National Finance Authority, New Hampshire, Municipal Certificates
Series 2020-1 Class A, 4.125%, 1/20/34
No Opt. Call BBB   16,540,830
10,785 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-2 Class A, 4.000%, 10/20/36 2022
No Opt. Call BBB   10,327,993
16,935 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   16,907,565
1,145 New Hampshire Business Finance Authority, Water Facility Revenue
Bonds, Pennichuck Water Works Inc. Project , Series 2015A., 4.250%,
1/01/36, (Pre-refunded 1/01/26), (AMT)
1/26 at 100.00 N/R  (4) 1,184,308
New Hampshire Health and Education Facilities
Authority, Revenue Bonds, Concord Hospital, Series
2021A:
1,000 4.000%, 10/01/32 4/31 at 100.00 AA-   1,046,290
1,000 4.000%, 10/01/34 4/31 at 100.00 AA-   1,039,910
1,000 4.000%, 10/01/38 4/31 at 100.00 AA-   1,007,720
1,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38
10/26 at 100.00 A-   1,009,660
840 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Southern New Hampshire Medical Center, Series 2016,
3.500%, 10/01/34
10/26 at 100.00 A-   842,201
Total New Hampshire 49,906,477
New Jersey - 3.7%
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
2,500 5.000%, 2/15/30 2/24 at 100.00 A-   2,528,225
1,045 5.000%, 2/15/34 2/24 at 100.00 A-   1,054,206
Clifton, New Jersey, General Obligation Bonds,
Refunding Series 2021:
1,110 2.000%, 8/15/29 - BAM Insured 8/28 at 100.00 AA   1,050,992
2,075 2.000%, 8/15/30 - BAM Insured 8/28 at 100.00 AA   1,937,926
2,045 2.000%, 8/15/31 - BAM Insured 8/28 at 100.00 AA   1,872,627
East Brunswick Township, Middlesex County, New
Jersey, General Obligation Bonds, Series 2021:
1,095 2.000%, 2/15/26 No Opt. Call Aa1   1,070,702
1,385 2.000%, 2/15/27 No Opt. Call Aa1   1,343,741
1,355 2.000%, 2/15/30 2/29 at 100.00 Aa1   1,255,407

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,370 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA   $ 1,231,644
3,555 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 3,605,588
1,585 Gloucester Township, New Jersey, General Obligation Bonds, Series
2019, 2.250%, 2/01/29 - BAM Insured
No Opt. Call AA   1,494,940
New Jersey Economic Development Authority, New
Jersey, Transit Transportation Project Revenue Bonds,
Series 2020A:
4,115 5.000%, 11/01/32 11/29 at 100.00 A3   4,592,751
6,265 4.000%, 11/01/37 11/29 at 100.00 A3   6,309,795
725 4.000%, 11/01/38 11/29 at 100.00 A3   728,038
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement
Project, Series 2013:
1,350 5.000%, 1/01/28, (AMT) 1/24 at 100.00 A2   1,362,514
2,345 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA   2,367,301
2,000 5.375%, 1/01/43, (AMT) 1/24 at 100.00 A-   2,010,440
7,230 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   7,064,072
25,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
6/25 at 100.00 A3   26,066,500
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
700 5.000%, 6/15/26 No Opt. Call A3   745,059
455 5.000%, 6/15/27 No Opt. Call A3   491,036
430 5.000%, 6/15/28 No Opt. Call A3   471,697
5,000 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/47, (AMT)
10/27 at 100.00 Baa2   4,835,450
37,560 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+   33,191,396
3,345 New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46
7/31 at 100.00 AA-   2,303,668
2,170 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   2,198,666
1,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 BBB-   1,024,230
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Virtua Health Inc Series 2013:
1,125 5.000%, 7/01/24 1/24 at 100.00 AA-   1,142,122
75 5.000%, 7/01/24, (Pre-refunded 1/01/24) 1/24 at 100.00 N/R  (4) 76,255
New Jersey Higher Education Student Assistance
Authority, Student Loan Revenue Bonds, Senior Lien
Series 2017-1A:
925 3.500%, 12/01/29, (AMT) 12/26 at 100.00 Aaa   910,986
2,390 3.750%, 12/01/31, (AMT) 12/26 at 100.00 Aaa   2,369,016
2,435 4.000%, 12/01/32, (AMT) 12/26 at 100.00 Aaa   2,423,263
1,020 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa   1,011,045
515 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35
10/27 at 100.00 AA   488,452

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
$ 3,660 5.000%, 6/01/26 No Opt. Call A2   $ 3,946,651
1,030 5.000%, 6/01/28 No Opt. Call A2   1,157,998
855 5.000%, 6/01/29 No Opt. Call A2   978,471
15,280 4.000%, 6/01/30 No Opt. Call A2   16,881,802
1,845 4.000%, 6/01/31 No Opt. Call A2   2,054,980
1,045 4.000%, 6/01/32 No Opt. Call A2   1,170,609
20 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/29
6/26 at 100.00 A+   21,242
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
6,270 5.000%, 6/15/24 No Opt. Call A+   6,431,139
8,725 5.000%, 6/15/29 6/26 at 100.00 A+   9,266,735
5,635 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Forward Delivery Series 2022AA, 5.000%, 6/15/33
6/32 at 100.00 A3   6,478,278
1,780 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/31 - FGIC Insured
No Opt. Call A3   1,329,767
11,585 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/23
No Opt. Call A3   11,741,513
920 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A3   922,070
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014BB-2. Remarketed to Fixed Rate, 5.000%, 6/15/34
6/31 at 100.00 A3   2,814,525
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
1,910 5.250%, 6/15/33 6/25 at 100.00 A3   1,997,077
2,210 5.250%, 6/15/34 6/25 at 100.00 A3   2,303,395
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/23
No Opt. Call A3   2,027,020
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019A:
7,530 5.000%, 12/15/25 No Opt. Call A3   7,950,550
420 5.000%, 12/15/26 No Opt. Call A3   451,391
10,230 5.000%, 12/15/33 12/29 at 100.00 A3   11,366,758
3,015 4.000%, 12/15/39 12/29 at 100.00 A3   3,019,070
9,490 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 3.750%, 6/15/33
12/28 at 100.00 A3   9,598,755
6,190 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/33
12/28 at 100.00 A3   6,794,330
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
2,500 4.000%, 6/15/35 12/30 at 100.00 A3   2,574,300
4,250 4.000%, 6/15/36 12/30 at 100.00 A3   4,331,345
2,775 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA   2,525,861
2,335 Ocean City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2016, 1.000%, 11/15/28
11/24 at 100.00 AA   2,136,642
1,485 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding
Series 2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) 1,498,528
1,530 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.125%, 8/15/42
8/29 at 100.00 Aa2   1,062,248

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 6,360 5.000%, 6/01/26 No Opt. Call A   $ 6,691,483
4,000 5.000%, 6/01/28 No Opt. Call A   4,337,200
9,245 5.000%, 6/01/29 6/28 at 100.00 A   10,027,774
3,310 5.000%, 6/01/30 6/28 at 100.00 A   3,586,683
6,205 5.000%, 6/01/36 6/28 at 100.00 A-   6,577,238
11,265 4.000%, 6/01/37 6/28 at 100.00 A-   11,345,996
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B:
70 3.200%, 6/01/27 No Opt. Call A   69,993
2,770 5.000%, 6/01/46 6/28 at 100.00 BBB-   2,781,606
2,585 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26
No Opt. Call AA-   2,502,771
Total New Jersey 295,383,544
New Mexico - 0.5%
3,260 Central New Mexico Community College, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Limited Tax
Refunding Series 2021B, 4.000%, 8/15/24
No Opt. Call AA+   3,325,917
5,355 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan and Four Corners Projects,
Refunding Series 2016B, 2.150%, 4/01/33
10/31 at 101.00 BBB   4,457,823
8,560 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   8,282,399
1,170 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38
7/27 at 100.00 Aaa   1,127,798
3,110 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38
1/28 at 100.00 Aaa   2,971,014
3,305 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39
1/29 at 100.00 Aaa   3,111,393
1,550 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39
1/29 at 100.00 Aaa   1,389,126
2,485 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41
7/30 at 100.00 Aaa   1,831,470
4,845 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41
7/30 at 100.00 Aaa   3,643,973
3,490 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021D, 2.350%, 7/01/41
1/31 at 100.00 Aaa   2,698,433
9,070 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa1   9,316,613
750 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.000%, 5/01/33, 144A
5/29 at 103.00 N/R   661,643
Total New Mexico 42,817,602
New York - 5.2%
Albany County Airport Authority, New York, Airport
Revenue Bonds, Refunding Series 2020B. Forward
Delivery:
1,225 5.000%, 12/15/23, (AMT) No Opt. Call A   1,237,728
1,145 5.000%, 12/15/24, (AMT) No Opt. Call A   1,174,964

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,515 Albany County, New York, General Obligation Bonds, Refunding
Forward Delivery Series 2019C, 5.000%, 11/01/23
No Opt. Call AA   $ 1,536,619
Buffalo and Fort Erie Public Bridge Authority, New York,
Toll Bridge System Revenue Bonds, Refunding Series
2014:
300 5.000%, 1/01/24 No Opt. Call A+   305,019
500 5.000%, 1/01/25 No Opt. Call A+   519,655
650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   652,932
3,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A
12/30 at 100.00 N/R   2,871,364
4,360 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R   3,583,353
5,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48,
(Mandatory Put 11/01/28)
5/28 at 100.00 A-   4,674,850
4,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48,
(Mandatory Put 5/01/26)
11/25 at 100.00 A-   4,198,440
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated
Group, Series 2017:
1,900 5.000%, 12/01/25, 144A No Opt. Call BBB-   1,932,984
1,400 5.000%, 12/01/27, 144A 6/27 at 100.00 BBB-   1,440,656
1,300 5.000%, 12/01/29, 144A 6/27 at 100.00 BBB-   1,334,749
10,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
5.000%, 3/15/26
No Opt. Call AA+   10,752,300
6,965 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2018A, 5.000%, 3/15/28
No Opt. Call Aa1   7,848,441
5,845 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   5,502,834
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
570 0.000%, 6/01/23 - AGM Insured, (ETM) No Opt. Call AA  (4) 567,435
485 0.000%, 6/01/23 - AGM Insured No Opt. Call AA   482,827
6,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43
11/30 at 100.00 A3   6,265,440
865 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call A3   889,990
2,380 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
5.000%, 11/15/33
11/30 at 100.00 A3   2,624,902
1,110 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2016D, 5.000%, 11/15/31
11/26 at 100.00 A3   1,166,599
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014B, 5.250%, 11/15/37
5/24 at 100.00 A3   5,055,700
5,495 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36
5/25 at 100.00 A3   5,606,164
18,300 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2021A-2, 4.000%, 11/15/42
5/31 at 100.00 A3   17,297,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Saint Ann's Community
Project, Series 2019:
$ 1,535 4.000%, 1/01/30 1/26 at 103.00 N/R   $ 1,373,779
1,910 5.000%, 1/01/40 1/26 at 103.00 N/R   1,601,191
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
1,525 5.000%, 7/01/28 7/24 at 100.00 A-   1,562,744
1,000 5.000%, 7/01/29 7/24 at 100.00 A-   1,024,390
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
655 5.000%, 7/01/30 7/24 at 100.00 A-   670,583
2,455 5.000%, 7/01/32 7/24 at 100.00 A-   2,511,072
7,710 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019A-3A, 1.125%, 5/01/60, (Mandatory Put 11/01/24)
4/23 at 100.00 AA+   7,419,179
New York City Industrial Development Agency, New
York, PILOT Payment in Lieu of Taxes Revenue Bonds,
Queens Baseball Stadium Project, Refunding Series
2021A:
1,630 4.000%, 1/01/32 - AGM Insured 1/31 at 100.00 AA   1,733,293
1,045 3.000%, 1/01/33 - AGM Insured 1/31 at 100.00 AA   1,008,415
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/38
2/24 at 100.00 AAA   5,066,750
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023B-1:
5,000 5.000%, 11/01/24 No Opt. Call AAA   5,188,650
1,400 5.000%, 11/01/25 No Opt. Call AAA   1,491,686
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023E-1:
3,000 5.000%, 11/01/36 5/33 at 100.00 AAA   3,521,580
3,500 5.000%, 11/01/37 5/33 at 100.00 AAA   4,069,870
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/Green
Bond Series 2018I:
600 3.625%, 11/01/33 11/27 at 100.00 Aa2   609,264
2,000 3.875%, 11/01/38 11/27 at 100.00 Aa2   1,935,840
4,255 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%,
5/01/23
4/23 at 100.00 Aa2   4,251,341
2,335 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
4/23 at 100.00 Aa2   2,181,614
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Series 2019P:
2,040 2.600%, 11/01/34 5/28 at 100.00 Aa2   1,811,540
10,105 2.850%, 11/01/39 5/28 at 100.00 Aa2   8,524,376
8,845 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.850%, 11/01/39
5/28 at 100.00 Aa2   8,512,605
17,620 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.300%, 11/01/40
5/29 at 100.00 Aa2   13,274,203

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,600 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Series 2019E, 2.125%, 11/01/23
4/23 at 100.00 Aa2   $ 2,586,064
10,405 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 3.000%, 10/01/39
10/28 at 100.00 Aa1   9,058,697
10,175 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.300%, 10/01/40
10/29 at 100.00 Aa1   7,498,059
6,000 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.300%, 10/01/40
10/29 at 100.00 Aa1   4,433,520
21,935 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 231, 2.400%, 10/01/41
4/30 at 100.00 Aa1   16,166,095
5,335 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 233, 2.200%, 4/01/36
4/30 at 100.00 Aa1   4,231,028
12,255 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.450%, 10/01/41
10/30 at 100.00 Aa1   9,108,284
6,680 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%,
3/15/26
No Opt. Call Aa1   7,188,482
New York Transportation Development Corporation,
New York, Special Facilities Bonds, LaGuardia Airport
Terminal B Redevelopment Project, Series 2016A:
1,440 5.000%, 7/01/30, (AMT) 7/24 at 100.00 Baa2   1,463,846
1,345 4.000%, 7/01/32, (AMT) 7/24 at 100.00 Baa2   1,347,407
8,075 4.000%, 7/01/33, (AMT) 7/24 at 100.00 Baa2   8,083,479
9,735 5.000%, 7/01/34, (AMT) 7/24 at 100.00 Baa2   9,878,981
21,140 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa2   21,210,819
2,690 4.000%, 7/01/46 - AGM Insured, (AMT) 7/24 at 100.00 AA   2,519,911
13,020 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   13,047,082
25,000 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   25,073,000
3,450 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/23 at 100.00 B   3,452,311
7,800 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International
Airport Project, Series 2022, 5.000%, 12/01/29, (AMT)
No Opt. Call Baa1   8,513,544
17,520 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 4.000%, 1/01/36, (AMT)
1/28 at 100.00 Baa3   16,719,511
10,300 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25
12/23 at 100.00 AA-   10,461,916
Suffolk County Economic Development Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
2,435 5.000%, 7/01/28 7/24 at 100.00 A-   2,495,266
2,695 5.000%, 7/01/29 7/24 at 100.00 A-   2,760,731
4,200 5.000%, 7/01/30 7/24 at 100.00 A-   4,299,918
2,100 5.000%, 7/01/31 7/24 at 100.00 A-   2,149,140
1,335 5.000%, 7/01/32 7/24 at 100.00 A-   1,365,492
3,080 5.000%, 7/01/33 7/24 at 100.00 A-   3,148,006
Triborough Bridge and Tunnel Authority, New York,
General Revenue Bonds, MTA Bridges & Tunnels,
Refunding Series 2023A:
6,380 5.000%, 11/15/24 No Opt. Call AA-   6,637,242
5,000 5.000%, 11/15/25 No Opt. Call AA-   5,323,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,270 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   $ 10,589,294
895 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022B, 5.000%, 12/16/24
No Opt. Call N/R   930,048
3,750 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Green Bonds, Series 2022D-2, 5.000%, 11/15/39
11/32 at 100.00 AA+   4,272,712
Troy Capital Resource Corporation, New York,  Revenue
Bonds, Rensselaer Polytechnic Institute, Refunding Series
2020A. Forward Delivery:
1,200 5.000%, 9/01/23 No Opt. Call A3   1,211,232
1,835 5.000%, 9/01/24 No Opt. Call A3   1,881,939
2,000 5.000%, 9/01/25 No Opt. Call A3   2,085,580
11,465 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021B-EFRB, 3.600%, 7/01/29
No Opt. Call N/R   10,113,047
9,175 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021C-EFRB, 3.200%, 7/01/28, 144A
No Opt. Call N/R   8,571,469
Total New York 418,744,122
North Carolina - 0.4%
2,395 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   2,232,691
3,110 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39
7/28 at 100.00 AA+   2,590,786
4,660 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40
1/29 at 100.00 AA+   3,882,712
12,735 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41
7/30 at 100.00 AA+   9,561,183
11,625 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Series 2015C, 5.000%, 1/01/29
1/26 at 100.00 A   12,362,490
2,500 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020,
5.000%, 2/01/24, (ETM)
No Opt. Call BBB  (4) 2,544,450
Total North Carolina 33,174,312
North Dakota - 0.9%
5,395 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
5/23 at 100.00 Aa3   5,182,545
Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021A:
1,250 4.000%, 5/01/26 5/25 at 100.00 Aa2   1,288,800
1,320 4.000%, 5/01/27 5/25 at 100.00 Aa2   1,362,068
1,385 4.000%, 5/01/28 5/25 at 100.00 Aa2   1,429,445
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
1,750 5.000%, 12/01/29 No Opt. Call Baa2   1,875,650
1,775 5.000%, 12/01/30 No Opt. Call Baa2   1,917,479
2,985 5.000%, 12/01/32 12/31 at 100.00 Baa2   3,239,889
3,920 5.000%, 12/01/33 12/31 at 100.00 Baa2   4,238,971
4,675 5.000%, 12/01/34 12/31 at 100.00 Baa2   5,019,314

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
$ 500 3.000%, 5/01/33 5/27 at 100.00 Baa2   $ 452,860
500 3.000%, 5/01/36 5/27 at 100.00 Baa2   434,695
3,440 3.000%, 5/01/46 5/27 at 100.00 Baa2   2,558,844
2,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2019C, 3.200%, 7/01/39
7/28 at 100.00 Aa1   2,427,152
2,450 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 3.000%, 7/01/40
7/29 at 100.00 Aa1   2,213,305
4,535 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.350%, 7/01/40
1/30 at 100.00 Aa1   3,554,986
6,900 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa1   5,100,825
10,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.450%, 7/01/41
1/31 at 100.00 Aa1   7,664,200
Ward County Health Care, North Dakota, Revenue
Bonds, Trinity Obligated Group, Series 2017C:
3,785 5.000%, 6/01/28 No Opt. Call BB+   3,753,887
3,000 5.000%, 6/01/29 6/28 at 100.00 BB+   2,964,150
1,260 5.000%, 6/01/31 6/28 at 100.00 BB+   1,241,806
3,480 5.000%, 6/01/34 6/28 at 100.00 BB+   3,374,278
10,980 5.000%, 6/01/38 6/28 at 100.00 BB+   10,125,646
3,300 5.000%, 6/01/43 6/28 at 100.00 BB+   2,895,288
Total North Dakota 74,316,083
Ohio - 4.1%
American Municipal Power Inc., Ohio, Fremont Energy
Center Revenue Bonds, Refunding Series 2021A:
2,760 5.000%, 2/15/33 2/31 at 100.00 A1   3,181,949
4,155 5.000%, 2/15/34 2/31 at 100.00 A1   4,771,851
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
2,085 5.000%, 6/01/27 No Opt. Call A   2,218,252
16,850 5.000%, 6/01/28 No Opt. Call A   18,172,051
11,745 5.000%, 6/01/29 No Opt. Call A   12,787,486
15,745 5.000%, 6/01/30 No Opt. Call A   17,283,916
13,495 5.000%, 6/01/31 6/30 at 100.00 A   14,760,696
5,005 5.000%, 6/01/32 6/30 at 100.00 A   5,459,704
7,265 5.000%, 6/01/33 6/30 at 100.00 A-   7,901,269
1,000 5.000%, 6/01/34 6/30 at 100.00 A-   1,081,730
7,190 5.000%, 6/01/35 6/30 at 100.00 A-   7,717,530
1,220 5.000%, 6/01/36 6/30 at 100.00 A-   1,298,910
4,855 4.000%, 6/01/37 6/30 at 100.00 A-   4,801,013
10,085 4.000%, 6/01/38 6/30 at 100.00 A-   9,886,023
155 4.000%, 6/01/39 6/30 at 100.00 A-   150,204
8,090 3.000%, 6/01/48 6/30 at 100.00 BBB+   5,928,029
5,725 4.000%, 6/01/48 6/30 at 100.00 BBB+   5,059,812
13,230 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   11,996,832
Cleveland, Ohio, Airport System Revenue Bonds,
Refunding Series 2016A:
1,590 5.000%, 1/01/28 - AGM Insured 1/25 at 100.00 AA   1,655,937
2,230 5.000%, 1/01/29 - AGM Insured 1/25 at 100.00 AA   2,319,044
2,060 5.000%, 1/01/30 - AGM Insured 1/25 at 100.00 AA   2,139,928
1,810 5.000%, 1/01/31 - AGM Insured 1/25 at 100.00 AA   1,879,884

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 20 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   $ 22,763
11,700 County of Washington, Ohio, Hospital Facilities Revenue Bonds, Series
2022, (Memorial Health System Obligated Group), 6.375%, 12/01/37
12/32 at 100.00 N/R   11,946,753
1,080 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group Project, Refunding & Improvement
Series 2021, 3.000%, 8/01/40
2/31 at 100.00 A+   895,558
7,490 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/27
5/23 at 100.00 BB+   7,493,520
2,940 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   3,675
1,400 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   1,750
7,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   6,370,980
28,740 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (6)
No Opt. Call N/R   35,925
915 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (6)
No Opt. Call N/R   1,144
3,610 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2006B, 3.625%, 12/01/33 (6)
No Opt. Call N/R   4,512
250 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (6)
No Opt. Call N/R   313
2,200 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   2,132,878
14,735 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   14,346,291
20,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005C,
2.100%, 4/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   19,487,004
25,825 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   22,923,819
18,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   16,510,476
12,540 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   11,201,104
6,015 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   5,839,061

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 15,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   $ 15,136,950
2,610 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   2,634,821
480 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   466,858
5,060 Ohio Higher Educational Facility Commission, Revenue Bonds, Case
Western Reserve University Project, Series 2019C, 1.625%, 12/01/34,
(Mandatory Put 12/01/26)
6/26 at 100.00 AA-   4,799,309
1,815 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/36
1/30 at 100.00 A3   1,839,847
1,950 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39
9/28 at 100.00 Aaa   1,774,929
2,865 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40
3/29 at 100.00 Aaa   2,552,715
1,420 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40
9/29 at 100.00 Aaa   1,141,964
3,640 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41
3/30 at 100.00 Aaa   2,743,177
4,895 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aaa   3,840,715
8,500 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Refunding Series 2016A, 5.000%, 1/15/41
1/26 at 100.00 A   8,729,585
15,555 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory
Put 1/15/25)
1/25 at 100.00 A   16,082,003
1,205 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/27
No Opt. Call AA   1,350,251
3,855 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (6)
No Opt. Call N/R   4,819
8,500 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (6)
No Opt. Call N/R   10,625
8,645 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (6)
No Opt. Call N/R   10,806
1,945 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   2,431
2,355 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (6)
No Opt. Call N/R   2,944
3,860 Toledo-Lucas County Port Authority, Ohio, Development Revenue
Bonds, Northwest Ohio Bond Fund, HB Magruder Memorial Hospital
Project, Series 2021F, 2.250%, 11/15/36
5/28 at 100.00 A-   3,101,394
1,350 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 5.375%, 3/01/27
3/25 at 100.00 N/R   1,349,690
Total Ohio 329,245,409

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 2.6%
$ 1,060 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/28
No Opt. Call A   $ 1,133,893
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Series 2020:
1,775 2.000%, 9/01/28 No Opt. Call A   1,682,292
1,850 2.000%, 9/01/29 No Opt. Call A   1,737,687
1,800 2.750%, 9/01/30 No Opt. Call A   1,799,928
1,790 2.750%, 9/01/31 9/30 at 100.00 A   1,786,724
265 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call AA-   269,630
Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview
Public Schools Project, Series 2021A:
740 4.000%, 12/01/33 12/31 at 100.00 A+   796,210
1,670 4.000%, 12/01/34 12/31 at 100.00 A+   1,785,197
1,570 4.000%, 12/01/35 12/31 at 100.00 A+   1,659,396
3,090 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+   3,099,888
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
2,200 4.000%, 6/01/28 No Opt. Call Aa3   2,331,758
2,050 4.000%, 6/01/29 No Opt. Call Aa3   2,194,177
1,055 4.000%, 6/01/30 No Opt. Call Aa3   1,138,735
10,000 4.000%, 6/01/31 No Opt. Call Aa3   10,884,600
Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore
Norman Technology Center Project, Series 2021:
910 4.000%, 5/01/27 No Opt. Call Aa3   961,979
945 4.000%, 5/01/28 No Opt. Call Aa3   1,009,109
960 4.000%, 5/01/29 No Opt. Call Aa3   1,036,896
875 4.000%, 5/01/30 No Opt. Call Aa3   948,141
690 4.000%, 5/01/31 No Opt. Call Aa3   754,322
930 4.000%, 5/01/32 5/31 at 100.00 Aa3   1,010,594
800 4.000%, 5/01/33 5/31 at 100.00 Aa3   864,048
900 4.000%, 5/01/34 5/31 at 100.00 Aa3   966,654
1,070 4.000%, 5/01/35 5/31 at 100.00 Aa3   1,130,808
Comanche County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Elgin Public Schools Project, Series 2017A:
1,470 5.000%, 12/01/28 12/27 at 100.00 A   1,636,257
1,410 5.000%, 12/01/31 12/27 at 100.00 A   1,567,976
Garfield County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Enid Public Schools Project, Series 2016A:
3,165 5.000%, 9/01/30 9/26 at 100.00 A   3,357,211
5,290 5.000%, 9/01/31 9/26 at 100.00 A   5,607,770
3,125 Garvin County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Wynnewood Public Schools Project, Series 2018,
3.625%, 9/01/36
9/28 at 100.00 A-   3,126,969

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-
Pocasset Public Schools Project, Series 2019:
$ 1,365 4.000%, 9/01/32 9/29 at 100.00 A   $ 1,441,699
1,485 4.000%, 9/01/34 9/29 at 100.00 A   1,562,606
1,000 4.000%, 9/01/36 9/29 at 100.00 A   1,030,200
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
1,880 4.000%, 9/01/32 9/29 at 100.00 A+   1,985,637
1,605 4.000%, 9/01/33 9/29 at 100.00 A+   1,690,001
1,000 4.000%, 9/01/34 9/29 at 100.00 A+   1,043,390
Lincoln County Educational Facilities Authority,
Oklahoma, Lease Revenue Bonds, Stroud Public Schools
Project, Series 2016:
1,000 5.000%, 9/01/23 No Opt. Call A   1,008,170
1,870 5.000%, 9/01/24 No Opt. Call A   1,923,314
2,490 5.000%, 9/01/26 No Opt. Call A   2,668,732
Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta
Public Schools Project, Series 2021:
890 4.000%, 12/01/33 12/31 at 100.00 A-   954,098
920 4.000%, 12/01/34 12/31 at 100.00 A-   980,582
960 4.000%, 12/01/35 12/31 at 100.00 A-   1,005,782
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Purcell Public Schools Project, Series 2018:
1,280 5.000%, 9/01/30 9/28 at 100.00 A   1,426,483
1,565 5.000%, 9/01/34 9/28 at 100.00 A   1,733,754
6,140 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/25
No Opt. Call AAA   6,058,706
1,195 Oklahoma County Finance Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Western Heights Public Schools Project, Series
2018A, 5.000%, 9/01/24
No Opt. Call A   1,228,902
9,265 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2023, 3.000%, 3/01/25
No Opt. Call AA+   9,301,504
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
590 5.000%, 8/15/28 No Opt. Call BB-   584,767
3,475 5.000%, 8/15/33 8/28 at 100.00 BB-   3,380,132
15,680 5.000%, 8/15/38 8/28 at 100.00 BB-   14,893,648
3,795 5.250%, 8/15/43 8/28 at 100.00 BB-   3,642,858
2,470 5.500%, 8/15/57 8/28 at 100.00 BB-   2,366,285
4,975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/37
8/32 at 100.00 N/R   4,816,696
970 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2019A, 3.000%,
9/01/39
3/28 at 100.00 Aaa   899,452
1,240 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 3.000%,
9/01/40
3/29 at 100.00 Aaa   1,212,112
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2014:
500 3.000%, 9/01/23 No Opt. Call A-   500,365

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 630 5.000%, 9/01/24 No Opt. Call A-   $ 646,821
1,505 5.000%, 9/01/25 No Opt. Call A-   1,576,186
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
455 4.000%, 9/01/29 No Opt. Call Baa1   482,391
400 4.000%, 9/01/30 No Opt. Call Baa1   425,836
985 4.000%, 9/01/31 No Opt. Call Baa1   1,050,187
3,210 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.625%, 6/01/38, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 AA  (4) 3,223,289
7,800 Tulsa County Independent School District 001 Tulsa, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2022A, 2.000%,
3/01/27
No Opt. Call AA   7,590,726
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020:
1,540 2.000%, 9/01/27 No Opt. Call A-   1,466,188
1,605 2.000%, 9/01/28 No Opt. Call A-   1,512,359
1,670 2.000%, 9/01/29 No Opt. Call A-   1,554,169
3,150 2.000%, 9/01/30 No Opt. Call A-   2,890,881
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2016:
3,840 5.000%, 9/01/25 9/23 at 100.00 AA-   3,874,522
10,755 5.000%, 9/01/26 9/23 at 100.00 AA-   10,850,827
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2021A:
8,070 4.000%, 9/01/30 No Opt. Call A1   8,569,210
9,035 4.000%, 9/01/31 No Opt. Call A1   9,646,760
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools
Project, Series 2015:
6,205 5.000%, 9/01/25 No Opt. Call AA-   6,559,306
9,830 5.000%, 9/01/26 9/25 at 100.00 AA-   10,384,215
2,580 Washington County Rural Water District 3, Oklahoma, Revenue Bonds,
Refunding & Capital improvement Series 2020, 3.000%, 9/15/35
3/28 at 100.00 A+   2,465,887
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
2,090 5.000%, 3/01/29 No Opt. Call A-   2,335,700
2,000 5.000%, 3/01/31 3/29 at 100.00 A-   2,228,340
2,500 5.000%, 3/01/33 3/29 at 100.00 A-   2,773,125
Total Oklahoma 207,725,649
Oregon - 1.0%
5,000 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest
Series 2017D, 5.000%, 6/15/35
6/27 at 100.00 AA+   5,418,650
1,760 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38
6/28 at 100.00 AA+   1,924,014
1,200 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 Aa1   1,291,116

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon (continued)
Clackamas County School District 62, Oregon City,
Oregon, General Obligation Bonds, Refunding Series
2018A:
$ 1,665 0.000%, 6/15/34 6/28 at 79.31 AA+   $ 1,093,738
1,510 0.000%, 6/15/35 6/28 at 75.58 AA+   939,190
1,050 0.000%, 6/15/37 6/28 at 69.16 AA+   588,441
2,050 0.000%, 6/15/39 6/28 at 63.17 AA+   1,026,538
1,770 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A   1,785,310
2,250 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-1, 1.200%, 6/01/28
6/23 at 100.00 BB+   1,912,455
2,790 Multnomah-Clackamas Counties School District 10JT Greham-Barlow,
Oregon, General Obligation Bonds, Deferred interest Series 2019A,
0.000%, 6/15/38
6/29 at 72.47 Aa1   1,488,605
6,480 Oregon Health and Science University, Revenue Bonds, Green Series
2021B-2, 5.000%, 7/01/46, (Mandatory Put 2/01/32)
11/31 at 100.00 AA-   7,571,686
1,815 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2017D,
3.450%, 1/01/38
1/27 at 100.00 Aa2   1,801,297
2,990 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2018C,
3.900%, 7/01/38
7/27 at 100.00 Aa2   2,901,586
7,955 Oregon Housing and Community Services Department, Mortgage
Revenue Bonds, Single-Family Mortgage Program, Series 2019A,
2.650%, 7/01/39
7/28 at 100.00 Aa2   6,500,428
7,420 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41
7/30 at 100.00 Aa2   5,642,687
15,995 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   15,919,504
11,455 Oregon State Department of Transportation, Highway User Tax Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 AAA  (4) 11,625,221
3,325 Oregon State, General Obligation Bonds, Veterans Welfare Series 108
of 2021O, 2.600%, 12/01/42
12/30 at 100.00 AA+   2,637,124
4,050 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.000%, 7/01/38, (AMT)
7/33 at 100.00 AA-   4,481,892
Salem Hospital Facility Authority, Oregon, Revenue
Bonds, Salem Healthl Project, Refunding Series 2016A:
3,425 5.000%, 5/15/32 5/26 at 100.00 AA-   3,623,684
1,925 5.000%, 5/15/33 5/26 at 100.00 AA-   2,034,436
Total Oregon 82,207,602
Pennsylvania - 5.2%
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,000 5.000%, 4/01/36 4/28 at 100.00 A   1,067,450
10,085 4.000%, 4/01/37 4/28 at 100.00 A   10,083,891
5,205 4.000%, 4/01/38 4/28 at 100.00 A   5,149,046
9,155 4.000%, 4/01/44 4/28 at 100.00 A   8,579,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,525 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/28, 144A
No Opt. Call Ba3   $ 1,561,966
1,200 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.500%, 4/01/41 (6)
No Opt. Call N/R   1,500
7,770 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)
No Opt. Call N/R   9,713
2,880 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R   3,600
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
1,670 4.000%, 11/01/33 11/27 at 100.00 B   989,058
2,410 4.000%, 11/01/38 11/27 at 100.00 B   1,356,179
8,815 4.000%, 11/01/39 11/27 at 100.00 B   4,961,346
1,040 3.750%, 11/01/42 11/27 at 100.00 B   526,313
3,875 4.000%, 11/01/47 11/27 at 100.00 B   1,913,785
8,430 5.000%, 11/01/47 11/27 at 100.00 B   5,113,301
15,925 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 B   12,775,035
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/27
No Opt. Call A+   1,100,600
5,190 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   4,786,529
39,105 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured
6/28 at 100.00 AA   38,616,970
7,845 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%,
4/01/43, (Mandatory Put 2/15/27)
8/26 at 100.00 AA-   8,322,761
Indiana County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Indiana Regional Medical Center, Series
2014A:
790 5.000%, 6/01/24, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (4) 792,686
525 5.000%, 6/01/25, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (4) 526,785
370 5.125%, 6/01/26, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (4) 371,332
460 5.375%, 6/01/28, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (4) 461,835
3,500 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.000%, 12/01/43
12/23 at 100.00 A   3,494,680
4,500 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%,
7/01/49
7/29 at 100.00 A+   4,129,335
10,430 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   10,507,912
16,805 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   15,524,795

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,030 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd
Mercy University, Variable Rate Series 2017V-1B, 4.000%, 5/01/36,
(Mandatory Put 5/01/23)
No Opt. Call BBB   $ 1,030,700
6,095 North Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44
5/29 at 100.00 AA   6,095,244
4,055 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (6)
No Opt. Call N/R   5,069
3,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R   4,319
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Guaranteed Series
2013B:
1,975 5.500%, 1/01/25 1/24 at 100.00 AA   2,013,888
2,290 5.500%, 1/01/26 1/24 at 100.00 AA   2,335,960
2,265 5.500%, 1/01/27 1/24 at 100.00 AA   2,309,281
Pennsylvania Economic Development Financing
Authority, Parking System Revenue Bonds, Capitol
Region Parking System, Junior Insured Series 2013C:
515 5.500%, 1/01/25 - AGM Insured 1/24 at 100.00 AA   525,140
1,110 5.500%, 1/01/26 - AGM Insured 1/24 at 100.00 AA   1,132,278
2,505 5.500%, 1/01/28 - AGM Insured 1/24 at 100.00 AA   2,552,294
2,050 5.500%, 1/01/29 - AGM Insured 1/24 at 100.00 AA   2,088,561
1,255 5.500%, 1/01/31 - AGM Insured 1/24 at 100.00 AA   1,277,866
3,160 Pennsylvania Economic Development Financing Authority, Private
Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement
Project, Series 2015, 5.000%, 12/31/34, (AMT)
6/26 at 100.00 BBB   3,228,382
1,250 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   1,112,363
6,665 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2013, 3.500%, 8/01/45, (AMT), (Mandatory Put 5/01/23)
No Opt. Call A-   6,664,000
2,685 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   2,563,289
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
1,320 5.000%, 5/01/27 5/23 at 100.00 BB+   1,272,374
10,850 5.000%, 5/01/42 5/23 at 100.00 BB+   8,819,314
1,135 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 3.000%, 7/15/39
7/31 at 100.00 A-   893,211
5,215 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+   5,095,733
19,900 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120, 3.100%, 10/01/36
10/25 at 100.00 AA+   17,953,581
8,985 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121, 3.100%, 10/01/36
10/25 at 100.00 AA+   8,106,177
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B, 3.500%, 10/01/34
10/27 at 100.00 AA+   6,455,067

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 4,880 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 AA+   $ 4,158,931
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
3,240 2.125%, 10/01/35 10/29 at 100.00 AA+   2,654,240
10,050 2.350%, 10/01/40 10/29 at 100.00 AA+   7,517,099
15,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137, 2.450%, 10/01/41
4/31 at 100.00 AA+   11,148,450
4,800 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A, 4.000%, 10/01/37
4/32 at 100.00 AA+   4,814,784
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,095 4.500%, 12/01/34 12/26 at 100.00 AA-   2,187,850
5,000 4.750%, 12/01/37 12/26 at 100.00 AA-   5,201,900
16,220 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A+   18,448,952
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Series 2019. Forward Delivery:
4,665 5.000%, 12/01/24 No Opt. Call AA-   4,837,605
5,190 5.000%, 12/01/25 No Opt. Call AA-   5,528,492
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
5,955 5.000%, 6/01/25 No Opt. Call A   6,234,944
2,890 5.000%, 6/01/29 6/26 at 100.00 A   3,077,359
22,155 5.000%, 6/01/35 6/26 at 100.00 A   23,234,835
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2017:
2,960 5.000%, 12/01/29 12/27 at 100.00 A   3,245,196
3,240 5.000%, 12/01/31 12/27 at 100.00 A   3,547,638
5,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A, 5.000%, 12/01/36
12/26 at 100.00 A   5,741,739
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Third Series 2017:
3,635 5.000%, 12/01/31 12/27 at 100.00 A   3,980,143
2,250 5.000%, 12/01/32 12/27 at 100.00 A   2,460,465
2,000 4.000%, 12/01/36 12/27 at 100.00 A   2,036,600
12,140 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/24
No Opt. Call AA-   12,589,180
1,105 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2016A-1, 5.000%, 12/01/28
6/26 at 100.00 AA-   1,188,096
3,045 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2017A-1, 5.000%, 12/01/36
12/27 at 100.00 AA-   3,285,920
7,445 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/29
12/25 at 100.00 A   7,847,923
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series
2017:
1,835 5.000%, 5/01/31 11/27 at 100.00 BB+   1,724,405
2,060 5.000%, 5/01/33 11/27 at 100.00 BB+   1,901,421
1,165 5.000%, 5/01/34 11/27 at 100.00 BB+   1,063,726

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,680 Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds,
Guthrie Healthcare System, Series 2007, 4.105%, 12/01/24 (3-Month
LIBOR*0.67% reference rate + 0.780% spread) (5)
5/23 at 100.00 A+   $ 3,686,182
3,905 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/26
5/24 at 100.00 BB+   3,926,712
1,670 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
3.375%, 6/01/26
No Opt. Call BB+   1,582,191
Southcentral Pennsylvania General Authority, Revenue
Bonds, Hanover Hospital Inc., Series 2013:
1,705 5.000%, 12/01/23 6/23 at 100.00 A   1,710,166
1,795 5.000%, 12/01/24 6/23 at 100.00 A   1,799,901
20,030 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   20,948,576
3,120 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+   2,805,005
1,000 Wilson School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2021B, 4.000%, 5/15/29
No Opt. Call AA   1,086,390
Total Pennsylvania 413,465,210
Puerto Rico - 3.5%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
19,655 5.000%, 7/01/30, 144A No Opt. Call N/R   19,855,678
17,060 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   16,904,583
350 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A
7/31 at 100.00 N/R   349,415
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
11,705 5.000%, 7/01/24, 144A No Opt. Call N/R   11,805,078
7,455 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   7,442,550
5,575 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   4,737,022
5,210 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   5,280,543
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
916 0.000%, 7/01/24 No Opt. Call N/R   867,278
24,502 0.000%, 7/01/27 No Opt. Call N/R   20,161,471
23,520 0.000%, 7/01/29 7/28 at 98.64 N/R   17,546,155
31,792 0.000%, 7/01/31 7/28 at 91.88 N/R   21,246,912
61,669 0.000%, 7/01/33 7/28 at 86.06 N/R   37,090,203
4,797 4.500%, 7/01/34 7/25 at 100.00 N/R   4,746,632
12 0.000%, 7/01/51 7/28 at 30.01 N/R   2,335
1,045 4.750%, 7/01/53 7/28 at 100.00 N/R   958,474
390 5.000%, 7/01/58 7/28 at 100.00 N/R   368,226
4,743 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34
7/25 at 100.00 N/R   4,693,198
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
22,449 4.329%, 7/01/40 7/28 at 100.00 N/R   20,485,610
23,316 4.329%, 7/01/40 7/28 at 100.00 N/R   21,276,783
3,712 4.784%, 7/01/58 7/28 at 100.00 N/R   3,378,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
$ 2,534 5.250%, 7/01/23 No Opt. Call N/R   $ 2,538,227
3,241 0.000%, 7/01/24 No Opt. Call N/R   3,051,390
11,620 5.375%, 7/01/25 No Opt. Call N/R   11,805,850
17,517 5.625%, 7/01/27 No Opt. Call N/R   18,119,003
8,920 5.625%, 7/01/29 No Opt. Call N/R   9,326,671
2,749 5.750%, 7/01/31 No Opt. Call N/R   2,920,426
6,771 0.000%, 7/01/33 7/31 at 89.94 N/R   3,845,860
4,364 4.000%, 7/01/33 7/31 at 103.00 N/R   3,932,575
3,679 4.000%, 7/01/35 7/31 at 103.00 N/R   3,215,704
Total Puerto Rico 277,952,292
Rhode Island - 0.9%
Rhode Island Health and Educational Building
Corporation, Educational Institution Revenue Bonds, St.
George's School, Series 2021:
1,275 5.000%, 10/01/28 No Opt. Call AA-   1,436,989
2,010 4.000%, 10/01/46 10/31 at 100.00 AA-   1,959,569
2,000 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Care New England Issue, Refunding Series
2016B, 5.000%, 9/01/36
9/26 at 100.00 BB-   1,909,160
1,290 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence,
Series 2021D, 5.000%, 5/15/27 - BAM Insured
No Opt. Call AA   1,414,304
4,375 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 5.500%,
9/01/28, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 4,426,363
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%,
10/01/39
10/28 at 100.00 AA+   2,319,852
2,420 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%,
10/01/39
4/29 at 100.00 AA+   2,149,250
13,950 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.250%, 10/01/41
4/30 at 100.00 AA+   10,236,510
10,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40
10/29 at 100.00 AA+   7,541,600
4,550 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.550%, 10/01/40
10/29 at 100.00 AA+   3,652,603
137,445 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
4/23 at 17.88 CCC-   21,709,438
7,500 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   7,419,225
3,855 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Series 2021A, 5.000%, 5/01/25
No Opt. Call AA   4,050,757
Total Rhode Island 70,225,620
South Carolina - 1.0%
5,780 Greenville Hospital System Board of Trustees, South Carolina, Hospital
Revenue Bonds, Series 2014B, 5.000%, 5/01/34
5/24 at 100.00 A   5,847,048

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
Lexington County Health Services District, Inc., South
Carolina, Hospital Revenue Bonds, Lexington Medical
Center, Series 2016:
$ 1,055 5.000%, 11/01/34 5/26 at 100.00 A1   $ 1,108,742
1,170 5.000%, 11/01/35 5/26 at 100.00 A1   1,224,299
9,780 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   9,797,506
1,000 Patriots Energy Group, South Carolina, Gas System Revenue Bonds,
Improvement and Refunding Series 2021A, 2.250%, 6/01/41
6/31 at 100.00 A2   720,360
2,700 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.900%, 7/01/39
1/29 at 100.00 Aaa   2,265,246
5,740 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.150%, 7/01/40
1/30 at 100.00 Aaa   4,267,403
17,980 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 2.050%, 7/01/41
7/30 at 100.00 Aaa   12,786,477
10,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022C, 2.750%, 3/01/24
8/23 at 100.00 Aaa   9,971,400
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series
2014A:
1,910 5.000%, 8/01/27 8/24 at 100.00 Baa3   1,934,811
3,925 5.000%, 8/01/32 8/24 at 100.00 Baa3   3,959,854
3,240 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/31
6/25 at 100.00 A-   3,344,782
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series
2020A:
2,860 5.000%, 12/01/31 12/30 at 100.00 A-   3,207,061
2,820 5.000%, 12/01/32 12/30 at 100.00 A-   3,139,732
South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A:
7,885 5.000%, 12/01/29 6/26 at 100.00 A-   8,320,015
4,325 5.000%, 12/01/31 6/26 at 100.00 A-   4,539,607
2,200 5.000%, 12/01/37 6/26 at 100.00 A-   2,259,840
Total South Carolina 78,694,183
South Dakota - 0.2%
Mitchell School District 17-2, South Dakota, General
Obligation Bonds, Limited Tax Refunding Certificates,
Series 2021:
200 2.000%, 8/01/26 No Opt. Call AA+   193,576
400 2.000%, 8/01/27 No Opt. Call AA+   384,532
400 2.000%, 8/01/29 8/27 at 100.00 AA+   378,872
1,580 South Dakota Building Authority, Revenue Bonds, Series 2013B,
5.000%, 6/01/24, (Pre-refunded 6/01/23)
6/23 at 100.00 AA+  (4) 1,586,020
1,545 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Monument Health, Inc., Series 2020A, 5.000%, 9/01/27
No Opt. Call AA-   1,687,434
2,410 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31
9/27 at 100.00 AA-   2,595,763
3,925 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41
5/30 at 100.00 AAA   2,876,632

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Dakota (continued)
$ 7,095 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41
5/30 at 100.00 AAA   $ 5,131,955
3,205 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A, 4.150%, 11/01/38
11/31 at 100.00 AAA   3,240,319
Total South Dakota 18,075,103
Tennessee - 1.6%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-1:
1,600 5.000%, 8/01/26 No Opt. Call A-   1,697,824
1,820 5.000%, 8/01/28 No Opt. Call A-   1,994,028
2,265 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/28
10/24 at 100.00 BBB+   2,323,935
Knox County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, University Health
System, Inc., Series 2017:
2,895 3.375%, 4/01/26 No Opt. Call BBB   2,895,724
3,250 5.000%, 4/01/29 4/27 at 100.00 BBB   3,440,775
2,505 5.000%, 4/01/30 4/27 at 100.00 BBB   2,646,958
2,725 5.000%, 4/01/31 4/27 at 100.00 BBB   2,877,627
5,045 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/40
7/26 at 100.00 A   5,189,438
4,435 Murfreesboro, Tennessee, General Obligation Bonds, Series 2021,
3.000%, 6/01/30
6/29 at 100.00 AA+   4,470,081
15,760 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   15,530,377
4,095 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   4,349,955
410 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.950%, 7/01/35
1/25 at 100.00 AA+   407,946
3,255 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-3, 3.750%, 7/01/38
7/27 at 100.00 AA+   3,235,958
6,320 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2018-4, 3.900%, 7/01/38
1/28 at 100.00 AA+   6,262,172
5,795 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.750%, 7/01/39
7/28 at 100.00 AA+   5,694,283
6,175 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 3.000%, 7/01/39
7/28 at 100.00 AA+   5,820,617
2,440 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-3, 2.600%, 7/01/39
1/29 at 100.00 AA+   2,253,096
3,920 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-4, 2.900%, 7/01/39
1/29 at 100.00 AA+   3,714,906
4,145 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.250%, 7/01/41
7/30 at 100.00 AA+   3,107,797
7,135 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.250%, 7/01/41
7/30 at 100.00 AA+   5,542,896
5,605 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.300%, 7/01/41
1/31 at 100.00 AA+   4,149,382
2,500 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   2,498,125

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 5,000 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2023A-1, 5.000%, 5/01/53, (Mandatory Put 5/01/28)
2/28 at 100.22 A2   $ 5,148,200
7,800 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   8,143,590
27,335 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Pre-refunded 5/01/23), (Mandatory
Put 5/01/23)
5/23 at 100.00 A  (4) 27,361,788
Total Tennessee 130,757,478
Texas - 3.9%
1,255 Arlington Independent School District, Tarrant County, Texas, General
Obligation Bonds, School Building Series 2021, 5.000%, 2/15/25
No Opt. Call AAA   1,311,990
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
2,610 5.000%, 1/01/28 1/27 at 100.00 BB+   2,708,162
2,840 5.000%, 1/01/30 1/27 at 100.00 BB+   2,943,461
1,600 5.000%, 1/01/32 1/27 at 100.00 BB+   1,656,000
1,060 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, Refunding and Building Series 2021, 5.000%,
8/01/25
No Opt. Call Aaa   1,121,597
4,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2020A, 5.000%, 11/15/26
No Opt. Call AA-   4,366,840
5,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+   5,289,200
Central Texas Regional Mobility Authority, Revenue
Bonds, Senior Lien, Series 2015A:
1,945 5.000%, 1/01/32, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 2,050,438
1,525 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 1,607,670
1,165 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 1,228,155
City of Houston, Texas, Convention & Entertainment
Facilities Department Hotel Occupancy Tax and Special
Revenue Bonds, Refunding Series 2019:
1,120 5.000%, 9/01/32 9/28 at 100.00 A   1,236,189
1,000 5.000%, 9/01/34 9/28 at 100.00 A   1,099,410
1,000 5.000%, 9/01/35 9/28 at 100.00 A   1,092,680
1,000 5.000%, 9/01/36 9/28 at 100.00 A   1,085,740
4,275 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/23 at 100.00 Baa2   4,205,617
9,230 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53, (Pre-
refunded 10/01/23)
10/23 at 100.00 N/R  (4) 9,338,360
Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A:
5,215 4.125%, 7/01/26 No Opt. Call A+   5,453,117
4,025 3.950%, 7/01/27 No Opt. Call A+   4,234,018
3,060 3.750%, 7/01/28 No Opt. Call A+   3,223,955
6,890 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   7,109,722
5,420 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-3, 5.000%, 7/01/49, (Mandatory Put 12/01/26)
9/26 at 100.78 A+   5,842,272

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 3,650 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   $ 4,041,098
6,235 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/29, (Pre-refunded 12/01/24)
12/24 at 100.00 A+  (4) 6,479,100
1,150 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A,
4.000%, 10/01/35
10/29 at 100.00 AA   1,208,684
5,140 Harris County Flood Control District, Texas, General Obligation Bonds,
Refunding Contract Tax Series 2014A, 5.000%, 10/01/25
10/24 at 100.00 Aaa   5,310,288
425 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Second Lien Series 2014C, 5.000%, 11/15/23
No Opt. Call Baa1   429,055
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Senior Lien Series 2014A:
4,795 5.000%, 11/15/24 - AGM Insured No Opt. Call AA   4,955,920
4,600 5.000%, 11/15/25 - AGM Insured 11/24 at 100.00 AA   4,764,634
3,745 5.000%, 11/15/26 - AGM Insured 11/24 at 100.00 AA   3,884,352
12,050 5.000%, 11/15/27 - AGM Insured 11/24 at 100.00 AA   12,455,362
11,815 Houston Independent School District, Harris County, Texas, General
Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%,
2/15/34
2/26 at 100.00 AAA   12,160,589
2,440 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   2,442,123
1,740 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%,
7/15/41, (AMT)
7/29 at 100.00 B-   1,480,757
Houston, Texas, Combined Utility System Revenue
Bonds, Refunding First Lien Series 2018D:
3,085 5.000%, 11/15/32 11/28 at 100.00 Aa2   3,476,270
2,615 5.000%, 11/15/33 11/28 at 100.00 Aa2   2,931,912
1,325 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2014, 5.000%, 9/01/31
9/24 at 100.00 A   1,353,739
1,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding
Series 2021, 3.000%, 9/01/33
9/31 at 100.00 A   981,300
3,815 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%,
9/01/23 - AMBAC Insured
No Opt. Call A   3,763,345
2,265 Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 AA-  (4) 2,335,102
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,000 5.000%, 11/01/26, (AMT) 11/25 at 100.00 A1   1,040,860
2,025 5.000%, 11/01/27, (AMT) 11/25 at 100.00 A1   2,106,668
1,570 5.000%, 11/01/28, (AMT) 11/25 at 100.00 A1   1,631,858
2,000 5.000%, 11/01/29, (AMT) 11/25 at 100.00 A1   2,070,820
2,000 5.000%, 11/01/30, (AMT) 11/25 at 100.00 A1   2,067,640

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Lower Colorado River Authority, Texas, Transmission
Contract Revenue Bonds, LCRA Transmission Services
Corporation Project, Refunding Series 2021:
$ 4,500 5.000%, 5/15/25 No Opt. Call A+   $ 4,724,685
3,825 5.000%, 5/15/26 No Opt. Call A+   4,120,328
2,050 5.000%, 5/15/27 No Opt. Call A+   2,257,645
2,100 5.000%, 5/15/28 No Opt. Call A+   2,363,109
4,500 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 2001A, 2.600%, 11/01/29
No Opt. Call A-   4,068,765
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
2,340 5.000%, 12/01/25 No Opt. Call B1   2,367,729
2,720 5.250%, 12/01/28 12/25 at 100.00 B1   2,777,419
2,700 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
4/23 at 104.00 BB-   2,639,736
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
3,855 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (4) 4,926,651
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 12,076,708
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A:
5,000 3.000%, 1/01/35 1/29 at 100.00 AA-   4,740,050
5,000 4.000%, 1/01/36 1/29 at 100.00 AA-   5,138,200
5,950 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2020A, 4.000%, 1/01/37
1/29 at 100.00 AA-   6,084,351
2,835 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A+   2,904,316
1,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 3.625%, 1/01/35, (AMT), 144A
5/23 at 102.00 N/R   806,940
Port Beaumont Navigation District, Jefferson County,
Texas, Dock and Wharf Facility Revenue Bonds, Jefferson
Gulf Coast Energy Project, Series 2021A:
6,865 2.750%, 1/01/36, (AMT), 144A 7/23 at 103.00 N/R   4,931,610
13,675 2.875%, 1/01/41, (AMT), 144A 7/23 at 103.00 N/R   9,069,944
1,000 3.000%, 1/01/50, (AMT), 144A 7/23 at 103.00 N/R   595,470
1,250 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/26
No Opt. Call AA+   1,360,262
2,315 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A, 2.000%, 8/15/43
8/30 at 100.00 AAA   1,486,392
Round Rock, Texas, Combined Tax and Revenue
Certificates of Obligation, Series 2021C:
1,180 2.000%, 8/15/43 8/30 at 100.00 AAA   757,643
1,520 2.000%, 8/15/46 8/30 at 100.00 AAA   921,287
1,315 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.125%, 9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (4) 1,328,452
5,885 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 5.000%, 7/01/53,
(Mandatory Put 7/01/32)
1/32 at 100.00 A1   6,666,705
1,940 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38
9/27 at 100.00 Aaa   1,942,134

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,835 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41
3/30 at 100.00 Aaa   $ 3,479,943
Texas Private Activity Bond Surface Transporation
Corporation, Revenue Bonds, NTE Mobility Partners LLC
North Tarrant Express Managed Lanes Project, Refunding
Senior Lien Series 2019A:
12,000 4.000%, 12/31/37 12/29 at 100.00 Baa2   11,335,800
10,945 4.000%, 12/31/39 12/29 at 100.00 Baa2   10,164,074
Texas Private Activity Bond Surface Transporation
Corporation, Senior Lien Revenue Bonds, Blueridge
Transportation Group, LLC SH 288 Toll Lanes Project,
Series 2016:
4,930 5.000%, 12/31/40, (AMT) 12/25 at 100.00 Baa2   4,982,850
8,110 5.000%, 12/31/45, (AMT) 12/25 at 100.00 Baa2   8,144,954
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
4,450 4.000%, 6/30/32 12/30 at 100.00 Baa2   4,509,986
1,500 4.000%, 12/31/32 12/30 at 100.00 Baa2   1,518,480
5,500 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39
8/30 at 100.00 A+   5,973,220
13,775 Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%,
8/15/34
8/24 at 100.00 A-   13,973,773
Texas Transportation Commission, State Highway 249
System Revenue Bonds, First Tier Toll Series 2019A:
1,125 0.000%, 8/01/35 2/29 at 76.82 Baa3   632,137
1,590 0.000%, 8/01/36 2/29 at 73.16 Baa3   835,577
2,070 0.000%, 8/01/37 2/29 at 69.41 Baa3   1,017,985
1,100 0.000%, 8/01/39 2/29 at 62.63 Baa3   476,861
Total Texas 309,678,240
Utah - 0.0%
Black Desert Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2021A:
1,055 3.250%, 3/01/31, 144A 9/26 at 103.00 N/R   937,410
1,600 3.500%, 3/01/36, 144A 9/26 at 103.00 N/R   1,340,240
1,300 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 5.750%, 3/01/42, 144A
9/27 at 103.00 N/R   1,313,442
Total Utah 3,591,092
Vermont - 0.1%
2,985 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37
5/28 at 103.00 N/R   2,534,414
3,547 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.450%, 11/01/41
11/30 at 100.00 Aa1   2,758,821
Total Vermont 5,293,235
Virginia - 2.1%
5,390 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2   5,372,698

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 19,850 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-053,
2.550%, 6/15/35 2020 M053
No Opt. Call AA+   $ 16,379,561
Federal Home Loan Mortgage Corporation, Notes:
19,105 3.150%, 1/15/36, 144A 10/31 at 100.00 AA+   17,403,700
5,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call Aa2  (4) 5,405,400
870 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A, 4.000%, 12/01/35
12/27 at 103.00 N/R   765,139
6,805 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding
Series 2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2   6,783,156
1,000 Stafford County Economic Development Authority, Virginia, Hospital
Facilities Revenue Bonds, Mary Washington Healthcare Obligated
Group, Refunding Series 2016, 3.125%, 6/15/31
6/26 at 100.00 A   999,000
2,875 Virginia College Building Authority, Educational Facilities Revenue
Bonds, 21st Century College & Equipment Programs, Series 2019A,
5.000%, 2/01/24
No Opt. Call AA+   2,933,707
710 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Refunding Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BB+   673,421
7,505 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020B, 2.200%, 3/01/40
3/29 at 100.00 AA+   5,688,114
Virginia Small Business Financing Authority, Private
Activity Revenue Bonds, Transform 66 P3 Project, Senior
Lien Series 2017:
15,045 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB   14,890,488
22,375 5.000%, 12/31/56, (AMT) 6/27 at 100.00 BBB   21,873,576
Virginia Small Business Financing Authority, Revenue
Bonds, 95 Express Lanes LLC Project, Refunding Senior
Lien Series 2022:
5,000 5.000%, 7/01/32, (AMT) 1/32 at 100.00 BBB   5,459,300
4,000 5.000%, 1/01/34, (AMT) 1/32 at 100.00 BBB   4,341,960
4,890 5.000%, 7/01/36, (AMT) 1/32 at 100.00 BBB   5,171,077
3,285 5.000%, 7/01/37, (AMT) 1/32 at 100.00 BBB   3,436,242
4,540 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB   4,730,044
7,385 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1   7,523,469
Virginia Small Business Financing Authority, Revenue
Bonds, Elizabeth River Crossing OPCO, LLC Project,
Refunding Senior Lien Series 2022:
7,000 4.000%, 7/01/33, (AMT) 1/32 at 100.00 BBB   7,072,800
7,250 4.000%, 7/01/34, (AMT) 1/32 at 100.00 BBB   7,284,437
2,550 4.000%, 1/01/35, (AMT) 1/32 at 100.00 BBB   2,550,765
5,750 4.000%, 7/01/35, (AMT) 1/32 at 100.00 BBB   5,716,420
2,030 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call AA+   2,085,866
2,130 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   2,062,351
8,100 York County Economic Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2009A, 1.900%, 5/01/33, (Mandatory Put 6/01/23)
No Opt. Call A2   8,073,999
Total Virginia 164,676,690

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington - 3.8%
$ 3,725 Clark County School District 37, Vancouver, Washington, General
Obligation Bonds, Series 2021, 4.000%, 12/01/25
No Opt. Call Aaa   $ 3,876,570
Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2019A:
27,925 5.000%, 7/01/36 7/29 at 100.00 Aa2   31,070,472
41,235 5.000%, 7/01/37 7/29 at 100.00 Aa2   45,476,020
8,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior
Lien Series 2020B, 0.875%, 1/01/42, (Mandatory Put 1/01/26)
4/25 at 100.00 AA   8,313,016
5,250 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/29, (AMT)
No Opt. Call AA-   5,796,367
Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B:
8,510 5.000%, 8/01/29, (AMT) No Opt. Call AA-   9,435,973
12,770 5.000%, 8/01/30, (AMT) No Opt. Call AA-   14,357,694
12,250 5.000%, 8/01/31, (AMT) No Opt. Call AA-   13,904,975
2,910 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Series 2016, 5.000%, 2/01/29
2/26 at 100.00 AA-   3,097,084
2,340 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016,
5.000%, 12/01/37
12/26 at 100.00 Baa3   2,397,026
5,140 Snohomish County, Washington, General Obligation Bonds, Limited
Tax Series 2013, 4.000%, 12/01/39, (Pre-refunded 6/01/23)
6/23 at 100.00 AAA  (4) 5,151,514
2,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28
No Opt. Call A-   2,191,240
2,200 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   2,231,350
8,285 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   8,562,713
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
2,730 5.000%, 1/01/26, (Pre-refunded 7/01/25) 7/25 at 100.00 A2  (4) 2,877,366
1,285 5.000%, 1/01/27, (Pre-refunded 7/01/25) 7/25 at 100.00 A2  (4) 1,354,364
4,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/40
8/25 at 100.00 A+   4,564,125
5,875 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/35
8/25 at 100.00 A+   6,045,023
2,055 Washington Health Care Facilities Authority, Revenue Bonds,
PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/24, (Pre-
refunded 5/15/24)
5/24 at 100.00 A+  (4) 2,105,512
14,085 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A, 5.000%,
10/01/33
5/23 at 100.00 A1   14,089,648
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
4,015 5.000%, 10/01/30 10/28 at 100.00 A1   4,397,268
2,780 5.000%, 10/01/31 10/28 at 100.00 A1   3,042,432
3,110 5.000%, 10/01/32 10/28 at 100.00 A1   3,398,826
2,640 5.000%, 10/01/33 10/28 at 100.00 A1   2,878,497

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
Washington Health Care Facilities Authority, Revenue
Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,120 5.000%, 8/15/29 8/27 at 100.00 BBB+   $ 5,448,806
5,005 5.000%, 8/15/34 8/27 at 100.00 BBB+   5,193,288
6,015 5.000%, 8/15/36 8/27 at 100.00 BBB+   6,158,458
4,375 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1. TEMPS-80.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-80, 2.500%,
7/01/28, 144A
7/23 at 100.00 N/R   3,851,794
6,900 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.200%, 6/01/41
6/30 at 100.00 Aaa   5,135,325
5,580 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.400%, 12/01/41
6/31 at 100.00 Aaa   4,269,928
39,687 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35 2021
No Opt. Call BBB+   37,218,503
5,000 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax &
Vehicle Related Fees Refunding Series R-2022D, 4.000%, 7/01/28
No Opt. Call Aaa   5,419,550
2,025 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax
Refunding Series R-2021A, 5.000%, 6/01/23
No Opt. Call Aaa   2,032,796
12,965 Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax,
Refunding Series R-2014B, 5.000%, 8/01/37
8/23 at 100.00 Aaa   13,043,438
11,265 Washington State, General Obligation Bonds, Various Purpose
Refunding Series R-2022C, 4.000%, 7/01/27
No Opt. Call Aaa   12,054,789
4,975 Whidbey Island Public Hospital District, Island County, Washington,
General Obligation Bonds, Whidbey General Hospital, Series 2013,
5.500%, 12/01/33
4/23 at 100.00 Ba3   4,450,386
Total Washington 304,892,136
West Virginia - 0.0%
1,335 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25
9/24 at 100.00 Baa1   1,365,758
Total West Virginia 1,365,758
Wisconsin - 1.9%
Middleton-Cross Plains Area School District, Dane
County, Wisconsin, General Obligation Bonds,
Refunding Series 2021A:
4,455 2.000%, 3/01/26 No Opt. Call Aa1   4,339,615
4,555 2.000%, 3/01/27 No Opt. Call Aa1   4,423,133
10,000 Public Finance Authority of Wisconsin, Lease Development Revenue
Bonds, KU Campus Development Corporation-Central District
Development Project, Series 2016, 5.000%, 3/01/41
3/26 at 100.00 Aa2   10,425,300
25,400 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 6.500%, 12/01/37, 144A
12/27 at 100.00 N/R   22,219,158
Public Finance Authority of Wisconsin, Pollution
Control Revenue Bonds, Duke Energy Progress Project,
Refunding Series 2022A-2:
4,395 3.300%, 10/01/46, (Mandatory Put 10/01/26) No Opt. Call Aa3   4,449,542
8,160 3.700%, 10/01/46, (Mandatory Put 10/01/30) No Opt. Call Aa3   8,407,411
260 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A
No Opt. Call BB   249,922

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 12,325 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-1, 3.000%, 6/01/28
No Opt. Call N/R   $ 10,992,544
16,805 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%,
11/01/25
No Opt. Call A-   16,172,964
7,815 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%,
5/01/27
5/26 at 100.00 A-   7,422,218
3,440 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 BBB-   3,423,591
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
4,170 4.050%, 11/01/30 5/26 at 100.00 BBB-   3,998,780
9,085 4.300%, 11/01/30 5/26 at 100.00 BBB-   8,855,331
Wisconsin Health & Educational Facs Authority, Health
Facilities Revenue Bonds, UnityPoint Health Project,
Series 2014A:
1,080 5.000%, 12/01/26 11/24 at 100.00 AA-   1,114,377
4,090 5.000%, 12/01/27 11/24 at 100.00 AA-   4,215,481
3,660 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 BBB+   3,661,501
3,230 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/41
10/28 at 102.00 N/R   2,566,429
1,385 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A,
4.000%, 8/15/36
8/28 at 100.00 AA   1,415,013
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
2,620 4.000%, 10/15/34 10/31 at 100.00 AA-   2,745,472
1,455 4.000%, 10/15/35 10/31 at 100.00 AA-   1,510,319
6,350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   6,477,953
1,470 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/37
1/27 at 103.00 N/R   1,213,059
4,365 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,416,027
1,950 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/39
11/26 at 103.00 N/R   1,678,833
2,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A,
5.000%, 9/15/40, (Pre-refunded 9/15/23)
9/23 at 100.00 BBB-  (4) 2,878,357
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825 5.000%, 12/15/23 No Opt. Call AA-   836,715
1,330 5.000%, 12/15/25 12/24 at 100.00 AA-   1,376,257
2,750 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.000%, 11/01/39
11/28 at 100.00 AA+   2,398,935

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 1,650 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2021C, 2.500%, 11/01/41
5/31 at 100.00 AA+   $ 1,261,590
8,145 WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series
2013A, 5.000%, 7/01/37
7/23 at 100.00 A1   8,174,974
Total Wisconsin 153,320,801
Wyoming - 1.0%
15,135 Campbell County, Wyoming Solid Waste Facilities Revenue Bonds,
Basin Electric Power Cooperative, Dry Fork Station Facilities, Series
2019A, 3.625%, 7/15/39
5/29 at 100.00 A   13,753,326
Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021:
960 4.000%, 4/15/37 4/31 at 100.00 A+   999,130
1,000 4.000%, 4/15/38 4/31 at 100.00 A+   1,031,590
1,035 4.000%, 4/15/39 4/31 at 100.00 A+   1,063,142
1,070 4.000%, 4/15/40 4/31 at 100.00 A+   1,089,527
Consolidated Wyoming Municipalities Electric Power
System Joint Powers Board, Wyoming, Electric Facilities
Improvement Lease Revenue Bonds, Gillette Electrical
System Project, Refunding Series 2022:
800 5.000%, 6/01/33 6/32 at 100.00 AA-   935,440
1,415 5.000%, 6/01/34 6/32 at 100.00 AA-   1,639,561
5,500 Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial
Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30, (Pre-
refunded 9/01/23)
9/23 at 100.00 N/R  (4) 5,546,530
28,275 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A2   26,836,651
4,215 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A, 5.000%, 6/01/26
No Opt. Call AA-   4,547,816
2,790 Wyoming Community Development Authority, Housing Revenue
Bonds, 2015 Series 6, 3.900%, 12/01/34
12/24 at 100.00 AA+   2,751,219
6,500 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3, 2.650%, 12/01/39
12/28 at 100.00 AA+   5,579,080
3,250 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1, 3.000%, 12/01/40
6/29 at 100.00 AA+   2,805,042
6,675 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2, 2.250%, 12/01/40
6/30 at 100.00 AA+   4,996,171
6,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3, 2.250%, 12/01/41
12/30 at 100.00 AA+   4,640,460
2,700 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1, 4.200%, 12/01/38
6/32 at 100.00 AA+   2,721,006
Total Wyoming 80,935,691
Total Municipal Bonds (cost $8,079,914,423) 7,694,233,203
Shares Description (1) Value
X 205,338,611 COMMON STOCKS - 2.6%
X 205,338,611
Independent Power and Renewable Electricity Producers - 2.6%
2,665,489 Energy Harbor Corp (9),(10) $ 205,338,611
Total Independent Power and Renewable Electricity Producers 205,338,611
Total Common Stocks (cost $55,930,174) 205,338,611

Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 10,500,577.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1%
X 10,500,577
$ 4,751 Federal Home Loan Mortgage Corporation, Notes, 2022 3.150% 10/15/36 AA+ $ 4,198,464
8,136 Freddie Mac Multi-Family ML Certificates, Series ML 10,
Series 2021, 2021
2.032% 1/25/38 AA+ 6,302,113
Total Asset-Backed and Mortgage-Backed Securities (cost $13,263,033) 10,500,577
Total Long-Term Investments (cost $8,149,107,630) 7,910,072,391
Borrowings - (0.2)% (11) (14,666,930)
Other Assets & Liabilities, Net -   1.3% 106,290,350
Net Assets - 100% $ 8,001,695,811
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development
Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.750% 12/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticiplate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Borrowings as a percentage of Total Investments is 0.2%.

Nuveen Intermediate Duration Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
LIBOR London Inter-Bank Offered Rate
SIFMA Securities Industry and Financial Market Association
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments March 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.9%
X
6,477,847,884 MUNICIPAL BONDS - 95.7%
X 6,477,847,884
Alabama - 2.2%
$ 9,810 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   $ 9,823,342
1,760 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/01/25)
9/25 at 100.38 A1   1,750,707
10,000 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 5 Series 2020A-1, 4.000%, 10/01/49, (Mandatory Put
10/01/26)
7/26 at 100.65 A1   9,929,200
7,500 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 7 Series 2021C-1, 4.000%, 10/01/52, (Mandatory Put
12/01/26)
9/26 at 100.68 A2   7,407,300
3,410 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 8 Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/29)
9/29 at 100.40 A-   3,307,359
3,600 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Series 2022B-1, 4.000%, 4/01/53, (Mandatory Put 10/01/27)
7/27 at 100.42 A2   3,542,976
5,270 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 6/01/51, (Mandatory Put 12/01/31)
9/31 at 100.53 Aa1   5,196,167
1,000 Cental Etowah County Solid Waste Disposal Authority, Alabama, Tax-
Exempt Solid Waste Disposal Revenue Bonds, Series 2020A, 6.000%,
7/01/45, (Pre-refunded 7/01/25), (AMT), 144A
7/25 at 103.00 N/R  (4) 1,071,700
1,025 Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020, 5.000%, 8/01/24 - AGM Insured
No Opt. Call AA   1,054,284
8,215 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   8,145,666
11,755 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   11,213,212
23,445 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2008, 2.900%, 7/15/34, (Mandatory Put 12/12/23)
No Opt. Call A1   23,385,684
7,500 Selma Industrial Development Board, Alabama, Gulf Opportunity Zone
Revenue Bonds, International Paper Company Project, Refunding
Series 2020A, 1.375%, 5/01/34, (Mandatory Put 6/16/25)
No Opt. Call BBB   6,991,725
19,250 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   19,259,818
9,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51, (Mandatory Put
12/01/31)
9/31 at 100.62 A1   8,752,770
14,285 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 5/01/53, (Mandatory Put
8/01/28)
5/28 at 100.34 A2   14,726,549

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Alabama (continued)
$ 10,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 5, Series 2023A, 5.250%, 1/01/54, (Mandatory Put
7/01/29)
4/29 at 100.18 A1   $ 10,553,200
Total Alabama 146,111,659
Alaska - 1.1%
1,220 Alaska Housing Finance Corporation, General Obligation Bonds, State
Capital Project II, Social Series 2021A, 4.000%, 12/01/25
No Opt. Call AA+   1,261,675
1,380 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2016A-II, 1.900%, 12/01/24
No Opt. Call AA+   1,351,199
12,345 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020A-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   9,859,211
23,000 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2020B-II, 2.000%, 12/01/35
6/29 at 100.00 AA+   18,669,330
3,560 Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
General Series 2022A-II, 2.150%, 12/01/36
12/30 at 100.00 AA+   2,962,561
8,110 Alaska Housing Finance Corporation, Mortgage Revenue Bonds, Series
2022B-1, 2.150%, 6/01/36
12/30 at 100.00 AA+   6,574,777
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,655 5.000%, 1/01/24, (AMT) No Opt. Call Baa2   1,670,855
3,565 5.000%, 1/01/26, (AMT) 7/25 at 100.00 Baa2   3,663,929
Alaska Industrial Development and Export Authority,
Revenue Bonds, Greater Fairbanks Community Hospital
Foundation Project, Refunding Series 2019:
5,145 5.000%, 4/01/27 No Opt. Call A+   5,527,171
5,355 5.000%, 4/01/28 No Opt. Call A+   5,836,736
5,575 5.000%, 4/01/29 No Opt. Call A+   6,145,545
Alaska State, General Obligation Bonds, Series 2023A:
2,500 5.000%, 8/01/24 No Opt. Call AA-   2,576,375
2,000 5.000%, 8/01/25 No Opt. Call AA-   2,111,560
2,020 North Slope Borough, Alaska, General Obligation Bonds, Refunding
General Purpose Series 2021A, 5.000%, 6/30/24
No Opt. Call AA   2,077,045
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
520 4.000%, 6/01/23 No Opt. Call A   520,380
550 5.000%, 6/01/24 No Opt. Call A   559,113
1,000 5.000%, 6/01/25 No Opt. Call A   1,030,210
160 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%,
6/01/31
No Opt. Call A   159,504
Total Alaska 72,557,176
Arizona - 1.6%
Arizona Industrial Development Authority, Hospital
Revenue Bonds, Phoenix Children's Hospital, Series
2021A:
1,450 5.000%, 2/01/24 No Opt. Call AA-   1,476,129
1,300 5.000%, 2/01/25 No Opt. Call AA-   1,353,456
915 5.000%, 2/01/26 No Opt. Call AA-   976,406
Arizona State, Certificates of Participation, Refunding
Series 2019A:
5,540 5.000%, 10/01/26, (ETM) No Opt. Call Aa2  (4) 6,044,251

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 5,055 5.000%, 10/01/27, (ETM) No Opt. Call Aa2  (4) $ 5,647,446
17,125 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2005,
2.400%, 12/01/35, (Mandatory Put 8/14/23)
No Opt. Call A   17,044,170
9,195 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   9,158,772
13,100 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   13,258,510
5,000 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
1, 5.000%, 9/01/42, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   5,240,900
6,885 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   7,217,752
4,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 4.125%, 9/01/32,
(AMT), (Mandatory Put 3/31/26)
No Opt. Call A+   4,051,960
Glendale Industrial Development Authority, Arizona,
Revenue Bonds, Midwestern University, Refunding Series
2020:
550 5.000%, 5/15/23 No Opt. Call AA   551,441
530 4.000%, 5/15/24 No Opt. Call AA   538,040
3,030 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Series 2019C, 4.540%, 1/01/35,
(Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread)
(5)
10/23 at 100.00 AA-   3,019,577
10,050 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2003A, 3.000%, 1/01/38, (Mandatory
Put 6/01/24)
No Opt. Call BBB   9,978,243
4,500 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010A, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   4,018,230
2,150 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, Public Service Company of New Mexico Palo
Verde Project, Refunding Series 2010B, 0.875%, 6/01/43, (Mandatory
Put 10/01/26)
No Opt. Call BBB   1,919,821
1,270 Maricopa County Unified School District 60 Higley, Arizona, General
Obligation Bonds, School Improvement Project of 2013, Series
2014A, 4.000%, 7/01/24
No Opt. Call Aa2   1,292,415
3,615 Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding
Series 2015, 5.000%, 7/01/26
7/25 at 100.00 AA   3,812,560
1,105 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project of
2019, Series 2022D, 5.000%, 7/01/24
No Opt. Call AAA   1,137,918
1,660 Pima County, Arizona, Sewer System Revenue Obligations, Refunding
Series 2016, 5.000%, 7/01/23, (ETM)
No Opt. Call N/R  (4) 1,668,848
Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2014:
2,000 5.000%, 8/01/23 No Opt. Call AA   2,015,500
2,055 5.000%, 8/01/24 No Opt. Call AA   2,120,513

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014,
5.000%, 8/01/24
No Opt. Call AA   $ 1,031,880
80 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.000%, 12/01/32
No Opt. Call A3   85,354
3,350 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021C-2.
TEMPS -60, 1.125%, 12/01/26
5/23 at 100.00 N/R   2,908,571
3,715 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002,
1.300%, 6/01/27, (AMT)
No Opt. Call A-   3,297,285
Total Arizona 110,865,948
Arkansas - 0.5%
11,295 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Capital
Improvement Series 2022, 2.875%, 11/01/32
11/26 at 100.00 AA-   11,076,894
3,870 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding &
Capital Improvement Series 2019A, 2.000%, 11/01/29
11/26 at 100.00 AA-   3,853,940
Pulaksi County Public Facilities Board, Arkansas, Health
Facilities Revenue Bonds, CARTI Project, Series 2013:
1,180 5.250%, 7/01/27, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R  (4) 1,186,997
545 5.250%, 7/01/28, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R  (4) 548,232
Pulaski County Public Facilities Board, Arkansas,
Healthcare Revenue Bonds, Baptist Health, Series 2014:
1,760 5.000%, 12/01/23 No Opt. Call A   1,782,475
2,195 5.000%, 12/01/24 No Opt. Call A   2,263,572
2,000 Rogers School District 30, Benton County, Arkansas, General Obligation
Bonds, Construction Series 2019, 2.125%, 2/01/31
2/25 at 100.00 Aa2   1,888,160
Rogers School District 30, Benton County, Arkansas,
General Obligation Bonds, Refunding Series 2019:
2,560 3.000%, 2/01/27 8/24 at 100.00 Aa2   2,570,547
3,790 3.000%, 2/01/28 8/24 at 100.00 Aa2   3,802,962
3,915 3.000%, 2/01/29 8/24 at 100.00 Aa2   3,924,513
Total Arkansas 32,898,292
California - 4.1%
17,400 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45,
(Mandatory Put 4/01/26)
10/25 at 100.00 AA   17,226,348
4,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   4,096,400
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green SIFMA Index Rate Series 2022A-1, 4.000%,
5/01/53, (Mandatory Put 8/01/28)
5/28 at 100.03 A1   9,993,700
California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds, Los Angeles
County Securitization Corporation, Series 2020A:
880 4.000%, 6/01/23 No Opt. Call A   880,836
605 5.000%, 6/01/24 No Opt. Call A   615,600
805 5.000%, 6/01/25 No Opt. Call A   830,019
1,980 5.000%, 6/01/26 No Opt. Call A   2,072,803
840 5.000%, 6/01/27 No Opt. Call A   890,988
1,185 5.000%, 6/01/28 No Opt. Call A   1,273,377
1,475 5.000%, 6/01/29 No Opt. Call A   1,606,776
1,000 5.000%, 6/01/30 No Opt. Call A   1,101,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,335 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2011A, 3.000%, 3/01/41,
(Mandatory Put 3/01/24)
9/23 at 100.00 A   $ 6,337,851
10,235 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanante System, Series 2006C, 5.000%, 6/01/41, (Mandatory Put
11/01/29)
No Opt. Call AA-   11,845,989
8,695 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36,
(Mandatory Put 10/01/25)
10/25 at 100.00 A1   8,459,887
California Health Facilities Financing Authority, Revenue
Bonds, Providence Saint Joseph Health, Term Rate Series
2019C:
3,045 5.000%, 10/01/39, (Mandatory Put 10/01/25) 10/25 at 100.00 A1   3,179,985
2,665 5.000%, 10/01/39, (Pre-refunded 10/01/25) 10/25 at 100.00 N/R  (4) 2,825,193
17,930 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   17,934,482
1,085 California Infrastructure and Economic Development Bank, Revenue
Bonds, J Paul Getty Trust, Refunding Series 2020A-1, 4.000%, 4/01/26
No Opt. Call AAA   1,142,017
19,790 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 3.000%, 12/31/30 - AGM Insured,
(AMT)
6/28 at 100.00 AA   19,172,156
California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A:
1,920 5.000%, 2/01/24 No Opt. Call A3   1,951,930
1,700 5.000%, 2/01/25 No Opt. Call A3   1,753,312
2,000 5.000%, 2/01/26 No Opt. Call A3   2,104,000
1,500 5.000%, 2/01/27 No Opt. Call A3   1,607,670
9,270 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2019A, 2.400%,
10/01/44, (AMT), (Mandatory Put 10/01/29)
7/29 at 100.00 A-   8,459,246
1,525 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%,
10/01/41, (AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 A-   1,535,812
6,800 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series 2015A-2,
3.625%, 7/01/27, (AMT)
7/25 at 100.00 A-   6,742,948
9,020 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%,
7/01/25, (AMT)
No Opt. Call A-   8,978,237
6,700 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Waste Management, Inc. Project, Refunding Series
2015B-1, 3.000%, 11/01/25, (AMT)
No Opt. Call A-   6,603,453
4,215 California Pollution Control Financing Authority, Water Facilities
Revenue Bonds, American Water Capital Corporation, Project,
Refunding Series 2020, 0.600%, 8/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,168,930
5,600 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/29
12/24 at 100.00 BB+   5,757,192
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.000%, 12/01/27, 144A
6/26 at 100.00 BB+   1,035,360

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Statewide Communities Development
Authority, California, Revenue Bonds, Loma Linda
University Medical Center, Series 2018A:
$ 1,070 5.000%, 12/01/26, 144A No Opt. Call BB+   $ 1,119,894
325 5.000%, 12/01/27, 144A No Opt. Call BB+   340,083
765 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
5.000%, 7/01/24, (ETM)
No Opt. Call N/R  (4) 788,455
255 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46,
(Mandatory Put 11/01/29)
No Opt. Call AA-   295,137
335 California Statewide Communities Development Authority, Revenue
Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45,
(Mandatory Put 11/01/29)
No Opt. Call AA-   387,729
2,145 California Statewide Community Development Authority, Revenue
Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38,
(Mandatory Put 11/01/29)
No Opt. Call AA-   2,482,623
5,010 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 Aa3  (4) 5,298,526
12,260 Los Angeles County, California, Tax and Revenue Anticipation Notes,
Series 2022-23, 4.000%, 6/30/23
No Opt. Call N/R   12,301,194
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A:
1,000 5.000%, 5/15/25, (AMT) (WI/DD, Settling 4/11/23) No Opt. Call AA-   1,040,340
1,500 5.000%, 5/15/26, (AMT) (WI/DD, Settling 4/11/23) No Opt. Call AA-   1,588,410
2,250 5.000%, 5/15/27, (AMT) (WI/DD, Settling 4/11/23) No Opt. Call AA-   2,421,315
2,000 5.000%, 5/15/28, (AMT) (WI/DD, Settling 4/11/23) No Opt. Call AA-   2,181,440
2,835 5.000%, 5/15/29, (AMT) (WI/DD, Settling 4/11/23) No Opt. Call AA-   3,127,459
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Senior Lien Series 2018B,
5.000%, 5/15/26, (AMT)
No Opt. Call AA   4,243,280
9,565 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
5.000%, 5/15/28, (AMT)
No Opt. Call AA   10,468,893
4,725 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2021D,
5.000%, 5/15/26, (AMT)
No Opt. Call AA-   5,005,145
12,340 Los Angeles, California, General Obligation Bonds, Tax & Revenue
Anticipation Notes, Series 2022, 4.000%, 6/29/23
No Opt. Call N/R   12,379,858
6,665 Metropolitan Water District of Southern California, Water Revenue
Bonds, Refunding Series 2022B, 3.000%, 7/01/28
No Opt. Call AAA   6,947,196
2,725 New Haven Unified School District, California, General Obligation
Bonds, Refunding Series 2014A, 5.000%, 8/01/25 - BAM Insured
8/24 at 100.00 AA   2,809,693
10 San Bernardino, California, GNMA Mortgage-Backed Securities
Program Single Family Mortgage Revenue Refunding Bonds, Series
1990A, 7.500%, 5/01/23, (ETM)
No Opt. Call AA+  (4) 10,036
13,975 San Diego Association of Governments, California, Capital Grants
Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green
Series 2019B, 1.800%, 11/15/27
11/26 at 100.00 A-   13,453,313
7,175 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2023A,
5.000%, 5/01/27, (AMT)
No Opt. Call A1   7,695,905

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,000 University of California, General Revenue Bonds, Series 2023BM,
5.000%, 5/15/28
No Opt. Call AA   $ 3,417,750
Vernon, California, Electric System Revenue Bonds,
Series 2021A:
2,850 5.000%, 4/01/23 No Opt. Call BBB+   2,850,000
2,525 5.000%, 4/01/24 No Opt. Call BBB+   2,568,278
2,000 5.000%, 4/01/25 No Opt. Call BBB+   2,069,820
2,250 5.000%, 10/01/25 No Opt. Call BBB+   2,351,948
Vernon, California, Electric System Revenue Bonds,
Series 2022A:
255 5.000%, 8/01/23 No Opt. Call BBB+   256,451
700 5.000%, 8/01/24 No Opt. Call BBB+   716,226
500 5.000%, 8/01/25 No Opt. Call BBB+   520,865
980 Washington Township Health Care District, California, Revenue Bonds,
Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Baa2   983,842
Total California 274,305,121
Colorado - 2.7%
1,630 Adams and Arapahoe Counties Joint School District 28J, Aurora,
Colorado, General Obligation Bonds, Refunding Series 2022, 5.000%,
12/01/24
No Opt. Call Aa1   1,694,352
2,750 Arapahoe County School District 5 Cherry Creek, Colorado, General
Obligation Bonds, Series 2012B, 2.500%, 12/15/28
5/23 at 100.00 AA+   2,750,385
7,610 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%,
11/15/24
5/24 at 100.00 AA   7,804,283
3,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call A-   3,123,120
19,710 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   20,370,679
18,945 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   19,877,852
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.000%, 11/01/26
No Opt. Call A-   1,066,610
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/23, (ETM)
No Opt. Call N/R  (4) 501,905
13,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, 5.000%, 5/15/62,
(Mandatory Put 8/15/28)
8/27 at 102.27 AA+   14,469,520
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
4,635 5.000%, 1/01/27 No Opt. Call AA+   5,044,132
5,150 5.000%, 1/01/28 No Opt. Call AA+   5,725,049
630 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021E, 1.950%, 11/01/36
5/30 at 100.00 AAA   494,663
2,500 Colorado Housing and Finance Authority, Single Family Mortgage
Bonds, Class I Series 2021H, 1.800%, 11/01/36
5/30 at 100.00 AAA   1,901,825
4,675 Colorado State, Certificates of Participation, Rural Series 2021A,
5.000%, 12/15/24
No Opt. Call Aa2   4,864,104

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 473 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 4.500%, 12/01/27
5/23 at 103.00 N/R   $ 466,690
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
12,935 5.000%, 11/15/26, (AMT) No Opt. Call AA-   13,824,411
6,750 5.000%, 11/15/27, (AMT) No Opt. Call AA-   7,297,155
4,580 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022C, 5.000%, 11/15/25
No Opt. Call AA-   4,876,692
7,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022D, 5.000%, 11/15/24, (AMT)
No Opt. Call AA-   7,223,720
13,115 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/24, (AMT)
No Opt. Call A+   13,546,221
9,195 Denver, Colorado, General Obligation Bonds, Elevate Denver, Series
2019A, 5.000%, 8/01/25
No Opt. Call AAA   9,740,080
3,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2021B, 3.586%, 9/01/39, (Mandatory Put 9/01/24)
(SOFR*0.67% reference rate + 0.350% spread) (5)
6/24 at 100.00 A   2,988,240
2,957 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A, 4.625%,
12/01/27
5/23 at 103.00 N/R   2,923,290
Regional Transportation District, Colorado, Private
Activity Bonds, Denver Transit Partners Eagle P3 Project,
Series 2020A:
575 5.000%, 1/15/24 No Opt. Call A-   580,796
475 5.000%, 7/15/24 No Opt. Call A-   482,985
325 5.000%, 1/15/25 No Opt. Call A-   332,826
400 5.000%, 7/15/25 No Opt. Call A-   412,932
500 3.000%, 1/15/26 No Opt. Call A-   493,810
425 5.000%, 7/15/26 No Opt. Call A-   445,340
1,425 5.000%, 1/15/27 No Opt. Call A-   1,503,076
625 5.000%, 7/15/27 No Opt. Call A-   663,825
555 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 3.000%, 12/01/25
12/24 at 103.00 N/R   526,168
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R   364,984
805 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
4.125%, 12/01/31
3/26 at 103.00 N/R   729,507
17,525 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Refunding Series 2019C, 5.000%, 11/15/47, (Mandatory Put
11/15/24)
5/24 at 100.00 AA   17,892,675
6,395 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 2.000%, 6/01/51, (Mandatory Put 10/15/25)
No Opt. Call Aa1   6,234,166
Total Colorado 183,238,068
Connecticut - 2.2%
7,085 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53,
(Mandatory Put 1/01/25)
10/24 at 100.93 A+   7,334,038
1,250 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/25
No Opt. Call BBB+   1,261,512

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 27,535 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2015A, 0.375%, 7/01/35, (Mandatory
Put 7/12/24)
No Opt. Call AAA   $ 26,569,072
6,885 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37, (Mandatory
Put 7/03/23)
No Opt. Call AAA   6,839,628
9,620 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Series 2017C-2, 2.800%, 7/01/57, (Mandatory
Put 2/03/26)
No Opt. Call AAA   9,575,075
17,810 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale University, Variable Rate Demand Obligations, Series
1999-U1, 1.100%, 7/01/33, (Mandatory Put 2/11/25)
No Opt. Call AAA   17,154,236
28,090 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49,
(Mandatory Put 7/01/24)
1/24 at 100.00 AA-   27,402,919
1,955 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2018D-1, 3.750%, 11/15/33
11/27 at 100.00 AAA   1,993,064
5,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019F-1, 2.600%, 11/15/34
11/28 at 100.00 AAA   4,458,100
3,525 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020A-1, 2.300%, 11/15/35
5/29 at 100.00 AAA   3,082,436
4,350 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-1, 1.950%, 11/15/35
11/29 at 100.00 AAA   3,401,743
1,190 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020C-2, 2.200%, 11/15/34, (AMT)
11/29 at 100.00 AAA   1,063,467
4,000 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021A-1, 1.700%, 5/15/34
5/30 at 100.00 AAA   3,212,680
3,900 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2021B-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   3,008,928
12,115 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36
11/30 at 100.00 AAA   9,786,739
1,175 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call AA-   1,247,368
1,500 Connecticut State, General Obligation Bonds, Series 2022E, 5.000%,
11/15/26
No Opt. Call AA-   1,639,200
1,750 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23
No Opt. Call AA   1,771,053
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Series
2022B:
6,085 5.000%, 7/01/25 No Opt. Call AA   6,424,421
3,210 5.000%, 7/01/26 No Opt. Call AA   3,476,527
5,000 Greenwich, Connecticut, General Obligation Bonds, Bond Anticipation
Note Series 2023, 4.000%, 2/08/24
No Opt. Call N/R   5,061,900
West Haven, Connecticut, General Obligation Bonds,
Series 2012:
2,000 5.000%, 8/01/23 - AGM Insured 5/23 at 100.00 AA   2,003,320
1,000 5.000%, 8/01/25 - AGM Insured 5/23 at 100.00 AA   1,001,700
Total Connecticut 148,769,126

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Delaware - 0.9%
$ 27,285 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%,
10/01/45, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   $ 25,013,524
9,000 Delaware Economic Development Authority, Exempt Facility Revenue
Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%,
10/01/40, (Mandatory Put 10/01/25)
10/25 at 100.00 BBB-   8,250,750
14,130 Delaware Economic Development Authority, Gas Facilities Revenue
Bonds, Delmarva Power & Light Company Project, Refunding Series
2020, 1.050%, 1/01/31, (Mandatory Put 7/01/25)
No Opt. Call A   13,502,345
Delaware Transportation Authority, Transportation
System Revenue Bonds, Senior Lien Series 2020:
4,975 5.000%, 7/01/27 No Opt. Call AA+   5,532,449
9,830 5.000%, 7/01/28 No Opt. Call AA+   11,184,574
Total Delaware 63,483,642
District of Columbia - 1.3%
5,000 District of Columbia, General Obligation Bonds, Series 2023B, 5.000%,
6/01/26
No Opt. Call Aaa   5,412,250
2,405 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/26
No Opt. Call AAA   2,635,399
25,040 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Series 2019C, 5.000%, 10/01/25
No Opt. Call AAA   26,626,535
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
10,830 5.000%, 10/01/23, (AMT) No Opt. Call AA-   10,923,138
8,875 5.000%, 10/01/24, (AMT) No Opt. Call AA-   9,110,010
7,320 5.000%, 10/01/25, (AMT) No Opt. Call AA-   7,671,360
8,200 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/27, (AMT)
No Opt. Call AA-   8,847,718
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
2,500 5.000%, 10/01/26, (AMT) No Opt. Call Aa3   2,665,975
2,700 5.000%, 10/01/27, (AMT) No Opt. Call Aa3   2,913,273
8,000 5.000%, 10/01/28, (AMT) No Opt. Call Aa3   8,766,800
1,260 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24
No Opt. Call AA-   1,298,165
Total District of Columbia 86,870,623
Florida - 3.5%
Broward County, Florida, Airport System Revenue Bonds,
Series 2015A:
5,000 5.000%, 10/01/24, (AMT) No Opt. Call A+   5,117,700
5,725 5.000%, 10/01/25, (AMT) No Opt. Call A+   5,964,820
2,395 5.000%, 10/01/26, (AMT) 10/25 at 100.00 A+   2,489,651
4,185 5.000%, 10/01/27, (AMT) 10/25 at 100.00 A+   4,348,508
1,040 Broward County, Florida, Airport System Revenue Bonds, Series 2017,
5.000%, 10/01/23, (AMT)
No Opt. Call A+   1,047,935
11,225 Citizens Property Insurance Corporation, Florida, Coastal Account
Senior Secured Bonds, Series 2015A-1, 5.000%, 6/01/25
12/24 at 100.00 AA   11,608,895
Clay County, Florida, Sales Surtax Revenue Bonds, Series
2020.:
1,885 5.000%, 10/01/28 No Opt. Call AA   2,121,398
1,740 5.000%, 10/01/29 No Opt. Call AA   1,987,323

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,325 Florida Department of Transportation, Full Faith and Credit Right-of-
Way Acquisition and Bridge Construction Bonds, Refunding Series
2015A, 5.000%, 7/01/23
No Opt. Call AAA   $ 5,356,524
Florida Development Finance Corporation, Florida,
Surface Transportation Facility Revenue Bonds, Virgin
Trains USA Passenger Rail Project, Series 2019A:
18,680 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   18,495,255
26,750 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   25,286,240
24,930 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   23,241,740
9,900 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   9,777,042
23,660 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   23,847,387
1,595 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2018-2, 3.750%, 7/01/33
1/28 at 100.00 Aaa   1,565,620
6,925 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Series 2019-1, 2.800%, 7/01/34
7/28 at 100.00 Aaa   6,605,619
2,310 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 1.800%, 7/01/36
1/30 at 100.00 Aaa   1,775,951
2,825 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-2, 1.800%, 7/01/36
7/30 at 100.00 Aaa   2,221,863
Hillsborough County Aviation Authority, Florida,
Revenue Bonds, Tampa International Airport, Alternative
Minimum Tax Refunding Subordinate Lien Series 2022A:
2,300 5.000%, 10/01/25, (AMT) No Opt. Call Aa3   2,410,400
3,080 5.000%, 10/01/26, (AMT) No Opt. Call Aa3   3,284,481
10,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 AA-  (4) 10,275,100
2,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Forward
Delivery Series 2022A, 5.000%, 10/01/25
No Opt. Call AA   2,117,740
Manatee County School District, Florida, Sales Tax
Revenue Bonds, Series 2017:
3,160 5.000%, 10/01/23 - AGM Insured No Opt. Call AA   3,197,098
2,800 5.000%, 10/01/25 - AGM Insured No Opt. Call AA   2,965,536
2,340 5.000%, 10/01/26 - AGM Insured No Opt. Call AA   2,534,150
2,040 5.000%, 10/01/27 - AGM Insured 4/27 at 100.00 AA   2,225,926
2,975 5.000%, 10/01/28 - AGM Insured 4/27 at 100.00 AA   3,242,988
2,595 5.000%, 10/01/29 - AGM Insured 4/27 at 100.00 AA   2,826,007
4,060 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Refunding Series 2014B, 5.000%, 7/01/23
No Opt. Call A   4,082,046
3,000 Miami-Dade County Industrial Development Authority, Florida, Solid
Waste Revenue Bonds, Waste Management Inc. of Florida Project,
Series 2008, 0.400%, 8/01/23, (AMT)
No Opt. Call A-   2,962,260
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/36, (AMT)
10/24 at 100.00 A1   5,033,650
2,500 Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds,
Waste Management Inc., Series 2004A, 0.550%, 7/01/39, (Mandatory
Put 7/01/24)
No Opt. Call A-   2,400,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Orlando, Florida, Tourist Development Tax Revenue
Bonds, 6th Cent Contract Payments, Refunding Senior
Series 2017A:
$ 2,170 5.000%, 11/01/29 - AGM Insured 11/27 at 100.00 AA   $ 2,380,685
9,215 5.000%, 11/01/30 - AGM Insured 11/27 at 100.00 AA   10,103,879
2,250 Palm Beach County School Board, Florida, Certificates of Participation,
Series 2022B, 5.000%, 8/01/24
No Opt. Call Aa3   2,318,737
2,485 Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida
Incorporated Project, Entrance Fee 2021B-2, 1.450%, 1/01/27
No Opt. Call BBB   2,188,043
575 Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding
Series 2014, 5.000%, 9/01/23
No Opt. Call AA   580,589
South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017:
1,805 5.000%, 8/15/23 No Opt. Call AA-   1,819,964
2,215 5.000%, 8/15/24 No Opt. Call AA-   2,281,760
5,500 5.000%, 8/15/25 No Opt. Call AA-   5,757,125
5,780 Tampa Bay, Florida, Regional Water Supply Authority, Utility System
Revenue Bonds, Series 2015A, 5.000%, 10/01/26
10/25 at 100.00 AA+   6,105,934
280 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)
5/23 at 100.00 N/R   252,185
305 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)
5/23 at 100.00 N/R   3
Total Florida 236,205,757
Georgia - 1.9%
115 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%,
1/01/29
1/24 at 100.00 AA-   116,935
5,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2022D, 5.000%, 7/01/26,
(AMT)
No Opt. Call Aa3   5,307,300
8,440 Columbus Medical Center Hospital Authority, Georgia, Revenue
Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%,
7/01/54, (Mandatory Put 7/01/29)
1/29 at 100.00 AA-   9,353,630
4,140 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2019A, 5.000%,
7/01/54, (Mandatory Put 7/01/24)
1/24 at 100.00 AA-   4,197,008
2,885 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2020A, 2.750%, 12/01/35
6/29 at 100.00 AAA   2,543,041
2,750 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2021A, 2.250%, 12/01/36
12/30 at 100.00 AAA   2,227,198
24,620 Georgia State, General Obligation Bonds, Refunding Series 2022C,
4.000%, 7/01/24
No Opt. Call AAA   25,069,807
10,750 Georgia State, General Obligation Bonds, Series 2015A, 5.000%,
2/01/24
No Opt. Call AAA   10,967,688
5,035 Georgia State, General Obligation Bonds, Series 2017A, 5.000%,
2/01/32
2/27 at 100.00 AAA   5,532,961
4,590 Georgia State, General Obligation Bonds, Tranche 1 Series 2016A,
5.000%, 2/01/25
No Opt. Call AAA   4,798,845
6,050 Georgia State, General Obligation Bonds, Tranche 2 Series 2016A,
5.000%, 2/01/28
2/26 at 100.00 AAA   6,503,326

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 12,390 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   $ 12,458,641
10,060 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022A, 4.000%, 9/01/52, (Mandatory Put 12/01/29)
9/29 at 100.28 A3   9,842,000
7,500 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 12/01/52, (Mandatory Put 6/01/29)
3/29 at 100.24 A3   7,798,275
18,900 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   18,032,301
2,055 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2023B, 5.000%, 7/01/53, (Mandatory Put 3/01/30)
12/29 at 100.31 Aa1   2,176,348
1,035 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, Series
2009-2, 3.875%, 10/01/48, (Mandatory Put 3/06/26)
No Opt. Call BBB+   1,050,080
Total Georgia 127,975,384
Guam - 0.1%
Guam Power Authority, Revenue Bonds, Refunding
Series 2022A:
3,125 5.000%, 10/01/23 No Opt. Call BBB   3,146,250
2,365 5.000%, 10/01/24 No Opt. Call BBB   2,414,783
Total Guam 5,561,033
Hawaii - 0.5%
17,130 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Series 2017A, 3.100%, 5/01/26, (AMT)
No Opt. Call A-   16,788,428
10,340 HAWAIIAN ELECTRIC COMPANY INC. and Its Subsidiaries, Special
Purpose Revenue Bonds, Department of Budget and Finance of the
State of Hawaii, Series 2015, 3.250%, 1/01/25, (AMT)
No Opt. Call A-   10,254,488
5,865 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D, 5.000%, 9/01/30
9/27 at 100.00 AA+   6,518,947
2,200 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Refunding Senior Series 2015B, 5.000%,
7/01/26
7/25 at 100.00 Aa2   2,319,262
Total Hawaii 35,881,125
Idaho - 0.6%
Idaho Health Facilities Authority, Revenue Bonds, Saint
Luke's Health System Project, Series 2018A:
4,500 5.000%, 3/01/25 No Opt. Call A   4,673,610
6,020 5.000%, 3/01/26 No Opt. Call A   6,358,083
4,320 5.000%, 3/01/27 No Opt. Call A   4,633,848
4,815 5.000%, 3/01/29 9/28 at 100.00 A   5,263,421
4,880 5.000%, 3/01/31 9/28 at 100.00 A   5,327,106
12,935 Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch
Corporation Project, Refunding Series 2016, 2.750%, 10/01/24
No Opt. Call BBB-   12,756,367
Total Idaho 39,012,435
Illinois - 6.1%
Adams County School District 172, Quincy, Illinois,
General Obligation Bonds, Series 2016:
1,290 5.000%, 2/01/25 - AGM Insured No Opt. Call AA   1,342,813
1,455 5.000%, 2/01/27 - AGM Insured 2/26 at 100.00 AA   1,546,083

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chanpaign County Community Unit School District
4, Illinois, General Obligation Bonds, School Building
Series 2020A:
$ 550 0.000%, 1/01/26 No Opt. Call AA   $ 504,751
780 0.000%, 1/01/27 No Opt. Call AA   694,372
585 0.000%, 1/01/28 No Opt. Call AA   504,703
19,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30,
144A
12/27 at 100.00 BB+   21,394,450
3,300 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34
12/27 at 100.00 BB+   3,398,472
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065 0.000%, 12/01/25 No Opt. Call BB+   965,103
1,455 0.000%, 12/01/26 No Opt. Call BB+   1,270,724
Chicago, Illinois, General Airport Revenue Bonds,
O'Hare International Airport, Refunding Senior Lien
Series 2022C:
2,000 5.000%, 1/01/24 No Opt. Call A+   2,025,780
1,250 5.000%, 1/01/25 No Opt. Call A+   1,288,987
2,475 5.000%, 1/01/26 No Opt. Call A+   2,581,252
2,510 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.000%, 1/01/34
1/32 at 100.00 BBB+   2,710,775
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
7,725 5.000%, 1/01/24 No Opt. Call BBB+   7,805,804
4,260 5.000%, 1/01/25 No Opt. Call BBB+   4,359,556
1,970 5.000%, 1/01/26 No Opt. Call BBB+   2,040,230
Cook County High School District 212 Leyden, Illinois,
General Obligation Bonds, Limited Tax Series 2016C:
1,025 5.000%, 12/01/23 No Opt. Call AA   1,039,022
1,825 5.000%, 12/01/25 12/24 at 100.00 AA   1,890,718
2,100 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021B, 4.000%, 11/15/24
No Opt. Call AA-   2,135,595
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2022A:
10,000 5.000%, 11/15/24 No Opt. Call AA-   10,326,000
5,020 5.000%, 11/15/25 No Opt. Call AA-   5,296,853
DuPage County School District 58 Downers Grove,
Illinois, General Obligation Bonds, Limited Tax Capital
Appreciation School Series 2018:
980 0.000%, 12/15/26 No Opt. Call N/R   874,827
20 0.000%, 12/15/26, (ETM) No Opt. Call N/R  (4) 18,247
1,050 0.000%, 12/15/27 No Opt. Call Aa1   907,945
8,080 Grundy, Kendall, and Will Counties Community Consolidated School
District 201, Minooka, Illinois, General Obligation Bonds, Refunding
School Series 2019, 3.000%, 10/15/27
10/26 at 100.00 AA-   8,188,191
20,800 Illinois Development Finance Authority, Revenue Bonds, St Vincent de
Paul Center Project, Series 2000A, 2.450%, 11/15/39, (Mandatory Put
3/03/26)
No Opt. Call AA+   20,523,984
11,300 Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project, Series
2012, 1.250%, 11/01/38, (Mandatory Put 11/01/26)
No Opt. Call A   10,450,014
3,170 Illinois Finance Authority, Revenue Bonds, Advocate Health Care
Network, Series 2008A-1, 4.000%, 11/01/30
No Opt. Call AA   3,232,861

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Centegra
Health System, Series 2014A:
$ 620 5.000%, 9/01/23, (ETM) No Opt. Call N/R  (4) $ 625,878
2,240 5.000%, 9/01/24, (ETM) No Opt. Call N/R  (4) 2,313,606
865 5.000%, 9/01/25, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (4) 893,424
Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A:
1,060 5.000%, 7/01/23, (ETM) No Opt. Call Aa3  (4) 1,065,915
1,005 5.000%, 7/01/24, (ETM) No Opt. Call Aa3  (4) 1,033,944
11,800 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A+   12,478,028
1,025 Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare
Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25
No Opt. Call AA-   1,062,218
Illinois Finance Authority, Revenue Bonds, Swedish
Covenant Hospital, Series 2016A:
1,075 5.000%, 8/15/24, (ETM) No Opt. Call N/R  (4) 1,102,531
2,000 5.000%, 8/15/25, (ETM) No Opt. Call N/R  (4) 2,093,200
3,000 5.000%, 8/15/26, (ETM) No Opt. Call N/R  (4) 3,207,270
1,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (Mandatory Put 8/15/27)
5/27 at 100.00 AA-   1,087,380
7,080 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   7,387,414
3,265 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2021A, 5.000%, 10/01/25
No Opt. Call AA+   3,461,259
4,900 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   4,847,619
17,530 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, 835 Wilson, Series 2022, 3.375%, 6/01/25, (Mandatory Put
6/01/24)
6/24 at 100.00 Aaa   17,502,303
10,135 Illinois Housing Development Authority, Revenue Bonds, Green Series
2021B, 1.950%, 10/01/36
4/30 at 100.00 Aaa   7,977,563
2,650 Illinois Municipal Electric Agency, Power Supply System Revenue
Bonds, Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call AA-   2,758,491
5,000 Illinois State, General Obligation Bonds, December Series 2017A,
5.000%, 12/01/24
No Opt. Call A-   5,159,650
5,465 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/28
6/26 at 100.00 A-   5,787,435
Illinois State, General Obligation Bonds, November
Series 2017D:
29,710 5.000%, 11/01/23 No Opt. Call A-   30,040,969
4,175 5.000%, 11/01/24 No Opt. Call A-   4,301,670
1,355 5.000%, 11/01/25 No Opt. Call A-   1,422,737
7,300 3.250%, 11/01/26 No Opt. Call A-   7,351,830
9,720 5.000%, 11/01/26 No Opt. Call A-   10,395,054
20,190 5.000%, 11/01/27 No Opt. Call A-   21,927,551
5,985 5.000%, 11/01/28 11/27 at 100.00 A-   6,494,024
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
5.000%, 11/01/30
11/29 at 100.00 A-   5,563,350
10,610 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/28
2/27 at 100.00 A-   11,386,122
3,750 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call A-   3,886,575

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 3,300 Illinois State, General Obligation Bonds, Refunding March Series
2021C, 4.000%, 3/01/24
No Opt. Call A-   $ 3,328,479
3,860 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25 7/23 at 100.00 A-   3,879,107
315 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2016A, 5.000%, 12/01/32
1/26 at 100.00 AA-   332,117
11,970 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2014D, 5.000%, 1/01/24
No Opt. Call AA-   12,177,320
6,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001,
6.000%, 11/01/26 - FGIC Insured
No Opt. Call A-   6,378,300
Joliet, Illinois, Waterworks and Sewer Revenue Bonds,
Senior Lien Anticipation Notes Series 2022:
5,000 5.000%, 1/01/24 No Opt. Call N/R   5,054,500
5,000 5.000%, 1/01/25 No Opt. Call N/R   5,149,100
Kane County Community Unit School District 304
Geneva, Illinois, General Obligation Bonds, Refunding
Series 2016:
2,630 5.000%, 1/01/26 No Opt. Call AA+   2,799,766
5,195 5.000%, 1/01/27 1/26 at 100.00 AA+   5,531,740
LaSalle and Bureau Counties High School District 120
LaSalle-Peru, Illinois, General Obligation Bonds, School
Building Series 2017:
1,085 5.000%, 12/01/23 - BAM Insured No Opt. Call AA   1,099,919
1,235 5.000%, 12/01/26 - BAM Insured No Opt. Call AA   1,326,316
LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019:
1,495 4.000%, 12/01/25 No Opt. Call Aa2   1,548,461
1,770 4.000%, 12/01/26 No Opt. Call Aa2   1,858,235
350 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2020,
4.000%, 5/01/23 - AGM Insured
No Opt. Call AA   350,280
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2017B:
775 5.000%, 12/15/25 No Opt. Call A   800,792
1,925 5.000%, 12/15/26 No Opt. Call A   2,003,867
360 5.000%, 12/15/27 No Opt. Call A   379,354
1,945 5.000%, 12/15/28 12/27 at 100.00 A   2,033,536
650 5.000%, 12/15/30 12/27 at 100.00 A   679,926
319 Montgomery, Illinois, Lakewood Creek Project Special Assessment
Bonds, Series 2018, 2.850%, 3/01/24 - BAM Insured
No Opt. Call AA   318,604
North Barrington, Lake County, Illinois, Special Tax
Bonds, Special Service Area 19, Refunding Series 2019:
1,000 4.000%, 2/01/33 - BAM Insured 2/28 at 100.00 AA   1,057,810
1,000 4.000%, 2/01/36 - BAM Insured 2/28 at 100.00 AA   1,029,670
1,895 4.000%, 2/01/40 - BAM Insured 2/28 at 100.00 AA   1,923,918
2,010 4.000%, 2/01/44 - BAM Insured 2/28 at 100.00 AA   2,014,321
Northern Illinois University, Auxiliary Facilities System
Revenue Bonds, Series 2021:
325 5.000%, 10/01/25 - BAM Insured No Opt. Call AA   340,681
250 5.000%, 10/01/26 - BAM Insured No Opt. Call AA   266,000
Railsplitter Tobacco Settlement Authority, Illinois,
Tobacco Settlement Revenue Bonds, Series 2017:
2,310 5.000%, 6/01/23 No Opt. Call A   2,316,999
2,665 5.000%, 6/01/24 No Opt. Call A   2,725,043

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 6,085 5.000%, 6/01/25 No Opt. Call A   $ 6,350,245
Round Lake, Lake County, Illinois, Special Tax Bonds,
Lakewood Grove Special Service Areas 1, 3 & 4,
Refunding Series 2017:
1,133 3.200%, 3/01/24 - BAM Insured No Opt. Call AA   1,132,943
1,000 3.300%, 3/01/25 - BAM Insured No Opt. Call AA   1,008,990
1,258 3.450%, 3/01/26 - BAM Insured No Opt. Call AA   1,281,600
1,218 3.600%, 3/01/28 - BAM Insured 3/27 at 100.00 AA   1,255,466
Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A:
4,500 5.000%, 1/01/25 No Opt. Call AA-   4,672,980
8,240 5.000%, 1/01/28 No Opt. Call AA-   9,051,640
6,020 Sales Tax Securitization Corporation, Illinois, Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023A, 5.000%, 1/01/24
No Opt. Call AA-   6,116,260
Southwestern Illinois Development Authority, Health
Facility Revenue Bonds, Hospital Sisters Services, Inc.
Obligated Group, Series 2017A:
2,725 5.000%, 2/15/26 No Opt. Call A+   2,865,310
3,655 5.000%, 2/15/27 No Opt. Call A+   3,903,650
Total Illinois 410,276,367
Indiana - 3.0%
Crown Point Multi-School Building Corporation, Indiana,
First Mortgage Bonds, Crown Point Community School
Corporation, Series 2021:
3,000 5.000%, 7/15/25 No Opt. Call AA+   3,157,620
3,015 5.000%, 1/15/26 No Opt. Call AA+   3,215,347
14,235 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2020A, 0.950%, 12/01/38, (AMT), (Mandatory Put 4/01/26)
No Opt. Call A2   12,814,916
4,500 Indiana Finance Authority, Environmental Facilities Revenue Bonds,
Indianapolis Power & Light Company Project, Refunding Series
2021B, 0.650%, 8/01/25
No Opt. Call A2   4,182,210
32,500 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%,
12/15/46, (AMT), (Mandatory Put 11/15/23)
5/23 at 100.00 Aaa   32,504,875
1,100 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Refunding Series
2021A, 4.125%, 12/01/26
No Opt. Call BB-   1,076,735
Indiana Finance Authority, Environmental Revenue
Bonds, Duke Energy Indiana, Inc. Project, Refunding
Series 2009A-1:
5,750 3.750%, 3/01/31, (AMT), (Mandatory Put 6/01/27) No Opt. Call A2   5,881,445
7,430 4.500%, 5/01/35, (AMT), (Mandatory Put 6/01/32) 6/27 at 100.00 A2   7,605,720
13,560 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   13,317,005
8,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding Series 2011M, 0.700%,
12/01/46, (Mandatory Put 1/01/26)
6/25 at 100.00 AA   7,327,440
145 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/23, (ETM)
No Opt. Call N/R  (4) 146,659
5,680 Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A, 5.000%, 7/01/48, (Pre-
refunded 7/01/23), (AMT)
7/23 at 100.00 N/R  (4) 5,710,274

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Refunding Forward
Delivery Series 2022A:
$ 1,500 5.000%, 10/01/26 No Opt. Call AA   $ 1,632,840
1,610 5.000%, 10/01/27 No Opt. Call AA   1,793,588
Indiana Finance Authority, Wastewater Utility Revenue
Bonds, CWA Authority Project, Series 2015A:
830 5.000%, 10/01/23 No Opt. Call AA   839,661
1,000 5.000%, 10/01/24 No Opt. Call AA   1,035,660
1,800 5.000%, 10/01/25 10/24 at 100.00 AA   1,860,696
1,250 5.000%, 10/01/26 10/24 at 100.00 AA   1,292,150
850 5.000%, 10/01/27 10/24 at 100.00 AA   878,662
3,520 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35
7/29 at 100.00 Aaa   2,721,629
1,250 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36
7/30 at 100.00 Aaa   952,000
2,590 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36
7/30 at 100.00 Aaa   1,972,544
4,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2014D, 5.000%,
1/01/29, (AMT)
1/24 at 100.00 A1   4,037,840
8,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks
Project, Series 2007B, 5.250%, 7/01/24 - NPFG Insured
No Opt. Call AA   8,257,600
10,805 Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds,
Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25
No Opt. Call AA   11,411,593
Indianapolis, Indiana, Thermal Energy System Revenue
Bonds, Refunding First Lien Series 2014A:
730 5.000%, 10/01/23 No Opt. Call A+   738,249
465 5.000%, 10/01/24 No Opt. Call A+   481,303
545 5.000%, 10/01/25 10/24 at 100.00 A+   564,271
830 5.000%, 10/01/26 10/24 at 100.00 A+   859,100
10,000 Indianapolis, Indiana, Thermal Energy System Revenue Bonds,
Refunding First Lien Series 2016A, 5.000%, 10/01/23
No Opt. Call A+   10,113,000
5,605 Mount Vernon, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company Project, Refunding Series
2015, 0.875%, 9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   5,552,593
3,000 Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating
Company Project, Refunding Series 1995A, 3.125%, 7/01/25
No Opt. Call A-   2,963,940
12,000 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company Project, Series 2008D, 0.750%, 4/01/25
No Opt. Call A   11,218,920
13,020 Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana
Michigan Power Company, Series 2002A, 2.750%, 6/01/25
No Opt. Call A-   12,866,234
1,595 Vanderburgh County,Indiana, Redevelopment District Tax Increment
Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24
No Opt. Call A   1,608,621
3,685 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   3,650,545
10,520 Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds,
BP Products North America Inc. Project, Refunidng Series 2019A,
5.000%, 12/01/44, (AMT), (Mandatory Put 6/05/26)
No Opt. Call A2   10,763,538
5,625 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   5,733,506
Total Indiana 202,740,529

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 0.4%
$ 4,385 Des Moines, Iowa, General Obligation Bonds, Series 2021F, 5.000%,
6/01/24
No Opt. Call AA+   $ 4,507,605
5,900 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
4.000%, 12/01/50, (Mandatory Put 12/01/32)
12/29 at 103.00 BBB-   5,751,910
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Green Series 2021A, 1.850%,
7/01/35
7/30 at 100.00 AAA   2,382,810
2,220 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2019D, 2.450%, 7/01/34
1/29 at 100.00 AAA   1,963,856
2,545 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series
2020A, 2.500%, 1/01/35
7/29 at 100.00 AAA   2,261,767
3,000 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021B, 2.000%, 7/01/36
7/30 at 100.00 AAA   2,394,090
1,955 Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social
Series 2021D, 2.000%, 7/01/36
1/31 at 100.00 AAA   1,560,149
3,150 West Des Moines, Iowa, General Obligation Bonds, Urban Renewal
Series 2021B, 5.000%, 6/01/24
No Opt. Call AAA   3,235,522
Total Iowa 24,057,709
Kansas - 0.8%
9,610 Bel Aire, Kansas, General Obligation Bonds, Temporary Notes Series
2021B, 0.375%, 12/01/24
12/23 at 100.00 N/R   9,042,722
5,000 Burlington, Kansas, Environmental Improvement Revenue Bonds,
Kansas City Power and Light Company Project, Refunding Series
1993B, 2.950%, 12/01/23
5/23 at 101.00 A+   4,992,100
5,000 City of Leawood. Kansas, General Obligation Temporary Notes, Series
2022-1, 3.000%, 9/01/23
No Opt. Call N/R   5,003,650
10,345 Kansas Development Finance Authority, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54,
(Mandatory Put 11/15/31)
No Opt. Call AA   11,939,578
20,200 Olathe, Kansas, General Obligation Bonds, Temporary Notes Series
2022A, 5.000%, 8/01/23
No Opt. Call N/R   20,352,914
Total Kansas 51,330,964
Kentucky - 2.3%
7,750 Boone County, Kentucky, Collateralized Pollution Control Revenue
Bonds, Duke Energy Kentucky, Refunding Series 2008A, 3.700%,
8/01/27
6/27 at 100.00 BBB+   7,760,153
6,050 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34,
(AMT), (Mandatory Put 9/01/26)
No Opt. Call A1   5,561,946
30,000 Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42,
(Mandatory Put 9/01/26)
No Opt. Call A1   27,309,900
2,320 Kentucky Asset/Liability Commission, General Fund Revenue Project
Notes, Refunding Series 2021A, 5.000%, 11/01/24
No Opt. Call A1   2,395,887
Kentucky Economic Development Finance Authority,
Hospital Revenue Bonds, Owensboro Health, Refunding
Series 2017A:
6,000 5.000%, 6/01/24 No Opt. Call Baa2   6,121,440
4,200 5.000%, 6/01/25 No Opt. Call Baa2   4,339,398

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 3,350 Louisville and Jefferson County Metropolitan Government Board of
Water Works, Kentucky, Water System Revenue Bonds, Refunding
Series 2022, 5.000%, 11/15/25
No Opt. Call AAA   $ 3,567,884
4,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001A, 0.900%, 9/01/26
No Opt. Call A1   3,705,280
8,000 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2001B, 1.350%, 11/01/27, (AMT)
No Opt. Call A1   7,225,200
18,090 Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2005A, 1.750%, 2/01/35, (Mandatory Put
7/01/26)
No Opt. Call A1   17,151,129
Northern Kentucky Water District, Revenue Bonds,
Refunding Series 2021B:
4,675 4.000%, 2/01/24 No Opt. Call Aa2   4,728,295
4,865 4.000%, 2/01/25 No Opt. Call Aa2   4,987,160
3,565 Oldham County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Refunding Second Series 2016, 4.000%,
9/01/27
No Opt. Call A1   3,763,535
2,545 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 0.700%,
6/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   2,517,794
7,725 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 A1   7,735,197
12,045 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   12,040,302
3,155 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,115,689
3,250 Rural Water Financing Agency, Kentucky, Construction Notes, USDA
Public Projects Series 2023A, 3.900%, 11/01/25
11/23 at 100.00 N/R   3,259,230
3,075 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26
No Opt. Call A1   2,807,906
10,200 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27,
(AMT)
No Opt. Call A1   9,352,992
21,345 Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville
Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44,
(AMT), (Mandatory Put 9/01/27)
No Opt. Call A1   18,019,662
1,735 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Refunding Series
2013, 5.000%, 4/01/23, (ETM)
No Opt. Call AA-  (4) 1,735,000
Total Kentucky 159,200,979
Louisiana - 4.0%
20,500 Lake Charles Harbor and Terminal District, Louisiana, Revenue
Bonds, Big Lake Fuels LLC, Series 2021, 1.000%, 12/01/51, (AMT),
(Mandatory Put 12/01/24)
No Opt. Call A3   19,399,355
Louisiana Citizens Property Insurance Corporation,
Assessment Revenue Bonds, Refunding Series 2016A:
32,285 5.000%, 6/01/23 No Opt. Call A1   32,399,935
9,040 5.000%, 6/01/24 No Opt. Call A1   9,278,113
845 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D, 2.100%, 12/01/36
6/30 at 100.00 Aaa   686,748

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities
and Community Development Authority, Louisiana,
Revenue Bonds, Womans Hospital Foundation Project,
Refunding Series 2017A:
$ 1,825 5.000%, 10/01/23 No Opt. Call A   $ 1,842,484
1,105 5.000%, 10/01/24 No Opt. Call A   1,135,564
3,000 4.000%, 10/01/25 No Opt. Call A   3,076,110
2,245 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Parish
Road Improvements Project, Series 2015, 5.000%, 8/01/24
No Opt. Call AA   2,312,103
24,485 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB   22,560,479
6,070 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2007A, 1.650%, 9/01/27, (Mandatory Put
12/01/23)
No Opt. Call A3   6,009,482
7,025 Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds,
Loop LLC Project, Series 2013A, 1.650%, 9/01/33, (Mandatory Put
12/01/23)
No Opt. Call A3   6,954,961
22,100 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   22,889,191
29,815 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/25)
No Opt. Call A+   30,842,425
7,165 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-3. Term Rate Mode,
5.000%, 6/01/45, (Mandatory Put 6/01/23)
No Opt. Call A+   7,183,987
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
1,000 5.000%, 5/15/29 5/25 at 100.00 A   1,041,320
1,000 5.000%, 5/15/30 5/25 at 100.00 A   1,040,670
Louisiana Public Facilities Authority, Revenue Bonds,
University of New Orleans Research and Technology
Foundation, Inc.- Student Housing Project, Refunding
Series 2014:
1,445 5.000%, 9/01/23 - AGM Insured, (ETM) No Opt. Call AA  (4) 1,458,106
1,565 5.000%, 9/01/24 - AGM Insured, (ETM) No Opt. Call AA  (4) 1,614,219
2,020 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
5/23 at 100.00 BBB+   2,022,727
Louisiana Stadium and Exposition District, Revenue
Refunding Bonds, Senior Lien Series 2013A:
7,265 5.000%, 7/01/26 7/23 at 100.00 A2   7,289,773
1,345 5.000%, 7/01/29 7/23 at 100.00 A2   1,348,309
Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2017C:
2,655 5.000%, 5/01/29 11/27 at 100.00 AA-   2,943,094
3,040 5.000%, 5/01/30 11/27 at 100.00 AA-   3,362,696
3,070 5.000%, 5/01/31 11/27 at 100.00 AA-   3,390,477
4,950 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A, 5.000%, 12/01/25
No Opt. Call A+   5,255,762
New Orleans, Louisiana, Sewerage Service Revenue
Bonds, Series 2015:
1,040 5.000%, 6/01/24 No Opt. Call A   1,066,791
675 5.000%, 6/01/26 6/25 at 100.00 A   709,202

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 2,780 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   $ 2,991,224
3,665 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2011, 5.850%, 8/01/41, (Mandatory Put 6/01/25), 144A
No Opt. Call BB-   3,761,609
16,405 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 7/01/26) (WI/DD, Settling 4/03/23)
No Opt. Call BBB-   16,405,000
18,565 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   18,128,166
20,810 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   19,554,117
10,010 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB-   9,458,449
Total Louisiana 269,412,648
Maine - 0.1%
600 Auburn, Maine, General Obligation Bonds, Edward Little High School
Project, Series 2021, 4.000%, 11/01/23
No Opt. Call AA-   604,854
610 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Series 2021A, 5.000%, 7/01/24 - AGM Insured
No Opt. Call AA   626,738
2,955 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 1.850%, 11/15/36
5/30 at 100.00 AA+   2,299,965
1,165 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.300%, 11/15/35
5/29 at 100.00 AA+   976,212
3,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2021B, 2.050%, 11/15/36
5/30 at 100.00 AA+   2,329,980
2,030 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 1.900%, 11/15/36
11/30 at 100.00 AA+   1,563,263
2,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021D, 2.200%, 11/15/36
11/30 at 100.00 AA+   1,611,300
Total Maine 10,012,312
Maryland - 1.6%
7,205 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2019, 5.000%, 10/01/25
No Opt. Call AAA   7,666,913
10 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 3.250%, 1/01/31
1/26 at 100.00 A   9,645
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
540 5.000%, 9/01/23 No Opt. Call CCC+   540,140
2,000 5.000%, 9/01/26 No Opt. Call CCC+   2,024,420
17,825 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Refunding Series 2017D, 5.000%,
2/15/27
No Opt. Call AAA   19,652,062
6,820 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 2.700%, 9/01/34
3/29 at 100.00 Aa1   6,228,842
4,250 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020A, 2.300%, 9/01/35
3/29 at 100.00 Aa1   3,656,912

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 4,880 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 1.950%, 9/01/35
9/29 at 100.00 Aa1   $ 3,841,341
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 1.800%, 9/01/36
3/30 at 100.00 Aa1   9,124,800
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B:
580 0.250%, 9/01/23 No Opt. Call Aa1   573,632
8,310 1.875%, 9/01/36 3/30 at 100.00 Aa1   6,382,578
12,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.200%, 9/01/36
9/30 at 100.00 Aa1   9,668,640
5,235 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A   5,411,786
Maryland Health and Higher Educational Facilities
Authority, Maryland, Revenue Bonds, Meritus Medical
Center, Series 2015:
250 5.000%, 7/01/23 No Opt. Call A   250,950
500 5.000%, 7/01/24 No Opt. Call A   509,655
545 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/24
No Opt. Call Baa3   550,543
1,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2022A, 5.000%, 6/01/26
No Opt. Call AA   1,072,960
10,000 Maryland State, General Obligation Bonds, State and Local Facilities
Loan, First Series 2016, 4.000%, 6/01/29
6/24 at 100.00 AAA   10,177,000
4,400 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/25, (AMT)
No Opt. Call A+   4,555,320
4,560 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29
11/28 at 100.00 AAA   5,206,380
9,870 Washington Suburban Sanitary District, Montgomery and Prince
George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2020, 5.000%,
6/01/25
No Opt. Call AAA   10,408,409
Total Maryland 107,512,928
Massachusetts - 1.3%
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
625 5.000%, 7/01/23 No Opt. Call B-   624,044
735 5.000%, 7/01/24 No Opt. Call B-   729,546
795 5.000%, 7/01/25 7/24 at 100.00 B-   783,878
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25
No Opt. Call A   1,566,930
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
2,780 5.000%, 7/01/29 7/28 at 100.00 A   3,081,825
2,750 5.000%, 7/01/30 7/28 at 100.00 A   3,045,872
2,515 5.000%, 7/01/31 7/28 at 100.00 A   2,784,130
2,100 5.000%, 7/01/32 7/28 at 100.00 A   2,321,886

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
$ 125 5.000%, 7/15/23, 144A No Opt. Call B+   $ 125,483
130 5.000%, 7/15/24, 144A No Opt. Call B+   132,170
125 5.000%, 7/15/25, 144A No Opt. Call B+   126,683
160 5.000%, 7/15/26, 144A No Opt. Call B+   163,662
170 5.000%, 7/15/27, 144A No Opt. Call B+   175,226
175 5.000%, 7/15/28, 144A No Opt. Call B+   181,634
325 5.000%, 7/15/29, 144A No Opt. Call B+   339,365
220 5.000%, 7/15/30, 144A No Opt. Call B+   230,795
15,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-4, 5.000%, 7/01/38,
(Mandatory Put 1/25/24)
No Opt. Call AA-   15,247,950
815 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A, 5.000%, 7/01/23
No Opt. Call BBB+   818,594
2,230 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   2,077,869
2,000 Massachusetts Health and Educational Facilities Authority, Variable Rate
Demand Revenue Bonds, University of Massachusetts Issue, Series
2000A, 2.450%, 11/01/30, (Mandatory Put 4/01/26)
No Opt. Call Aa2   1,983,660
2,130 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-
1, 2.750%, 12/01/34
12/28 at 100.00 AA+   1,936,852
1,065 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-
3, 0.875%, 12/01/23
4/23 at 100.00 AA+   1,052,188
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2:
1,000 2.150%, 6/01/24 6/23 at 100.00 AA+   988,660
1,000 2.650%, 6/01/26 6/25 at 100.00 AA+   983,620
7,000 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-3, 4.000%, 6/01/26
6/25 at 100.00 AA+   7,167,300
1,400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2023A-3, 3.050%, 12/01/27
12/26 at 100.00 AA+   1,404,816
4,570 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Series 2021B-2, 0.800%, 12/01/25
6/24 at 100.00 AA+   4,195,991
5,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35
6/30 at 100.00 AA+   3,904,650
1,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36
6/30 at 100.00 AA+   791,170
2,725 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222, 2.000%, 12/01/36
6/30 at 100.00 AA+   2,178,419
7,385 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223, 2.150%, 12/01/36
12/30 at 100.00 AA+   5,904,234
14,050 Massachusetts State, General Obligation Bonds, Refunding Series
2015A, 5.000%, 7/01/23
No Opt. Call Aa1   14,135,284
5,000 Quincy, Massachusetts, General Obligation Bonds, Bonds Anticipation
Note Series 2022, 3.750%, 9/15/23
No Opt. Call N/R   5,022,550
Total Massachusetts 86,206,936
Michigan - 1.6%
Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding
Series 2022A:
2,000 5.000%, 4/15/25 No Opt. Call AA   2,090,680

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 4,000 5.000%, 4/15/26 No Opt. Call AA   $ 4,282,320
2,600 5.000%, 4/15/27 No Opt. Call AA   2,842,476
5,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Series 2019B, 5.000%, 11/15/44, (Mandatory
Put 11/16/26)
5/26 at 100.00 A2   5,305,300
Michigan Finance Authority, Tobacco Settlement Asset-
Backed Bonds, 2007 Sold Tobacco Receipts, Series
2020A-CL-1:
2,000 4.000%, 6/01/23 No Opt. Call A   2,001,520
2,200 5.000%, 6/01/25 No Opt. Call A   2,258,784
2,500 5.000%, 6/01/27 No Opt. Call A   2,628,400
2,450 5.000%, 6/01/29 No Opt. Call A   2,639,459
15,240 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47,
(Mandatory Put 6/01/23)
No Opt. Call AA+   15,265,451
6,750 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2018A, 3.550%, 10/01/33
10/27 at 100.00 AA+   6,747,975
4,385 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2021A, 0.550%, 4/01/25
5/23 at 100.00 AA+   4,124,750
2,500 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2022A, 3.300%, 4/01/26
4/23 at 100.00 AA+   2,500,225
10,000 Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2023A, 3.750%, 4/01/27
4/24 at 100.00 AA+   10,052,100
1,805 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Fixed Rate Series 2018C, 3.350%, 12/01/34
6/28 at 100.00 AA+   1,759,749
5,215 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2016A, 3.100%, 12/01/31
6/26 at 100.00 AA+   5,125,198
9,910 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2019B, 2.700%, 12/01/34
12/28 at 100.00 AA+   8,921,081
14,835 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Series 2020C, 2.350%, 12/01/35
6/30 at 100.00 AA+   12,556,641
6,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36
12/30 at 100.00 AA+   4,618,680
2,000 Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2022A, 4.000%, 12/01/37
12/31 at 100.00 AA+   1,971,200
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
45 5.000%, 11/15/24 No Opt. Call AA+   46,778
620 5.000%, 11/15/25 No Opt. Call AA+   661,949
7,730 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series 2005,
0.875%, 4/01/35, (AMT), (Mandatory Put 10/08/26)
10/21 at 100.00 A-   7,204,669
2,285 Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic
Packaging International, LLC Coated Recycled Board Machine
Project, Green Series 2021, 4.000%, 10/01/61, (AMT), (Mandatory Put
10/01/26)
No Opt. Call BB   2,255,683
1,205 Michigan Strategic Fund, Revenue Bonds, Waste Management Inc.,
Series 2001, 0.580%, 8/01/27, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   1,150,377
Total Michigan 109,011,445
Minnesota - 0.9%
17,000 Edina, Minnesota, General Obligation Bonds, Series 2022B, 2.000%,
2/01/25
2/24 at 100.00 AAA   16,773,220

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 13,040 Minneapolis, Minnesota, General Obligation Bonds, Series 2021,
4.000%, 12/01/25
No Opt. Call AAA   $ 13,591,201
Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding
Subordinate Lien Series 2014A:
1,830 5.000%, 1/01/24 No Opt. Call A+   1,861,695
90 5.000%, 1/01/25 1/24 at 100.00 A+   91,578
1,245 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020B, 2.400%, 1/01/35
7/29 at 100.00 AA+   1,061,088
2,235 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.250%, 7/01/35
7/29 at 100.00 AA+   1,862,716
4,330 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I, 1.875%, 7/01/35
1/30 at 100.00 AA+   3,618,538
5,595 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021D, 2.000%, 7/01/36
7/30 at 100.00 AA+   4,566,695
5,045 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021F, 2.000%, 7/01/36
1/31 at 100.00 AA+   4,048,764
8,390 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.150%, 7/01/36
1/31 at 100.00 AA+   7,339,656
3,285 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Social Series 2022A, 2.600%, 7/01/37
7/31 at 100.00 AA+   2,841,262
4,315 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
5/23 at 100.00 N/R   4,284,148
Total Minnesota 61,940,561
Mississippi - 0.8%
2,000 Jackson County, Mississippi, General Obligation Bonds, Water System
Variable Rate, Refunding Series 1994, 2.750%, 11/01/24, (Mandatory
Put 8/01/23)
8/23 at 100.00 Aa2   2,000,000
7,500 Lowndes County, Mississippi, Solid Waste Disposal and Pollution
Control Revenue Bonds, International Paper Company Project,
Refunding Series 2022, 2.650%, 4/01/37, (Mandatory Put 4/01/27)
4/27 at 100.00 BBB   6,954,000
6,865 Mississippi Business Finance Corporation, Pollution Control Revenue,
Mississippi Power, Series 2002, 3.200%, 9/01/28
3/24 at 100.00 A-   6,869,325
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2020A, 2.250%, 12/01/35
6/29 at 100.00 Aaa   840,990
615 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 1.800%, 12/01/35
6/30 at 100.00 Aaa   484,349
9,750 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%,
9/01/44, (Mandatory Put 9/01/25)
3/25 at 100.00 BBB+   10,124,790
15,000 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Refunding Series 2020A-2, 3.150%,
9/01/36, (Mandatory Put 8/30/23)
No Opt. Call BBB+   14,986,650
3,680 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24
No Opt. Call BBB+   3,762,911
3,395 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40,
(Mandatory Put 3/01/27)
12/26 at 100.00 AA   3,621,650
Mississippi State, Gaming Tax Revenue Bonds, Series
2019A:
250 5.000%, 10/15/23 No Opt. Call A+   252,780
205 5.000%, 10/15/24 No Opt. Call A+   211,664

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi (continued)
$ 1,245 5.000%, 10/15/25 No Opt. Call A+   $ 1,307,412
Total Mississippi 51,416,521
Missouri - 1.2%
755 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 4.000%, 11/01/23
No Opt. Call N/R   752,403
5,260 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   5,058,595
11,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   10,578,810
5,195 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C,
2.750%, 9/01/33
6/27 at 102.00 A   4,992,499
1,320 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2013, 5.000%, 5/01/23
No Opt. Call BBB-   1,321,782
10,065 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   10,417,577
Missouri Health and Educational Facilities Authority,
Health Facilities Revenue Bonds, SSM Health Care, Series
2022A:
1,150 5.000%, 6/01/25 No Opt. Call AA-   1,201,106
1,600 5.000%, 6/01/26 No Opt. Call AA-   1,709,200
1,320 5.000%, 6/01/27 No Opt. Call AA-   1,437,625
755 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2019C, 2.500%, 11/01/34
5/29 at 100.00 AA+   670,734
1,065 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021A, 1.950%, 11/01/36
5/30 at 100.00 AA+   778,270
1,890 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2021B, 1.800%, 11/01/36
5/30 at 100.00 AA+   1,463,011
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Plum Point Project,
Refunding Series 2014A:
2,420 5.000%, 1/01/25 No Opt. Call A   2,512,178
5,100 5.000%, 1/01/26 1/25 at 100.00 A   5,288,955
20,000 Missouri Public Utilities Commission, Interim Construction Notes, Series
2022, 0.750%, 8/01/23
4/23 at 100.00 N/R   19,809,400
Saint Charles County Francis Howell School District,
Missouri, General Obligation Bonds, Series 2020:
2,055 4.000%, 3/01/30 3/28 at 100.00 AA   2,190,054
1,480 4.000%, 3/01/31 3/28 at 100.00 AA   1,572,722
9,385 Saint Louis Board of Education, Missouri, General Obligation Bonds,
Refunding Series 2022, 4.000%, 4/01/24 - BAM Insured
No Opt. Call AA   9,497,151
1,085 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2015, 5.000%, 7/01/23
No Opt. Call A2   1,090,870

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 855 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023B, 5.000%, 7/01/24,
(AMT)
No Opt. Call A2   $ 873,605
Total Missouri 83,216,547
Montana - 0.5%
31,390 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project, Series
2016, 2.000%, 8/01/23
No Opt. Call A-   31,269,462
Lewis and Clark County School District 9 East Helena,
Montana, General Obligation Bonds, School Building
Series 2018:
1,000 5.000%, 7/01/27 No Opt. Call A+   1,101,820
1,055 5.000%, 7/01/28 No Opt. Call A+   1,184,259
1,335 5.000%, 7/01/29 7/28 at 100.00 A+   1,502,142
750 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021A-1, 1.850%, 12/01/36
6/30 at 100.00 AA+   607,290
500 Montana Board of Housing, Single Family Mortgage Bonds, Series
2021B, 1.850%, 12/01/36
12/30 at 100.00 AA+   379,725
Total Montana 36,044,698
National - 0.0%
2,722 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A,
3.400%, 1/25/36 2019 1
No Opt. Call AA+   2,564,973
Total National 2,564,973
Nebraska - 0.7%
8,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Series 2018A, 5.000%, 3/01/50, (Mandatory Put 1/01/24)
10/23 at 100.43 A2   8,056,320
4,545 Central Plains Energy Project, Nebraska, Gas Project Revenue Bonds,
Project 5, Series 2022-1, 5.000%, 5/01/53, (Mandatory Put 10/01/29)
7/29 at 100.22 A2   4,707,347
4,890 Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds,
Refunding Series 2019, 4.000%, 12/01/49, (Mandatory Put 8/01/25)
5/25 at 100.50 Aa1   4,904,866
815 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   849,499
1,590 Douglas County School District 17 Millard, Nebraska, General
Obligation Bonds, Series 2020, 5.000%, 12/15/30
No Opt. Call AA   1,893,372
1,915 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2019D, 2.600%, 9/01/34
3/29 at 100.00 AA+   1,728,345
8,620 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.350%, 9/01/35
3/29 at 100.00 AA+   7,578,101
2,455 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021A, 1.850%, 9/01/35
3/30 at 100.00 AA+   1,868,500
3,555 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2021C, 2.100%, 9/01/36
9/30 at 100.00 AA+   2,860,033
Omaha, Nebraska, General Obligation Bonds, Various
Purpose and Refunding Bonds, Series 2021:
1,170 5.000%, 4/15/24 No Opt. Call AA+   1,199,133
800 5.000%, 4/15/26 No Opt. Call AA+   862,288
1,630 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   1,733,701

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 6,450 Washington County, Nebraska, Wastewater and Solid Waste Disposal
Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand
Series 2012, 0.900%, 9/01/30, (AMT), (Mandatory Put 9/01/25)
No Opt. Call A   $ 6,107,247
Total Nebraska 44,348,752
Nevada - 1.3%
8,640 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018B, 5.000%, 6/15/25
No Opt. Call A+   9,082,886
1,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2020A, 3.000%, 6/15/24 - AGM Insured
No Opt. Call AA   1,005,030
Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B:
1,925 5.000%, 7/01/23, (AMT) No Opt. Call A1   1,933,008
2,050 5.000%, 7/01/24, (AMT) No Opt. Call A1   2,094,608
6,380 5.000%, 7/01/27, (AMT) No Opt. Call A1   6,816,966
19,325 Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019D, 5.000%, 7/01/26
No Opt. Call Aa3   20,866,749
3,700 Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax &
Motor Vehicle Fuel Tax Series 2021, 5.000%, 7/01/25
No Opt. Call AA-   3,898,061
3,500 Clark County, Nevada, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017, 3.750%, 1/01/36,
(Mandatory Put 3/31/26)
3/26 at 100.00 A+   3,533,530
26,110 Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A,
3.700%, 1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   26,136,110
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Refunding Series 2017B:
840 5.000%, 7/01/23 No Opt. Call Aa3   844,108
950 5.000%, 7/01/25 No Opt. Call Aa3   996,616
2,275 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, 5.000%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   2,330,829
Nevada Housing Division, Single Family Housing
Mortgage Revenue Bonds, Refunding Series 2021A:
1,970 1.850%, 10/01/33 10/30 at 100.00 AA+   1,742,150
1,970 2.000%, 10/01/36 10/30 at 100.00 AA+   1,662,404
3,000 Nevada Housing Division, Single Family Housing Mortgage Revenue
Bonds, Refunding Series 2021B, 2.200%, 10/01/36
10/30 at 100.00 AA+   2,563,560
65 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement
District 1 Legends at Sparks Marina, Refunding Senior Series 2019A,
2.500%, 6/15/24, 144A
No Opt. Call Ba1   63,476
Total Nevada 85,570,091
New Hampshire - 0.3%
8,420 National Finance Authority, New Hampshire, Pollution Control Revenue
Bonds, New York State Electric & Gas Corporation Project, Refunding
Series 2022A, 4.000%, 12/01/28, (AMT)
No Opt. Call A-   8,596,146
13,115 New Hampshire Business Finance Authority, Pollution Control Revenue
Bonds, United Illuminating Company, Refunding Series 2003A,
2.800%, 10/01/33, (Mandatory Put 10/02/23)
No Opt. Call A   13,093,754
Total New Hampshire 21,689,900

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey - 3.4%
$ 10,299 Cherry Hill Township, Camden County, New Jersey, General Obligation
Bonds, Bond Anticipation Note Series 2022, 5.000%, 10/23/23
No Opt. Call N/R   $ 10,419,178
6,730 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Refunding Series 2018B, 5.000%, 1/01/24
No Opt. Call A+   6,842,593
Delran Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 10/15/27 No Opt. Call AA   956,350
1,000 2.000%, 10/15/28 No Opt. Call AA   946,140
1,000 2.000%, 10/15/29 No Opt. Call AA   933,290
810 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 821,526
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
3,640 2.000%, 2/01/26 - BAM Insured No Opt. Call AA   3,485,591
3,975 2.000%, 2/01/27 - BAM Insured No Opt. Call AA   3,765,995
570 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series
2020, 4.000%, 10/01/25
No Opt. Call AA   590,212
400 Middlesex County Improvement Authority, New Jersey, County
Guaranteed Capital Equipment & Improvement Bonds, Series 2022,
5.000%, 9/15/25
No Opt. Call AAA   424,832
5,065 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%,
11/01/29
No Opt. Call A3   5,669,204
5,960 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3   5,823,218
10,545 New Jersey Economic Development Authority, Revenue Bonds,
Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25
No Opt. Call BBB+   10,969,858
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2005N-1:
3,830 5.500%, 9/01/23 - NPFG Insured No Opt. Call A3   3,868,070
2,995 5.500%, 9/01/27 - NPFG Insured No Opt. Call A3   3,331,518
3,145 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, 5.000%, 6/15/26
No Opt. Call A3   3,347,444
6,135 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/33, (Pre-refunded
12/15/28)
12/28 at 100.00 A3  (4) 7,040,219
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
245 5.000%, 6/15/23 No Opt. Call A3   245,929
300 5.000%, 6/15/24 No Opt. Call A3   306,996
575 5.000%, 6/15/25 No Opt. Call A3   600,334
2,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2012II,
5.000%, 3/01/25
4/23 at 100.00 A3   2,002,440
2,300 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, 5.250%,
9/15/29, (AMT)
5/23 at 101.00 BB-   2,304,324
4,950 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+   4,932,081

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,500 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020C, 1.150%, 6/01/23, (AMT)
No Opt. Call A+   $ 2,490,275
9,180 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020E, 0.850%, 12/01/25, (AMT)
No Opt. Call A+   8,389,327
2,600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A,
5.000%, 7/01/29
7/26 at 100.00 AA-   2,750,280
4,875 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Term Series 2019B-2,
5.000%, 7/01/42, (Mandatory Put 7/01/25)
4/25 at 100.85 AA-   5,106,611
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021B:
3,500 0.650%, 5/01/24 No Opt. Call AA-   3,413,200
6,335 0.750%, 11/01/24 No Opt. Call AA-   6,121,067
New Jersey Housing and Mortgage Finance Agency,
Single Family Housing Revenue Bonds, Social Series
2022I:
2,515 2.650%, 10/01/24 No Opt. Call AA   2,505,217
2,915 2.750%, 4/01/25 No Opt. Call AA   2,902,844
New Jersey Infrastructure Bank, Environmental
Infrastructure Bonds, Green Series 2021A-1:
4,125 5.000%, 9/01/24 No Opt. Call AAA   4,268,674
4,295 5.000%, 9/01/25 No Opt. Call AAA   4,559,915
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
2,075 5.000%, 6/01/24 No Opt. Call A2   2,132,540
8,970 5.000%, 6/01/25 No Opt. Call A2   9,434,108
2,970 5.000%, 6/01/26 No Opt. Call A2   3,202,610
1,085 4.000%, 6/01/30 No Opt. Call A2   1,198,741
1,035 4.000%, 6/01/31 No Opt. Call A2   1,152,793
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A:
4,370 5.000%, 6/15/24 No Opt. Call A+   4,482,309
5,220 5.000%, 6/15/28 6/26 at 100.00 A+   5,550,270
3,070 5.000%, 6/15/29 6/26 at 100.00 A+   3,260,616
12,185 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/25
No Opt. Call A3   12,865,532
3,645 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 5.000%, 6/15/32
12/28 at 100.00 A3   4,018,941
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
350 5.000%, 7/15/23 No Opt. Call BBB+   352,261
500 5.000%, 7/15/24 No Opt. Call BBB+   513,340
1,120 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Chambers Project, Refunding
Series 2014A, 5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R  (4) 1,130,203
3,200 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, 4.450%, 3/01/25, (AMT) (WI/DD, Settling
4/03/23)
No Opt. Call BBB   3,200,000

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 1,500 5.000%, 6/01/23 No Opt. Call A   $ 1,503,495
9,420 5.000%, 6/01/24 No Opt. Call A   9,578,633
6,210 5.000%, 6/01/25 No Opt. Call A   6,415,675
10,190 5.000%, 6/01/26 No Opt. Call A   10,721,103
500 5.000%, 6/01/27 No Opt. Call A   534,265
9,545 5.000%, 6/01/29 6/28 at 100.00 A   10,353,175
2,005 4.000%, 6/01/37 6/28 at 100.00 A-   2,019,416
125 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27
No Opt. Call A   124,987
6,795 Toms River Board of Education, Ocean County, New Jersey, General
Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28
7/26 at 100.00 AA-   6,561,116
6,710 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/28
9/25 at 100.00 Aaa   6,733,888
Total New Jersey 229,174,769
New Mexico - 1.0%
13,570 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010A, 0.875%, 6/01/40, (Mandatory Put 10/01/26)
No Opt. Call BBB   12,117,196
10,000 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010B, 3.000%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   9,928,600
New Mexico Finance Authority, State Transportation
Revenue Bonds, State Transportation
Commission  Refunding Senior Lien, Series 2022A:
16,320 5.000%, 6/15/25 No Opt. Call AA+   17,210,256
11,825 5.000%, 6/15/26 No Opt. Call AA+   12,804,583
1,695 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34
1/29 at 100.00 Aaa   1,605,996
1,990 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36
7/30 at 100.00 Aaa   1,604,855
985 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36
7/30 at 100.00 Aaa   777,874
6,640 New Mexico Municipal Energy Acquisition Authority, Gas Supply
Revenue Bonds, Refunding & Acquisition Sub-Series 2019A, 5.000%,
11/01/39, (Mandatory Put 5/01/25)
2/25 at 100.73 Aa1   6,820,542
San Juan County, New Mexico, Gross Receipts Tax
Revenue Bonds, Refunding Series 2015A:
1,565 5.000%, 6/15/23 No Opt. Call A+   1,571,714
1,625 5.000%, 6/15/24 No Opt. Call A+   1,667,737
1,690 5.000%, 6/15/25 No Opt. Call A+   1,774,770
1,760 5.000%, 6/15/26 6/25 at 100.00 A+   1,844,058
601 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 3.750%, 5/01/28, 144A
No Opt. Call N/R   566,124
Total New Mexico 70,294,305
New York - 7.8%
10,000 Chautauqua County Capital Resource Corporation, New York, Facilities
Revenue Bonds, NRG Energy Project Refunding Series 2020, 4.250%,
4/01/42, (Mandatory Put 4/03/28) (WI/DD, Settling 4/03/23)
No Opt. Call BBB-   10,061,000
1,725 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27
No Opt. Call BBB-   1,760,190

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,000 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, 1.800%, 5/01/48,
(Mandatory Put 11/01/28)
5/28 at 100.00 A-   $ 4,674,850
500 Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48,
(Mandatory Put 5/01/26)
11/25 at 100.00 A-   524,805
530 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Hospitals Center, Series 2014, 5.000%, 7/01/23
No Opt. Call A+   532,788
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/23, 144A
No Opt. Call BBB-   2,008,100
Dormitory Authority of the State of New York, Revenue
Bonds, Rochester Institute of Technology, Series
2020A.  Forward Delivery:
1,010 5.000%, 7/01/24 No Opt. Call A1   1,037,583
1,015 5.000%, 7/01/25 No Opt. Call A1   1,072,074
18,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 5.000%, 3/15/25, (ETM)
No Opt. Call Aa1  (4) 18,879,300
Dormitory Authority of the State of New York, State
Personal Income Tax Revenue Bonds, General Purpose,
Series 2019D:
8,340 5.000%, 2/15/27, (ETM) No Opt. Call N/R  (4) 9,168,245
405 5.000%, 2/15/27 No Opt. Call Aa1   445,253
10,000 Grand Island, New York, General Obligation Bonds, Refunding Public
Improvement Series 2022, 4.000%, 10/06/23
No Opt. Call N/R   10,060,600
4,310 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Mandatory Tender Series 2020B, 0.850%, 9/01/50,
(Mandatory Put 9/01/25)
3/25 at 100.00 A   4,064,589
11,850 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25
9/23 at 100.00 A   11,156,301
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
730 0.000%, 6/01/23 - AGM Insured, (ETM) No Opt. Call AA  (4) 726,715
620 0.000%, 6/01/23 - AGM Insured No Opt. Call AA   617,222
5,020 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Refunding Green Series 2016B-2,
5.000%, 11/15/32
11/26 at 100.00 AA   5,415,275
1,390 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017B,
5.000%, 11/15/23
No Opt. Call A3   1,406,041
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green
Climate Certified Series 2017C-1:
1,195 5.000%, 11/15/24 No Opt. Call A3   1,229,524
5,000 5.000%, 11/15/26 No Opt. Call A3   5,308,300
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green
Climate Certified Series 2020E:
1,500 5.000%, 11/15/30 No Opt. Call A3   1,644,870
2,250 5.000%, 11/15/32 11/30 at 100.00 A3   2,491,267
10,850 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2015C-1, 5.250%, 11/15/29
11/25 at 100.00 A3   11,312,535

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 6,100 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1,
3.566%, 11/01/35, (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)
1/24 at 100.00 A3   $ 6,048,028
Nassau County Local Economic Assistance Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014B:
2,010 5.000%, 7/01/23 No Opt. Call A-   2,018,362
1,075 5.000%, 7/01/24 No Opt. Call A-   1,098,134
685 5.000%, 7/01/25 7/24 at 100.00 A-   700,981
1,065 5.000%, 7/01/26 7/24 at 100.00 A-   1,091,050
1,500 5.000%, 7/01/27 7/24 at 100.00 A-   1,536,840
10,200 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Bond 2021K-2, 0.900%, 11/01/60, (Mandatory Put 1/01/26)
10/24 at 100.00 AA+   9,450,096
5,760 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-1B, 2.000%, 11/01/35
5/28 at 100.00 AA+   4,676,832
2,705 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2020D-2, 0.700%, 5/01/60, (Mandatory Put 11/01/24)
4/23 at 100.00 AA+   2,565,692
New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A:
3,670 3.450%, 11/01/34 2/27 at 100.00 AA+   3,616,492
10,140 1.125%, 5/01/60, (Mandatory Put 11/01/24) 4/23 at 100.00 AA+   9,757,519
3,010 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Series 2019G-1B, 2.550%, 11/01/34
5/27 at 100.00 AA+   2,671,977
1,080 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, The Churchill School and Center for Learning
Disabilities Inc., Short Term Auction Rate Series 1999, 2.250%,
10/01/29 - AGM Insured
No Opt. Call AA   1,021,151
New York City Industrial Development Agency, New
York, PILOT Payment in Lieu of Taxes Revenue Bonds,
Queens Baseball Stadium Project, Refunding Series
2021A:
1,000 5.000%, 1/01/24 - AGM Insured No Opt. Call AA   1,015,100
1,000 5.000%, 1/01/25 - AGM Insured No Opt. Call AA   1,036,360
1,000 5.000%, 1/01/26 - AGM Insured No Opt. Call AA   1,058,820
8,845 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2021 Subseries A, 5.000%,
11/01/28
No Opt. Call AAA   10,128,498
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal Series
2023B-1:
7,525 5.000%, 11/01/24 No Opt. Call AAA   7,808,918
2,100 5.000%, 11/01/25 No Opt. Call AAA   2,237,529
14,120 New York City, New York, General Obligation Bonds, Fiscal 2008 Series
J-4, 5.000%, 8/01/24
No Opt. Call Aa2   14,573,817
27,500 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
C-1, 5.000%, 8/01/27
No Opt. Call AA   30,592,925
750 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
A-1, 5.000%, 8/01/25
No Opt. Call AA   795,157

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 10,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
B-1, 5.000%, 8/01/25
No Opt. Call AA   $ 10,602,100
3,750 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
C, 5.000%, 8/01/25
No Opt. Call AA   3,975,787
4,000 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
D, 5.000%, 8/01/25
No Opt. Call AA   4,240,840
5,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004A, 2.875%, 5/15/32, (Mandatory Put 7/01/25)
No Opt. Call A   5,007,250
45,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, Rochester Gas and Electric Corporation,
Series 2004B, 3.000%, 5/15/32, (AMT), (Mandatory Put 7/01/25)
No Opt. Call A   45,186,300
3,000 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Green Bond Series 2018I, 2.700%,
11/01/23
8/22 at 100.00 Aa2   2,995,350
6,890 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020J,
0.750%, 5/01/25
4/23 at 100.00 Aa2   6,437,396
15,690 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2,
0.750%, 11/01/25
4/23 at 100.00 Aa2   14,499,913
New York State Housing Finance Agency, Affordable
Housing Revenue Bonds, Climate Bond Certified/
Sustainability Green Series 2021J-2:
5,845 1.000%, 11/01/61, (Mandatory Put 11/01/26) 9/23 at 100.00 Aa2   5,367,230
5,000 1.100%, 11/01/61, (Mandatory Put 5/01/27) 6/24 at 100.00 Aa2   4,546,200
10,055 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Green Series 2022A-2, 2.500%, 11/01/60, (Mandatory Put
5/01/27)
3/24 at 100.00 Aa2   9,746,915
8,065 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2019C, 3.500%, 11/01/34
5/28 at 100.00 Aa2   7,947,735
4,185 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Refunding Series 2020H, 2.100%, 11/01/35
5/29 at 100.00 Aa2   3,355,659
9,485 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 223, 2.650%, 10/01/34
10/28 at 100.00 Aa1   8,440,132
2,415 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 225, 2.000%, 10/01/35
10/29 at 100.00 Aa1   1,907,681
3,460 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 227, 2.100%, 10/01/35
10/29 at 100.00 Aa1   2,811,008
New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, Series 231:
3,425 2.000%, 10/01/33 4/30 at 100.00 Aa1   2,908,133
9,990 2.200%, 10/01/36 4/30 at 100.00 Aa1   7,764,628
4,640 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 239, 2.200%, 10/01/36
10/30 at 100.00 Aa1   3,606,394
16,400 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Social Series 242, 2.950%, 10/01/37
4/31 at 100.00 Aa1   14,144,672
6,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/26,
(AMT)
4/23 at 100.00 B   6,004,020

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation,
New York, Special Facility Revenue Bonds, Terminal 4
John F Kennedy International Airport Project, Series
2022:
$ 5,000 5.000%, 12/01/27, (AMT) No Opt. Call Baa1   $ 5,341,850
2,000 5.000%, 12/01/28, (AMT) No Opt. Call Baa1   2,164,720
2,000 5.000%, 12/01/29, (AMT) No Opt. Call Baa1   2,182,960
3,015 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call Baa3   2,960,519
Oyster Bay, Nassau County, New York, General
Obligation Bonds, Refunding Public Improvement Series
2022:
1,000 5.000%, 8/01/25 - AGM Insured No Opt. Call AA   1,057,180
1,000 5.000%, 8/01/26 - AGM Insured No Opt. Call AA   1,085,880
1,000 5.000%, 8/01/27 - AGM Insured No Opt. Call AA   1,110,720
Port Authority of New York and New Jersey,
Consolidated Revenue Bonds, Two Hundred Twenty-Six
Series 2021:
3,200 5.000%, 10/15/23, (AMT) No Opt. Call AA-   3,230,336
4,305 5.000%, 10/15/24, (AMT) No Opt. Call AA-   4,424,722
10,475 Saratoga County, New York, General Obligation Bonds, Anticipation
Notes Series 2022, 4.000%, 9/22/23
No Opt. Call N/R   10,516,130
Suffolk County Economic Development Corporation,
New York, Revenue Bonds, Catholic Health Services of
Long Island Obligated Group Project, Series 2014:
520 5.000%, 7/01/25 7/24 at 100.00 A-   532,132
500 5.000%, 7/01/27 7/24 at 100.00 A-   512,280
Suffolk Tobacco Asset Securitization Corporation, New
York, Tobacco Settlement Asset-Backed Bonds, Senior
Series 2021A-2:
1,170 5.000%, 6/01/24 No Opt. Call A   1,189,808
2,370 5.000%, 6/01/25 No Opt. Call A   2,445,603
2,220 5.000%, 6/01/26 No Opt. Call A   2,324,184
2,230 5.000%, 6/01/27 No Opt. Call A   2,358,493
425 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Subordinate Series 2021B-1,
0.450%, 6/01/31
No Opt. Call A   421,404
2,450 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3
& 2005B-4, 3.623%, 1/01/32, (Mandatory Put 2/01/24) (SOFR*0.67%
reference rate + 0.380% spread) (5)
11/23 at 100.00 AA-   2,431,306
Triborough Bridge and Tunnel Authority, New York,
General Revenue Bonds, MTA Bridges & Tunnels,
Refunding Series 2023A:
6,385 5.000%, 11/15/24 No Opt. Call AA-   6,642,443
5,000 5.000%, 11/15/25 No Opt. Call AA-   5,323,900
15,000 5.000%, 11/15/26 No Opt. Call AA-   16,402,950
23,830 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bond Anticipation Notes, Series 2022A, 5.000%, 8/15/24
No Opt. Call N/R   24,570,875
18,100 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, MTA Bridges and Tunnels, Senior Lien Green Climate Bond
Certified Series 2022E-1, 5.000%, 11/15/27
8/27 at 100.00 AA+   20,181,138
TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A:
3,335 5.000%, 6/01/23 No Opt. Call A   3,343,737

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,925 5.000%, 6/01/26 No Opt. Call A   $ 1,999,979
5,325 Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project,
Accd Inv, Series 2021SD, 2.875%, 7/01/26, 144A
No Opt. Call N/R   5,062,211
2,510 Yonkers, New York, General Obligation Bonds, Series 2012C, 3.000%,
8/15/23
No Opt. Call A+   2,513,338
Total New York 524,923,846
North Carolina - 0.9%
6,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2022A, 5.000%, 7/01/24
No Opt. Call AAA   6,182,460
3,800 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate
Series 2018C, 3.450%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call AA-   3,843,624
5,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Variable Rate
Series 2018E, 0.800%, 1/15/48, (Mandatory Put 10/31/25)
No Opt. Call Aa3   4,748,050
1,615 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB   1,505,551
10,800 Mecklenburg County, North Carolina, General Obligation Bonds,
School Series 2021, 5.000%, 3/01/27
No Opt. Call AAA   11,920,068
810 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34
7/28 at 100.00 AA+   730,466
2,770 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35
1/29 at 100.00 AA+   2,494,496
5,000 North Carolina Housing Finance Agency, Home Ownership Revenue
Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36
7/30 at 100.00 AA+   3,990,150
North Carolina Municipal Power Agency 1, Catawba
Electric Revenue Bonds, Refunding Series 2015A:
3,125 5.000%, 1/01/26 No Opt. Call A   3,331,000
4,470 5.000%, 1/01/27 1/26 at 100.00 A   4,767,568
8,950 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020,
5.000%, 2/01/24, (ETM)
No Opt. Call BBB  (4) 9,109,131
5,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/25 (WI/DD, Settling
4/18/23)
No Opt. Call AAA   5,258,450
Total North Carolina 57,881,014
North Dakota - 0.7%
2,445 Bismarck, Burleigh County, North Dakota, General Obligation Bonds,
Refunding & Improvement Series 2020P, 4.000%, 5/01/24
No Opt. Call Aa1   2,481,773
8,450 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
5/23 at 100.00 Aa3   8,117,239
6,905 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa2   6,814,475
Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021A:
1,085 5.000%, 5/01/23 No Opt. Call Aa2   1,086,974
1,140 5.000%, 5/01/24 No Opt. Call Aa2   1,170,005
1,200 5.000%, 5/01/25 No Opt. Call Aa2   1,261,428

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
$ 1,110 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2023A, 5.000%, 5/01/24
No Opt. Call Aa2   $ 1,139,215
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2017A:
920 5.000%, 12/01/23 No Opt. Call Baa2   929,936
1,655 5.000%, 12/01/25 No Opt. Call Baa2   1,726,413
2,380 5.000%, 12/01/26 No Opt. Call Baa2   2,493,479
2,550 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 5.000%, 12/01/27
No Opt. Call Baa2   2,693,948
Horace, Cass County, North Dakota, General Obligation
Bonds, Refunding Improvement Series 2021:
200 3.000%, 5/01/23 No Opt. Call Baa2   199,766
200 3.000%, 5/01/25 No Opt. Call Baa2   194,730
225 4.000%, 5/01/27 No Opt. Call Baa2   226,597
500 3.000%, 5/01/28 5/27 at 100.00 Baa2   474,780
400 3.000%, 5/01/29 5/27 at 100.00 Baa2   376,820
430 3.000%, 5/01/30 5/27 at 100.00 Baa2   401,147
355 3.000%, 5/01/32 5/27 at 100.00 Baa2   325,166
North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C:
6,185 2.800%, 7/01/32 7/28 at 100.00 Aa1   5,884,718
1,390 3.000%, 7/01/34 7/28 at 100.00 Aa1   1,290,657
2,500 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020A, 2.700%, 7/01/35
7/29 at 100.00 Aa1   2,364,275
3,250 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.100%, 7/01/35
1/30 at 100.00 Aa1   2,687,458
3,600 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa1   2,891,304
2,540 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2021B, 2.300%, 7/01/36
1/31 at 100.00 Aa1   2,116,506
700 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 5.000%, 6/01/24 - AGM Insured
No Opt. Call AA   717,787
Total North Dakota 50,066,596
Ohio - 4.4%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
5,420 5.000%, 6/01/27 No Opt. Call A   5,766,392
13,810 5.000%, 6/01/28 No Opt. Call A   14,893,532
13,635 5.000%, 6/01/29 No Opt. Call A   14,845,243
7,680 5.000%, 6/01/30 No Opt. Call A   8,430,643
8,175 5.000%, 6/01/31 6/30 at 100.00 A   8,941,733
4,770 5.000%, 6/01/32 6/30 at 100.00 A   5,203,354
3,240 5.000%, 6/01/33 6/30 at 100.00 A-   3,523,759
1,230 5.000%, 6/01/34 6/30 at 100.00 A-   1,330,528
18,305 5.000%, 6/01/35 6/30 at 100.00 A-   19,648,038
2,745 5.000%, 6/01/36 6/30 at 100.00 A-   2,922,547
1,145 4.000%, 6/01/37 6/30 at 100.00 A-   1,132,268
3,355 4.000%, 6/01/38 6/30 at 100.00 A-   3,288,806
1,015 4.000%, 6/01/39 6/30 at 100.00 A-   983,596
Chillicothe, Ohio, Hospital Facilities Revenue Bonds,
Adena Health System Obligated Group Project,
Refunding & Improvement Series 2017:
1,225 5.000%, 12/01/24 No Opt. Call A-   1,263,269

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 5.000%, 12/01/25 No Opt. Call A-   $ 1,053,070
5,290 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/30
10/28 at 100.00 AAA   6,020,761
875 Cuyahoga Falls City School District, Summit County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 3.000%,
12/01/23 - BAM Insured
No Opt. Call AA   876,846
1,000 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/23, (ETM)
No Opt. Call Aa2  (4) 1,015,920
1,065 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Refunding Series 2014S, 5.000%,
5/15/23
No Opt. Call AA   1,067,631
920 Indian Hill Exempted Village School District, Hamilton County,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2021, 4.000%, 12/01/26
No Opt. Call Aaa   973,691
1,000 Mahoning County, Ohio, General Obligation Bonds, Various Purpose
Notes, Series 2022, 4.000%, 8/31/23
No Opt. Call N/R   1,003,160
5,120 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   6,400
4,385 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   5,481
35,230 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (7)
No Opt. Call N/R   44,038
1,015 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010A, 3.125%, 7/01/33 (7)
No Opt. Call N/R   1,269
35 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (7)
No Opt. Call N/R   44
2,525 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008B, 3.625%, 10/01/33 (7)
No Opt. Call N/R   3,156
10,660 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   10,378,789
18,950 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005B,
2.100%, 7/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   18,450,099
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005D,
2.100%, 10/01/28, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   973,620
15,750 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007A,
2.500%, 8/01/40, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   13,980,645
10,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2007B,
2.500%, 11/01/42, (AMT), (Mandatory Put 10/01/29)
No Opt. Call BBB+   8,876,600
2,285 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014A,
2.400%, 12/01/38, (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   2,021,517

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 11,860 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014B,
2.600%, 6/01/41, (AMT), (Mandatory Put 10/01/29)
10/24 at 100.00 BBB+   $ 10,593,708
1,000 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014C,
2.100%, 12/01/27, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   973,620
6,600 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2014D,
1.900%, 5/01/26, (Mandatory Put 10/01/24)
No Opt. Call BBB+   6,406,950
20,250 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Dayton
Power & Light Company Project, Refunding Collateralized Series
2015A, 4.250%, 11/01/40, (AMT), (Mandatory Put 6/01/27)
No Opt. Call A3   20,434,882
10,680 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Duke
Energy Corporation Project, Refunding Series 2022A, 4.250%,
11/01/39, (AMT), (Mandatory Put 6/01/27)
No Opt. Call BBB   10,781,567
670 Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt
Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, (AMT), 144A
No Opt. Call N/R   651,655
1,330 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34
3/28 at 100.00 Aaa   1,291,576
2,510 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34
9/28 at 100.00 Aaa   2,298,909
1,470 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35
3/29 at 100.00 Aaa   1,292,586
3,715 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36
3/30 at 100.00 Aaa   3,055,067
2,940 Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds,
Mortgage-Backed Securities Program, Series 2021C, 2.250%, 9/01/36
9/30 at 100.00 Aaa   2,479,243
Ohio State, General Obligation Bonds, Conservation
Projects Refunding Series 2022A:
3,205 4.000%, 9/01/25 No Opt. Call AAA   3,324,258
1,730 4.000%, 9/01/26 No Opt. Call AAA   1,823,680
1,785 4.000%, 9/01/27 No Opt. Call AAA   1,907,326
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A:
4,640 4.000%, 3/01/25 No Opt. Call AAA   4,770,941
1,500 4.000%, 3/01/26 No Opt. Call AAA   1,568,325
1,500 4.000%, 3/01/27 No Opt. Call AAA   1,591,035
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022B:
6,825 4.000%, 3/01/25 No Opt. Call AAA   7,017,601
2,000 4.000%, 3/01/26 No Opt. Call AAA   2,091,100
2,500 4.000%, 3/01/27 No Opt. Call AAA   2,651,725
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022C:
2,210 4.000%, 9/01/25 No Opt. Call AAA   2,292,234
1,645 4.000%, 9/01/26 No Opt. Call AAA   1,734,077
3,500 4.000%, 9/01/27 No Opt. Call AAA   3,739,855
Ohio State, General Obligation Bonds, Refunding
Common Schools Series 2022A:
4,000 4.000%, 6/15/25 No Opt. Call AAA   4,133,160
2,800 4.000%, 6/15/26 No Opt. Call AAA   2,946,132
3,750 4.000%, 6/15/27 No Opt. Call AAA   4,010,175
26,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2018D, 5.000%, 1/15/39, (Mandatory Put 9/15/23)
No Opt. Call A   26,215,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 285 Ohio State, Major New State Infrastructure Project Revenue Bonds,
Series 2021-1A, 5.000%, 12/15/24
No Opt. Call AA   $ 296,674
2,750 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Infrastructure Projects, Refunding Junior Lien Forward
Delivery Series 2022A, 5.000%, 2/15/24
No Opt. Call Aa3   2,806,650
3,315 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (7)
No Opt. Call N/R   4,144
5,380 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (7)
No Opt. Call N/R   6,725
1,175 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   1,469
7,135 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (7)
No Opt. Call N/R   8,919
120 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   150
2,245 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (7)
No Opt. Call N/R   2,806
4,940 Olentangy Local School District, Delaware and Franklin Counties,
Ohio, General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/26
No Opt. Call AAA   5,228,298
1,070 Upper Arlington, Ohio, Special Obligation Income Tax Revenue Bonds,
Community Center Series 2023, 4.000%, 12/01/24 (WI/DD, Settling
4/18/23)
No Opt. Call AAA   1,094,246
Total Ohio 300,453,453
Oklahoma - 4.6%
Blaine County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Watonga Public Schools Project, Series 2022:
1,000 5.000%, 12/01/31 No Opt. Call A   1,135,130
1,015 5.000%, 12/01/32 No Opt. Call A   1,158,379
665 Bryan County School Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Durant Public Schools Project,
Refunding Series 2020, 4.000%, 12/01/24
No Opt. Call A   678,307
Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant
Public Schools Project, Series 2020:
655 4.000%, 9/01/23 No Opt. Call A   658,196
1,220 4.000%, 9/01/25 No Opt. Call A   1,258,174
1,600 2.000%, 9/01/27 No Opt. Call A   1,528,848
3,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Refunding Series 2021, 3.000%, 9/01/23
No Opt. Call AA-   3,004,500
4,020 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public Schools
Project, Series 2017, 4.000%, 9/01/24
No Opt. Call AA-   4,090,229
2,415 Cherokee County, Oklahoma, Economic Development Authority,
Educational Facilities Lease Revenue Bonds, Tahlequah Public
Schools Project, Series 2022, 5.000%, 9/01/24
No Opt. Call A   2,486,895

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 6,610 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public Schools
Project, Series 2016, 5.000%, 6/01/23
No Opt. Call A+   $ 6,631,152
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Moore Public Schools Project, Series 2021:
7,015 4.000%, 6/01/26 No Opt. Call Aa3   7,286,270
9,230 4.000%, 6/01/27 No Opt. Call Aa3   9,703,591
1,330 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Noble Public Schools
Project, Series 2017, 5.000%, 9/01/29
9/27 at 100.00 A   1,465,381
Cleveland County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Norman Public Schools Project, Series 2019.:
6,645 5.000%, 6/01/24 No Opt. Call A+   6,802,353
6,810 5.000%, 6/01/25 No Opt. Call A+   7,137,425
4,830 Cleveland County Independent School District 2 Moore, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2020, 1.500%,
3/01/24
No Opt. Call Aa2   4,748,904
Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined
Purpose Series 2022:
8,005 2.000%, 3/01/25 No Opt. Call Aa2   7,861,630
8,005 2.000%, 3/01/26 No Opt. Call Aa2   7,800,953
8,010 2.000%, 3/01/27 No Opt. Call Aa2   7,765,375
Cleveland County Independent School District 29
Norman, Oklahoma, General Obligation Bonds,
Combined Purpose Series 2022:
7,525 2.000%, 3/01/25 No Opt. Call Aa3   7,392,259
7,525 2.000%, 3/01/26 No Opt. Call Aa3   7,348,388
Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022:
1,000 5.000%, 10/01/27 No Opt. Call A-   1,083,790
1,000 3.250%, 10/01/28 No Opt. Call A-   1,004,420
1,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public Schools
Project, Series 2017A, 5.000%, 12/01/24
No Opt. Call A   1,029,930
4,400 Cushing Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Cushing Public Schools Project,
Series 2022, 5.000%, 9/01/28
No Opt. Call A-   4,884,968
2,175 Garfield County Educational Facilities Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Enid Public Schools Project, Series
2016A, 5.000%, 9/01/26
No Opt. Call A   2,326,010
Garvin County Educational Facilities Authority,
Oklahoma, Lease Revenue Bonds, Wynnewood Public
Schools Project, Series 2018:
385 5.000%, 9/01/24 No Opt. Call A-   393,886
310 5.000%, 9/01/25 No Opt. Call A-   322,974
200 5.000%, 9/01/26 No Opt. Call A-   212,414
450 5.000%, 9/01/27 No Opt. Call A-   486,238
510 5.000%, 9/01/29 9/28 at 100.00 A-   575,933
500 5.000%, 9/01/30 9/28 at 100.00 A-   564,735
1,100 5.000%, 9/01/31 9/28 at 100.00 A-   1,241,581
300 5.000%, 9/01/32 9/28 at 100.00 A-   338,322

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco
Public Schools Project, Series 2018:
$ 1,305 5.000%, 9/01/31 9/28 at 100.00 A-   $ 1,425,895
1,000 5.000%, 9/01/32 9/28 at 100.00 A-   1,093,780
1,300 5.000%, 9/01/33 9/28 at 100.00 A-   1,419,496
Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019:
630 4.000%, 9/01/25 No Opt. Call A+   647,930
790 4.000%, 9/01/27 No Opt. Call A+   829,295
765 4.000%, 9/01/29 No Opt. Call A+   815,658
Kay County Public Buildings Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Ponca City
Public Schools Project, Series 2022:
6,005 5.000%, 9/01/25 No Opt. Call A-   6,263,395
5,045 5.000%, 9/01/27 No Opt. Call A-   5,451,274
McClain County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Blanchard Public Schools Project, Series 2019:
460 4.000%, 9/01/23 No Opt. Call A   462,190
485 4.000%, 9/01/24 No Opt. Call A   492,459
920 4.000%, 9/01/25 No Opt. Call A   945,098
1,430 4.000%, 9/01/26 No Opt. Call A   1,484,483
600 4.000%, 9/01/27 No Opt. Call A   629,076
700 4.000%, 9/01/28 No Opt. Call A   739,606
725 4.000%, 9/01/29 No Opt. Call A   772,132
Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche
Public Schools Project, Series 2016:
1,100 5.000%, 9/01/27 9/26 at 100.00 A-   1,186,394
1,125 5.000%, 9/01/28 9/26 at 100.00 A-   1,211,839
4,640 Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021,
2.000%, 3/01/24
No Opt. Call AAA   4,604,133
Oklahoma City, Oklahoma, General Obligation Bonds,
Series 2023:
5,760 5.000%, 3/01/25 (WI/DD, Settling 5/16/23) No Opt. Call AAA   6,038,035
5,860 5.000%, 3/01/26 (WI/DD, Settling 5/16/23) No Opt. Call AAA   6,285,553
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Jones
Public Schools Project, Series 2020:
590 4.000%, 9/01/26 No Opt. Call BBB+   610,733
1,000 4.000%, 9/01/27 No Opt. Call BBB+   1,047,620
1,000 4.000%, 9/01/28 No Opt. Call BBB+   1,051,450
1,000 4.000%, 9/01/29 No Opt. Call BBB+   1,060,200
1,000 4.000%, 9/01/30 No Opt. Call BBB+   1,064,590
1,000 4.000%, 9/01/31 9/30 at 100.00 BBB+   1,063,950
1,000 4.000%, 9/01/32 9/30 at 100.00 BBB+   1,059,250
Oklahoma County Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Western
Heights Public Schools Project, Series 2018A:
1,275 5.000%, 9/01/23 No Opt. Call A   1,285,366
3,325 5.000%, 9/01/24 No Opt. Call A   3,419,330
13,000 Oklahoma County Independent School District 12 Edmond, General
Obligation Bonds, Combined Purpose Series 2022, 2.000%, 3/01/25
No Opt. Call AA+   12,679,160

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 5,000 Oklahoma County Independent School District 89 Oklahoma City,
Oklahoma, General Obligation Bonds, Combined Purpose Series
2023A, 3.000%, 7/01/26
No Opt. Call AA   $ 5,044,150
5,000 Oklahoma County, Oklahoma, General Obligation Bonds, Limited Tax
Series 2023, 4.000%, 5/01/25 (WI/DD, Settling 5/02/23)
No Opt. Call Aa1   5,130,300
Oklahoma Development Finance Authority, Health
System Revenue Bonds, OU Medicine Project, Series
2018B:
2,295 5.000%, 8/15/24 No Opt. Call BB-   2,277,948
1,895 5.000%, 8/15/25 No Opt. Call BB-   1,884,199
1,900 5.000%, 8/15/26 No Opt. Call BB-   1,886,016
3,675 5.000%, 8/15/27 No Opt. Call BB-   3,645,747
1,400 5.000%, 8/15/28 No Opt. Call BB-   1,387,582
350 5.000%, 8/15/29 8/28 at 100.00 0   345,428
350 Oklahoma Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Homeownership Loan Program, Series 2020A, 2.650%,
9/01/35
3/29 at 100.00 Aaa   343,609
Pittsburg County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
McAlester Public Schools Project, Series 2021:
200 4.000%, 12/01/28 No Opt. Call A-   211,462
300 4.000%, 12/01/29 No Opt. Call A-   319,677
350 4.000%, 12/01/30 No Opt. Call A-   375,687
255 4.000%, 12/01/31 No Opt. Call A-   276,190
255 4.000%, 12/01/32 12/31 at 100.00 A-   276,027
Pontotoc County Educational Facilities Authority,
Oklahoma, Facilities Lease Revenue Bonds, Ada Public
Schools Project, Series 2021:
200 4.000%, 9/01/26 No Opt. Call Baa1   207,160
600 4.000%, 9/01/28 No Opt. Call Baa1   632,100
5,255 Rogers County Educational Facilities Authority, Oklahoma, Lease
Revenue Bonds, Verdigris Public Schools Project, Series 2018,
4.000%, 9/01/24
No Opt. Call A+   5,320,530
Rogers County Industrial Development Authority,
Oklahoma, Capital Improvement Revenue Bonds,
Refunding Series 2017:
825 3.000%, 4/01/23 No Opt. Call N/R   825,000
850 3.000%, 4/01/24 No Opt. Call N/R   848,011
725 4.000%, 4/01/25 No Opt. Call N/R   740,892
770 4.000%, 4/01/26 4/25 at 100.00 N/R   788,665
715 4.000%, 4/01/27 4/25 at 100.00 N/R   729,772
Sand Springs Municipal Authority, Oklahoma, Utility
System Revenue Bonds, Refunding Series 2020:
400 3.000%, 11/01/31 11/28 at 100.00 Aa3   402,192
500 3.000%, 11/01/32 11/28 at 100.00 Aa3   498,310
530 3.000%, 11/01/33 11/28 at 100.00 Aa3   521,992
Stephens County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Marlow Public Schools Project, Series 2022:
1,990 5.000%, 9/01/34 9/32 at 100.00 A   2,241,954
1,075 5.000%, 9/01/35 9/32 at 100.00 A   1,196,561
Texas County Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Guymon
Public Schools Project, Series 2018:
900 4.000%, 12/01/23 No Opt. Call A   905,202
1,100 5.000%, 12/01/25 No Opt. Call A   1,156,067

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined
Purpose Series 2023A:
$ 8,625 3.000%, 3/01/25 No Opt. Call AA   $ 8,684,599
3,625 1.000%, 3/01/26 No Opt. Call AA   3,456,727
6,870 Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Broken Arrow Public Schools Project, Series
2016, 5.000%, 9/01/23
No Opt. Call AA-   6,934,303
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public
Schools Project, Series 2019A:
8,335 5.000%, 9/01/27 No Opt. Call AA-   9,201,757
10,730 5.000%, 9/01/28 No Opt. Call AA-   12,067,494
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Glenpool Public Schools
Project, Series 2017A:
765 5.000%, 9/01/23 No Opt. Call A+   771,686
600 5.000%, 9/01/24 No Opt. Call A+   618,282
1,345 5.000%, 9/01/25 No Opt. Call A+   1,419,863
1,120 Tulsa County Industrial Authority, Oklahoma, Educational Facilities
Lease Revenue Bonds, Owasso Public Schools Project, Series 2018,
5.000%, 9/01/23
No Opt. Call A+   1,129,789
Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Sand Springs Public
Schools Project, Series 2019:
725 5.000%, 9/01/25 No Opt. Call A   762,229
500 4.000%, 9/01/26 No Opt. Call A   521,205
630 5.000%, 9/01/26 No Opt. Call A   675,007
1,010 5.000%, 9/01/27 No Opt. Call A   1,102,667
1,500 Tulsa Public Facilities Authority, Oklahoma, Capital Improvement
Revenue Bonds, Series 2020, 3.000%, 5/01/24
No Opt. Call AA-   1,504,065
Tulsa, Oklahoma, General Obligation Bonds, Series
2021:
6,300 0.050%, 11/01/23 No Opt. Call Aa1   6,169,275
12,800 0.375%, 11/01/24 No Opt. Call Aa1   12,173,696
12,800 0.500%, 11/01/25 No Opt. Call Aa1   11,847,680
4,015 Tulsa, Oklahoma, General Obligation Bonds, Series 2022, 3.000%,
10/01/26
No Opt. Call Aa1   4,063,782
Wagoner County School Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Wagoner Public Schools Project, Series 2019:
1,450 4.000%, 9/01/27 No Opt. Call A-   1,513,539
300 4.000%, 9/01/28 No Opt. Call A-   316,359
Washington County Educational Facilities Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Caney Valley Public Schools Project, Series 2021:
325 3.000%, 9/01/23 No Opt. Call A-   325,263
710 3.000%, 9/01/25 No Opt. Call A-   713,273
530 3.000%, 9/01/27 No Opt. Call A-   533,180
445 3.000%, 9/01/29 No Opt. Call A-   446,442
1,250 3.000%, 9/01/31 No Opt. Call A-   1,244,975
Weatherford Industrial Trust Educational, Oklahoma,
Facilities Lease Revenue Bonds, Weatherford Public
Schools Project, Series 2019:
1,300 5.000%, 3/01/25 No Opt. Call A-   1,348,191

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 1,750 5.000%, 3/01/27 No Opt. Call A-   $ 1,890,560
Total Oklahoma 311,401,228
Oregon - 1.2%
Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series
2018A:
1,785 5.000%, 6/15/23 No Opt. Call AA+   1,793,372
2,335 5.000%, 6/15/24 No Opt. Call AA+   2,401,991
1,305 5.000%, 6/15/25 No Opt. Call AA+   1,376,188
1,085 5.000%, 6/15/26 No Opt. Call AA+   1,174,881
1,000 5.000%, 6/15/27 No Opt. Call AA+   1,109,210
Clackamas and Washington Counties School District 3JT,
Oregon, General Obligation Bonds, Refunding Series
2015:
11,055 5.000%, 6/15/25 No Opt. Call AA+   11,658,050
5,085 5.000%, 6/15/26 6/25 at 100.00 AA+   5,356,793
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B:
2,375 5.000%, 6/15/27 No Opt. Call AA+   2,629,339
2,045 5.000%, 6/15/28 6/27 at 100.00 AA+   2,262,281
Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2018:
1,440 4.000%, 6/15/23 No Opt. Call Aa1   1,443,946
1,010 5.000%, 6/15/25 No Opt. Call Aa1   1,065,095
5,540 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023, 5.000%, 6/15/24
No Opt. Call Aa1   5,698,943
Deschutes Public Library District, Deschutes County,
Oregon, General Obligation Bonds, Series 2021:
590 4.000%, 6/01/23 No Opt. Call Aa2   591,304
610 4.000%, 6/01/24 No Opt. Call Aa2   620,138
985 4.000%, 6/01/25 No Opt. Call Aa2   1,016,619
1,720 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Adventist Health System/West, Refunding Variable Rate Series
2019, 5.000%, 3/01/40, (Mandatory Put 3/01/25)
9/24 at 100.00 A   1,734,878
5,800 Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series
2021B-2, 0.950%, 6/01/27
4/23 at 100.00 BB+   5,069,258
11,585 Oregon Health and Science University, Revenue Bonds, Exchange
Series 2021C, 4.000%, 7/01/42, (Mandatory Put 2/01/29)
11/28 at 100.00 AA-   12,410,200
7,225 Oregon Housing and Community Services Department, Single Family
Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36
7/30 at 100.00 Aa2   5,835,271
14,400 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   14,332,032
Total Oregon 79,579,789
Pennsylvania - 3.6%
3,150 Allegheny County Airport Authority, Pennsylvania, Airport Revenue
Bonds, Pittsburgh International Airport, Series 2021A, 5.000%,
1/01/26, (AMT)
No Opt. Call A2   3,285,229
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A:
1,405 5.000%, 4/01/23 No Opt. Call A   1,405,000
2,415 5.000%, 4/01/24 No Opt. Call A   2,466,608

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 2,730 5.000%, 4/01/25 No Opt. Call A   $ 2,843,568
2,055 5.000%, 4/01/26 No Opt. Call A   2,184,712
4,435 5.000%, 4/01/27 No Opt. Call A   4,776,539
250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/23, 144A
No Opt. Call Ba3   250,125
4,865 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)
No Opt. Call N/R   6,081
5,055 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (7)
No Opt. Call N/R   6,319
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower
Health Project, Series 2017:
2,405 5.000%, 11/01/25 No Opt. Call B   2,046,583
5,110 5.000%, 11/01/26 No Opt. Call B   4,196,741
3,965 5.000%, 11/01/27 No Opt. Call B   3,178,185
1,925 5.000%, 11/01/28 11/27 at 100.00 B   1,466,330
1,475 5.000%, 11/01/29 11/27 at 100.00 B   1,079,553
2,240 4.000%, 11/01/31 11/27 at 100.00 B   1,483,328
2,970 4.000%, 11/01/32 11/27 at 100.00 B   1,848,023
600 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020A, 5.000%, 2/01/25
No Opt. Call B   510,420
7,890 Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower
Health Project, Series 2020B-3, 5.000%, 2/01/40, (Mandatory Put
2/01/30)
8/29 at 101.50 B   6,329,358
2,690 Bethlehem Area School District Authority, Northampton and Lehigh
Counties, Pennsylvania, School Revenue Bonds, Bethlehem Area
School District Refunding Project, Series 2021A, 3.593%, 1/01/30,
(Mandatory Put 11/01/25) (SOFR*0.67% reference rate + 0.350%
spread) (5)
11/24 at 100.00 A1   2,624,929
500 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 5.000%, 6/01/24 - BAM Insured
No Opt. Call AA   512,650
1,000 Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018,
5.000%, 7/15/25
No Opt. Call A+   1,051,630
3,775 Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   3,481,532
Commonwealth Financing Authority, Pennsylvania,
Revenue Bonds, Refunding Forward Delivery Series
2020A:
1,500 5.000%, 6/01/24 No Opt. Call A1   1,537,605
2,820 5.000%, 6/01/25 No Opt. Call A1   2,958,631
3,000 5.000%, 6/01/26 No Opt. Call A1   3,216,990
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
2,530 5.000%, 6/01/23 No Opt. Call A1   2,536,527
3,295 5.000%, 6/01/24 No Opt. Call A1   3,374,179
5,565 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016A, 3.000%, 9/01/29
No Opt. Call A+   5,606,571

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 10,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and Light
Company, Series 2016B, 2.625%, 2/15/27
No Opt. Call A+   $ 9,778,400
Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019:
2,725 4.000%, 11/15/29 11/27 at 100.00 Aaa   2,925,560
4,555 4.000%, 11/15/30 11/27 at 100.00 Aaa   4,887,515
1,010 Lower Moreland Township School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2021B, 5.000%,
11/01/24
No Opt. Call AA   1,047,471
8,065 Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put
12/03/29)
12/29 at 100.00 A+   7,450,608
1,125 Manheim Township School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2020, 4.000%, 2/01/26
No Opt. Call Aa2   1,167,188
8,335 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28) (WI/DD, Settling 4/03/23)
No Opt. Call BBB   8,466,776
504 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
5/23 at 100.00 N/R   90,750
234 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   42,207
5,945 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2005A, 3.750%, 12/01/40 (7)
No Opt. Call N/R   7,431
3,565 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (7)
No Opt. Call N/R   4,456
15,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Refunding
Series 2021B, 1.100%, 6/01/31, (AMT), (Mandatory Put 11/02/26)
11/26 at 100.00 A-   13,456,050
3,750 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2009, 0.950%, 12/01/33, (Mandatory Put 12/01/26)
No Opt. Call A-   3,337,088
3,905 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2017A, 0.580%, 8/01/37, (AMT), (Mandatory Put 8/01/24)
No Opt. Call A-   3,727,986
1,270 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122, 3.250%, 10/01/28
4/26 at 100.00 AA+   1,270,394
2,265 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+   2,242,848
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32
10/26 at 100.00 AA+   4,897,450
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2017-125A:
3,390 3.000%, 4/01/27, (AMT) No Opt. Call AA+   3,332,200
3,345 3.050%, 10/01/27, (AMT) 4/27 at 100.00 AA+   3,289,440
8,840 3.400%, 10/01/32, (AMT) 4/27 at 100.00 AA+   8,556,766

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,035 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32, (AMT)
10/27 at 100.00 AA+   $ 1,026,358
2,555 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129, 2.950%, 10/01/34
10/28 at 100.00 AA+   2,366,748
7,070 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34
10/28 at 100.00 AA+   6,284,735
4,850 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35
10/29 at 100.00 AA+   4,099,075
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137, 2.250%, 10/01/36
4/31 at 100.00 AA+   7,955,200
10,000 Pennsylvania State, General Obligation Bonds, First Series 2022,
5.000%, 10/01/27
No Opt. Call Aa3   11,140,300
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Refunding Subordinate Second Series 2016B-2:
23,700 5.000%, 6/01/23 No Opt. Call A   23,775,840
8,095 5.000%, 6/01/24 - AGM Insured No Opt. Call AA   8,319,474
5,690 5.000%, 6/01/25 No Opt. Call A   5,957,487
4,420 5.000%, 6/01/29 6/26 at 100.00 A   4,706,549
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University
Project, Refunding Series 2020C. Forward Delivery:
540 4.000%, 11/01/24 No Opt. Call A-   547,322
1,000 5.000%, 11/01/25 No Opt. Call A-   1,047,590
850 5.000%, 11/01/26 No Opt. Call A-   905,131
1,000 5.000%, 11/01/27 No Opt. Call A-   1,080,840
1,000 5.000%, 11/01/28 No Opt. Call A-   1,094,520
1,000 5.000%, 11/01/29 No Opt. Call A-   1,107,330
Philadelphia School District, Pennsylvania, General
Obligation Bonds, Green Series 2021B:
1,425 5.000%, 9/01/23 No Opt. Call A1   1,437,170
1,300 5.000%, 9/01/24 No Opt. Call A1   1,338,701
1,440 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016,
3.375%, 6/01/26
No Opt. Call BB+   1,364,285
2,680 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5309 Fixed
Guideway Modernization Formula Funds, Series 2011, 5.000%,
6/01/23
No Opt. Call AA-   2,689,648
1,520 Southeastern Pennsylvania Transportation Authority, Capital Grant
Receipts Bonds, Federal Transit Administration Section 5337 State
of Good Repair Formula Program Funds, Refunding Series 2017,
5.000%, 6/01/24
No Opt. Call AA-   1,560,386
285 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   298,070
Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project,
Series 2017-PP5:
2,530 5.000%, 11/01/23 No Opt. Call BBB+   2,553,200
2,665 5.000%, 11/01/24 No Opt. Call BBB+   2,729,786
2,550 5.000%, 11/01/25 No Opt. Call BBB+   2,648,889

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project,
Series 2020A:
$ 1,150 4.000%, 7/01/25 No Opt. Call Baa1   $ 1,155,911
1,200 5.000%, 7/01/27 No Opt. Call Baa1   1,261,296
Total Pennsylvania 246,694,371
Puerto Rico - 3.4%
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series
2022A:
3,430 5.000%, 7/01/24, 144A No Opt. Call N/R   3,459,326
4,600 5.000%, 7/01/25, 144A No Opt. Call N/R   4,662,882
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
2,500 5.000%, 7/01/25, 144A No Opt. Call N/R   2,534,175
8,795 5.000%, 7/01/30, 144A No Opt. Call N/R   8,884,797
325 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/25, 144A
No Opt. Call N/R   329,443
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
8,620 5.000%, 7/01/24, 144A No Opt. Call N/R   8,693,701
935 5.000%, 7/01/29, 144A No Opt. Call N/R   946,725
3,155 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC   3,197,718
5,000 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds,
Hospital de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-
refunded 11/15/26)
11/26 at 100.00 N/R  (4) 5,081,650
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,160 0.000%, 7/01/24 No Opt. Call N/R   5,832,350
42,818 0.000%, 7/01/27 No Opt. Call N/R   35,232,791
6,302 0.000%, 7/01/29 7/28 at 98.64 N/R   4,701,355
38,953 0.000%, 7/01/31 7/28 at 91.88 N/R   26,032,679
39,042 0.000%, 7/01/33 7/28 at 86.06 N/R   23,481,421
11,242 4.500%, 7/01/34 7/25 at 100.00 N/R   11,123,959
105 0.000%, 7/01/46 7/28 at 41.38 N/R   27,572
146 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   133,231
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
14,245 5.250%, 7/01/23 No Opt. Call N/R   14,266,459
865 0.000%, 7/01/24 No Opt. Call N/R   814,432
48,075 5.375%, 7/01/25 No Opt. Call N/R   48,846,487
12,676 5.625%, 7/01/27 No Opt. Call N/R   13,111,349
4,253 5.625%, 7/01/29 No Opt. Call N/R   4,446,937
1,806 5.750%, 7/01/31 No Opt. Call N/R   1,918,541
1,027 0.000%, 7/01/33 7/31 at 89.94 N/R   583,326
Total Puerto Rico 228,343,306
Rhode Island - 0.6%
1,650 Rhode Island Health and Educational Building Corporation, Public
Schools Financing Program Revenue Bonds, City of Providence,
Series 2021D, 5.000%, 5/15/25 - BAM Insured
No Opt. Call AA   1,733,077

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Rhode Island (continued)
$ 3,410 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%,
10/01/34
10/28 at 100.00 AA+   $ 3,233,908
13,005 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A,
2.050%, 10/01/36
4/30 at 100.00 AA+   10,253,922
9,795 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.350%, 10/01/36
4/31 at 100.00 AA+   8,025,044
2,595 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35
10/29 at 100.00 AA+   2,153,668
5,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36
4/30 at 100.00 AA+   3,980,850
1,215 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A,
2.300%, 10/01/35
10/29 at 100.00 AA+   1,043,284
2,490 Rhode Island State, General Obligation Bonds, Consolidated Capital
Development Loan, Refunding Series 2021C, 5.000%, 8/01/23
No Opt. Call AA   2,509,223
6,000 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   5,935,380
3,670 Rhode Island, General Obligation Bonds, Consolidated Capital
Development Loan, Series 2021A, 5.000%, 5/01/24
No Opt. Call AA   3,763,842
Total Rhode Island 42,632,198
South Carolina - 0.9%
455 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26
No Opt. Call A1   488,342
5,655 Patriots Energy Group Financing Agency, South Carolina, Gas Supply
Revenue Bonds, Series 2018A, 4.000%, 10/01/48, (Mandatory Put
2/01/24)
11/23 at 100.30 Aa1   5,665,122
1,140 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2019B, 2.650%, 7/01/34
1/29 at 100.00 Aaa   1,034,185
2,840 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2020B, 2.000%, 7/01/35
1/30 at 100.00 Aaa   2,345,584
6,160 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2021A, 1.850%, 7/01/36
7/30 at 100.00 Aaa   4,821,494
South Carolina Housing Finance and Development
Authority, Mortgage Revenue Bonds, Series 2022C:
15,000 2.600%, 9/01/23 4/23 at 100.00 Aaa   14,983,200
15,000 2.750%, 3/01/24 8/23 at 100.00 Aaa   14,957,100
1,035 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, FMU Student Housing LLC - Francis
Marion University Project, Series 2014A, 5.000%, 8/01/24
No Opt. Call Baa3   1,045,816
4,595 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B,
5.000%, 12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   4,803,200
South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Palmetto Health, Refunding
Series 2013A:
1,450 5.250%, 8/01/24, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 1,462,311
2,850 5.250%, 8/01/25, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 2,874,196
3,610 5.250%, 8/01/26, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 3,640,649
2,000 5.000%, 8/01/27, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 2,015,380

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 4,250 South Carolina Jobs-Economic Development Authority, Revenue
Bonds, International Paper Company Project, Refunding
Environmental Improvement Series 2023A, 4.000%, 4/01/33, (AMT),
(Mandatory Put 4/01/26)
3/26 at 100.00 BBB   $ 4,253,528
Total South Carolina 64,390,107
South Dakota - 0.4%
Harrisburg Independent School District 41-2, South
Dakota, General Obligation Bonds, Series 2021:
570 5.000%, 8/01/23 No Opt. Call AA+   574,418
1,485 5.000%, 2/01/24 No Opt. Call AA+   1,514,210
425 5.000%, 8/01/24 No Opt. Call AA+   438,549
800 5.000%, 2/01/25 No Opt. Call AA+   834,936
485 5.000%, 8/01/25 No Opt. Call AA+   512,621
1,410 5.000%, 8/01/26 No Opt. Call AA+   1,529,215
650 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/24
No Opt. Call AA-   670,247
7,725 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   7,861,192
3,060 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36
5/30 at 100.00 AAA   2,359,413
5,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36
5/30 at 100.00 AAA   3,873,950
7,310 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.300%, 11/01/37
11/30 at 100.00 AAA   6,109,552
1,165 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022C, 4.125%, 11/01/37
11/31 at 100.00 AAA   1,169,963
Total South Dakota 27,448,266
Tennessee - 1.0%
Chattanooga Health, Educational and Housing Facility
Board, Tennessee, Revenue Bonds, CommonSpirit
Health, Series 2019A-1:
1,360 5.000%, 8/01/25 No Opt. Call A-   1,415,814
1,750 5.000%, 8/01/26 No Opt. Call A-   1,856,995
4,430 Chattanooga, Tennessee, General Obligation Bonds, Refunding Series
2021B, 5.000%, 10/01/25
No Opt. Call AAA   4,714,007
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, East
Tennessee Children's Hospital, Series 2019:
2,335 5.000%, 11/15/32 2/29 at 100.00 A   2,546,318
2,810 5.000%, 11/15/33 2/29 at 100.00 A   3,056,268
1,200 Metropolitan Government of Nashville-Davidson County, Tennessee,
Exempt Facilities Revenue Bonds, Waste Management Inc., Series
2001, 0.580%, 8/01/31, (AMT), (Mandatory Put 8/01/24)
8/23 at 102.00 A-   1,145,604
Metropolitan Nashville Airport Authority, Tennessee,
Airport Improvement Revenue Bonds, Series 2022B:
745 5.000%, 7/01/26, (AMT) No Opt. Call A1   785,126
700 5.000%, 7/01/27, (AMT) No Opt. Call A1   747,943
1,030 5.000%, 7/01/28, (AMT) No Opt. Call A1   1,116,623
10,800 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A,
4.000%, 12/01/51, (Mandatory Put 9/01/28)
6/28 at 100.68 A1   10,642,644
1,640 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   1,742,106

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 840 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2015-1C, 3.850%, 7/01/32
1/25 at 100.00 AA+   $ 833,893
2,905 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-1, 3.400%, 7/01/34
7/28 at 100.00 AA+   2,842,513
3,035 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2019-2, 2.800%, 7/01/34
7/28 at 100.00 AA+   2,845,525
630 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.100%, 7/01/35
7/29 at 100.00 AA+   534,807
1,940 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-1, 2.050%, 7/01/36
7/30 at 100.00 AA+   1,584,534
2,285 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-2, 2.000%, 7/01/37
7/30 at 100.00 AA+   1,831,405
3,510 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2021-3, 2.050%, 7/01/36
1/31 at 100.00 AA+   2,834,852
900 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2022-2, 4.050%, 7/01/37
7/31 at 100.00 AA+   910,026
2,130 The Tennessee Energy Acquisition Corporation, Gas Project Revenue
Bonds, Series 2018, 4.000%, 11/01/49, (Mandatory Put 11/01/25)
8/25 at 100.22 A2   2,128,402
2,260 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Commodity Project,  Series 2021A, 5.000%, 5/01/52, (Mandatory Put
11/01/31)
8/31 at 100.85 A2   2,359,553
22,415 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 4.000%, 5/01/48, (Pre-refunded 5/01/23), (Mandatory
Put 5/01/23)
5/23 at 100.00 A  (4) 22,436,967
Total Tennessee 70,911,925
Texas - 3.2%
Alamo Community College District, Bexar County,
Texas, General Obligation Bonds, Maintenance Tax
Notes  Series 2022:
4,165 5.000%, 2/15/24 No Opt. Call AAA   4,254,006
5,000 5.000%, 2/15/25 No Opt. Call AAA   5,232,650
Austin Convention Enterprises Inc., Texas, Convention
Center Hotel Revenue Bonds, Refunding First Tier Series
2017A:
1,660 5.000%, 1/01/26 No Opt. Call BB+   1,702,330
1,290 5.000%, 1/01/27 No Opt. Call BB+   1,336,956
1,920 5.000%, 1/01/29 1/27 at 100.00 BB+   1,991,635
27,550 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2022A, 5.000%, 8/01/24
No Opt. Call Aaa   28,446,477
7,675 Austin Independent School District, Travis County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/01/24
No Opt. Call Aaa   7,916,609
Austin, Texas, Water and Wastewater System Revenue
Bonds, Refunding Forward Delivery Series 2023:
1,000 5.000%, 11/15/25 No Opt. Call AA   1,065,830
1,000 5.000%, 11/15/26 No Opt. Call AA   1,093,170
10,000 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27
1/26 at 100.00 BBB+   10,578,400
3,580 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 5.000%, 1/01/24
No Opt. Call A-   3,635,383
5,305 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2019, 5.000%, 12/01/24
No Opt. Call AA+   5,515,343

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 15,000 Dallas Independent School District, Dallas County, Texas, General
Obligation Bonds, Refunding & School Building Series 2023, 5.000%,
2/15/24
No Opt. Call AAA   $ 15,314,100
1,010 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2014A, 5.250%, 11/01/26, (AMT)
11/23 at 100.00 A+   1,020,060
1,485 Eagle Mountain and Saginaw Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building Series
2021, 5.000%, 8/15/24
No Opt. Call Aaa   1,534,807
El Paso, El Paso County, Texas, Water and Sewer Revenue
Bonds, Refunding Series 2019B:
3,000 5.000%, 3/01/25 No Opt. Call AA+   3,135,090
3,945 5.000%, 3/01/26 No Opt. Call AA+   4,225,726
1,020 5.000%, 3/01/28 No Opt. Call AA+   1,140,819
5,015 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put
12/01/26)
9/26 at 101.02 A+   5,405,719
3,345 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   3,451,672
3,240 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2022B, 5.000%, 6/01/50, (Mandatory Put 12/01/28)
12/27 at 101.49 A+   3,587,166
3,365 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Healthcare System,
Series 2014A, 5.000%, 12/01/24
No Opt. Call A+   3,481,160
5,205 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 - AGM
Insured
No Opt. Call AA   5,379,680
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018C:
4,000 5.000%, 7/01/29, (AMT) 7/28 at 100.00 AA   4,322,640
6,000 5.000%, 7/01/30, (AMT) 7/28 at 100.00 AA   6,478,260
3,000 5.000%, 7/01/31, (AMT) 7/28 at 100.00 AA   3,237,420
Love Field Airport Modernization Corporation, Texas,
General Airport Revenue Bonds Series 2015:
1,455 5.000%, 11/01/23, (AMT) No Opt. Call A1   1,467,935
1,500 5.000%, 11/01/24, (AMT) No Opt. Call A1   1,537,395
95 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/25
No Opt. Call A+   99,743
3,950 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   3,892,448
2,175 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
4/23 at 104.00 BB-   2,126,454
8,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Series 2022A, 5.000%, 1/01/25
No Opt. Call AA-   8,332,480
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2014A:
4,910 5.000%, 1/01/24 No Opt. Call AA-   4,995,041
2,435 5.000%, 1/01/24, (ETM) No Opt. Call N/R  (4) 2,476,809

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A:
$ 390 5.000%, 1/01/24 5/23 at 100.00 AA-   $ 390,675
3,200 5.000%, 1/01/27 1/26 at 100.00 AA-   3,399,872
1,680 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, First Lien Series 2021, 5.000%, 10/01/24
No Opt. Call AA+   1,740,648
1,400 San Antonio Independent School District, Bexar County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/24
No Opt. Call Aaa   1,446,004
8,830 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022E, 5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 AA-   9,341,257
355 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, MRC Methodist Retirement
Communities Stevenson Oaks Project, Mandatory Paydown Series
2020B-2, 3.000%, 11/15/26
5/23 at 100.00 N/R   339,465
2,475 Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2019A, 3.500%, 7/01/34
7/28 at 100.00 Aaa   2,419,115
3,405 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36
3/30 at 100.00 Aaa   2,621,475
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
3,025 4.000%, 12/31/30 No Opt. Call Baa2   3,074,701
4,005 4.000%, 6/30/31 12/30 at 100.00 Baa2   4,068,719
Texas Water Development Board, State Revolving Fund
Revenue Bonds, New Series 2020:
1,370 5.000%, 8/01/23 No Opt. Call AAA   1,380,932
1,825 5.000%, 8/01/25 No Opt. Call AAA   1,928,496
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2018A:
7,120 5.000%, 10/15/23 No Opt. Call AAA   7,212,347
13,065 5.000%, 10/15/24 No Opt. Call AAA   13,559,510
1,000 Trinity River Authority, Texas, Regional Wastewater System Revenue
Bonds, Series 2022, 5.000%, 8/01/27
No Opt. Call AAA   1,108,110
1,315 University of Houston, Texas, Consolidated Revenue Bonds, Refunding
Series 2022A, 5.000%, 2/15/26
No Opt. Call AA   1,408,457
Total Texas 214,851,196
Utah - 0.2%
Intermountain Power Agency, Utah, Power Supply
Revenue Bonds, Series 2022A:
2,470 5.000%, 7/01/26 No Opt. Call Aa3   2,677,505
2,750 5.000%, 7/01/27 No Opt. Call Aa3   3,054,617
4,000 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2018B-2, 5.000%, 5/15/57, (Mandatory Put 8/01/24)
2/24 at 100.00 AA+   4,071,760
5,055 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   5,418,657
700 Utah Telecommunication Open Infrastructure Agency, Utah, Revenue
Bonds, Refunding Sales Tax and Telecommunication Series 2022,
5.000%, 6/01/26
No Opt. Call AA-   748,433
Total Utah 15,970,972

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Vermont - 0.0%
$ 1,188 Vermont Housing Finance Agency, Multiple Purpose Bonds, Series
2021A, 2.200%, 11/01/36
11/30 at 100.00 Aa1   $ 997,053
Total Vermont 997,053
Virginia - 2.1%
3,225 Charles City County Industrial Development Authority, Virginia, Solid
Waste Disposal Facility Revenue Bonds, Waste Management, Inc.,
Series 2002, 1.450%, 4/01/27, (AMT)
No Opt. Call A-   2,893,341
15,485 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series
2019, 5.000%, 11/01/23
No Opt. Call BBB   15,664,162
Fairfax County Economic Development Authority,
Virginia, Revenue Bonds, Wiehle Avenue Metrorail
Station Parking Project, Refunding Series 2020. Forward
Delivery:
2,160 5.000%, 8/01/24 No Opt. Call AA+   2,224,562
2,240 5.000%, 8/01/25 No Opt. Call AA+   2,370,167
2,850 5.000%, 8/01/27 No Opt. Call AA+   3,170,540
1,600 5.000%, 8/01/29 No Opt. Call AA+   1,852,688
16,100 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 4.000%, 10/01/24
No Opt. Call AAA   16,458,869
8,805 Federal Home Loan Mortgage Corporation, Multifamily Variable Rate
Certificates Relating to Municpal Securities Class A Series 2019M-057,
2.400%, 10/15/29
No Opt. Call AA+   8,291,052
5,015 Halifax County Industrial Development Authority, Virginia, Recovery
Zone Facility Revenue Bonds, Virginia Electric & Power Company
Project, Series 2010A, 1.650%, 12/01/41, (Mandatory Put 5/31/24)
No Opt. Call A2   4,880,999
7,555 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2021A, 5.000%, 12/01/25
No Opt. Call AAA   8,069,873
5,380 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series
2018A, 5.000%, 11/01/48, (Mandatory Put 11/01/28)
No Opt. Call AA   5,984,497
22,000 Virginia Small Business Financing Authority, Environmental Facilities
Revenue Bonds (Pure Salmon Virginia LLC Project), Series 2022,
3.500%, 11/01/52, (AMT), (Mandatory Put 11/01/23)
8/23 at 100.00 N/R   21,980,860
3,745 Virginia Transportation Board, Transportation Contract Revenue Bonds,
Route 28 Project, Refunding Series 2002, 0.000%, 4/01/24 - NPFG
Insured
No Opt. Call AA+   3,638,155
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Refunding Series 2017A, 5.000%, 5/15/24
No Opt. Call AA+   3,082,560
25,095 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2009A, 0.750%, 10/01/40, (Mandatory Put 9/02/25)
No Opt. Call A2   23,151,392
18,555 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   17,965,693
Total Virginia 141,679,410
Washington - 2.4%
2,000 Auburn School District No. 408 King and Pierce Counties, Washington
Unlimited Tax General Obligation and Refunding Bonds, Series 2022,
5.000%, 12/01/24
No Opt. Call Aaa   2,081,620
10,285 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/23
No Opt. Call Aa2   10,345,373

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 5,270 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2015C, 5.000%, 7/01/25
No Opt. Call Aa2   $ 5,563,961
10,605 Energy Northwest, Washington, Electric Revenue Bonds, Nuclear
Project 1, Refunding Series 2017A, 5.000%, 7/01/27
No Opt. Call Aa2   11,752,461
King County Public Hospital District 1, Washington,
Limited Tax General Obligation Bonds, Valley Medical
Center, Refunding Series 2016:
6,485 5.000%, 12/01/23 No Opt. Call A2   6,578,449
7,295 5.000%, 12/01/24 No Opt. Call A2   7,564,915
1,000 King County School District 403 Renton, Washington, General
Obligation Bonds, Series 2023, 5.000%, 12/01/24
No Opt. Call Aaa   1,039,150
13,045 King County, Washington, Sewer Revenue Bonds, Refunding Junior
Lien Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   12,778,099
12,770 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate
Lien Private Activity Series 2022B, 5.000%, 8/01/27, (AMT)
No Opt. Call AA-   13,822,248
2,315 Seattle, Washington, General Obligation Bonds, Refunding &
Improvement Series 2022A, 4.000%, 9/01/25
No Opt. Call AAA   2,403,896
Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2022:
18,495 5.000%, 7/01/24 No Opt. Call AA   19,039,123
14,635 5.000%, 7/01/25 No Opt. Call AA   15,434,803
12,105 Spokane, Washington, Water and Wastewater System Revenue Bonds,
Green Series 2014, 4.000%, 12/01/32
12/24 at 100.00 AA   12,349,642
2,490 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27
No Opt. Call A-   2,686,785
1,080 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/24)
2/24 at 100.00 A-   1,095,390
3,400 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   3,513,968
Washington Health Care Facilities Authority, Revenue
Bonds, Fred Hutchinson Cancer Research Center, Series
2015:
1,955 5.000%, 1/01/24, (ETM) No Opt. Call A2  (4) 1,988,431
1,310 5.000%, 1/01/25, (ETM) No Opt. Call A2  (4) 1,363,762
5,615 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015B, 5.000%, 8/15/27
8/25 at 100.00 A+   5,860,768
Washington Health Care Facilities Authority, Revenue
Bonds, Providence Saint Joseph Health, Series 2018B:
1,505 5.000%, 10/01/25 No Opt. Call A1   1,575,765
2,035 5.000%, 10/01/26 No Opt. Call A1   2,167,316
3,045 5.000%, 10/01/27 No Opt. Call A1   3,293,502
2,360 5.000%, 10/01/28 No Opt. Call A1   2,593,711
2,750 Washington State Housing Finance Commission, Non-Profit Housing
Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2. TEMPS-60.
TAX-EXEMPT MANDATORY PAYDOWN SECURITIES-60, 2.125%,
7/01/27, 144A
5/23 at 100.00 N/R   2,472,552
3,755 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-1N, 2.000%, 12/01/36
6/30 at 100.00 Aaa   3,012,261
1,500 Washington State Housing Finance Commission, Single Family Program
Bonds, Series 2021-2N, 2.250%, 12/01/36
6/31 at 100.00 Aaa   1,242,765

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 3,782 Washington State Housing Finance Commission, Social Municipal
Certificates Multifamily Revenue Bonds, Series 2021-1 Class A,
3.500%, 12/20/35 2021
No Opt. Call BBB+   $ 3,546,480
6,295 Washington State, Federal Highway Grant Anticipation Revenue Bonds,
Garvee - SR 520 Corridor Program, Refunding Bonds, Series R-2022E,
5.000%, 9/01/24
No Opt. Call AA   6,485,046
Total Washington 163,652,242
West Virginia - 0.7%
6,285 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Refunidng Series 2015A, 2.550%, 3/01/40, (Mandatory Put
4/01/24)
No Opt. Call A-   6,199,650
7,095 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2010, 0.625%, 12/01/38, (Mandatory Put 12/15/25)
No Opt. Call A-   6,499,871
7,875 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Series 2011A, 1.000%, 1/01/41, (AMT), (Mandatory Put
9/01/25)
No Opt. Call A-   7,349,659
10,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Appalachian Power Company - Amos
Project, Seriess 2009A, 3.750%, 12/01/42, (Mandatory Put 6/01/25)
No Opt. Call A-   9,970,900
14,315 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Wheeling Power Company - Mitchell
Project, Refunding Series 2013A, 3.000%, 6/01/37, (AMT), (Mandatory
Put 6/18/27)
No Opt. Call A-   13,985,182
West Virginia Hospital Finance Authority, Hospital
Revenue Bonds, Charleston Area Medical Center, Series
2014A:
1,150 5.000%, 9/01/24 No Opt. Call Baa1   1,177,025
2,110 5.000%, 9/01/27 9/24 at 100.00 Baa1   2,157,032
1,000 5.000%, 9/01/28 9/24 at 100.00 Baa1   1,022,210
Total West Virginia 48,361,529
Wisconsin - 2.6%
Dane County, Wisconsin, General Obligation Bonds,
Airport Project Promissory Note Series 2022A:
8,815 4.000%, 6/01/24 No Opt. Call AAA   8,964,503
7,585 4.000%, 6/01/25 No Opt. Call AAA   7,807,847
Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A:
1,395 3.000%, 3/01/24 No Opt. Call Aa2   1,400,078
1,385 3.000%, 3/01/25 No Opt. Call Aa2   1,389,016
1,385 3.000%, 3/01/26 No Opt. Call Aa2   1,394,460
2,250 Green Bay Area Public School District, Brown County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2022, 5.000%,
4/01/24
No Opt. Call Aa2   2,302,537
10,000 Madison Metropolitan School District, Wisconsin, Tax and Revenue
Anticipation Promissory Notes, Series 2022, 5.000%, 9/05/23
No Opt. Call N/R   10,097,700
9,750 Madison, Wisconsin, Industrial Development Revenue Refunding
Bonds, Madison Gas and Electric Company Projects, Series 2020A,
3.750%, 10/01/27
No Opt. Call AA-   9,939,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Middleton-Cross Plains Area School District, Dane
County, Wisconsin, General Obligation Bonds,
Refunding Series 2021A:
$ 4,275 2.000%, 3/01/24 No Opt. Call Aa1   $ 4,240,202
4,365 2.000%, 3/01/25 No Opt. Call Aa1   4,290,402
12,515 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note
Series 2021-N3, 5.000%, 4/01/24
No Opt. Call A   12,745,401
10,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   10,124,100
4,200 Public Finance Authority of Wisconsin, Retirement Facilities First
Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star
Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A
5/23 at 100.00 N/R   3,954,510
5,000 Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2021B-2, 2.250%, 6/01/27
No Opt. Call N/R   4,501,550
12,305 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-3, 1.100%,
7/01/29, (Mandatory Put 6/01/26)
No Opt. Call A-   11,177,247
4,000 Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue
Bonds, Waste Management Inc., Refunding Series 2016A-4, 1.100%,
4/01/33, (Mandatory Put 6/01/26)
No Opt. Call A-   3,633,400
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24
No Opt. Call BBB-   1,003,970
Public Finance Authority, Wisconsin, Exempt Facilities
Revenue Bonds, Celanese Project, Refunding Series
2016C:
2,250 4.050%, 11/01/30 5/26 at 100.00 BBB-   2,157,615
5,000 4.300%, 11/01/30 5/26 at 100.00 BBB-   4,873,600
7,500 School District of Monroe Green County, Wisconsin Bond Anticipation
Notes, 4.000%, 6/14/23
5/23 at 100.00 N/R   7,503,675
25,000 Shorewood School District, Milwaukee County, Wisconsin, Bond
Anticipation Notes, Series 2021, 0.450%, 10/01/23
5/23 at 100.00 N/R   24,616,250
3,390 Waushara County, Wisconsin Note Anticipation Notes, Series 2022A,
4.500%, 6/01/27
6/25 at 100.00 A+   3,506,447
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018C-
1, 5.000%, 8/15/54, (Mandatory Put 7/29/26)
No Opt. Call AA   4,276,760
8,060 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   8,222,409
3,395 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 3.375%, 8/15/29
8/24 at 100.00 A+   3,367,025
1,800 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series
2019B-2, 2.550%, 11/01/27
4/23 at 100.00 N/R   1,687,518
6,250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series
2019B-1, 2.825%, 11/01/28
4/23 at 100.00 N/R   5,519,875
Wisconsin Housing and Ecconomic Development
Authority, Home Ownership Revenue Bonds, Series
2019C:
1,770 2.200%, 3/01/31 9/28 at 100.00 AA   1,587,778
1,785 2.200%, 9/01/31 9/28 at 100.00 AA   1,590,078

Nuveen Limited Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4,950 2.500%, 9/01/34 9/28 at 100.00 AA   $ 4,323,033
WPPI Energy, Wisconsin, Power Supply System Revenue
Bonds, Series 2014A:
755 5.000%, 7/01/25 7/24 at 100.00 A1   773,294
1,520 5.000%, 7/01/26 7/24 at 100.00 A1   1,557,392
1,170 5.000%, 7/01/27 7/24 at 100.00 A1   1,198,056
Total Wisconsin 175,727,658
Wyoming - 0.5%
20,555 Sweetwater County, Wyoming, Pollution Control Revenue Refunding
Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26
No Opt. Call A2   19,509,367
2,690 University of Wyoming, Facilities Revenue Bonds, Supplemental
Coverage Program, Refunding Series 2021A, 5.000%, 6/01/24
No Opt. Call AA-   2,759,295
2,510 Wyoming Community Development Authority, Housing Revenue
Bonds, 2019 Series 3, 2.450%, 12/01/34
12/28 at 100.00 AA+   2,324,461
1,240 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 1, 2.625%, 12/01/35
6/29 at 100.00 AA+   1,124,010
2,500 Wyoming Community Development Authority, Housing Revenue
Bonds, 2020 Series 2, 2.100%, 12/01/35
6/30 at 100.00 AA+   2,054,075
5,300 Wyoming Community Development Authority, Housing Revenue
Bonds, 2021 Series 3, 2.000%, 12/01/36
12/30 at 100.00 AA+   4,351,194
Total Wyoming 32,122,402
Total Municipal Bonds (cost $6,683,811,630) 6,477,847,884
Shares Description (1) Value
X 216,734,161 COMMON STOCKS - 3.2%
X 216,734,161
Independent Power and Renewable Electricity Producers - 3.2%
2,813,414 Energy Harbor Corp (8),(9) $ 216,734,161
Total Independent Power and Renewable Electricity Producers 216,734,161
Total Common Stocks (cost $57,727,850) 216,734,161
Total Long-Term Investments (cost $6,741,539,480) 6,694,582,045
Other Assets & Liabilities, Net -   1.1% 72,660,074
Net Assets - 100% $ 6,767,242,119
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(8) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23,
Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2006B, 0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority,
Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic
Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%,
12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of
ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticiplate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA Securities Industry and Financial Market Association
SOFR Secured Overnight Financing Rate
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments March 31, 2023
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
X 691,937,311 MUNICIPAL BONDS - 99.0%
X 691,937,311
Alabama - 4.5%
$ 6,335 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 3 Series 2018A, 4.000%, 12/01/48, (Mandatory Put 12/01/23)
9/23 at 100.31 A2   $ 6,343,616
4,170 Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds,
Project 4 Series 2019A-1, 4.000%, 12/01/49, (Mandatory Put
12/01/25)
9/25 at 100.38 A1   4,147,982
1,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 6/01/24
No Opt. Call A1   1,016,420
450 Chatom Industrial Development Board, Alabama, Gulf Opportunity
Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding
Series 2020, 5.000%, 8/01/23 - AGM Insured
No Opt. Call AA   452,903
350 Gardendale, Alabama, General Obligation Warrants, Series 2021B,
4.000%, 5/01/25
No Opt. Call AA-   359,590
2,850 Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2
Revenue Bonds, Series 2020A, 4.000%, 12/01/50, (Mandatory Put
12/01/25)
9/25 at 100.58 A2   2,825,946
1,795 Mobile Industrial Development Board, Alabama, Pollution Control
Revenue Refunding Bonds, Alabama Power Company Barry Plan,
Series 2007A, 1.000%, 6/01/34, (Mandatory Put 6/26/25)
No Opt. Call A1   1,712,268
10,450 Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue
Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49,
(Mandatory Put 6/01/24)
3/24 at 100.29 A1   10,455,329
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 1, Series 2021A, 4.000%, 10/01/25
No Opt. Call A2   1,002,670
1,270 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.000%, 12/01/26
No Opt. Call A1   1,328,776
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 4, Series 2022B-1, 5.000%, 8/01/25
No Opt. Call A2   1,022,760
598 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A
5/29 at 100.00 N/R   524,177
Total Alabama 31,192,437
Arizona - 2.9%
1,320 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
2.700%, 12/01/37, (AMT), (Mandatory Put 8/14/23)
No Opt. Call A   1,314,799
6,930 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2019,
5.000%, 6/01/49, (AMT), (Mandatory Put 6/03/24)
6/24 at 100.00 A   7,013,853
2,385 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   2,500,267
1,000 Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada
Power Company Project, Refunding Series 2017B, 3.750%, 3/01/39,
(Mandatory Put 3/31/26)
No Opt. Call A+   1,009,420
500 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/23
No Opt. Call A+   504,370

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 1,500 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, 2018 Project, School Improvement Series 2022E,
5.000%, 7/01/24
No Opt. Call Aa2   $ 1,544,685
2,450 Maricopa County Unified School District 4 Mesa, Arizona, General
Obligation Bonds, School Improvement, Project of 2018 Series
2020C, 5.000%, 7/01/25
No Opt. Call Aa2   2,586,098
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Junior Lien Series 2019B, 5.000%, 7/01/24, (AMT)
No Opt. Call A+   1,531,725
2,000 Yavapai County Industrial Development Authority, Arizona, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2003A-2,
2.200%, 3/01/28, (AMT), (Mandatory Put 6/03/24)
No Opt. Call A-   1,956,520
Total Arizona 19,961,737
California - 2.8%
3,520 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 3.650%,
1/01/50, (AMT), (Mandatory Put 1/31/24)
5/23 at 100.00 N/R   3,520,880
1,550 California Municipal Finance Authority, Solid Waste Disposal Revenue
Bonds, Waste Management Inc. Project, Series 2022A, 4.125%,
10/01/41, (AMT), (Mandatory Put 10/01/25)
7/25 at 100.00 A-   1,560,989
2,000 City of Los Angeles, California, Department of Airports Revenue Bonds,
Series 2017, 5.000%, 5/15/27, (AMT)
5/26 at 100.00 AA-   2,111,960
2,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/26, (AMT)
No Opt. Call A+   2,114,680
7,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2017D,
5.000%, 5/01/23, (AMT), (ETM)
No Opt. Call A+  (4) 7,477,840
2,730 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019H,
5.000%, 5/01/25, (AMT)
No Opt. Call A+   2,827,625
Total California 19,613,974
Colorado - 6.3%
660 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 3.375%, 12/01/26, 144A
12/25 at 103.00 N/R   617,602
250 Canon City Area Fire Protection District, Fremont County, Colorado,
Certificates of Participation, Series 2021F, 4.000%, 12/01/25 - AGM
Insured
No Opt. Call AA   258,865
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
50 4.000%, 5/01/24 No Opt. Call Baa3   49,863
100 4.000%, 5/01/26 No Opt. Call Baa3   99,533
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019B:
620 5.000%, 11/15/49, (Pre-refunded 11/19/26) No Opt. Call N/R  (4) 677,437
13,810 5.000%, 11/15/49, (Mandatory Put 11/19/26) No Opt. Call AA   14,738,170
1,750 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C, 5.000%,
11/15/36, (Mandatory Put 11/15/26)
No Opt. Call AA   1,878,415
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
300 5.000%, 10/01/23 No Opt. Call A-   302,874
350 5.000%, 10/01/24 No Opt. Call A-   359,681

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 200 5.000%, 10/01/25 No Opt. Call A-   $ 209,698
250 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25
No Opt. Call A-   260,260
2,325 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49, (Mandatory
Put 8/01/25)
2/25 at 100.00 A-   2,402,934
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
1,000 5.000%, 11/01/23 No Opt. Call A-   1,010,600
1,000 5.000%, 11/01/24 No Opt. Call A-   1,029,590
1,605 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/62,
(Mandatory Put 8/17/26)
2/26 at 101.30 AA+   1,731,731
750 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/24
No Opt. Call AA-   773,363
Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2020A:
140 5.000%, 12/01/23 - AGM Insured No Opt. Call AA   142,064
175 5.000%, 12/01/24 - AGM Insured No Opt. Call AA   181,475
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022A:
3,000 5.000%, 11/15/25, (AMT) No Opt. Call AA-   3,152,280
2,115 5.000%, 11/15/26, (AMT) No Opt. Call AA-   2,260,427
Denver City and County, Colorado, Airport System
Revenue Bonds, Series 2022D:
2,000 5.000%, 11/15/25, (AMT) No Opt. Call AA-   2,101,520
3,500 5.250%, 11/15/26, (AMT) No Opt. Call AA-   3,777,935
2,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 5.000%, 12/01/25, (AMT)
No Opt. Call A+   2,090,460
200 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/25
No Opt. Call AA-   207,256
Gold Hill Mesa Metropolitan District 2, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2022A:
215 5.000%, 12/01/24 - BAM Insured No Opt. Call AA   221,188
290 5.000%, 12/01/26 - BAM Insured No Opt. Call AA   306,066
525 Groundwater Management Subdistrict, Adams, Morgan and Weld
Counties, Colorado, Limited Tax General Obligation Bonds, Series
2021, 5.000%, 12/01/24 - BAM Insured
No Opt. Call AA   545,291
North Pine Vistas Metropolitan District 3, Castle Pines,
Douglas County, Colorado, Limited Tax General
Obligation Bonds, Refunding & Improvement Senior
Series 2021A:
100 5.000%, 12/01/23 - AGM Insured No Opt. Call AA   101,342
220 5.000%, 12/01/24 - AGM Insured No Opt. Call AA   227,594
Prairiestar Metropolitan District 2, Larimer County,
Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Series 2021A:
100 5.000%, 12/01/23 - BAM Insured No Opt. Call AA   101,342
190 5.000%, 12/01/24 - BAM Insured No Opt. Call AA   196,872
100 5.000%, 12/01/25 - BAM Insured No Opt. Call AA   105,965

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 275 Rendezous Residential Metropolitan District, Grand County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2022,
4.000%, 12/01/24 - AGM Insured
No Opt. Call AA   $ 280,101
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/23 - AGM Insured
No Opt. Call AA   1,008,070
260 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/24 - AGM Insured
No Opt. Call AA   269,329
200 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Improvement Series 2020A, 4.000%, 12/01/24 - AGM
Insured
No Opt. Call AA   203,808
Total Colorado 43,881,001
Connecticut - 1.2%
365 Connecticut State, General Obligation Bonds, Refunding Series 2022D,
5.000%, 9/15/25
No Opt. Call AA-   387,480
1,000 Connecticut State, General Obligation Bonds, Series 2022C, 4.000%,
6/15/25
No Opt. Call AA-   1,033,390
5,000 Danbury, Connecticut, General Obligation Bonds, Anticipation Notes
Series 2022, 3.000%, 7/13/23
No Opt. Call N/R   5,002,750
1,600 University of Connecticut, General Obligation Bonds, Series 2022A,
5.000%, 5/01/24
No Opt. Call AA-   1,641,248
Total Connecticut 8,064,868
District of Columbia - 1.8%
6,005 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/26, (AMT)
No Opt. Call AA-   6,403,672
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A:
4,480 5.000%, 10/01/24, (AMT) No Opt. Call Aa3   4,598,630
1,700 5.000%, 10/01/25, (AMT) No Opt. Call Aa3   1,781,600
Total District of Columbia 12,783,902
Florida - 3.8%
1,000 Broward County, Florida, Airport System Revenue Bonds, Series 2015A,
5.000%, 10/01/23, (AMT)
No Opt. Call A+   1,007,630
1,300 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/24, (AMT)
No Opt. Call A+   1,330,602
750 Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B,
5.000%, 9/01/23, (AMT)
No Opt. Call A1   757,357
4,000 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger
Rail Project, Series 2019A, 6.250%, 1/01/49, (AMT), (Mandatory Put
1/01/24), 144A
5/23 at 101.00 N/R   3,960,440
4,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   3,950,320
2,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   2,519,800
1,035 Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A, 5.000%, 10/01/25, (AMT)
No Opt. Call AA-   1,084,680
2,600 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.000%, 10/01/26, (AMT)
No Opt. Call A   2,767,284

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,465 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021C, 5.000%,
11/15/52, (Mandatory Put 11/15/26)
No Opt. Call AA   $ 2,645,882
School Board of Duval County, Florida, Certificates of
Participation, Series 2022A:
2,500 5.000%, 7/01/24 No Opt. Call A+   2,571,375
3,000 5.000%, 7/01/25 - AGM Insured No Opt. Call AA   3,153,900
Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt
Cancer Center Project, Series 2020B:
340 5.000%, 7/01/25 No Opt. Call A2   354,797
225 5.000%, 7/01/26 No Opt. Call A2   239,186
Total Florida 26,343,253
Georgia - 1.9%
1,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2020B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa3   1,022,870
580 Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series
2021C, 5.000%, 7/01/26, (AMT)
No Opt. Call Aa3   615,647
3,555 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2   3,574,695
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021A, 4.000%, 7/01/52, (Mandatory Put 9/01/27)
6/27 at 100.65 Aa1   2,000,100
1,100 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2021C, 4.000%, 12/01/25
No Opt. Call A3   1,098,592
700 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022B, 5.000%, 6/01/25
No Opt. Call A3   714,301
1,295 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 11/01/24, 144A
No Opt. Call BBB-   1,282,322
Main Street Natural Gas Inc., Georgia, Gas Supply
Revenue Bonds, Series 2023A:
1,000 5.000%, 6/01/26 No Opt. Call A3   1,030,280
1,000 5.000%, 6/01/27 No Opt. Call A3   1,039,140
Private Colleges and Universities Authority, Georgia,
Revenue Bonds, Mercer University, Series 2021:
400 5.000%, 10/01/24 No Opt. Call A3   412,184
425 5.000%, 10/01/25 No Opt. Call A3   446,866
Total Georgia 13,236,997
Hawaii - 0.2%
Hawaii State, Harbor System Revenue Bonds, Series
2020A:
600 5.000%, 7/01/24, (AMT) No Opt. Call Aa3   616,014
800 5.000%, 7/01/25, (AMT) No Opt. Call Aa3   832,160
Total Hawaii 1,448,174
Illinois - 8.2%
Board of Trustees of Southern Illinois University,
Housing and Auxiliary Facilities System Revenue Bonds,
Refunding Series 2021A:
650 4.000%, 4/01/23 - BAM Insured No Opt. Call AA   650,000
1,200 4.000%, 4/01/25 - BAM Insured No Opt. Call AA   1,219,368
400 Champaign County Community Unit School District 166 Urbana,
Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   402,152

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 425 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25
No Opt. Call BB+   $ 385,135
1,475 Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue
Bonds, Federal Transit Administration Section 5307 Urbanized Area
Formula Funds, Refunding Series 2017, 5.000%, 6/01/24
No Opt. Call A+   1,506,196
1,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022C, 5.000%, 1/01/25
No Opt. Call A+   1,031,190
Chicago, Illinois, Midway Airport Revenue Bonds,
Refunding Second Lien Series 2014A:
2,000 5.000%, 1/01/26 1/24 at 100.00 A   2,020,260
1,040 5.000%, 1/01/27 1/24 at 100.00 A   1,049,953
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2016A, 5.000%, 1/01/26
No Opt. Call A   1,042,930
1,165 Cook County School District 78 Rosemont, Illinois, General Obligation
Bonds, Series 2020, 5.000%, 12/01/26 - AGM Insured
No Opt. Call AA   1,256,185
Cook County, Illinois, General Obligation Bonds,
Refunding Series 2021A:
2,500 5.000%, 11/15/24 No Opt. Call AA-   2,581,500
800 5.000%, 11/15/25 No Opt. Call AA-   844,120
650 Geneva, Kane County, Illinois, General Obligation Bonds, Waterworks &
Sewage Alternate Revenue Source, Refunding Series 2021, 4.000%,
2/01/25
No Opt. Call Aa2   664,391
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center,
LLC - University of Illinois Health Services Facility Project,
Series 2020:
400 5.000%, 10/01/23 No Opt. Call BBB+   403,636
400 5.000%, 10/01/24 No Opt. Call BBB+   410,004
400 5.000%, 10/01/25 No Opt. Call BBB+   416,172
Illinois Finance Authority, Revenue Bonds, Northshore
University HealthSystem, Series 2020A:
1,000 5.000%, 8/15/23 No Opt. Call AA-   1,007,850
1,000 5.000%, 8/15/24 No Opt. Call AA-   1,029,730
5,975 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-1, 5.000%, 5/15/50, (Mandatory Put 11/15/24)
5/24 at 100.00 A+   6,081,893
4,670 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2020B-2, 5.000%, 5/15/50, (Mandatory Put 11/15/26)
5/26 at 100.00 A+   4,938,338
2,090 Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed
Period Series 2021A, 5.000%, 8/15/25
No Opt. Call AA-   2,194,061
1,145 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022B-1, 5.000%, 8/15/52, (Mandatory Put 8/15/25)
5/25 at 100.00 AA-   1,194,716
575 Illinois Finance Authority, Water Facilities Revenue Bonds, American
Water Capital Corporation Project, Refunding Series 2020, 0.700%,
5/01/40, (Mandatory Put 9/01/23)
No Opt. Call A   568,853
2,000 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/24
No Opt. Call A-   2,051,920
Illinois State, General Obligation Bonds, November
Series 2017D:
3,100 5.000%, 11/01/23 No Opt. Call A-   3,134,534
2,500 5.000%, 11/01/26 No Opt. Call A-   2,673,625
3,250 Illinois State, General Obligation Bonds, Refunding June Series 2022B,
5.000%, 3/01/25
No Opt. Call A-   3,368,365

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,200 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior
Obligation September Series 2021C, 5.000%, 6/15/27
No Opt. Call A   $ 2,340,030
5,225 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding
Senior Lien Series 2019C, 5.000%, 1/01/25
No Opt. Call AA-   5,442,151
400 Joliet Park District, Will County, Illinois, General Obligation Bonds,
Limited Tax Park Series 2021, 4.000%, 2/01/24 - BAM Insured
No Opt. Call AA   403,484
355 Macon County School District 61 Decatur, Illinois, General Obligation
Bonds, Alternate Revenue Source Refunding School Series 2020C,
4.000%, 1/01/26 - AGM Insured
No Opt. Call AA   367,098
Peoria, Illinois, General Obligation Bonds, Refunding
Series 2021C:
415 5.000%, 1/01/25 - AGM Insured No Opt. Call AA   431,384
2,245 5.000%, 1/01/26 - AGM Insured No Opt. Call AA   2,364,883
Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern
Illinois Flood District Council Project, Series 2020:
500 4.000%, 4/15/23 No Opt. Call AA-   500,185
450 5.000%, 4/15/24 No Opt. Call AA-   460,373
1,010 Will County Community Unit School District 201-U Crete-Monee,
Illinois, General Obligation Bonds, Capital Appreciation Series 2005,
0.000%, 11/01/25 - NPFG Insured, (ETM)
No Opt. Call N/R  (4) 940,138
Total Illinois 57,376,803
Indiana - 2.2%
1,235 Clark-Pleasant Community School Building Corporation, Indiana, First
Mortgage Bonds, Refunding Series 2021B, 4.000%, 7/15/25
No Opt. Call AA+   1,267,752
550 Columbus Multi-School Building Corporation, Bartholomew County,
Indiana, First Mortgage Revenue Bonds, Refunding and Improvement
Series 2021, 4.000%, 1/15/25
No Opt. Call AA+   562,535
950 Elkhart Community School Building Corporation, Indiana, First
Mortgage Bonds, Series 2021, 5.000%, 1/15/25
No Opt. Call AA+   985,701
1,500 Franklin, Indiana, Economic Development Revenue Bonds, Otterbein
Homes Obligated Group, Series 2019B, 5.000%, 7/01/24
No Opt. Call A   1,523,655
5,500 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, Fulcrum CenterPoint, LLC Project, Series 2022, 4.500%,
12/15/46, (AMT), (Mandatory Put 11/15/23)
5/23 at 100.00 Aaa   5,500,825
1,625 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Long Term Rate Series 2019B, 2.250%,
12/01/58, (Mandatory Put 7/01/25)
1/25 at 100.00 AA   1,595,880
700 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2021A, 5.000%, 7/01/26
No Opt. Call A   738,584
1,065 Metropolitan School District Washington Township School Building
Corporation, Indianapolis, Indiana, First Mortgage Bonds, 2016
Referendum Projects, Series 2021A, 5.000%, 7/15/25
No Opt. Call AA+   1,122,403
400 Mount Vernon of Hancock County Multi-School Building Corporation,
Indiana, First Mortgage Bonds, Series 2022, 5.000%, 1/15/27
No Opt. Call AA+   434,932
Vigo County, Indiana, Ad Valorem Property Tax First
Mortgage Bonds, Series 2021:
525 4.000%, 1/15/25 No Opt. Call AA+   537,243
535 4.000%, 7/15/25 No Opt. Call AA+   551,580
730 Warrick County, Indiana, Environmental Improvement Revenue Bonds,
Southern Indiana Gas and Electric Company, Series 2015, 0.875%,
9/01/55, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A1   723,174
Total Indiana 15,544,264

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 2.0%
Iowa Finance Authority Senior Living Facilities Revenue
Bonds, Sunrise Retirement Community Project,
Refunding Series 2021:
$ 335 4.000%, 9/01/24 No Opt. Call N/R   $ 327,335
115 4.000%, 9/01/25 No Opt. Call N/R   110,504
7,000 Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW
Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021,
1.500%, 1/01/42, (Mandatory Put 4/01/24)
4/23 at 100.00 Aa3   6,886,740
2,500 Sioux City Community School District, Iowa, School Infrastructure
Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020,
3.000%, 10/01/24 - BAM Insured
No Opt. Call AA   2,508,400
3,750 Southeast Polk Community School District, Polk, Jasper and Marion
Counties, Iowa, General Obligation Bonds, School Series 2020A,
5.000%, 5/01/25
No Opt. Call AA-   3,934,200
Total Iowa 13,767,179
Kansas - 0.2%
500 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A, 5.000%, 4/01/23 - BAM Insured
No Opt. Call AA   500,000
1,055 Wyandotte County-Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/26
9/25 at 100.00 A   1,111,696
Total Kansas 1,611,696
Kentucky - 1.0%
3,785 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 A2   3,783,524
3,500 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2019C-1, 4.000%, 2/01/50, (Mandatory Put 2/01/28)
11/27 at 100.47 A1   3,456,390
Total Kentucky 7,239,914
Louisiana - 2.7%
Louisiana Local Government Environmental Facilities
and Community Development Authority, Louisiana,
Insurance Assessment Revenue Bonds, Louisiana
Insurance Guaranty Association Project, Series 2022B:
3,250 5.000%, 8/15/25 No Opt. Call A1   3,419,455
3,250 5.000%, 8/15/26 No Opt. Call A1   3,492,060
6,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50, (Mandatory
Put 5/15/25)
11/24 at 102.04 A   6,214,260
1,000 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2021, 4.000%, 7/03/23
5/23 at 100.00 BBB+   1,000,610
1,970 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 7/01/26) (WI/DD, Settling 4/03/23)
No Opt. Call BBB-   1,970,000
2,500 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37,
(Mandatory Put 7/01/24)
No Opt. Call BBB-   2,441,925
Total Louisiana 18,538,310
Maryland - 0.2%
1,040 Maryland Health and HIgher Educational Facilities Authority,  Revenue
Bonds, University of Maryland Medical Systems, Series 2020B-1,
5.000%, 7/01/45, (Mandatory Put 7/01/25)
1/25 at 100.00 A   1,075,121
Total Maryland 1,075,121

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts - 3.3%
$ 9,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Anticipation Note Subordinated Sustainability Series 2021, 4.000%,
5/01/25
No Opt. Call AA   $ 9,279,720
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
725 5.000%, 10/01/25 - AGM Insured No Opt. Call AA   759,981
350 5.000%, 10/01/26 - AGM Insured No Opt. Call AA   374,318
210 Massachusetts Development Finance Agency, Revenue Bonds, Williams
College, Series 2011N, 0.450%, 7/01/41, (Mandatory Put 7/01/25)
1/25 at 100.00 AA+   195,674
Massachusetts Educational Financing Authority,
Education Loan Revenue Bonds, Issue L, Senior Series
2020B:
880 5.000%, 7/01/25, (AMT) No Opt. Call AA   911,513
1,250 5.000%, 7/01/26, (AMT) No Opt. Call AA   1,318,900
1,850 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M Senior Series 2022B, 5.000%, 7/01/25, (AMT)
No Opt. Call AA   1,918,265
Massachusetts Educational Financing Authority,
Education Loan Revenue Bonds, Issue M, Taxable Senior
Series 2021B:
1,075 5.000%, 7/01/25, (AMT) No Opt. Call AA   1,114,667
1,000 5.000%, 7/01/26, (AMT) No Opt. Call AA   1,058,290
1,000 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23, (AMT)
No Opt. Call AAA   1,004,240
5,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A, 5.000%,
7/01/26, (AMT)
No Opt. Call AA   5,307,300
Total Massachusetts 23,242,868
Michigan - 1.1%
1,680 Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit
Group, Refunding Series 2016E-1, 4.000%, 11/15/44, (Mandatory Put
8/15/24)
No Opt. Call AA+   1,700,177
2,780 Michigan Finance Authority, State Aid Revenue Notes, Series 2022A,
5.000%, 7/20/23
No Opt. Call N/R   2,798,376
Novi Community School District, Oakland County,
Michigan, General Obligation Bonds, School Building &
Site Series 2022-II:
1,000 4.000%, 5/01/24 No Opt. Call Aa2   1,013,650
1,000 4.000%, 5/01/25 No Opt. Call Aa2   1,024,780
1,000 Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, William Beaumont Hospital Obligated Group, Refunding
Series 2014D, 5.000%, 9/01/23, (ETM)
No Opt. Call AA  (4) 1,009,890
Total Michigan 7,546,873
Minnesota - 5.7%
515 Alexandria Independent School District 206, Douglas County,
Minnesota, General Obligation Bonds, Series 2021A, 3.000%,
2/01/26
No Opt. Call A2   516,159
145 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple
Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021,
4.000%, 9/01/25
No Opt. Call N/R   144,174
690 Becker Independent School District 726, Minnesota, General
Obligation Bonds, School Building Series 2022A, 0.000%, 2/01/26
No Opt. Call Aa1   634,993

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Central Minnesota Municipal Power Agency, Revenue
Bonds, Brookings - Southeast Twin Cities Transmission
Project, Refunding Series 2021:
$ 265 5.000%, 1/01/25 - AGM Insured No Opt. Call AA   $ 275,738
270 5.000%, 1/01/26 - AGM Insured No Opt. Call AA   287,871
210 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds,
Chosen Valley Care Center Project, Refunding Series 2019, 4.000%,
9/01/23
No Opt. Call N/R   209,051
1,000 Columbia Heights, Minnesota, Multifamily Revenue Housing Bonds,
42nd & Central Apartments Project, Series 2022A, 2.700%, 7/01/25,
(Mandatory Put 7/01/24)
1/24 at 100.00 Aaa   991,600
150 Duluth Independent School District 709, Minnesota, Certificates of
Participation, Refunding Series 2021B, 3.000%, 3/01/24
No Opt. Call Baa3   148,434
1,130 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 4.375%, 8/01/29
8/27 at 102.00 BB+   1,101,592
125 Luverne, Minnesota, Electric Revenue Bonds, Series 2022A, 3.000%,
12/01/24 - AGM Insured
No Opt. Call AA   125,801
500 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A, 6.000%, 7/01/33
7/23 at 100.00 BB+   501,060
Minneapolis-Saint Paul Housing and Redevelopment
Authority, Minnesota, Health Care System Revenue
Bonds, Allina Health System, Refunding Series 2017A:
1,000 5.000%, 11/15/24 No Opt. Call AA-   1,034,360
1,315 5.000%, 11/15/25 No Opt. Call AA-   1,392,638
1,530 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%,
1/01/26
No Opt. Call AA-   1,631,684
1,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B,
5.000%, 1/01/25, (AMT)
1/24 at 100.00 A+   1,014,200
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B,
5.000%, 1/01/26, (AMT)
No Opt. Call A+   2,085,860
1,035 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.000%,
1/01/25, (AMT)
No Opt. Call A+   1,069,062
435 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
John's University, Refunding Series 2021, 4.000%, 10/01/24
No Opt. Call A2   441,181
640 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020A, 4.000%, 8/01/25
No Opt. Call AA+   660,608
185 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020A, 1.450%, 7/01/24, (AMT)
No Opt. Call AA+   180,880
280 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021C, 0.450%, 7/01/23, (AMT)
No Opt. Call AA+   278,135
7,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds,
Series 2022A, 4.000%, 12/01/52, (Mandatory Put 12/01/27)
9/27 at 100.37 Aa1   7,089,460
325 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24,
(AMT)
No Opt. Call AA   333,102
400 Minnesota Office of Higher Education, Supplemental Student Loan
Program Revenue Bonds, Senior Series 2018, 5.000%, 11/01/23,
(AMT)
No Opt. Call AAA   404,124

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
$ 685 Minnesota Rural Water Finance Authority, Public Projects Construction
Notes, Series 2022, 2.625%, 12/01/23
5/23 at 100.00 N/R   $ 680,102
310 Montrose, Minnesota, General Obligation Bonds, Series 2021A,
2.000%, 2/01/25
No Opt. Call AA   304,770
750 Moorhead, Minnesota, General Obligation Bonds, Improvement Series
2022A, 5.000%, 2/01/26
No Opt. Call Aa3   802,447
Mountain Lake, Minnesota, General Obligation Bonds,
Series 2021A:
190 2.000%, 12/15/23 No Opt. Call A+   188,565
250 2.000%, 12/15/25 No Opt. Call A+   244,680
720 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016, 4.000%, 10/01/23
No Opt. Call N/R   720,065
500 Northern Municipal Power Agency, Minnesota, Electric System Revenue
Bonds, Series 2016, 5.000%, 1/01/26
No Opt. Call A-   531,590
860 Roseville Independent School District 623, Ramsey County, Minnesota,
Certificates of Participation, Series 2021A, 5.000%, 4/01/23
No Opt. Call Baa1   860,000
2,470 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Refunding Series 2014B, 5.000%, 5/01/23
No Opt. Call AA-   2,473,730
1,895 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A, 5.000%, 5/01/27
5/26 at 100.00 AA-   2,006,653
250 Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A,
4.000%, 12/15/25
No Opt. Call AA-   259,362
1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2018A,
5.000%, 2/01/24
No Opt. Call Aa1   1,019,670
360 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Nova Classical Academy, Refunding
Series 2021A, 2.000%, 9/01/26
9/24 at 102.00 BB+   328,856
175 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%,
11/15/27
No Opt. Call BBB+   189,655
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, Dale Street Project, Series 2023,
3.500%, 12/01/25, (Mandatory Put 6/01/24)
12/23 at 100.00 AA+   997,130
200 Saint Paul Housing and Redevelopment Authority, Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Church Homes
Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A
No Opt. Call N/R   196,400
Sartell, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Country Manor Campus LLC Project,
Series 2022A:
385 3.000%, 9/01/23 No Opt. Call N/R   383,233
320 3.500%, 9/01/24 No Opt. Call N/R   314,688
Shakopee Independent School District 720, Scott
County, Minnesota, Certificates of Participation, Series
2021B:
550 4.000%, 2/01/25 No Opt. Call Baa1   560,225
300 4.000%, 2/01/26 No Opt. Call Baa1   308,610
2,685 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24,
(ETM)
No Opt. Call N/R  (4) 2,784,399

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series
2019:
$ 300 3.000%, 8/01/23 No Opt. Call N/R   $ 298,764
400 3.000%, 8/01/24 No Opt. Call N/R   393,304
400 3.000%, 8/01/25 8/24 at 102.00 N/R   388,080
270 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/24
No Opt. Call Baa1   272,792
Total Minnesota 40,059,537
Mississippi - 0.1%
1,000 Warren County, Mississippi, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series 2020B,
1.600%, 8/01/27, (AMT), (Mandatory Put 6/16/25)
No Opt. Call BBB   936,880
Total Mississippi 936,880
Missouri - 4.5%
230 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 N/R   215,855
1,000 Cass County Reorganized School District R-II, Cass County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program, School
Building Series 2021, 5.000%, 3/01/24
No Opt. Call AA+   1,021,200
Central Southwest Missouri Community College District,
Missouri, Certificates of Participation, Ozarks Technical
Community College, Series 2021:
300 5.000%, 3/01/24 No Opt. Call AA-   306,006
250 5.000%, 3/01/25 No Opt. Call AA-   260,688
800 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2021A, 4.000%, 3/01/26
No Opt. Call Aa2   831,024
1,015 Jefferson City School District, Missouri, General Obligation Bonds,
Refunding Series 2021, 4.000%, 3/01/25
No Opt. Call AA+   1,042,689
Jennings, Saint Louis County, Missouri, Certificates of
Participation, Series 2021:
265 4.000%, 3/01/24 No Opt. Call A-   267,327
230 4.000%, 3/01/25 No Opt. Call A-   234,342
650 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%,
2/15/24
No Opt. Call A+   660,868
400 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/25
No Opt. Call AA-   419,412
130 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Extension Project, Series 2021D, 3.000%, 9/01/25
No Opt. Call AA-   130,109
100 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 A   96,171
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B,
2.900%, 9/01/33
7/27 at 102.00 A   961,710
600 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Jefferson County Water Authority
Project, Series 2021A, 4.000%, 7/01/23
No Opt. Call A   601,698
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Southeast
Missouri State University, Refunding Series 2019:
200 5.000%, 10/01/23 No Opt. Call A   202,062

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 505 5.000%, 10/01/24 No Opt. Call A   $ 519,786
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/26
No Opt. Call AA   1,044,020
5,675 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51,
(Mandatory Put 5/01/26)
No Opt. Call AA   5,873,795
665 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Capital Region Medical Center, Series 2020, 4.000%,
11/01/23
No Opt. Call Ba2   662,872
475 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25
No Opt. Call A2   500,949
400 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Variable Rate Series 2018C,
5.000%, 6/01/36, (Mandatory Put 6/01/23)
4/23 at 100.00 AA-   400,428
250 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lake Regional Health System, Series 2021, 5.000%, 2/15/26
No Opt. Call BBB+   260,918
260 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25
No Opt. Call BBB   261,557
285 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Wright Memorial Hospital, Series 2019, 5.000%, 9/01/23
No Opt. Call BBB-   286,679
500 Missouri Joint Municipal Electric Utility Commission, Power Supply
System Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022,
5.000%, 12/01/26
No Opt. Call A2   539,860
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
230 5.000%, 10/01/23 No Opt. Call A+   232,541
225 5.000%, 10/01/24 No Opt. Call A+   231,955
500 Nixa Public Schools, Missouri, Certificates of Participation, Series 2021,
4.000%, 4/01/24
No Opt. Call A   505,435
1,290 Normandy Schools Collaborative Joint Executive Governing Board,
Saint Loius County, Missouri, General Obligation Bonds, Series
2021B, 4.000%, 3/01/25
No Opt. Call AA+   1,320,818
150 Plaza at Noah's Ark Community Improvement District, Saint Charles,
Missouri, Tax Increment and Improvement District Revenue Bonds,
Series 2021, 3.000%, 5/01/23
No Opt. Call N/R   149,846
275 Rock Creek Public Sewer District, Missouri, Certificates of Participation,
Series 2021, 3.000%, 4/01/25
No Opt. Call A+   275,633
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-
Jordan Project, Refunding & Improvement Series 2016:
725 5.000%, 11/15/24 No Opt. Call N/R   725,457
630 5.000%, 11/15/26 11/25 at 100.00 N/R   633,364
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-
St. Louis International Airport, Refunding Series 2022:
500 5.000%, 7/01/24, (AMT) No Opt. Call A2   510,880
1,120 5.000%, 7/01/25, (AMT) No Opt. Call A2   1,158,875
1,170 5.000%, 7/01/26, (AMT) No Opt. Call A2   1,230,805
4,845 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series
2015, 3.250%, 8/01/27
8/25 at 100.00 AA+   4,869,128
1,710 Springfield, Missouri, Special Obligation Bonds, Refunding Series
2017B, 5.000%, 7/01/24, (AMT)
No Opt. Call Aa2   1,749,313
Total Missouri 31,196,075

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.1%
$ 500 Montana State, General Obligation Bonds, Series 2020C, 2.000%,
8/01/23
No Opt. Call Aa1   $ 498,695
Total Montana 498,695
Nebraska - 0.9%
Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated
Group, Refunding Series 2020A:
115 5.000%, 11/15/23 No Opt. Call AA-   116,560
225 5.000%, 11/15/24 No Opt. Call AA-   232,407
175 5.000%, 11/15/25 No Opt. Call AA-   184,289
3,635 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series 2020B,
5.000%, 11/15/53, (Mandatory Put 11/15/25)
8/25 at 100.00 AA-   3,788,870
1,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Medicine, Series 2016, 5.000%, 5/15/24
No Opt. Call AA-   1,023,850
1,110 Sarpy County School District 037 Gretna Public Schools, Nebraska,
General Obligation Bonds, Series 2022B, 5.000%, 12/15/27
12/25 at 100.00 AA-   1,180,618
Total Nebraska 6,526,594
Nevada - 0.9%
5,000 Clark County, Nevada, Passenger Facility Charge Revenue Bonds,
Las Vegas-McCarran International Airport, Refunding Series 2019E,
5.000%, 7/01/24
No Opt. Call Aa3   5,144,000
Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 816 Summerlin Village 22, Series
2021:
300 2.000%, 6/01/23 No Opt. Call N/R   298,947
365 2.000%, 6/01/25 No Opt. Call N/R   344,867
500 Nevada Housing Division, Multi-Unit Housing Revenue Bonds,
Wood Creek Apartments Project, Series 2022, 5.000%, 12/01/25,
(Mandatory Put 12/01/24)
12/24 at 100.00 Aaa   512,270
Total Nevada 6,300,084
New Hampshire - 0.0%
300 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 5.000%,
5/01/23
No Opt. Call AA   300,480
Total New Hampshire 300,480
New Jersey - 4.4%
7,000 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 5.000%,
7/01/23 - BAM Insured
No Opt. Call AA   7,034,230
New Jersey Higher Education Student Assistance
Authority, Student Loan Revenue Bonds, Refunding
Senior Series 2022A:
500 5.000%, 12/01/24, (AMT) No Opt. Call Aa1   513,165
600 5.000%, 12/01/25, (AMT) No Opt. Call Aa1   625,584
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
6,115 5.000%, 6/01/25 No Opt. Call A2   6,431,390
2,220 5.000%, 6/01/26 No Opt. Call A2   2,393,871
5,000 New Jersey State, General Obligation Bonds, Various Purpose Series
2021, 2.000%, 6/01/25
No Opt. Call A2   4,877,450

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 3,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/23
No Opt. Call A+   $ 3,012,570
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 5.000%, 12/15/24
No Opt. Call A3   1,033,700
2,500 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 5.000%, 6/15/26
No Opt. Call A3   2,660,925
500 Salem County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Philadelphia Electric Company
Project Series 1993A, 4.450%, 3/01/25, (AMT) (WI/DD, Settling
4/03/23)
No Opt. Call BBB   500,000
1,685 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23
No Opt. Call A   1,688,926
Total New Jersey 30,771,811
New Mexico - 0.8%
5,440 Farmington, New Mexico, Pollution Control Revenue Bonds, Public
Service Company of New Mexico San Juan Project, Refunding Series
2010E, 1.150%, 6/01/40, (Mandatory Put 6/01/24)
No Opt. Call BBB   5,263,581
225 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%,
8/01/49, (Mandatory Put 8/01/25)
5/25 at 100.87 AA   235,523
Total New Mexico 5,499,104
New York - 2.5%
Monroe County Industrial Development Corporation,
New York, Revenue Bonds, Rochester Regional Health
Project, Series 2020A:
500 5.000%, 12/01/23 No Opt. Call BBB+   505,270
600 5.000%, 12/01/24 No Opt. Call BBB+   615,606
3,000 New York State Energy Research and Development Authority, Pollution
Control Revenue Bonds, New York State Electric & Gas Corporation,
Series 2004C, 2.625%, 4/01/34, (Mandatory Put 7/03/23)
No Opt. Call A-   2,994,720
3,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/25
No Opt. Call AAA   3,168,300
1,210 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23,
(AMT)
No Opt. Call AA-   1,218,797
1,230 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/25,
(AMT)
No Opt. Call AA-   1,281,266
7,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility
Tax Bonds, MTA Bridges and Tunnels, Refunding Senior Lien Green
Climate Bond Certified Series 2023A, 5.000%, 11/15/24
No Opt. Call AA+   7,795,125
Total New York 17,579,084
North Carolina - 2.4%
1,745 North Carolina Central University, General Revenue Bonds, Refunding
Series 2016, 5.000%, 10/01/23
No Opt. Call A3   1,761,717
14,075 North Carolina Medical Care Commission, Hospital Revenue Bonds,
CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%,
2/01/51, (Mandatory Put 2/01/26)
2/26 at 100.00 AA-   14,928,508
Total North Carolina 16,690,225

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota - 0.7%
$ 895 Cass County Joint Water Reserve District, North Dakota, Temporary
Improvement  Special Assessment Bonds, Refunding Series 2021A,
0.480%, 5/01/24
5/23 at 100.00 Aa3   $ 859,755
2,305 City of Horace, North Dakota, Temporary Refunding Improvement
Bonds, Series 2022A, 3.250%, 8/01/24
8/23 at 100.00 Baa2   2,274,782
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series
2021:
275 5.000%, 12/01/23 No Opt. Call Baa2   277,970
215 5.000%, 12/01/25 No Opt. Call Baa2   224,277
280 West Fargo Public School District 6, Cass County, North Dakota,
General Obligation Bonds, Special Assessment Prepayment Series
2020C, 4.000%, 8/01/26
No Opt. Call Aa2   293,885
West Fargo, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2020A:
750 2.000%, 5/01/24 No Opt. Call Aa3   740,310
500 4.000%, 5/01/25 No Opt. Call Aa3   513,535
Total North Dakota 5,184,514
Ohio - 2.0%
Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Revenue Bonds, Children's Hospital
Medical Center, Refunding Series 2022A:
1,240 5.000%, 11/15/24 No Opt. Call AA-   1,282,011
1,440 5.000%, 11/15/25 No Opt. Call AA-   1,522,771
1,205 Celina City School District, Mercer County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 0.000%, 12/01/24 - BAM
Insured
No Opt. Call AA   1,146,919
1,000 City of Cleveland, Ohio, Airport System Revenue Bonds, Series 2018,
5.000%, 1/01/27, (AMT)
No Opt. Call A   1,060,330
2,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A, 5.000%,
1/01/26, (AMT)
No Opt. Call A   2,088,540
Cleveland-Cuyahoga County Port Authroity, Ohio,
Cultural Facility Revenue Bonds, The Cleveland Museum
of Natural History Project, Series 2021:
150 5.000%, 7/01/25 No Opt. Call A3   157,193
250 5.000%, 7/01/26 No Opt. Call A3   267,762
2,425 Kent State University, Ohio, General Receipts Bonds, Series 2016,
5.000%, 5/01/26
No Opt. Call Aa3   2,597,927
Montgomery County, Ohio, Hospital Facilities Revenue
Bonds, Kettering Health Network Obligated Group
Project, Refunding & Improvement Series 2021:
700 5.000%, 8/01/25 No Opt. Call A+   732,739
1,250 5.000%, 8/01/26 No Opt. Call A+   1,337,463
685 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   856
1,710 Ohio Air Quality Development Authority, Ohio, Revenue Bonds,
American Electric Power Company Project, Refunding Series 2005A,
2.100%, 1/01/29, (AMT), (Mandatory Put 10/01/24)
No Opt. Call BBB+   1,664,890
360 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Variable Rate Series 2020B, 5.000%, 1/15/50, (Mandatory
Put 1/15/25)
1/25 at 100.00 A   372,197
Total Ohio 14,231,598

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 0.9%
$ 6,065 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public Schools
Project, Series 2019., 5.000%, 6/01/24
No Opt. Call A+   $ 6,208,619
Total Oklahoma 6,208,619
Oregon - 0.6%
Marion and Polk Counties School District 24J, Salem-
Kreizer, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2020B:
300 5.000%, 6/15/23 No Opt. Call AA+   301,407
500 5.000%, 6/15/24 No Opt. Call AA+   514,345
450 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services
Project, Refunding Series 2020A, 5.000%, 10/01/24
No Opt. Call BBB+   462,114
300 Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services,
Refunding Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+   311,400
2,375 Oregon State  Business Development Commission, Recovery Zone
Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010,
2.400%, 12/01/40, (Mandatory Put 8/14/23)
No Opt. Call A   2,363,790
Total Oregon 3,953,056
Pennsylvania - 2.1%
835 Hollidaysburg Area School District, Blair County, Pennsylvania, General
Obligation Bonds, Series 2021, 4.000%, 3/15/25
No Opt. Call Aa3   855,900
1,135 Northern York County School District, Pennsylvania, General Obligation
Bonds, Notes Series 2021A, 4.000%, 11/15/25
No Opt. Call AA-   1,173,953
4,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc Project, Series 2019B-
2, 3.600%, 4/01/49, (AMT), (Mandatory Put 7/17/23)
No Opt. Call BBB+   3,999,080
305 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series
2011, 2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A-   297,753
465 Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%,
3/01/24
No Opt. Call Aa1   475,156
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
425 5.000%, 12/01/24 No Opt. Call AA-   440,725
525 5.000%, 12/01/25 No Opt. Call AA-   559,241
300 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/24 -
AGM Insured
No Opt. Call AA   305,073
6,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%,
4/15/26
2/26 at 100.00 AA+   6,275,160
Total Pennsylvania 14,382,041
Puerto Rico - 1.5%
1,605 Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds,
Hospital de la Concepcion, Series 2017A, 3.550%, 11/15/30, (Pre-
refunded 11/15/26)
11/26 at 100.00 N/R  (4) 1,631,210
Puerto Rico, General Obligation Bonds, Restructured
Series 2022A-1:
2,000 5.250%, 7/01/23 No Opt. Call N/R   2,003,000
6,514 5.375%, 7/01/25 No Opt. Call N/R   6,618,484
Total Puerto Rico 10,252,694

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina - 0.8%
$ 2,215 Richland County, South Carolina, Environmental Improvement Revenue
Bonds, International Paper Company Project, Refunding Series
2014A, 3.875%, 4/01/23, (AMT), (ETM)
No Opt. Call BBB  (4) $ 2,215,000
3,285 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B,
5.000%, 12/01/48, (Mandatory Put 10/01/25)
No Opt. Call AA-   3,433,843
Total South Carolina 5,648,843
South Dakota - 0.3%
1,940 South Dakota Health and Educational Facilities Authority, Reveune
Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33, (Mandatory Put
7/01/24)
4/24 at 100.00 AA-   1,974,202
Total South Dakota 1,974,202
Tennessee - 1.1%
100 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
5.000%, 8/01/28
No Opt. Call A-   109,562
255 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, 5.000%, 7/01/26, (AMT)
No Opt. Call A1   268,734
885 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Improvement Series 2015B, 5.000%, 7/01/26, (AMT)
7/25 at 100.00 AA-   918,276
5,655 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A,
5.000%, 2/01/50, (Mandatory Put 10/01/24)
7/24 at 100.58 Aa1   5,751,870
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Commodity Project,  Series 2021A:
250 5.000%, 11/01/23 No Opt. Call A2   251,907
250 5.000%, 11/01/24 No Opt. Call A2   254,923
275 5.000%, 11/01/25 No Opt. Call A2   283,949
Total Tennessee 7,839,221
Texas - 9.1%
5,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019,
5.000%, 11/15/23, (AMT)
No Opt. Call A+   5,047,400
Austin, Texas, Airport System Revenue Bonds, Series
2019B:
1,000 5.000%, 11/15/25, (AMT) No Opt. Call A+   1,044,340
1,250 5.000%, 11/15/27, (AMT) No Opt. Call A+   1,342,975
Brazos Higher Education Authority Inc., Texas, Student
Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175 5.000%, 4/01/23, (AMT) No Opt. Call AAA   1,175,000
775 5.000%, 4/01/24, (AMT) No Opt. Call AA   787,222
500 5.000%, 4/01/25, (AMT) No Opt. Call AA   515,600
1,015 Canadian River Municipal Water Authority, Texas, Contract Revenue
Bonds, Conjunctive Use Groundwater Supply Project, Refunding
Subordinate Lien Series 2021, 5.000%, 2/15/24
No Opt. Call AA   1,035,462
1,540 Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation
Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25
7/24 at 100.00 BBB+   1,574,111
1,065 Comal Independent School District, Comal, Bexar, Guadalupe, Hays,
and Kendall Counties, Texas, General Obligation Bonds, Series 2022,
5.000%, 2/01/26
No Opt. Call Aaa   1,143,096
2,500 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/24
No Opt. Call A+   2,590,775

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,030 El Paso, Texas, Airport Revenue Bonds, El Paso International Airport
Series 2018, 5.000%, 8/15/23, (AMT)
No Opt. Call A+   $ 2,041,348
1,900 Frisco Independent School District, Collin and Denton Counties, Texas,
General Obligation Bonds, Refunding & School Building Series 2002,
0.000%, 8/15/24
No Opt. Call Aaa   1,830,498
8,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health System,
Refunding Series 2020C-3, 5.000%, 6/01/32, (Mandatory Put
12/01/26)
9/26 at 101.02 A+   8,623,280
6,920 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Memorial Hermann Health System, Series
2019B-2, 5.000%, 7/01/49, (Mandatory Put 12/01/24)
9/24 at 100.84 A+   7,140,679
1,685 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B,
5.000%, 10/01/41, (Mandatory Put 10/01/24)
No Opt. Call AA   1,734,825
Houston, Texas, Airport System Revenue Bonds,
Refunding & Subordinate Lien Series 2018C:
4,210 5.000%, 7/01/23, (AMT) No Opt. Call AA   4,225,493
3,630 5.000%, 7/01/26, (AMT) No Opt. Call A1   3,825,512
850 Hunt Memorial Hospital District, Hunt County, Texas, General
Obligation Bonds, Refunding & Improvment Series 2020, 5.000%,
2/15/26
No Opt. Call A2   894,005
1,635 Lake Dallas Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2001, 0.000%, 8/15/24
No Opt. Call Aaa   1,570,532
400 Lake Houston Redevelopment Authority, Texas, Tax Increment Contract
Revenue Bonds, Series 2021, 5.000%, 9/01/25
No Opt. Call BBB-   409,084
525 Leander, Texas, General Obligation Bonds, Refunding Series 2020,
5.000%, 8/15/25
No Opt. Call Aa1   555,592
740 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Series 2017, 5.000%, 11/01/24, (AMT)
No Opt. Call A1   758,448
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020, 5.000%, 5/15/25
No Opt. Call A+   1,049,930
450 Matagorda County Navigation District 1, Texas, Pollution Control
Revenue Bonds, Central Power & Light Company Project, Refunding
Series 1996, 0.900%, 5/01/30, (AMT), (Mandatory Put 9/01/23)
No Opt. Call A-   443,444
2,805 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24
No Opt. Call AA-   2,865,392
315 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 1.875%, 1/01/26, (AMT), 144A
7/23 at 103.00 N/R   287,790
555 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2022E, 5.000%, 11/15/52, (Mandatory Put 5/15/26)
11/25 at 100.60 AA-   587,134
5,400 Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply
Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/24
No Opt. Call A3   5,465,556
Texas Water Development Board, State Water
Implementation Revenue Fund Bonds, Master Trust
Series 2022:
500 5.000%, 4/15/24 No Opt. Call AAA   512,555
1,885 5.000%, 10/15/24 No Opt. Call AAA   1,956,347

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Wise County, Texas, Lease Revenue Bonds, Parker
County Junior College District, Refunding Series 2021:
$ 350 5.000%, 8/15/23 No Opt. Call N/R   $ 351,981
465 5.000%, 8/15/24 No Opt. Call N/R   474,188
Total Texas 63,859,594
Utah - 1.5%
6,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/23, (AMT)
No Opt. Call A   6,024,960
2,190 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/25, (AMT)
No Opt. Call A   2,275,629
350 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Utah Charter Academies Project, Series 2018, 4.000%, 10/15/23
No Opt. Call AA   352,208
1,555 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020B-2, 5.000%, 5/15/60, (Mandatory Put 8/01/26)
2/26 at 102.03 AA+   1,666,867
500 Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series
2021, 3.000%, 10/15/23
No Opt. Call BBB-   495,460
Total Utah 10,815,124
Virgin Islands - 0.4%
Matching Fund Special Purpose Securitization
Corporation, Virgin Islands, Revenue Bonds, Series
2022A:
1,000 5.000%, 10/01/25 No Opt. Call N/R   1,015,890
1,645 5.000%, 10/01/26 No Opt. Call N/R   1,678,213
Total Virgin Islands 2,694,103
Virginia - 2.2%
850 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%,
7/01/24
No Opt. Call AA-   870,596
1,755 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series
2019, 5.000%, 11/01/23
No Opt. Call BBB   1,775,305
1,150 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 5.000%,
5/15/25
No Opt. Call AA+   1,207,902
10,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26, (ETM)
No Opt. Call Aa2  (4) 10,810,800
690 Wise County Industrial Development Authority, Virginia, Solid Waste
and Sewage Disposal Revenue Bonds, Virginia Electric and Power
Company, Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2   668,086
Total Virginia 15,332,689
Washington - 2.1%
1,370 King County School District 414 Lake Washington, Washington, General
Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25
No Opt. Call Aaa   1,425,745
1,955 King County, Washington, Sewer Revenue Bonds, Refunding Junior
Lien Series 2020A, 0.625%, 1/01/32, (Mandatory Put 1/01/24)
7/23 at 100.00 AA   1,915,001
2,525 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015C, 5.000%, 4/01/26, (AMT)
10/24 at 100.00 AA-   2,586,660
1,550 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/27, (AMT)
No Opt. Call AA-   1,670,528

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 2,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/24, (AMT)
No Opt. Call AA-   $ 2,034,480
5,025 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49, (Mandatory
Put 8/01/26)
2/26 at 100.00 A-   5,272,431
Total Washington 14,904,845
Wisconsin - 4.9%
1,850 Howard-Suamico School District, Brown County, Wisconsin, General
Obligation Bonds, School Building & Improvement Series 2021,
5.000%, 3/01/25
No Opt. Call AA   1,929,088
Kenosha, Wisconsin, General Obligation Promissory
Notes Series 2020A:
350 2.000%, 5/01/23 No Opt. Call AA   349,720
625 2.000%, 5/01/25 No Opt. Call AA   608,900
1,250 Kenosha, Wisconsin, General Obligation Promissory Notes Series
2021B, 1.000%, 10/01/25
No Opt. Call AA   1,172,062
400 Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series
2021S2, 5.000%, 6/01/26
No Opt. Call A+   430,316
600 New Richmond School District, Saint Croix County, Wisconsin, General
Obligation Bonds, Refunding Series 2021, 5.000%, 4/01/26
No Opt. Call Aa2   643,764
570 Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E,
4.000%, 5/01/25
No Opt. Call Aa3   584,501
Public Finance Authority of Wisconsin, Health Care
Facilities Revenue Bonds, Blue Ridge HealthCare,
Refunding Series 2020A:
200 5.000%, 1/01/24 No Opt. Call A   202,578
400 5.000%, 1/01/26 No Opt. Call A   420,388
300 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 3.000%, 12/01/26
No Opt. Call BB+   291,654
325 Public Finance Authority of Wisconsin, Hospital Revenue Bonds,
Renown Regional Medical Center Project, Series 2020A, 5.000%,
6/01/26
No Opt. Call A+   343,944
1,375 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022A-2,
3.300%, 10/01/46, (Mandatory Put 10/01/26)
No Opt. Call Aa3   1,392,064
Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Refunding Series 2021:
200 2.000%, 4/01/23 No Opt. Call Aa3   200,000
600 2.000%, 4/01/25 No Opt. Call Aa3   585,078
250 Racine, Racine County, Wisconsin, General Obligation Bonds,
Refunding Series 2020B, 4.000%, 12/01/24
No Opt. Call AA-   254,840
3,000 School District of Monroe Green County, Wisconsin Bond Anticipation
Notes, 4.000%, 6/14/23
5/23 at 100.00 N/R   3,001,470
1,360 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/27
5/23 at 100.00 A3   1,361,469
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
435 5.000%, 10/01/25 No Opt. Call N/R   442,634
455 5.000%, 10/01/26 No Opt. Call N/R   463,745
2,500 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A-
4, 5.000%, 8/15/54, (Mandatory Put 1/29/25)
No Opt. Call AA   2,592,525

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 4,230 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate
Demand Series 2018B-3, 5.000%, 8/15/54, (Mandatory Put 1/31/24)
No Opt. Call AA   $ 4,304,490
250 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Agnesian HealthCare, Inc., Series 2017, 5.000%,
7/01/26
No Opt. Call A+   266,560
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Bellin Memorial Hospital,
Inc., Series 2019A:
75 5.000%, 12/01/23 No Opt. Call A+   76,056
100 5.000%, 12/01/24 No Opt. Call A+   103,535
110 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019B, 3.000%,
12/01/24
No Opt. Call A+   110,260
2,070 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2017A, 5.000%, 4/01/25
No Opt. Call AA   2,156,919
8,010 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2020B-1,
5.000%, 2/15/52, (Mandatory Put 2/15/25)
8/24 at 100.00 BBB+   8,171,401
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021:
160 4.000%, 1/01/24 No Opt. Call N/R   158,907
210 4.000%, 1/01/25 No Opt. Call N/R   206,558
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond
Senior Housing, Inc., Refunding Series 2021:
440 1.950%, 7/01/24 No Opt. Call N/R   423,307
460 2.250%, 7/01/26 No Opt. Call N/R   418,181
350 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B, 4.000%, 9/15/25
No Opt. Call BBB-   345,184
455 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Series 2018A,
4.000%, 9/15/23, (ETM)
No Opt. Call BBB-  (4) 457,521
50 Wisconsin State, General Obligation Bonds, Refunding Forward
Delivery Series 2021-2, 5.000%, 5/01/25
No Opt. Call AA+   52,601
Total Wisconsin 34,522,220
Wyoming - 0.2%
Consolidated Wyoming Municipalities Electric Power
System Joint Powers Board, Wyoming, Electric Facilities
Improvement Lease Revenue Bonds, Gillette Electrical
System Project, Refunding Series 2022:
750 5.000%, 6/01/24 No Opt. Call AA-   769,058
500 5.000%, 6/01/26 No Opt. Call AA-   536,950
Total Wyoming 1,306,008
Total Municipal Bonds (cost $700,151,779) 691,937,311

Nuveen Short Term Municipal Bond Fund
(continued)
Portfolio of Investments
March 31, 2023

Shares Description (1) Value
X 1,706,501 COMMON STOCKS - 0.2%
X 1,706,501
Independent Power and Renewable Electricity Producers - 0.2%
22,152 Energy Harbor Corp (6),(7) $ 1,706,501
Total Independent Power and Renewable Electricity Producers 1,706,501
Total Common Stocks (cost $751,144) 1,706,501
Total Long-Term Investments (cost $700,902,923) 693,643,812
Borrowings - (0.4)% (8) (2,568,708)
Other Assets & Liabilities, Net -   1.2% 7,900,330
Net Assets - 100% $ 698,975,434
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticiplate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8) Borrowings as a percentage of Total Investments is 0.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Statement of Assets and Liabilities
March 31, 2023
See Notes to Financial Statements.

All-American
Intermediate
Duration Limited Term Short Term
ASSETS
Long-term investments, at value
†
$ 4,696,061,725 $ 7,910,072,391 $ 6,694,582,045 $ 693,643,812
Short-term investments, at value
◊
182,000,000 – – –
Cash 5,477,792 20,350,883 15,063,468 –
Receivables:
Interest 62,447,015 89,753,920 71,471,749 9,225,219
Investments sold 26,503,881 21,037,270 69,607,602 3,308,350
Shares sold 10,097,106 11,311,410 12,123,869 2,785,397
Other assets 809,524 1,062,095 716,884 115,002
Total assets 4,983,397,043 8,053,587,969 6,863,565,617 709,077,780
LIABILITIES
Borrowings – 14,666,930 – 2,568,708
Floating rate obligations 155,465,000 – – –
Payables:
Dividends 2,779,036 4,923,967 2,431,866 280,998
Interest 1,420,143 – – 357
Investments purchased - regular settlement 5,129,932 7,436,106 4,202,883 –
Investments purchased - when-issued/delayed-delivery settlement 6,665,000 8,695,554 72,130,190 2,470,000
Shares redeemed 8,705,315 10,740,168 12,957,436 4,200,530
Accrued expenses:
Custodian fees 461,028 510,673 460,408 89,666
Management fees 1,638,962 2,624,704 1,944,258 245,709
Director/Trustees fees 702,849 981,188 636,576 60,718
Professional fees 40,242 61,389 53,683 5,578
Shareholder reporting expenses 107,361 106,427 133,729 17,267
Shareholder servicing agent fees 641,976 914,696 1,094,502 91,505
12b-1 distribution and service fees 530,087 179,876 239,413 59,977
Other 38,990 50,480 38,554 11,333
Total liabilities 184,325,921 51,892,158 96,323,498 10,102,346
Commitments and contingencies
(1)
Net assets $ 4,799,071,122 $ 8,001,695,811 $ 6,767,242,119 $ 698,975,434
NET ASSETS CONSIST OF:
Paid-in capital $ 5,787,384,240 $ 8,435,863,237 $ 6,961,646,826 $ 716,220,941
Total distributable earnings (loss) (988,313,118) (434,167,426) (194,404,707) (17,245,507)
Net assets 4,799,071,122 8,001,695,811 6,767,242,119 698,975,434
†
Long-term investments, cost $ 4,705,356,050 $ 8,149,107,630 $ 6,741,539,480 $ 700,902,923
◊
Short-term investments, cost $ 182,000,000 $ — $ — $ —
(1) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements.

All-American
Intermediate
Duration Limited Term Short Term
CLASS A:
Net assets $ 2,207,643,028 $ 845,565,880 $ 1,152,357,179 $ 281,531,433
Shares outstanding 217,940,951 96,401,602 106,053,222 28,747,901
Net asset value ("NAV") per share $ 10.13 $ 8.77 $ 10.87 $ 9.79
Maximum sales charge 4.20% 3.00% 2.50% 2.50%
Offering price per share (NAV per share plus maximum sales charge) $ 10.57 $ 9.04 $ 11.15 $ 10.04
CLASS C:
Net assets $ 184,010,901 $ 43,565,659 $ 49,258,059 $ 13,160,089
Shares outstanding 18,158,725 4,965,372 4,551,525 1,349,055
NAV and offering price per share $ 10.13 $ 8.77 $ 10.82 $ 9.76
CLASS R6:
Net assets $ 142,935,224 $ — $ — $ —
Shares outstanding 14,035,896 — — —
NAV and offering price per share $ 10.18 $ — $ — $ —
CLASS I:
Net assets $ 2,264,481,969 $ 7,112,564,272 $ 5,565,626,881 $ 404,283,912
Shares outstanding 222,521,969 808,388,521 514,265,452 41,231,016
NAV and offering price per share $ 10.18 $ 8.80 $ 10.82 $ 9.81
Authorized shares - per class Unlimited Unlimited Unlimited 2 billion
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.0001

Statement of Operations
Year Ended March 31, 2023
See Notes to Financial Statements.

All-American
Intermediate
Duration Limited Term Short Term
INVESTMENT INCOME
Interest $ 249,333,785 $ 255,476,834 $ 154,849,944 $ 14,612,776
Total investment income 249,333,785 255,476,834 154,849,944 14,612,776
EXPENSES
– – – –
Management fees 22,797,966 32,474,628 25,043,327 3,094,993
12b-1 service fees - Class A 4,860,703 1,774,763 2,669,325 583,231
12b-1 distribution and service fees - Class C 2,117,145 480,846 589,252 138,769
Shareholder servicing agent fees 2,268,387 3,244,142 3,501,887 278,361
Interest expense 9,138,617 457,230 643,241 26,906
Director/Trustees fees 222,226 333,265 295,125 31,046
Custodian expenses, net 474,776 530,464 504,007 108,456
Federal and state registration fees 273,799 352,617 289,043 144,921
Professional fees 283,867 279,007 262,127 79,376
Shareholder reporting expenses 216,462 217,009 293,478 36,751
Other 59,971 74,750 65,062 13,845
Total expenses 42,713,919 40,218,721 34,155,874 4,536,655
Net investment income (loss) 206,619,866 215,258,113 120,694,070 10,076,121
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (862,368,361) (149,421,856) (119,860,432) (8,649,885)
Futures contracts 59,344,049 — — —
Net realized gain (loss) (803,024,312) (149,421,856) (119,860,432) (8,649,885)
Change in unrealized appreciation (depreciation) on:
Investments 140,713,510 (185,591,473) 30,868,162 5,870,720
Change in net unrealized appreciation (depreciation) 140,713,510 (185,591,473) 30,868,162 5,870,720
Net realized and unrealized gain (loss) (662,310,802) (335,013,329) (88,992,270) (2,779,165)
Net increase (decrease) in net assets from operations $ (455,690,936) $ (119,755,216) $ 31,701,800 $ 7,296,956

Statement of Changes in Net Assets
See Notes to Financial Statements.

All-American Intermediate Duration
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
OPERATIONS
Net investment income (loss) $ 206,619,866 $ 244,170,032 $ 215,258,113 $ 214,707,654
Net realized gain (loss) (803,024,312) (62,213,863) (149,421,856) (22,256,218)
Change in net unrealized appreciation (depreciation) 140,713,510 (677,950,463) (185,591,473) (549,491,857)
Net increase (decrease) in net assets from operations (455,690,936) (495,994,294) (119,755,216) (357,040,421)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (80,416,955) (93,283,733) (19,783,346) (18,613,900)
Class C (5,233,730) (5,871,404) (680,389) (656,752)
Class C2
(1)
— (37,474) — (9,476)
Class R6 (4,673,587) (4,471,700) – –
Class I (105,170,778) (137,308,881) (182,875,837) (192,776,361)
Decrease in net assets from distributions to shareholders (195,495,050) (240,973,192) (203,339,572) (212,056,489)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 2,534,125,820 2,294,145,641 5,962,593,321 3,213,521,580
Proceeds from shares issued to shareholders due to reinvestment of distributions 152,966,958 186,486,554 141,855,832 135,212,575
2,687,092,778 2,480,632,195 6,104,449,153 3,348,734,155
Cost of shares redeemed (4,924,245,842) (1,913,841,196) (7,561,449,728) (3,350,407,484)
Net increase (decrease) in net assets from Fund share transactions (2,237,153,064) 566,790,999 (1,457,000,575) (1,673,329)
Net increase (decrease) in net assets (2,888,339,050) (170,176,487) (1,780,095,363) (570,770,239)
Net assets at the beginning of period 7,687,410,172 7,857,586,659 9,781,791,174 10,352,561,413
Net assets at the end of period $ 4,799,071,122 $ 7,687,410,172 $ 8,001,695,811 $ 9,781,791,174

See Notes to Financial Statements.

Limited Term Short Term
Year Ended
3/31/23
Year Ended
3/31/22
Year Ended
3/31/23
Year Ended
3/31/22
OPERATIONS
Net investment income (loss) $ 120,694,070 $ 102,431,297 $ 10,076,121 $ 7,287,696
Net realized gain (loss) (119,860,432) (7,615,557) (8,649,885) (997,395)
Change in net unrealized appreciation (depreciation) 30,868,162 (313,709,310) 5,870,720 (26,205,670)
Net increase (decrease) in net assets from operations 31,701,800 (218,893,570) 7,296,956 (19,915,369)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (16,037,784) (16,544,081) (3,133,215) (2,354,754)
Class C (242,758) (187,654) (43,161) (6,846)
Class C2
(1)
— (15,191) — (2,454)
Class I (87,333,930) (83,485,428) (5,949,384) (4,839,142)
Decrease in net assets from distributions to shareholders (103,614,472) (100,232,354) (9,125,760) (7,203,196)
FUND SHARE TRANSACTIONS
Proceeds from sale of shares 3,390,582,001 3,224,814,549 682,388,551 374,520,037
Proceeds from shares issued to shareholders due to reinvestment of distributions 78,757,156 73,943,165 6,218,817 4,828,736
3,469,339,157 3,298,757,714 688,607,368 379,348,773
Cost of shares redeemed (5,085,114,031) (2,396,478,264) (725,257,642) (431,939,802)
Net increase (decrease) in net assets from Fund share transactions (1,615,774,874) 902,279,450 (36,650,274) (52,591,029)
Net increase (decrease) in net assets (1,687,687,546) 583,153,526 (38,479,078) (79,709,594)
Net assets at the beginning of period 8,454,929,665 7,871,776,139 737,454,512 817,164,106
Net assets at the end of period $ 6,767,242,119 $ 8,454,929,665 $ 698,975,434 $ 737,454,512
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
All-American
Class
A
3/31/23 $ 11.08 $ 0.36 $ (0.97) $ (0.61) $ (0.34) $ — $ (0.34) $ 10.13
3/31/22 12.09 0.34 (1.01) (0.67) (0.34) — (0.34) 11.08
3/31/21 11.49 0.35 0.62 0.97 (0.37) — (0.37) 12.09
3/31/20 11.60 0.36 (0.07) 0.29 (0.40) — (0.40) 11.49
3/31/19 11.44 0.42 0.15 0.57 (0.41) — (0.41) 11.60
Class
C
3/31/23 11.08 0.28 (0.98) (0.70) (0.25) — (0.25) 10.13
3/31/22 12.09 0.24 (1.01) (0.77) (0.24) — (0.24) 11.08
3/31/21 11.48 0.26 0.62 0.88 (0.27) — (0.27) 12.09
3/31/20 11.60 0.27 (0.09) 0.18 (0.30) — (0.30) 11.48
3/31/19 11.44 0.33 0.15 0.48 (0.32) — (0.32) 11.60
Class
R6
3/31/23 11.14 0.38 (0.98) (0.60) (0.36) — (0.36) 10.18
3/31/22 12.16 0.37 (1.02) (0.65) (0.37) — (0.37) 11.14
3/31/21 11.55 0.38 0.62 1.00 (0.39) — (0.39) 12.16
3/31/20 11.66 0.38 (0.06) 0.32 (0.43) — (0.43) 11.55
3/31/19 11.49 0.45 0.15 0.60 (0.43) — (0.43) 11.66
Class
I
3/31/23 11.13 0.38 (0.97) (0.59) (0.36) — (0.36) 10.18
3/31/22 12.14 0.37 (1.02) (0.65) (0.36) — (0.36) 11.13
3/31/21 11.54 0.38 0.61 0.99 (0.39) — (0.39) 12.14
3/31/20 11.65 0.38 (0.07) 0.31 (0.42) — (0.42) 11.54
3/31/19 11.49 0.44 0.15 0.59 (0.43) — (0.43) 11.65
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
(5.48) % $ 2,207,643 0.82% 0.66% 3.50% 47%
(5.76) 3,012,154 0.70 0.64 2.80 27
8.51 3,154,428 0.69 0.66 2.98 19
2.41 2,255,358 0.70 0.67 3.10 14
5.11 1,554,833 0.73 0.69 3.68 29
(6.26) 184,011 1.62 1.46 2.70 47
(6.54) 265,767 1.50 1.44 2.00 27
7.73 293,333 1.49 1.46 2.18 19
1.52 244,369 1.50 1.47 2.31 14
4.29 195,053 1.53 1.49 2.88 29
(5.30) 142,935 0.58 0.42 3.74 47
(5.58) 159,516 0.47 0.41 3.04 27
8.79 114,355 0 .45 0.42 3.19 19
2.65 41,526 0.47 0.44 3.29 14
5.40 12,469 0.49 0.45 3.90 29
(5.23) 2,264,482 0.62 0.46 3.69 47
(5.55) 4,249,974 0.50 0.44 3.00 27
8.69 4,281,209 0.49 0.45 3.17 19
2.60 2,964,458 0.50 0.47 3.31 14
5.31 2,168,129 0.53 0.49 3.88 29

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Intermediate Duration
Class
A
3/31/23 $ 9.05 $ 0.21 $ (0.29) $ (0.08) $ (0.20) $ — $ (0.20) $ 8.77
3/31/22 9.57 0.18 (0.52) (0.34) (0.18) — (0.18) 9.05
3/31/21 9.26 0.20 0.33 0.53 (0.22) — (0.22) 9.57
3/31/20 9.29 0.23 (0.02) 0.21 (0.24) — (0.24) 9.26
3/31/19 9.07 0.26 0.21 0.47 (0.25) — (0.25) 9.29
Class
C
3/31/23 9.06 0.14 (0.30) (0.16) (0.13) — (0.13) 8.77
3/31/22 9.57 0.10 (0.51) (0.41) (0.10) — (0.10) 9.06
3/31/21 9.26 0.13 0.32 0.45 (0.14) — (0.14) 9.57
3/31/20 9.29 0.16 (0.02) 0.14 (0.17) — (0.17) 9.26
3/31/19 9.08 0.19 0.20 0.39 (0.18) — (0.18) 9.29
Class
I
3/31/23 9.08 0.23 (0.30) (0.07) (0.21) — (0.21) 8.80
3/31/22 9.60 0.20 (0.52) (0.32) (0.20) — (0.20) 9.08
3/31/21 9.29 0.22 0.33 0.55 (0.24) — (0.24) 9.60
3/31/20 9.31 0.25 (0.01) 0.24 (0.26) — (0.26) 9.29
3/31/19 9.10 0.28 0.20 0.48 (0.27) — (0.27) 9.31
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
(0.90) % $ 845,566 0.65% 0.64% 2.38% 21%
(3.66) 940,178 0.63 0.63 1.87 26
5.79 967,315 0.64 0.64 2.12 18
2.28 768,267 0.65 0.65 2.45 22
5.29 603,262 0.67 0.67 2.86 15
(1.80) 43,566 1.45 1.44 1.58 21
(4.34) 55,713 1.43 1.43 1.07 26
4.93 65,566 1.44 1.44 1.33 18
1.48 59,004 1.45 1.45 1.65 22
4.35 48,182 1.47 1.47 2.06 15
(0.67) 7,112,564 0.45 0.44 2.57 21
(3.46) 8,785,900 0.43 0.43 2.06 26
5.97 9,315,167 0.44 0.44 2.32 18
2.58 7,775,550 0.45 0.45 2.65 22
5.37 6,138,037 0.47 0.47 3.06 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Limited Term
Class
A
3/31/23 $ 10.92 $ 0.16 $ (0.08) $ 0.08 $ (0.13) $ — $ — $ (0.13) $ 10.87
3/31/22 11.32 0.12 (0.40) (0.28) (0.12) — — (0.12) 10.92
3/31/21 11.02 0.15 0.35 0.50 (0.19) — (0.01) (0.20) 11.32
3/31/20 11.08 0.22 (0.06) 0.16 (0.22) — — (0.22) 11.02
3/31/19 10.83 0.23 0.23 0.46 (0.21) — — (0.21) 11.08
Class
C
3/31/23 10.88 0.07 (0.08) (0.01) (0.05) — — (0.05) 10.82
3/31/22 11.27 0.03 (0.39) (0.36) (0.03) — — (0.03) 10.88
3/31/21 10.98 0.06 0.34 0.40 (0.10) — (0.01) (0.11) 11.27
3/31/20 11.04 0.13 (0.06) 0.07 (0.13) — — (0.13) 10.98
3/31/19 10.78 0.14 0.24 0.38 (0.12) — — (0.12) 11.04
Class
I
3/31/23 10.88 0.18 (0.08) 0.10 (0.16) — — (0.16) 10.82
3/31/22 11.28 0.14 (0.40) (0.26) (0.14) — — (0.14) 10.88
3/31/21 10.98 0.17 0.35 0.52 (0.21) — (0.01) (0.22) 11.28
3/31/20 11.04 0.24 (0.06) 0.18 (0.24) — — (0.24) 10.98
3/31/19 10.79 0.25 0.23 0.48 (0.23) — — (0.23) 11.04
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
0.77% $ 1,152,357 0.61% 0.60% 1.45% 33%
(2.55) 1,523,484 0.59 0.59 1.05 28
4.55 1,597,780 0.61 0.61 1.31 18
1.43 1,236,659 0.62 0.61 1.97 22
4.27 1,015,540 0.63 0.63 2.07 27
(0.11) 49,258 1.41 1.40 0.65 33
(3.25) 70,792 1.39 1.39 0.26 28
3.64 88,543 1.41 1.41 0.53 18
0.62 88,648 1.42 1.41 1.17 22
3.52 83,991 1.43 1.43 1.27 27
0.90 5,565,627 0.41 0.40 1.65 33
(2.35) 6,860,653 0.39 0.39 1.25 28
4.76 6,172,134 0.41 0.41 1.51 18
1.63 4,447,770 0.42 0.41 2.17 22
4.46 4,014,613 0.43 0.43 2.27 27

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Short Term
Class
A
3/31/23 $ 9.82 $ 0.12 $ (0.05) $ 0.07 $ (0.10) $ — $ (0.10) $ 9.79
3/31/22 10.18 0.08 (0.36) (0.28) (0.08) — (0.08) 9.82
3/31/21 10.03 0.11 0.18 0.29 (0.14) — (0.14) 10.18
3/31/20 10.09 0.16 (0.06) 0.10 (0.16) — (0.16) 10.03
3/31/19 9.98 0.14 0.10 0.24 (0.13) — (0.13) 10.09
Class
C
3/31/23 9.79 0.04 (0.04) — (0.03) — (0.03) 9.76
3/31/22 10.15 (—)(e) (0.36) (0.36) (—)(e) — — 9.79
3/31/21 10.00 0.03 0.18 0.21 (0.06) — (0.06) 10.15
3/31/20 10.06 0.08 (0.06) 0.02 (0.08) — (0.08) 10.00
3/31/19 9.96 0.06 0.09 0.15 (0.05) — (0.05) 10.06
Class
I
3/31/23 9.84 0.14 (0.05) 0.09 (0.12) — (0.12) 9.81
3/31/22 10.19 0.10 (0.35) (0.25) (0.10) — (0.10) 9.84
3/31/21 10.04 0.13 0.18 0.31 (0.16) — (0.16) 10.19
3/31/20 10.10 0.18 (0.06) 0.12 (0.18) — (0.18) 10.04
3/31/19 9.99 0.16 0.10 0.26 (0.15) — (0.15) 10.10
(a)
Based on average shares outstanding.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to
Financial Statements) divided by the average long-term market value during the period.
(e)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
0.77% $ 281,531 0.69% 0.69% 1.20% 52%
(2.80) 277,719 0.67 0.67 0.77 37
2.90 329,109 0.68 0.68 1.08 38
0.96 259,148 0.69 0.69 1.57 37
2.42 156,526 0.72 0.72 1.44 45
0.00 (e) 13,160 1.49 1.49 0.41 52
(3.50) 12,359 1.47 1.47 (0.02) 37
2.08 16,519 1.48 1.48 0.29 38
0.16 17,781 1.49 1.49 0.77 37
1.53 6,879 1.52 1.52 0.64 45
0.98 404,284 0.49 0.49 1.39 52
(2.51) 447,376 0.47 0.47 0.97 37
3.10 469,157 0.48 0.48 1.28 38
1.16 440,687 0.49 0.49 1.77 37
2.62 433,253 0.52 0.52 1.64 45

Notes to Financial Statements
1. General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. Nuveen Municipal Trust is comprised of Nuveen
All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen
Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term
Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20,
1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is March 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended March 31, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term)
if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C
Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its directors/trustees or its officers, all of whom receive remuneration for their services to the each Trust from the Adviser or its affiliates. The Funds’ Board of Director/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment Income, is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’
Portfolio of Investments or Statements of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Fund
Gross
Custodian Fee
Credits
All-American
$ 30,631
Intermediate Duration
57,640
Limited Term
50,618
Short Term
8,178

Notes to Financial Statements
(continued)
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
("ASU 2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 4,639,379,029 $ 130,884** $ 4,639,509,913
Common Stocks – 55,405,601 – 55,405,601
Corporate Bonds – 1,120,018 – 1,120,018
Variable Rate Senior Loan Interests – – 26,193** 26,193
Short-Term Investments:
Municipal Bonds – 182,000,000 – 182,000,000
Total $ – $ 4,877,904,648 $ 157,077 $ 4,878,061,725
1
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 7,694,223,940 $ 9,263** $ 7,694,233,203
Common Stocks – 205,338,611 – 205,338,611
Asset-Backed and Mortgage-Backed Securities – 10,500,577 – 10,500,577
Total $ – $ 7,910,063,128 $ 9,263 $ 7,910,072,391
1
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 6,477,847,884 $ – $ 6,477,847,884
Common Stocks – 216,734,161 – 216,734,161
Total $ – $ 6,694,582,045 $ – $ 6,694,582,045
1
Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 691,937,311 $ – $ 691,937,311
Common Stocks – 1,706,501 – 1,706,501
Total $ – $ 693,643,812 $ – $ 693,643,812
1
* Refer to the Fund's Portfolio of Investments for state and/or industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(continued)
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
All-American
$ 155,465,000 $ — $ 155,465,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
All-American
$ 441,949,583 1.93%
Intermediate Duration
— —
Limited Term
— —
Short Term
— —

Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities. During the current fiscal period All-American made shortfall payments in the amount of
$15,578,844, which is recognized as a component of “Net realized gain (loss) from investments” on the Statement of Operations. None of the other
Funds in this report made shortfall payments during the current reporting period.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
All-American
$ 155,465,000 $ — $ 155,465,000
Intermediate Duration
— — —
Limited Term
— — —
Short Term
— — —
Fund
Purchases
Sales and
Maturities
All-American
$ 2,894,963,823 $ 6,039,368,902
Intermediate Duration
1,718,937,517 2,934,544,523
Limited Term
2,451,769,899 4,023,881,944
Short Term
412,459,706 393,259,496

Notes to Financial Statements
(continued)
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, All-American managed the duration of its portfolio by shorting interest rate futures contracts. The Fund did not hold any open futures contracts at year-end.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Average notional amount of futures contracts
outstanding
*
All-American $ 562,073,901
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
All-American Interest rate Future contracts $ 59,344,049 $ -

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
3/31/23
Year Ended
3/31/22
All-American Shares Amount Shares Amount
Subscriptions:
Class A 57,880,697 $587,762,385 56,205,735 $686,889,738
Class A - automatic conversion of Class C 48,335 495,395 10,961 131,937
Class A - automatic conversion of Class C2
(1)
— — 596,057 7,361,302
Class C 3,477,596 35,253,323 4,280,919 52,395,291
Class R6 11,973,620 122,446,849 7,782,649 95,093,960
Class I 174,308,818 1,788,167,868 118,902,761 1,452,273,413
Total subscriptions 247,689,066 2,534,125,820 187,779,082 2,294,145,641
Reinvestments of distributions:
Class A 6,965,823 70,611,282 6,817,019 82,468,230
Class C 464,633 4,709,947 427,321 5,172,663
Class C2
(1)
— — 2,645 32,477
Class R6 368,482 3,757,721 313,473 3,801,039
Class I 7,247,738 73,888,008 7,822,565 95,012,145
Total reinvestments of distributions 15,046,676 152,966,958 15,383,023 186,486,554
Redemptions:
Class A (118,734,549) (1,208,450,100) (52,744,723) (631,683,629)
Class C (9,712,827) (98,745,287) (4,983,850) (60,260,597)
Class C - automatic conversion to Class A (48,332) (495,395) (10,968) (131,937)
Class C2
(1)
— — (585,597) (7,119,866)
Class C2 - automatic conversion to Class A
(1)
— — (595,575) (7,361,302)
Class R6 (12,621,023) (129,054,830) (3,188,302) (38,061,941)
Class I (340,737,207) (3,487,500,230) (97,542,195) (1,169,221,924)
Total redemptions (481,853,938) (4,924,245,842) (159,651,210) (1,913,841,196)
Net increase (decrease) (219,118,196) $(2,237,153,064) 43,510,895 $566,790,999
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
3/31/23
Year Ended
3/31/22
Intermediate Duration Shares Amount Shares Amount
Subscriptions:
Class A 42,575,714 $370,551,557 21,648,832 $207,239,557
Class A - automatic conversion of Class C 3,087 27,068 2,546 24,091
Class A - automatic conversion of Class C2 — — 320,293 3,094,027
Class C 1,825,035 15,800,739 727,021 6,982,206
Class I 639,391,383 5,576,213,957 313,790,143 2,996,181,699
Total subscriptions 683,795,219 5,962,593,321 336,488,835 3,213,521,580
Reinvestments of distributions:
Class A 2,001,437 17,404,317 1,700,655 16,228,772
Class C 70,745 615,322 60,155 574,801
Class C2
(1)
— — 904 8,724
Class I 14,194,503 123,836,193 12,371,099 118,400,278
Total reinvestments of distributions 16,266,685 141,855,832 14,132,813 135,212,575
Redemptions:
Class A (52,011,717) (451,627,877) (20,964,589) (198,989,525)
Class C (3,078,464) (26,735,384) (1,486,918) (14,177,961)
Class C - automatic conversion to Class A (3,087) (27,068) (2,546) (24,091)
Class C2
(1)
— — (152,341) (1,464,237)
Class C2 - automatic conversion to Class A — — (319,631) (3,094,027)
Class I (812,344,036) (7,083,059,399) (329,733,945) (3,132,657,643)
Total redemptions (867,437,304) (7,561,449,728) (352,659,970) (3,350,407,484)
Net increase (decrease) (167,375,400) $(1,457,000,575) (2,038,322) $(1,673,329)

Notes to Financial Statements
(continued)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
3/31/23
Year Ended
3/31/22
Limited Term Shares Amount Shares Amount
Subscriptions:
Class A 29,578,320 $318,236,925 28,723,978 $325,496,307
Class A - automatic conversion of Class C 9,343 100,335 2,804 31,725
Class A - automatic conversion of Class C2
(1)
— — 764,353 8,705,985
Class C 1,403,341 15,008,905 896,216 10,107,903
Class I 285,276,514 3,057,235,836 255,331,073 2,880,472,629
Total subscriptions 316,267,518 3,390,582,001 285,718,424 3,224,814,549
Reinvestments of distributions:
Class A 1,274,997 13,728,392 1,252,757 14,168,970
Class C 21,374 229,396 15,228 172,267
Class C2
(1)
— — 1,198 13,594
Class I 6,041,863 64,799,368 5,291,223 59,588,334
Total reinvestments of distributions 7,338,234 78,757,156 6,560,406 73,943,165
Redemptions:
Class A (64,275,760) (691,062,568) (32,457,125) (366,061,973)
Class C (3,369,428) (36,075,498) (2,256,198) (25,392,106)
Class C - automatic conversion to Class A (9,380) (100,335) (2,814) (31,725)
Class C2
(1)
— — (414,299) (4,688,236)
Class C2 - automatic conversion to Class A
(1)
— — (765,698) (8,705,985)
Class I (407,440,113) (4,357,875,630) (177,537,462) (1,991,598,239)
Total redemptions (475,094,681) (5,085,114,031) (213,433,596) (2,396,478,264)
Net increase (decrease) (151,488,929) $(1,615,774,874) 78,845,234 $902,279,450
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
3/31/23
Year Ended
3/31/22
Short Term Shares Amount Shares Amount
Subscriptions:
Class A 27,412,627 $266,574,871 10,567,472 $106,618,757
Class A - automatic conversion of Class C 1,072 10,527 84 856
Class A - automatic conversion of Class C2 — — 193,245 1,969,164
Class C 1,311,490 12,711,945 278,023 2,784,944
Class I 41,372,385 403,091,208 25,963,155 263,146,316
Total subscriptions 70,097,574 682,388,551 37,001,979 374,520,037
Reinvestments of distributions:
Class A 287,791 2,802,175 204,589 2,071,588
Class C 3,906 37,908 620 6,301
Class C2
(1)
— — 207 2,103
Class I 346,523 3,378,734 271,108 2,748,744
Total reinvestments of distributions 638,220 6,218,817 476,524 4,828,736
Redemptions:
Class A (27,224,185) (265,305,298) (15,035,794) (151,976,150)
Class C (1,227,885) (11,935,039) (643,632) (6,503,006)
Class C - automatic conversion to Class A (1,077) (10,527) (85) (856)
Class C2
(1)
— — (40,970) (416,944)
Class C2 - automatic conversion to Class A — — (193,245) (1,969,164)
Class I (45,971,948) (448,006,778) (26,799,410) (271,073,682)
Total redemptions (74,425,095) (725,257,642) (42,713,136) (431,939,802)
Net increase (decrease) (3,689,301) $(36,650,274) (5,234,633) $(52,591,029)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the
Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns, taxable market discount, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes  were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
All-American
$ 4,725,043,810 $ 142,840,438 $ (145,286,691) $ (2,446,253)
Intermediate Duration
8,144,981,016 225,474,508 (460,383,133) (234,908,625)
Limited Term
6,739,482,029 192,234,210 (237,134,194) (44,899,984)
Short Term
700,895,161 3,017,478 (10,268,827) (7,251,349)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
All-American
$ 14,911,381 $ 257,252 $ — $ (2,446,253) $ (986,407,293) $ — $ (14,628,205) $ (988,313,118)
Intermediate
Duration
16,717,785 — — (234,908,625) (198,329,523) — (17,647,063) (434,167,426)
Limited Term
19,497,111 143,359 — (44,899,984) (158,399,870) — (10,745,323) (194,404,707)
Short Term
1,940,880 — — (7,251,349) (10,908,594) — (1,026,444) (17,245,507)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period March 1, 2023 through March 31, 2023 and paid on April 3, 2023.
3/31/23 3/31/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
All-American
$ 194,011,913 $ 1,483,137 $ — $ 240,864,500 $ 108,692 $ —
Intermediate Duration
201,839,820 1,499,752 — 210,706,365 1,350,124 —
Limited Term
103,125,774 488,698 — 99,992,138 240,216 —
Short Term
9,113,279 12,481 — 7,161,748 41,448 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
Fund
Short-Term Long-Term Total
All-American
1
$ 492,653,492 $ 493,753,801 $ 986,407,293
Intermediate Duration
80,512,388 117,817,135 198,329,523
Limited Term
40,647,684 117,752,186 158,399,870
Short Term
2,192,797 8,715,797 10,908,594
1
A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
All-
American
Intermediate
Duration
Limited
Term
Short
Term
For the first $125 million 0.3000% 0.3000% 0.2500% 0.2500%
For the next $125 million 0.2875 0.2875 0.2375 0.2375
For the next $250 million 0.2750 0.2750 0.2250 0.2250
For the next $500 million 0.2625 0.2625 0.2125 0.2125
For the next $1 billion 0.2500 0.2500 0.2000 0.2000
For the next $3 billion 0.2250 0.2250 0.1750 0.1750
For the next $5 billion 0.2000 0.2000 0.1500 0.1500
For net assets over $10 billion and greater 0.1875 0.1875 0.1375 0.1375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2023, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class I Shares are not subject to 12b-
1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Complex-Level Fee
All-American
0 .1626%
Intermediate Duration
0 .1625%
Limited Term
0 .1591%
Short Term
0 .1754%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Intermediate Duration N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
All-American
$ 5,097,225 $ 6,022,665 $ (617,986)
Intermediate Duration
— — —
Limited Term
— — —
Short Term
29,721,548 1,060,772 (22,568)
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
All-American
$ 1,868,809 $ 1,818,707
Intermediate Duration
945,822 929,191
Limited Term
349,772 340,428
Short Term
96,083 93,687

Notes to Financial Statements
(continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid
Fund
Commission
Advances
(Unaudited)
All-American
$ 1,625,973
Intermediate Duration
904,422
Limited Term
332,780
Short Term
92,484
Fund
12b-1 Fees
Retained
(Unaudited)
All-American
$ —
Intermediate Duration
40,081
Limited Term
28,981
Short Term
13,061
Fund
CDSC
Retained
(Unaudited)
All-American
$ 516,614
Intermediate Duration
177,396
Limited Term
295,909
Short Term
122,546

administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
All-American
$ 95,000,000
Intermediate Duration
110,666,095
Limited Term
101,758,583
Short Term
14,200,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
All-American
105 $ 42,243,810 3.91%
Intermediate Duration
87 49,673,923 3.02
Limited Term
126 39,220,907 3.76
Short Term
22 3,544,032 5.62

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
All-American $ —
Intermediate Duration —
Limited Term —
Short Term —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the
Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust
.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer does not have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Directors or Trustees, as applicable (the “Board” and each Director or
Trustee, a “Board Member”), of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the
Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the
“Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2022, the Fund outperformed its benchmark for the five-year period ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the three-year period and first quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2021, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2021. The Fund also ranked in the second quartile of its Performance Peer
Group for the one- and three-year periods ended December 31, 2021 and first quartile for the five-year period ended December 31, 2021. In addition, although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2022, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2022 and ranked in the second quartile of its Performance Peer
Group for the one-year period and first quartile for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021 and third quartile for the five-year period ended
December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for such periods. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the All-American Fund had a net management fee and a net expense ratio that were below the respective peer average; (b) the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (c) the Short Term
Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the permanent expense cap applicable to the Intermediate Duration Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the
Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly,
Chair of its Investment Committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) 2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
139
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of Regents
for the State of Iowa University System (2007- 2013); Director
and Chairman (2009-2021), United Fire Group, a publicly
held company; Director, Public Member, American Board of
Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
139
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
139

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
139
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
139
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
139
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
139

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
139
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004)
formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
139
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
139
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director of Nuveen (since 2022); formerly, Vice President (2014-2022),
Chief Compliance Officer (2017-2022); Deputy Chief Compliance Officer (2014-
2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Assistant
Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen (2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director (2017-2021),
Senior Vice President (2016-2017) of Nuveen; Managing Director (since 2015) of
Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior Managing
Director (since 2021), formerly, Managing Director (2017-2021), Vice President
(2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly,
Team Leader of Manager Oversight (2015-2017); Chartered Financial Analyst and
Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2021), General Counsel and Secretary (since 2023), formerly, Assistant Secretary (2021-2023), of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-
2017); Executive Vice President (since 2023) and Assistant Secretary (since 2008)
of Nuveen Securities, LLC, formerly Senior Managing Director (2017-2023);
Executive Vice President and Assistant Secretary (since 2023) of Nuveen Fund
Advisors, LLC, formerly, Senior Managing Director (2017-2023), Secretary (2016-
2023) and Co-General Counsel (2011-2020); Executive Vice President (since
2023) and Secretary (since 2016) of Nuveen Asset Management, LLC, formerly,
Senior Managing Director (2017-2023) and Associate General Counsel (2011-
2020); formerly, Vice President (2007-2021) and Secretary (2016-2021), of NWQ
Investment Management Company, LLC and Santa Barbara Asset Management,
LLC; Vice President and Secretary of Winslow Capital Management, LLC (since
2010); Senior Managing Director (since 2017) and Secretary (since 2016) of
Nuveen Alternative Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Senior Managing Director (since 2022) of Nuveen
Asset Management, LLC; Principal Financial Officer, Principal Accounting Officer
and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life Funds,
the TIAA Separate Account VA-1 and the Principal Financial Officer, Principal
Accounting Officer (since 2020) and Treasurer (since 2017) to the CREF Accounts;
has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate General
Counsel and Assistant Secretary of Nuveen Asset Management, LLC (since
2020); Vice President (since 2010) and Associate General Counsel (since 2019) of
Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary (since 2023) of Nuveen Fund Advisors,
LLC; Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-NAT-0323P 2849650-INV-Y-05/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended March 31, 2023	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Short Term Municipal Bond Fund	37,988	0	0	0

Total	$37,988	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Short Term Municipal Bond Fund	0%	0%	0%	0%

March 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen Short Term Municipal Bond Fund	37,025	0	37	0

Total	$37,025	$0	$37	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Short Term Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended March 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended March 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Funds, Inc.	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended March 31, 2023	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Short Term Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended March 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Short Term Municipal Bond Fund	37	0	0	37

Total	$37	$0	$0	$37

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: June 2, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: June 2, 2023